UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue,

Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Phil J. Rinzel, Controller and Chief Accounting Officer Northwestern Mutual Series Fund, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-CSR

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Reports to Stockholders

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Semi-Annual Report June 30, 2022

Northwestern Mutual Series Fund, Inc.

A Series Fund Offering 27 Portfolios

•	Growth Stock Portfolio
•	Focused Appreciation Portfolio
•	Large Cap Core Stock Portfolio
•	Large Cap Blend Portfolio
•	Index 500 Stock Portfolio
•	Large Company Value Portfolio
•	Domestic Equity Portfolio
•	Equity Income Portfolio
•	Mid Cap Growth Stock Portfolio
•	Index 400 Stock Portfolio
•	Mid Cap Value Portfolio
•	Small Cap Growth Stock Portfolio
•	Index 600 Stock Portfolio
•	Small Cap Value Portfolio
•	International Growth Portfolio
•	Research International Core Portfolio
•	International Equity Portfolio
•	Emerging Markets Equity Portfolio
•	Government Money Market Portfolio
•	Short-Term Bond Portfolio
•	Select Bond Portfolio
•	Long-Term U.S. Government Bond Portfolio
•	Inflation Protection Portfolio
•	High Yield Bond Portfolio
•	Multi-Sector Bond Portfolio
•	Balanced Portfolio
•	Asset Allocation Portfolio

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports are no longer sent by mail unless you specifically request paper copies of the reports from Northwestern Mutual, the issuer of your variable annuity and/or variable life insurance contract. Instead, your Fund annual and semi-annual reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, will continue to receive reports electronically, and you need not take any action. You may elect to receive all future reports in paper free of charge by informing Northwestern Mutual that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all future shareholder reports.

Northwestern Mutual Series Fund, Inc.

Mason Street Advisors, LLC (“Mason Street Advisors”), adviser to the Northwestern Mutual Series Fund, Inc., is a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Mason Street Advisors is the principal investment adviser for all the Portfolios of the Northwestern Mutual Series Fund, Inc., and has engaged and oversees sub-advisers who provide day-to-day management for certain of the Portfolios. Each sub-adviser may be replaced without the approval of shareholders. Please see the Series Fund prospectus for more information.

The views expressed in the portfolio manager commentaries set forth in the following pages reflect those of the portfolio managers only through the end of the period covered by this report and do not necessarily represent the views of any affiliated organization. The views expressed are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. These views are subject to change at any time based upon market conditions or other events and should not be relied upon as investment advice. Mason Street Advisors disclaims any responsibility to update these views.

Expense Examples (unaudited)

EXAMPLE

As a shareholder of each Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Portfolio provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period January 1, 2022 to June 30, 2022*	Annualized Expense Ratio

Growth Stock Portfolio
Actual	$1,000.00	$654.22	$1.76	0.43%
Hypothetical (5% return before expenses)	1,000.00	1,022.66	2.16	0.43

Focused Appreciation Portfolio
Actual	1,000.00	711.74	2.63	0.62
Hypothetical (5% return before expenses)	1,000.00	1,021.72	3.11	0.62

Large Cap Core Stock Portfolio
Actual	1,000.00	794.48	1.91	0.43
Hypothetical (5% return before expenses)	1,000.00	1,022.66	2.16	0.43

Large Cap Blend Portfolio
Actual	1,000.00	819.62	3.52	0.78
Hypothetical (5% return before expenses)	1,000.00	1,020.93	3.91	0.78

Index 500 Stock Portfolio
Actual	1,000.00	799.56	0.89	0.20
Hypothetical (5% return before expenses)	1,000.00	1,023.80	1.00	0.20

Expense Examples (unaudited)

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period January 1, 2022 to June 30, 2022*	Annualized Expense Ratio

Large Company Value Portfolio
Actual	$1,000.00	$926.24	$3.49	0.73%
Hypothetical (5% return before expenses)	1,000.00	1,021.17	3.66	0.73

Domestic Equity Portfolio
Actual	1,000.00	903.83	2.36	0.50
Hypothetical (5% return before expenses)	1,000.00	1,022.32	2.51	0.50

Equity Income Portfolio
Actual	1,000.00	916.58	2.71	0.57
Hypothetical (5% return before expenses)	1,000.00	1,021.97	2.86	0.57

Mid Cap Growth Stock Portfolio
Actual	1,000.00	737.23	2.28	0.53
Hypothetical (5% return before expenses)	1,000.00	1,022.17	2.66	0.53

Index 400 Stock Portfolio
Actual	1,000.00	803.73	1.07	0.24
Hypothetical (5% return before expenses)	1,000.00	1,023.60	1.20	0.24

Mid Cap Value Portfolio
Actual	1,000.00	919.88	3.38	0.71
Hypothetical (5% return before expenses)	1,000.00	1,021.27	3.56	0.71

Small Cap Growth Stock Portfolio
Actual	1,000.00	693.05	2.31	0.55
Hypothetical (5% return before expenses)	1,000.00	1,022.07	2.76	0.55

Index 600 Stock Portfolio
Actual	1,000.00	808.88	1.26	0.28
Hypothetical (5% return before expenses)	1,000.00	1,023.41	1.40	0.28

Small Cap Value Portfolio
Actual	1,000.00	794.88	3.87	0.87
Hypothetical (5% return before expenses)	1,000.00	1,020.48	4.36	0.87

International Growth Portfolio
Actual	1,000.00	727.92	2.66	0.62
Hypothetical (5% return before expenses)	1,000.00	1,021.72	3.11	0.62

Research International Core Portfolio
Actual	1,000.00	793.80	3.29	0.74
Hypothetical (5% return before expenses)	1,000.00	1,021.12	3.71	0.74

International Equity Portfolio
Actual	1,000.00	901.89	2.74	0.58
Hypothetical (5% return before expenses)	1,000.00	1,021.92	2.91	0.58

Emerging Markets Equity Portfolio
Actual	1,000.00	765.51	3.98	0.91
Hypothetical (5% return before expenses)	1,000.00	1,020.28	4.56	0.91

Expense Examples (unaudited)

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period January 1, 2022 to June 30, 2022*	Annualized Expense Ratio

Government Money Market Portfolio
Actual	$1,000.00	$1,001.05	$1.19	0.24%
Hypothetical (5% return before expenses)	1,000.00	1,023.60	1.20	0.24

Short-Term Bond Portfolio
Actual	1,000.00	961.10	1.85	0.38
Hypothetical (5% return before expenses)	1,000.00	1,022.91	1.91	0.38

Select Bond Portfolio
Actual	1,000.00	893.31	1.46	0.31
Hypothetical (5% return before expenses)	1,000.00	1,023.26	1.56	0.31

Long-Term U.S. Government Bond Portfolio
Actual	1,000.00	791.27	3.24	0.73
Hypothetical (5% return before expenses)	1,000.00	1,021.17	3.66	0.73

Inflation Protection Portfolio
Actual	1,000.00	902.97	2.50	0.53
Hypothetical (5% return before expenses)	1,000.00	1,022.17	2.66	0.53

High Yield Bond Portfolio
Actual	1,000.00	864.00	2.08	0.45
Hypothetical (5% return before expenses)	1,000.00	1,022.56	2.26	0.45

Multi-Sector Bond Portfolio
Actual	1,000.00	827.56	3.22	0.71
Hypothetical (5% return before expenses)	1,000.00	1,021.27	3.56	0.71

Balanced Portfolio
Actual	1,000.00	847.52	0.27	0.06
Hypothetical (5% return before expenses)	1,000.00	1,024.50	0.30	0.06

Asset Allocation Portfolio
Actual	1,000.00	830.57	0.41	0.09
Hypothetical (5% return before expenses)	1,000.00	1,024.35	0.45	0.09

*

Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the direct expenses of the Portfolio and do not include the effect of the underlying Portfolios’ expenses which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in the Prospectus.

Growth Stock Portfolio (unaudited)

   Sector Allocation 6/30/22

Sector	% of Net Assets
Information Technology	40.3%
Consumer Discretionary	20.7%
Communication Services	18.6%
Health Care	14.7%
Financials	3.7%
Materials	1.0%
Industrials	0.7%
Short-Term Investments & Other Net Assets	0.2%
Real Estate	0.1%

Sector Allocation is subject to change.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)

Communication Services (18.6%)
Alphabet, Inc. - Class A *	8,435	18,382
Alphabet, Inc. - Class C *	37,505	82,040
Meta Platforms, Inc. - Class A *	182,217	29,383
Netflix, Inc. *	20,080	3,511
Pinterest, Inc. *	80,004	1,453
Sea, Ltd., ADR *	104,113	6,961
Snap, Inc. *	368,199	4,834
Spotify Technology SA *	17,348	1,628
Tencent Holdings, Ltd.	100,900	4,557
T-Mobile US, Inc. *	21,671	2,916
The Walt Disney Co. *	29,941	2,826

Total		158,491

Consumer Discretionary (20.7%)
Amazon.com, Inc. *	835,421	88,730
Booking Holdings, Inc. *	2,851	4,986
Carvana Co. *	79,495	1,795
Chipotle Mexican Grill, Inc. *	5,782	7,559
Dollar General Corp.	39,831	9,776
DoorDash, Inc. *	71,274	4,574
Lululemon Athletica, Inc. *	20,094	5,478
NIKE, Inc. - Class B	66,129	6,758
Ross Stores, Inc.	89,311	6,272
Tesla, Inc. *	57,315	38,597
The TJX Cos., Inc.	35,424	1,979

Total		176,504

Financials (3.7%)
The Charles Schwab Corp.	88,274	5,577
Chubb, Ltd.	20,447	4,019
The Goldman Sachs Group, Inc.	34,489	10,244
Marsh & McLennan Cos., Inc.	26,657	4,139
MSCI, Inc.	3,149	1,298
S&P Global, Inc.	17,794	5,998

Total		31,275

Health Care (14.7%)
Align Technology, Inc. *	5,631	1,333
AstraZeneca PLC, ADR	52,184	3,448
Danaher Corp.	50,091	12,699
Eli Lilly & Co.	56,175	18,213
Humana, Inc.	17,538	8,209
Intuitive Surgical, Inc. *	63,416	12,728

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)

Health Care continued
Stryker Corp.	35,739	7,109
Teleflex, Inc.	9,514	2,339
Thermo Fisher Scientific, Inc.	13,394	7,277
UnitedHealth Group, Inc.	82,047	42,142
Veeva Systems, Inc. - Class A *	14,532	2,878
Zoetis, Inc.	37,220	6,398

Total		124,773

Industrials (0.7%)
Cintas Corp.	3,703	1,383
General Electric Co.	37,927	2,415
TransUnion	21,730	1,738

Total		5,536

Information Technology (40.3%)
Advanced Micro
Devices, Inc. *	123,720	9,461
Adyen NV *	87,000	1,271
Affirm Holdings, Inc. *	45,567	823
Apple, Inc.	474,049	64,812
ASML Holding NV	14,833	7,059
Atlassian Corp. PLC *	25,539	4,786
Bill.com Holdings, Inc. *	33,336	3,665
Block, Inc. *	48,412	2,975
Confluent, Inc. - Class A *	41,100	955
CrowdStrike Holdings, Inc. *	6,527	1,100
Datadog, Inc. *	20,147	1,919
Fortinet, Inc. *	119,576	6,766
HashiCorp, Inc. - Class A *	10,613	312
Intuit, Inc.	41,243	15,897
Marvell Technology, Inc.	77,531	3,375
Mastercard, Inc. - Class A	70,850	22,352
Microsoft Corp.	290,699	74,660
MongoDB, Inc. *	18,469	4,793
Monolithic Power Systems, Inc.	9,573	3,676
NVIDIA Corp.	155,806	23,619
Paycom Software, Inc. *	2,744	769
PayPal Holdings, Inc. *	30,132	2,104
Roper Technologies, Inc.	13,245	5,227
ServiceNow, Inc. *	49,718	23,642
Shopify, Inc. *	103,590	3,236
Snowflake, Inc. *	13,034	1,812

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Synopsys, Inc. *	39,759	12,075
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	38,691	3,163
TE Connectivity, Ltd.	16,708	1,891
Texas Instruments, Inc.	31,906	4,902
Visa, Inc. - Class A	150,670	29,665

Total		342,762

Materials (1.0%)
Linde PLC	15,754	4,530
The Sherwin-Williams Co.	16,441	3,681

Total		8,211

Real Estate (0.1%)
Opendoor Technologies, Inc. *	192,500	907

Total		907

Total Common Stocks
(Cost: $766,802)		848,459

Short-Term Investments (0.6%)

Money Market Funds (0.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.450% #	5,407,649	5,408

Total		5,408

Total Short-Term Investments
(Cost: $5,408)		5,408

Total Investments (100.4%)
(Cost: $772,210)@		853,867

Other Assets, Less Liabilities (-0.4%)		(3,172)

Net Assets (100.0%)		850,695

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2022.

@

At June 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $772,210 and the net unrealized appreciation of investments based on that cost was $81,657 which is comprised of $234,342 aggregate gross unrealized appreciation and $152,685 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2022. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$848,459	$-	$-
Short-Term Investments	5,408	-	-
Total Assets:	$853,867	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Focused Appreciation Portfolio (unaudited)

Sector Allocation 6/30/22

Sector	% of Net Assets
Information Technology	34.2%
Communication Services	17.1%
Health Care	16.2%
Consumer Discretionary	14.7%
Industrials	8.2%
Consumer Staples	4.0%
Financials	3.5%
Short-Term Investments & Other Net Assets	2.1%

Sector Allocation is subject to change.

As a non-diversified portfolio, the Portfolio may hold fewer securities because of its focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Focused Appreciation Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

Common Stocks (97.9%)	Shares/ Par +	Value $ (000’s)

Communication Services (17.1%)
Alphabet, Inc. - Class A *	17,970	39,161
Alphabet, Inc. - Class C *	14,373	31,440
Meta Platforms, Inc. - Class A *	258,986	41,762
Netflix, Inc. *	131,049	22,917
The Walt Disney Co. *	290,936	27,464

Total		162,744

Consumer Discretionary (14.7%)
Alibaba Group Holding, Ltd., ADR *	155,309	17,655
Amazon.com, Inc. *	500,846	53,195
Starbucks Corp.	257,883	19,700
Tesla, Inc. *	39,304	26,468
Yum China Holdings, Inc.	169,925	8,241
Yum! Brands, Inc.	126,430	14,351

Total		139,610

Consumer Staples (4.0%)
Monster Beverage Corp. *	411,053	38,105

Total		38,105

Financials (3.5%)
FactSet Research Systems, Inc.	48,143	18,515

Common Stocks (97.9%)	Shares/ Par +	Value $ (000’s)

Financials continued
SEI Investments Co.	274,256	14,815

Total		33,330

Health Care (16.2%)
Illumina, Inc. *	90,879	16,755
Intuitive Surgical, Inc. *	50,777	10,191
Novartis AG, ADR	376,345	31,812
Novo Nordisk A/S, ADR	137,317	15,301
Regeneron Pharmaceuticals, Inc. *	42,688	25,234
Roche Holding AG, ADR	543,808	22,682
Vertex Pharmaceuticals, Inc. *	112,373	31,666

Total		153,641

Industrials (8.2%)
The Boeing Co. *	331,469	45,318
Deere & Co.	48,830	14,623
Expeditors International of Washington, Inc.	180,183	17,561

Total		77,502

Information Technology (34.2%)
Autodesk, Inc. *	184,234	31,681
Block, Inc. - Class A *	168,776	10,373
Microsoft Corp.	199,325	51,193
NVIDIA Corp.	298,180	45,201
Oracle Corp.	540,994	37,799

Common Stocks (97.9%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
PayPal Holdings, Inc. *	172,400	12,040
QUALCOMM, Inc.	175,094	22,367
Salesforce, Inc. *	192,679	31,800
Shopify, Inc. *	363,580	11,358
Visa, Inc. - Class A	317,064	62,427
Workday, Inc. - Class A *	64,188	8,959

Total		325,198

Total Common Stocks
(Cost: $714,217)		930,130

Short-Term Investments (2.1%)

Money Market Funds (2.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.450% #	20,068,936	20,069

Total		20,069

Total Short-Term Investments
(Cost: $20,069)		20,069

Total Investments (100.0%)
(Cost: $734,286)@		950,199

Other Assets, Less Liabilities (0.0%)		(199)

Net Assets (100.0%)		950,000

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2022.

@

At June 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $734,286 and the net unrealized appreciation of investments based on that cost was $215,913 which is comprised of $311,520 aggregate gross unrealized appreciation and $95,607 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Focused Appreciation Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2022. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
Common Stocks	$930,130	$-	$-
Short-Term Investments	20,069	-	-
Total Assets:	$950,199	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio (unaudited)

Sector Allocation 6/30/22

Sector	% of Net Assets
Information Technology	19.6%
Health Care	16.8%
Financials	11.7%
Communication Services	11.3%
Consumer Discretionary	10.3%
Industrials	7.8%
Consumer Staples	7.3%
Energy	4.8%
Utilities	3.7%
Materials	2.7%
Real Estate	2.6%
Short-Term Investments & Other Net Assets	0.8%
Investment Companies	0.6%

Sector Allocation is subject to change.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Large Cap Core Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Communication Services (11.3%)
Alphabet, Inc. - Class A *	12,148	26,474
AT&T, Inc.	162,903	3,414
Charter Communications, Inc. - Class A *	13,045	6,112
Electronic Arts, Inc.	6,874	836
Match Group, Inc. *	41,339	2,881
Meta Platforms, Inc. - Class A *	71,635	11,551
Omnicom Group, Inc.	93,427	5,943
Roku, Inc. *	30,341	2,492
Snap, Inc. *	94,340	1,239
T-Mobile US, Inc. *	54,416	7,321

Total		68,263

Consumer Discretionary (10.3%)
Airbnb, Inc. *	59,578	5,307
Amazon.com, Inc. *	228,491	24,268
Chipotle Mexican Grill, Inc. *	1,730	2,261
Etsy, Inc. *	85,999	6,296
Ford Motor Co.	188,887	2,102
Starbucks Corp.	65,164	4,978
Tesla, Inc. *	6,908	4,652
The TJX Cos., Inc.	114,891	6,417
Ulta Beauty, Inc. *	16,350	6,303

Total		62,584

Consumer Staples (7.3%)
Constellation Brands, Inc. - Class A	23,274	5,424
The Hershey Co.	18,868	4,060
Mondelez International, Inc.	116,795	7,252
Monster Beverage Corp. *	46,060	4,270
Philip Morris International, Inc.	77,580	7,660
Sysco Corp.	184,020	15,588

Total		44,254

Energy (4.8%)
ConocoPhillips	65,699	5,900
Marathon Petroleum Corp.	36,194	2,976
Pioneer Natural Resources Co.	9,608	2,143
Schlumberger NV	47,780	1,709
Shell PLC	315,797	16,513

Total		29,241

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Financials (11.7%)
American International Group, Inc.	81,876	4,186
Ares Management Corp. - Class A	100,587	5,719
Berkshire Hathaway, Inc. - Class B *	13,219	3,609
The Charles Schwab Corp.	145,750	9,208
Chubb, Ltd.	25,052	4,925
CME Group, Inc.	28,175	5,767
Equitable Holdings, Inc.	174,878	4,559
The Hartford Financial Services Group, Inc.	40,177	2,629
Host Hotels & Resorts, Inc.	170,013	2,666
Marsh & McLennan Cos., Inc.	25,446	3,951
MetLife, Inc.	27,507	1,727
Morgan Stanley	106,834	8,126
The PNC Financial Services Group, Inc.	36,272	5,723
S&P Global, Inc.	24,376	8,216

Total		71,011

Health Care (16.8%)
Agilent Technologies, Inc.	23,353	2,774
Align Technology, Inc. *	5,527	1,308
AstraZeneca PLC, ADR	78,446	5,183
Baxter International, Inc.	41,465	2,663
Biogen, Inc. *	4,570	932
Boston Scientific Corp. *	91,472	3,409
Bristol-Myers Squibb Co.	93,222	7,178
Centene Corp. *	32,669	2,764
Danaher Corp.	25,162	6,379
Dexcom, Inc. *	10,323	769
Edwards Lifesciences Corp. *	25,241	2,400
Elevance Health, Inc.	7,758	3,744
Eli Lilly & Co.	33,660	10,914
Exact Sciences Corp. *	6,542	258
HCA Healthcare, Inc.	13,219	2,222
Horizon Therapeutics PLC *	7,833	625
Humana, Inc.	13,219	6,187
Illumina, Inc. *	5,445	1,004
Incyte Corp. *	9,294	706
Insulet Corp. *	5,712	1,245
Laboratory Corp. of America Holdings	6,192	1,451
McKesson Corp.	6,688	2,182

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Health Care continued
Moderna, Inc. *	1,513	216
Novartis AG, ADR	19,052	1,611
Pfizer, Inc.	213,888	11,214
Regeneron Pharmaceuticals, Inc. *	2,675	1,581
Seagen, Inc. *	8,529	1,509
Stryker Corp.	16,484	3,279
Teleflex, Inc.	7,241	1,780
UnitedHealth Group, Inc.	8,482	4,357
Vertex Pharmaceuticals, Inc. *	10,669	3,006
Waters Corp. *	4,248	1,406
Zoetis, Inc.	32,983	5,670

Total		101,926

Industrials (7.8%)
The Boeing Co. *	13,706	1,874
Canadian Pacific Railway, Ltd.	20,572	1,437
Caterpillar, Inc.	12,935	2,312
Emerson Electric Co.	19,781	1,573
Equifax, Inc.	6,792	1,241
Expeditors International of Washington, Inc.	5,419	528
FedEx Corp.	13,729	3,113
Fortive Corp.	46,092	2,506
General Dynamics Corp.	15,348	3,396
Honeywell International, Inc.	17,397	3,024
Ingersoll-Rand, Inc.	79,537	3,347
Johnson Controls International PLC	75,078	3,595
L3Harris Technologies, Inc.	10,417	2,518
PACCAR, Inc.	45,745	3,767
Raytheon Technologies Corp.	50,262	4,831
Southwest Airlines Co. *	50,970	1,841
Waste Connections, Inc.	11,983	1,485
Westinghouse Air Brake Technologies Corp.	59,420	4,877

Total		47,265

Information Technology (19.6%)
Adobe, Inc. *	4,587	1,679
Advanced Micro Devices, Inc. *	60,113	4,597

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Apple, Inc.	159,865	21,857
Block, Inc. - Class A *	34,461	2,118
Ceridian HCM Holding, Inc. *	36,588	1,722
FLEETCOR Technologies, Inc. *	18,537	3,895
Global Payments, Inc.	51,694	5,719
GoDaddy, Inc. *	26,400	1,836
HashiCorp, Inc. - Class A *	31,614	931
KLA Corp.	10,339	3,299
Marvell Technology, Inc.	56,149	2,444
Micron Technology, Inc.	67,477	3,730
Microsoft Corp.	141,973	36,463
Nuvei Corp. *	19,452	704
NVIDIA Corp.	12,672	1,921
Okta, Inc. *	2,670	241
Palo Alto Networks, Inc. *	1,601	791
PayPal Holdings, Inc. *	8,617	602
Qualtrics International, Inc. - Class A *	30,231	378
Salesforce, Inc. *	24,722	4,080
SentinelOne, Inc. *	8,042	188
ServiceNow, Inc. *	5,618	2,671
Snowflake, Inc. *	1,782	248
Teradyne, Inc.	29,973	2,684
Texas Instruments, Inc.	46,532	7,150
UiPath, Inc. - Class A *	25,262	459
Visa, Inc. - Class A	25,257	4,973
Workday, Inc. - Class A *	9,526	1,330

Total		118,710

Materials (2.7%)
Ball Corp.	20,637	1,419
Celanese Corp. - Class A	26,421	3,107
Crown Holdings, Inc.	16,062	1,480
FMC Corp.	32,889	3,520
Linde PLC	14,462	4,158
PPG Industries, Inc.	21,739	2,486

Total		16,170

Real Estate (2.6%)
American Tower Corp.	16,476	4,211
AvalonBay Communities, Inc.	11,661	2,265
Prologis, Inc.	37,893	4,458
Welltower, Inc.	60,553	4,987

Total		15,921

Utilities (3.7%)
Constellation Energy Corp.	31,756	1,818
Duke Energy Corp.	60,963	6,536

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Utilities continued
Edison International	60,254	3,811
Exelon Corp.	100,177	4,540
FirstEnergy Corp.	147,308	5,655

Total		22,360

Total Common Stocks
(Cost: $560,052)		597,705

Investment Companies (0.6%)

Investment Companies (0.6%)
SPDR S&P 500 ETF Trust	9,933	3,747

Total		3,747

Total Investment Companies
(Cost: $3,850)		3,747

Short-Term Investments (0.9%)

Money Market Funds (0.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.450% #	5,527,621	5,528

Total		5,528

Total Short-Term Investments
(Cost: $5,528)		5,528

Total Investments (100.1%)
(Cost: $569,430)@		606,980

Other Assets, Less Liabilities (-0.1%)		(488)

Net Assets (100.0%)		606,492

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2022.

@

At June 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $569,430 and the net unrealized appreciation of investments based on that cost was $37,550 which is comprised of $95,503 aggregate gross unrealized appreciation and $57,953 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2022. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$597,705	$-	$-
Investment Companies	3,747	-	-
Short-Term Investments	5,528	-	-
Total Assets:	$606,980	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio (unaudited)

Sector Allocation 6/30/22

Sector	% of Net Assets
Financials	22.6%
Consumer Discretionary	21.8%
Industrials	14.9%
Communication Services	11.2%
Health Care	10.9%
Information Technology	9.0%
Consumer Staples	3.5%
Materials	3.0%
Short-Term Investments & Other Net Assets	1.6%
Energy	1.5%

Sector Allocation is subject to change.

The Portfolio may hold fewer securities than other diversified portfolios because of its more focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Large Cap Blend Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)

Communication Services (11.2%)
Alphabet, Inc. - Class A *	3,467	7,556
Comcast Corp. - Class A	135,982	5,336
Meta Platforms, Inc. - Class A *	16,816	2,712
Omnicom Group, Inc.	74,995	4,770

Total		20,374

Consumer Discretionary (21.8%)
Booking Holdings, Inc. *	3,742	6,545
CarMax, Inc. *	39,771	3,599
Dollar General Corp.	44,091	10,822
Dollar Tree, Inc. *	52,296	8,150
Sony Group Corp., ADR	84,038	6,872
The TJX Cos., Inc.	65,577	3,662

Total		39,650

Consumer Staples (3.5%)
Unilever PLC, ADR	138,041	6,326

Total		6,326

Energy (1.5%)
Schlumberger, Ltd.	73,699	2,636

Total		2,636

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)

Financials (22.6%)
Arch Capital Group, Ltd. *	95,521	4,345
Berkshire Hathaway, Inc. - Class B *	35,720	9,752
The Charles Schwab Corp.	125,191	7,910
Chubb, Ltd.	19,485	3,830
JPMorgan Chase & Co.	35,304	3,976
Northern Trust Corp.	53,600	5,171
The Progressive Corp.	52,847	6,145

Total		41,129

Health Care (10.9%)
Fresenius Medical Care AG & Co. KGaA, ADR	154,108	3,843
Koninklijke Philips NV	169,863	3,657
Smith & Nephew PLC, ADR	172,405	4,814
UnitedHealth Group, Inc.	14,505	7,450

Total		19,764

Industrials (14.9%)
Carlisle Cos., Inc.	21,180	5,054
Eaton Corp. PLC	29,925	3,770
Ferguson PLC	46,000	5,093
Masco Corp.	140,912	7,130
PACCAR, Inc.	73,531	6,054

Total		27,101

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)

Information Technology (9.0%)
CDW Corp.	34,100	5,373
Micron Technology, Inc.	105,812	5,849
SAP SE, ADR	57,586	5,224

Total		16,446

Materials (3.0%)
Avery Dennison Corp.	33,900	5,487

Total		5,487

Total Common Stocks
(Cost: $165,879)		178,913

Short-Term Investments (1.2%)

Money Market Funds (1.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.450% #	2,251,096	2,251

Total		2,251

Total Short-Term Investments
(Cost: $2,251)		2,251

Total Investments (99.6%)
(Cost: $168,130)@		181,164

Other Assets, Less Liabilities (0.4%)		775

Net Assets (100.0%)		181,939

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2022.

@

At June 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $168,130 and the net unrealized appreciation of investments based on that cost was $13,034 which is comprised of $30,668 aggregate gross unrealized appreciation and $17,634 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2022. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$178,913	$-	$-
Short-Term Investments	2,251	-	-
Total Assets:	$181,164	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio (unaudited)

Sector Allocation 6/30/22

Sector	% of Net Assets
Information Technology	26.5%
Health Care	14.9%
Financials	10.7%
Consumer Discretionary	10.4%
Communication Services	8.8%
Industrials	7.7%
Consumer Staples	6.9%
Energy	4.3%
Utilities	3.1%
Real Estate	2.9%
Materials	2.6%
Short-Term Investments & Other Net Assets	1.2%

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P 500” and “Standard & Poor’s 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

The Portfolio may invest in exchange traded funds and derivative instruments, such as equity index futures for cash management and liquidity purposes to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Index 500 Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Communication Services (8.8%)
Activision Blizzard, Inc.	106,042	8,256
Alphabet, Inc. - Class A *	40,791	88,894
Alphabet, Inc. - Class C *	37,401	81,813
AT&T, Inc.	970,932	20,351
Charter Communications, Inc. - Class A *	15,708	7,360
Comcast Corp. - Class A	606,317	23,792
DISH Network Corp. - Class A *	34,111	612
Electronic Arts, Inc.	38,140	4,640
Fox Corp. - Class A	42,670	1,372
Fox Corp. - Class B	19,610	582
The Interpublic Group of Companies, Inc.	53,804	1,481
Live Nation Entertainment, Inc. *	18,573	1,534
Lumen Technologies, Inc.	122,755	1,339
Match Group, Inc. *	38,733	2,699
Meta Platforms, Inc. - Class A *	311,056	50,158
Netflix, Inc. *	60,203	10,528
News Corp. - Class A	53,931	840
News Corp. - Class B	16,798	267
Omnicom Group, Inc.	27,902	1,775
Paramount Global - Class B	82,545	2,037
Take-Two Interactive Software, Inc. *	21,634	2,651
T-Mobile US, Inc. *	79,908	10,751
Twitter, Inc. *	103,451	3,868
Verizon Communications, Inc.	569,572	28,906
The Walt Disney Co. *	247,037	23,320
Warner Bros. Discovery, Inc. *	299,918	4,025

Total		383,851

Consumer Discretionary (10.4%)
Advance Auto Parts,
Inc.	8,285	1,434
Amazon.com, Inc. *	1,186,708	126,040
Aptiv PLC *	36,432	3,245
AutoZone, Inc. *	2,692	5,785
Bath & Body Works, Inc.	32,936	887
Best Buy Co., Inc.	27,460	1,790
Booking Holdings, Inc. *	5,531	9,674
BorgWarner, Inc.	32,487	1,084

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Caesars Entertainment, Inc. *	28,727	1,100
CarMax, Inc. *	21,680	1,962
Carnival Corp. *	109,318	946
Chipotle Mexican Grill, Inc. *	3,777	4,938
D.R. Horton, Inc.	43,442	2,875
Darden Restaurants, Inc.	16,917	1,914
Dollar General Corp.	31,029	7,616
Dollar Tree, Inc. *	30,530	4,758
Domino’s Pizza, Inc.	4,889	1,905
eBay, Inc.	75,928	3,164
Etsy, Inc. *	17,231	1,262
Expedia Group, Inc. *	20,310	1,926
Ford Motor Co.	535,567	5,961
Garmin, Ltd.	20,577	2,022
General Motors Co. *	197,743	6,280
Genuine Parts Co.	19,204	2,554
Hasbro, Inc.	17,580	1,439
Hilton Worldwide Holdings, Inc.	37,748	4,207
The Home Depot, Inc.	140,149	38,439
Las Vegas Sands Corp. *	45,538	1,530
Lennar Corp. - Class A	34,697	2,449
LKQ Corp.	35,613	1,748
Lowe’s Companies, Inc.	89,664	15,662
Marriott International, Inc. - Class A	37,287	5,071
McDonald’s Corp.	100,300	24,762
MGM Resorts International	49,194	1,424
Mohawk Industries, Inc. *	6,980	866
Newell Brands, Inc.	49,793	948
NIKE, Inc. - Class B	172,074	17,586
Norwegian Cruise Line Holdings, Ltd. *	57,774	642
NVR, Inc. *	419	1,678
O’Reilly Automotive, Inc. *	8,914	5,632
Penn National Gaming, Inc. *	22,170	674
Pool Corp.	5,435	1,909
PulteGroup, Inc.	32,228	1,277
PVH Corp.	9,105	518
Ralph Lauren Corp.	6,652	596
Ross Stores, Inc.	47,835	3,360
Royal Caribbean Cruises, Ltd. *	29,997	1,047
Starbucks Corp.	155,509	11,879
Tapestry, Inc.	34,111	1,041
Target Corp.	62,715	8,857

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Tesla, Inc. *	113,811	76,643
The TJX Cos., Inc.	159,281	8,896
Tractor Supply Co.	15,233	2,953
Ulta Beauty, Inc. *	7,083	2,730
VF Corp.	44,116	1,949
Whirlpool Corp.	7,622	1,180
Wynn Resorts, Ltd. *	14,416	821
Yum! Brands, Inc.	39,039	4,431

Total		455,966

Consumer Staples (6.9%)
Altria Group, Inc.	245,555	10,257
Archer-Daniels-Midland Co.	76,067	5,903
Brown-Forman Corp. - Class B	25,179	1,767
Campbell Soup Co.	27,937	1,342
Church & Dwight Co., Inc.	32,504	3,012
The Clorox Co.	16,542	2,332
The Coca-Cola Co.	529,141	33,288
Colgate-Palmolive Co.	113,645	9,108
Conagra Brands, Inc.	65,083	2,228
Constellation Brands, Inc. - Class A	22,089	5,148
Costco Wholesale Corp.	60,112	28,810
The Estee Lauder Cos., Inc. - Class A	31,262	7,962
General Mills, Inc.	81,964	6,184
The Hershey Co.	19,800	4,260
Hormel Foods Corp.	38,729	1,834
The J.M. Smucker Co.	14,454	1,850
Kellogg Co.	34,368	2,452
Keurig Dr. Pepper, Inc.	100,042	3,541
Kimberly-Clark Corp.	45,951	6,210
The Kraft Heinz Co.	95,849	3,656
The Kroger Co.	88,977	4,211
Lamb Weston Holdings, Inc.	19,529	1,396
McCormick & Co., Inc.	34,058	2,835
Molson Coors Beverage Co. - Class B	25,954	1,415
Mondelez International, Inc.	187,693	11,654
Monster Beverage Corp. *	51,114	4,738
PepsiCo, Inc.	187,589	31,264
Philip Morris International, Inc.	210,232	20,758
The Procter & Gamble Co.	325,402	46,790
Sysco Corp.	68,602	5,811

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Consumer Staples continued
Tyson Foods, Inc. - Class A	39,540	3,403
Walgreens Boots Alliance, Inc.	97,233	3,685
Walmart, Inc.	190,405	23,149

Total		302,253

Energy (4.3%)
APA Corp.	45,872	1,601
Baker Hughes	126,856	3,662
Chevron Corp.	266,476	38,580
ConocoPhillips	175,423	15,755
Coterra Energy, Inc.	109,286	2,818
Devon Energy Corp.	83,246	4,588
Diamondback Energy, Inc.	22,628	2,741
EOG Resources, Inc.	79,437	8,773
Exxon Mobil Corp.	571,322	48,928
Halliburton Co.	121,947	3,824
Hess Corp.	37,700	3,994
Kinder Morgan, Inc.	262,116	4,393
Marathon Oil Corp.	95,980	2,158
Marathon Petroleum Corp.	73,372	6,032
Occidental Petroleum Corp.	120,750	7,110
ONEOK, Inc.	60,900	3,380
Phillips 66	65,249	5,350
Pioneer Natural Resources Co.	30,582	6,822
Schlumberger, Ltd.	191,699	6,855
Valero Energy Corp.	53,923	5,731
The Williams Cos., Inc.	165,192	5,156

Total		188,251

Financials (10.7%)
Aflac, Inc.	79,603	4,404
The Allstate Corp.	37,294	4,726
American Express Co.	82,728	11,468
American International Group, Inc.	107,440	5,493
Ameriprise Financial, Inc.	14,939	3,551
Aon PLC	28,804	7,768
Arthur J. Gallagher & Co.	28,490	4,645
Assurant, Inc.	7,147	1,235
Bank of America Corp.	960,991	29,916
The Bank of New York Mellon Corp.	100,792	4,204
Berkshire Hathaway, Inc. - Class B *	245,368	66,990
BlackRock, Inc.	19,314	11,763
Brown & Brown, Inc.	31,816	1,856
Capital One Financial Corp.	53,307	5,554
Cboe Global Markets, Inc.	14,402	1,630
The Charles Schwab Corp.	204,542	12,923

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Financials continued
Chubb, Ltd.	57,465	11,296
Cincinnati Financial Corp.	20,226	2,407
Citigroup, Inc.	263,371	12,112
Citizens Financial Group, Inc.	66,522	2,374
CME Group, Inc.	48,786	9,987
Comerica, Inc.	17,341	1,273
Discover Financial Services	38,541	3,645
Everest Re Group, Ltd.	5,448	1,527
FactSet Research Systems, Inc.	5,082	1,954
Fifth Third Bancorp	94,118	3,162
First Republic Bank	24,341	3,510
Franklin Resources, Inc.	37,588	876
Globe Life, Inc.	12,303	1,199
The Goldman Sachs Group, Inc.	46,580	13,835
The Hartford Financial Services Group, Inc.	44,899	2,938
Huntington Bancshares, Inc.	195,187	2,348
Intercontinental Exchange, Inc.	75,714	7,120
Invesco, Ltd.	45,792	739
JPMorgan Chase & Co.	398,334	44,856
KeyCorp	126,465	2,179
Lincoln National Corp.	22,714	1,062
Loews Corp.	26,369	1,563
M&T Bank Corp.	24,333	3,878
MarketAxess Holdings, Inc.	5,237	1,341
Marsh & McLennan Cos., Inc.	67,981	10,554
MetLife, Inc.	93,747	5,886
Moody’s Corp.	21,804	5,930
Morgan Stanley	189,796	14,436
MSCI, Inc.	11,002	4,535
Nasdaq, Inc.	15,840	2,416
Northern Trust Corp.	28,671	2,766
The PNC Financial Services Group, Inc.	56,092	8,850
Principal Financial Group, Inc.	31,872	2,129
The Progressive Corp.	79,305	9,221
Prudential Financial, Inc.	50,859	4,866
Raymond James Financial, Inc.	26,365	2,357
Regions Financial Corp.	125,448	2,352
S&P Global, Inc.	47,075	15,867
Signature Bank	8,681	1,556
State Street Corp.	49,363	3,043
SVB Financial Group *	7,985	3,154
Synchrony Financial	68,014	1,879

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Financials continued
T. Rowe Price Group, Inc.	30,827	3,502
The Travelers Cos., Inc.	32,544	5,504
Truist Financial Corp.	180,785	8,575
U.S. Bancorp	183,367	8,439
W.R. Berkley Corp.	28,414	1,940
Wells Fargo & Co.	514,063	20,136
Willis Towers Watson PLC	15,120	2,985
Zions Bancorp NA	20,072	1,022

Total		469,207

Health Care (14.9%)
Abbott Laboratories	237,470	25,801
AbbVie, Inc.	239,615	36,699
ABIOMED, Inc. *	6,234	1,543
Agilent Technologies, Inc.	40,703	4,834
Align Technology, Inc. *	9,937	2,352
AmerisourceBergen Corp.	20,286	2,870
Amgen, Inc.	72,450	17,627
Baxter International, Inc.	68,291	4,386
Becton Dickinson and Co.	38,498	9,491
Biogen, Inc. *	19,862	4,051
Bio-Rad Laboratories, Inc. - Class A *	2,969	1,470
Bio-Techne Corp.	5,298	1,837
Boston Scientific Corp. *	193,516	7,212
Bristol-Myers Squibb Co.	288,752	22,234
Cardinal Health, Inc.	36,935	1,931
Catalent, Inc. *	23,939	2,568
Centene Corp. *	79,747	6,747
Charles River Laboratories International, Inc. *	6,814	1,458
Cigna Corp.	43,030	11,339
The Cooper Cos., Inc.	6,765	2,118
CVS Health Corp.	177,845	16,479
Danaher Corp.	87,762	22,249
DaVita, Inc. *	8,211	657
DENTSPLY SIRONA, Inc.	30,149	1,077
Dexcom, Inc. *	53,233	3,967
Edwards Lifesciences Corp. *	84,512	8,036
Elevance Health, Inc.	32,776	15,817
Eli Lilly & Co.	106,958	34,679
Gilead Sciences, Inc.	170,115	10,515
HCA Healthcare, Inc.	30,858	5,186
Henry Schein, Inc. *	18,723	1,437
Hologic, Inc. *	33,547	2,325
Humana, Inc.	17,155	8,030

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Health Care continued
IDEXX Laboratories, Inc. *	11,391	3,995
Illumina, Inc. *	21,102	3,890
Incyte Corp. *	25,678	1,951
Intuitive Surgical, Inc. *	48,666	9,768
IQVIA Holdings, Inc. *	25,829	5,605
Johnson & Johnson	356,881	63,350
Laboratory Corp. of America Holdings	12,378	2,901
McKesson Corp.	19,715	6,431
Medtronic PLC	182,169	16,350
Merck & Co., Inc.	342,967	31,268
Mettler-Toledo International, Inc. *	3,076	3,534
Moderna, Inc. *	46,933	6,704
Molina Healthcare, Inc. *	7,880	2,203
Organon & Co.	34,671	1,170
PerkinElmer, Inc.	17,038	2,423
Pfizer, Inc.	760,972	39,898
Quest Diagnostics, Inc.	15,918	2,117
Regeneron Pharmaceuticals, Inc. *	14,651	8,661
ResMed, Inc.	19,840	4,159
STERIS PLC	13,580	2,800
Stryker Corp.	45,645	9,080
Teleflex, Inc.	6,424	1,579
Thermo Fisher Scientific, Inc.	53,092	28,844
UnitedHealth Group, Inc.	127,237	65,353
Universal Health Services, Inc. - Class B	9,104	917
Vertex Pharmaceuticals, Inc. *	34,687	9,774
Viatris, Inc.	166,424	1,742
Waters Corp. *	8,069	2,671
West Pharmaceutical Services, Inc.	10,046	3,038
Zimmer Biomet Holdings, Inc.	28,593	3,004
Zoetis, Inc.	63,912	10,986

Total		655,188

Industrials (7.7%)
3M Co.	76,979	9,962
A.O. Smith Corp.	17,636	964
Alaska Air Group, Inc. *	17,059	683
Allegion PLC	11,527	1,129
American Airlines Group, Inc. *	88,090	1,117
AMETEK, Inc.	31,317	3,441
The Boeing Co. *	75,426	10,312
C.H. Robinson Worldwide, Inc.	17,342	1,758
Carrier Global Corp.	115,143	4,106
Caterpillar, Inc.	72,338	12,931

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Cintas Corp.	11,707	4,373
Copart, Inc. *	28,665	3,115
CSX Corp.	294,882	8,569
Cummins, Inc.	19,166	3,709
Deere & Co.	37,807	11,322
Delta Air Lines, Inc. *	87,814	2,544
Dover Corp.	19,552	2,372
Eaton Corp. PLC	53,986	6,802
Emerson Electric Co.	80,561	6,408
Equifax, Inc.	16,592	3,033
Expeditors International of Washington, Inc.	22,751	2,217
Fastenal Co.	78,066	3,897
FedEx Corp.	32,339	7,332
Fortive Corp.	48,784	2,653
Fortune Brands Home & Security, Inc.	17,741	1,062
Generac Holdings, Inc. *	8,613	1,814
General Dynamics Corp.	31,323	6,930
General Electric Co.	149,277	9,504
Honeywell International, Inc.	92,475	16,073
Howmet Aerospace, Inc.	51,011	1,604
Huntington Ingalls Industries, Inc.	5,379	1,172
IDEX Corp.	10,443	1,897
Illinois Tool Works, Inc.	38,438	7,005
Ingersoll-Rand, Inc.	55,152	2,321
J.B. Hunt Transport Services, Inc.	11,517	1,814
Jacobs Engineering Group, Inc.	17,445	2,218
Johnson Controls International PLC	94,349	4,517
L3Harris Technologies, Inc.	26,158	6,322
Leidos Holdings, Inc.	18,535	1,867
Lockheed Martin Corp.	32,121	13,811
Masco Corp.	31,999	1,619
Nielsen Holdings PLC	49,247	1,144
Nordson Corp.	7,294	1,477
Norfolk Southern Corp.	32,226	7,325
Northrop Grumman Corp.	19,817	9,484
Old Dominion Freight Line, Inc.	12,453	3,191
Otis Worldwide Corp.	57,341	4,052
PACCAR, Inc.	47,137	3,881
Parker Hannifin Corp.	17,285	4,253
Pentair PLC	22,947	1,050
Quanta Services, Inc.	19,155	2,401
Raytheon Technologies Corp.	202,080	19,422
Republic Services, Inc.	28,276	3,701
Robert Half International, Inc.	14,988	1,122

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Rockwell Automation, Inc.	15,768	3,143
Rollins, Inc.	30,518	1,066
Snap-on, Inc.	7,239	1,426
Southwest Airlines Co. *	80,951	2,924
Stanley Black & Decker, Inc.	20,474	2,147
Textron, Inc.	29,542	1,804
Trane Technologies PLC	31,717	4,119
TransDigm Group, Inc. *	7,033	3,774
Union Pacific Corp.	85,175	18,166
United Continental Holdings, Inc. *	43,638	1,546
United Parcel Service, Inc. - Class B	99,607	18,182
United Rentals, Inc. *	9,712	2,359
Verisk Analytics, Inc.	21,607	3,740
W.W. Grainger, Inc.	5,865	2,665
Waste Management, Inc.	51,807	7,925
Westinghouse Air Brake Technologies Corp.	24,771	2,033
Xylem, Inc.	24,425	1,910

Total		337,731

Information Technology (26.5%)
Accenture PLC - Class A	85,904	23,851
Adobe, Inc. *	64,082	23,458
Advanced Micro Devices, Inc. *	219,780	16,807
Akamai Technologies, Inc. *	21,741	1,986
Amphenol Corp. - Class A	80,405	5,176
Analog Devices, Inc.	71,019	10,375
ANSYS, Inc. *	11,847	2,835
Apple, Inc.	2,085,344	285,108
Applied Materials, Inc.	120,047	10,922
Arista Networks, Inc. *	30,060	2,818
Autodesk, Inc. *	29,502	5,073
Automatic Data Processing, Inc.	56,657	11,900
Broadcom, Inc.	55,373	26,901
Broadridge Financial Solutions, Inc.	15,949	2,274
Cadence Design Systems, Inc. *	37,299	5,596
CDW Corp.	18,325	2,887
Ceridian HCM Holding, Inc. *	18,359	864
Cisco Systems, Inc.	563,405	24,024
Citrix Systems, Inc.	16,985	1,650
Cognizant Technology Solutions Corp. - Class A	70,684	4,770

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Corning, Inc.	103,095	3,249
DXC Technology Co. *	33,157	1,005
Enphase Energy, Inc. *	18,313	3,575
EPAM Systems, Inc. *	7,646	2,254
F5, Inc. *	8,201	1,255
Fidelity National Information Services, Inc.	82,835	7,594
Fiserv, Inc. *	78,900	7,020
FLEETCOR Technologies, Inc. *	10,489	2,204
Fortinet, Inc. *	90,450	5,118
Gartner, Inc. *	10,923	2,642
Global Payments, Inc.	38,368	4,245
Hewlett Packard Enterprise Co.	177,540	2,354
HP, Inc.	142,862	4,683
Intel Corp.	554,566	20,746
International Business Machines Corp.	121,941	17,217
Intuit, Inc.	38,245	14,741
Jack Henry & Associates, Inc.	9,805	1,765
Juniper Networks, Inc.	44,995	1,282
Keysight Technologies, Inc. *	24,680	3,402
KLA Corp.	20,240	6,458
Lam Research Corp.	18,813	8,017
Mastercard, Inc. - Class A	116,471	36,744
Microchip Technology, Inc.	75,655	4,394
Micron Technology, Inc.	151,613	8,381
Microsoft Corp.	1,014,336	260,512
Monolithic Power Systems, Inc.	5,845	2,245
Motorola Solutions, Inc.	22,707	4,759
NetApp, Inc.	30,765	2,007
NortonLifeLock, Inc.	77,998	1,713
NVIDIA Corp.	339,604	51,481
NXP Semiconductors NV	35,610	5,271
ON Semiconductor Corp. *	58,929	2,965
Oracle Corp.	213,000	14,882
Paychex, Inc.	43,577	4,962
Paycom Software, Inc. *	6,429	1,801
PayPal Holdings, Inc. *	157,246	10,982
PTC, Inc. *	14,404	1,532
Qorvo, Inc. *	14,926	1,408
QUALCOMM, Inc.	151,899	19,404
Roper Technologies, Inc.	14,364	5,669
Salesforce, Inc. *	134,746	22,238
Seagate Technology Holdings PLC	26,807	1,915
ServiceNow, Inc. *	27,219	12,943

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Skyworks Solutions, Inc.	22,141	2,051
SolarEdge Technologies, Inc. *	7,512	2,056
Synopsys, Inc. *	20,764	6,306
TE Connectivity, Ltd.	43,695	4,944
Teledyne Technologies, Inc. *	6,386	2,395
Teradyne, Inc.	21,347	1,912
Texas Instruments, Inc.	125,063	19,216
Trimble, Inc. *	34,306	1,998
Tyler Technologies, Inc. *	5,563	1,850
VeriSign, Inc. *	12,923	2,162
Visa, Inc. - Class A	223,199	43,946
Western Digital Corp. *	41,969	1,881
Zebra Technologies Corp. - Class A *	7,122	2,094

Total		1,161,120

Materials (2.6%)
Air Products and Chemicals, Inc.	29,902	7,191
Albemarle Corp.	15,981	3,340
Amcor PLC	203,784	2,533
Avery Dennison Corp.	11,082	1,794
Ball Corp.	43,463	2,989
Celanese Corp. - Class A	14,689	1,728
CF Industries Holdings, Inc.	27,968	2,398
Corteva, Inc.	98,151	5,314
Dow, Inc.	98,748	5,096
DuPont de Nemours, Inc.	68,968	3,833
Eastman Chemical Co.	17,316	1,554
Ecolab, Inc.	33,559	5,160
FMC Corp.	17,080	1,828
Freeport-McMoRan, Inc.	197,109	5,767
International Flavors & Fragrances, Inc.	34,424	4,101
International Paper Co.	50,266	2,103
Linde PLC	68,257	19,626
LyondellBasell Industries NV - Class A	35,469	3,102
Martin Marietta Materials, Inc.	8,458	2,531
The Mosaic Co.	49,525	2,339
Newmont Corp.	108,025	6,446
Nucor Corp.	36,084	3,767
Packaging Corp. of America	12,708	1,747
PPG Industries, Inc.	32,034	3,663
Sealed Air Corp.	19,812	1,143
The Sherwin-Williams Co.	32,606	7,301
Vulcan Materials Co.	18,022	2,561

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Materials continued
WestRock Co.	34,564	1,377

Total		112,332

Real Estate (2.9%)
Alexandria Real Estate Equities, Inc.	20,214	2,932
American Tower Corp.	63,024	16,108
AvalonBay Communities, Inc.	18,963	3,684
Boston Properties, Inc.	19,540	1,739
Camden Property Trust	14,447	1,943
CBRE Group, Inc. - Class A *	44,330	3,263
Crown Castle International Corp.	58,597	9,867
Digital Realty Trust, Inc.	38,778	5,034
Duke Realty Corp.	51,310	2,819
Equinix, Inc.	12,345	8,111
Equity Residential	46,410	3,352
Essex Property Trust, Inc.	8,971	2,346
Extra Space Storage, Inc.	18,212	3,098
Federal Realty Investment Trust	9,496	909
Healthpeak Properties, Inc.	74,265	1,924
Host Hotels & Resorts, Inc.	97,298	1,526
Iron Mountain, Inc.	39,752	1,935
Kimco Realty Corp.	81,888	1,619
Mid-America Apartment Communities, Inc.	15,777	2,756
Prologis, Inc.	100,493	11,823
Public Storage	20,711	6,476
Realty Income Corp.	81,591	5,569
Regency Centers Corp.	21,039	1,248
SBA Communications Corp.	14,624	4,680
Simon Property Group, Inc.	44,207	4,196
UDR, Inc.	40,457	1,863
Ventas, Inc.	54,208	2,788
VICI Properties, Inc.	130,606	3,891
Vornado Realty Trust	21,635	618
Welltower, Inc.	61,569	5,070
Weyerhaeuser Co.	100,972	3,344

Total		126,531

Utilities (3.1%)
The AES Corp.	91,753	1,928
Alliant Energy Corp.	34,454	2,019
Ameren Corp.	35,022	3,165
American Electric Power Co., Inc.	69,649	6,682
American Water Works Co., Inc.	24,650	3,667
Atmos Energy Corp.	18,854	2,114

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Utilities continued
CenterPoint Energy, Inc.	85,021	2,515
CMS Energy Corp.	39,499	2,666
Consolidated Edison, Inc.	48,051	4,570
Constellation Energy Corp.	43,820	2,509
Dominion Energy, Inc.	110,028	8,781
DTE Energy Co.	26,492	3,358
Duke Energy Corp.	104,417	11,195
Edison International	52,029	3,290
Entergy Corp.	27,582	3,107
Evergy, Inc.	31,291	2,042
Eversource Energy	46,736	3,948
Exelon Corp.	132,940	6,025
FirstEnergy Corp.	77,084	2,959
NextEra Energy, Inc.	266,433	20,638

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Utilities continued
NiSource, Inc.	55,036	1,623
NRG Energy, Inc.	32,181	1,228
Pinnacle West Capital Corp.	15,533	1,136
PPL Corp.	100,820	2,735
Public Service Enterprise Group, Inc.	67,691	4,283
Sempra Energy	42,913	6,449
The Southern Co.	144,104	10,276
WEC Energy Group, Inc.	42,781	4,305
Xcel Energy, Inc.	73,868	5,227

Total		134,440

Total Common Stocks
(Cost: $1,727,114)		4,326,870

Short-Term Investments (1.1%)	Shares/ Par +	Value $ (000’s)

Money Market Funds (1.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.450% #,b	46,516,896	46,517

Total		46,517

Total Short-Term Investments
(Cost: $46,517)		46,517

Total Investments (99.9%)
(Cost: $1,773,631)@		4,373,387

Other Assets, Less Liabilities (0.1%)		5,130

Net Assets (100.0%)		4,378,517

Exchange Traded or Centrally Cleared Derivatives Futures

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-mini S&P 500 Futures	Long	USD	14	271	9/22	$51,348	$(2,093)	$(430)

							$(2,093)	$(430)

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$-	$-	$-	$-	$(430)	$(430)	$-

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

b

Cash or securities with an aggregate value of $46,517 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2022.

#	7-Day yield as of 6/30/2022.

@

At June 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,773,631 and the net unrealized appreciation of investments based on that cost was $2,598,093 which is comprised of $2,707,471 aggregate gross unrealized appreciation and $109,378 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2022. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$4,326,870	$-	$-
Short-Term Investments	46,517	-	-
Total Assets:	$4,373,387	$-	$-
Liabilities:
Other Financial Instruments^
Futures	(2,093)	-	-
Total Liabilities:	$(2,093)	$-	$-

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio (unaudited)

  Sector Allocation 6/30/22

Sector	% of Net Assets
Health Care	21.9%
Financials	19.9%
Consumer Staples	12.7%
Industrials	9.9%
Information Technology	7.0%
Energy	6.6%
Utilities	6.5%
Communication Services	5.1%
Consumer Discretionary	4.1%
Materials	2.5%
Short-Term Investments & Other Net Assets	2.3%
Real Estate	0.8%
Investment Companies	0.7%

Sector Allocation is subject to change.

The Portfolio may invest in derivative instruments for cash management purposes or to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The Portfolio may invest in a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Large Company Value Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

Common Stocks (96.5%)	Shares/ Par +	Value $ (000’s)

Communication Services (5.1%)
Comcast Corp. - Class A	34,806	1,366
Verizon
Communications, Inc.	111,474	5,657
The Walt Disney Co. *	18,183	1,717

Total		8,740

Consumer Discretionary (3.6%)
Advance Auto Parts, Inc.	10,656	1,845
Dollar Tree, Inc. *	18,673	2,910
Sodexo SA	20,851	1,465

Total		6,220

Consumer Staples (12.7%)
Colgate-Palmolive Co.	16,002	1,282
Conagra Brands, Inc.	99,955	3,423
Henkel AG & Co. KGaA	23,019	1,418
Kimberly-Clark Corp.	26,290	3,553
Koninklijke Ahold Delhaize NV	65,970	1,719
Mondelez International, Inc.	34,855	2,164
PepsiCo, Inc.	8,856	1,476
The Procter & Gamble Co.	9,045	1,301
Unilever PLC, ADR	76,743	3,517
Walmart, Inc.	16,107	1,958

Total		21,811

Energy (6.6%)
Baker Hughes	49,895	1,440
Chevron Corp.	8,335	1,207
ConocoPhillips	17,531	1,574
Exxon Mobil Corp.	50,094	4,290
TotalEnergies SE, ADR	54,176	2,852

Total		11,363

Financials (19.9%)
Aflac, Inc.	32,268	1,785
The Allstate Corp.	35,751	4,531
Ameriprise Financial, Inc.	7,441	1,769
The Bank of New York Mellon Corp.	106,312	4,434
Berkshire Hathaway, Inc. - Class B *	13,300	3,631
BlackRock, Inc.	3,673	2,237
Chubb, Ltd.	5,786	1,137
JPMorgan Chase & Co.	42,604	4,798
MetLife, Inc.	20,409	1,281
Northern Trust Corp.	19,487	1,880

Common Stocks (96.5%)	Shares/ Par +	Value $ (000’s)

Financials continued
Truist Financial Corp.	70,515	3,345
U.S. Bancorp	69,710	3,208

Total		34,036

Health Care (21.9%)
Becton Dickinson and Co.	8,283	2,042
Cigna Corp.	6,577	1,733
CVS Health Corp.	22,975	2,129
Henry Schein, Inc. *	27,026	2,074
Johnson & Johnson	43,568	7,734
Medtronic PLC	81,820	7,343
Merck & Co., Inc.	27,447	2,502
Pfizer, Inc.	34,901	1,830
Quest Diagnostics, Inc.	14,910	1,983
Roche Holding AG	4,548	1,518
Universal Health Services, Inc. - Class B	19,415	1,955
Zimmer Biomet Holdings, Inc.	44,436	4,668

Total		37,511

Industrials (9.9%)
Emerson Electric Co.	34,458	2,741
General Dynamics Corp.	5,106	1,130
Norfolk Southern Corp.	5,779	1,314
nVent Electric PLC	63,463	1,988
Oshkosh Corp.	23,970	1,969
Raytheon Technologies Corp.	44,737	4,300
Siemens AG	14,215	1,446
Southwest Airlines Co. *	58,595	2,116

Total		17,004

Information Technology (7.0%)
Applied Materials, Inc.	9,353	851
Automatic Data Processing, Inc.	7,113	1,494
Cisco Systems, Inc.	94,116	4,013
F5, Inc. *	14,411	2,206
TE Connectivity, Ltd.	16,825	1,904
Texas Instruments, Inc.	9,609	1,476

Total		11,944

Materials (2.5%)
Akzo Nobel NV	13,426	881
Mondi PLC	50,996	903

Common Stocks (96.5%)	Shares/ Par +	Value $ (000’s)

Materials continued
Sonoco Products Co.	42,636	2,432

Total		4,216

Real Estate (0.8%)
Healthpeak Properties, Inc.	50,299	1,303

Total		1,303

Utilities (6.5%)
Duke Energy Corp.	21,237	2,277
Edison International	23,763	1,503
Eversource Energy	18,876	1,595
Pinnacle West Capital Corp.	36,383	2,660
Xcel Energy, Inc.	44,097	3,120

Total		11,155

Total Common Stocks
(Cost: $163,311)		165,303

Preferred Stocks (0.5%)

Consumer Discretionary (0.5%)
Volkswagen AG, 4.860%	6,233	832

Total		832

Total Preferred Stocks
(Cost: $1,348)		832

Investment Companies (0.7%)

Investment Companies (0.7%)
iShares Russell 1000 Value ETF	7,515	1,090

Total		1,090

Total Investment Companies
(Cost: $1,236)		1,090

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio

Short-Term Investments (2.5%)	Shares/ Par +	Value $ (000’s)

Money Market Funds (2.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.450% #	4,327,061	4,327

Total		4,327

Total Short-Term Investments
(Cost: $4,327)		4,327

Total Investments (100.2%)
(Cost: $170,222)@		171,552

Other Assets, Less Liabilities (-0.2%)		(297)

Net Assets (100.0%)		171,255

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Morgan Stanley Capital Services, Inc.	CHF	42	44	9/30/2022	$-	π	$-		$-	π
Sell	Morgan Stanley Capital Services, Inc.	CHF	1,289	1,359	9/30/2022	-		(11)		(11)
Buy	Goldman Sachs International	EUR	290	305	9/30/2022	-		-	π	-	π
Sell	Goldman Sachs International	EUR	9,060	9,554	9/30/2022	39		-		39
Buy	Bank of America NA	GBP	284	346	9/30/2022	1		-		1
Sell	Bank of America NA	GBP	3,368	4,106	9/30/2022	31		-		31

						$71		$(11)		$60

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$71	-	$71	$(11)	-	-	$(11)

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2022.

@

At June 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $170,222 and the net unrealized appreciation of investments based on that cost was $1,390 which is comprised of $12,112 aggregate gross unrealized appreciation and $10,722 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2022. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks	$832	$-	$-
Common Stocks	165,303	-	-
Investment Companies	1,090	-	-
Short-Term Investments	4,327	-	-
Other Financial Instruments^
Forward Foreign Currency Contracts	-	71	-
Total Assets:	$171,552	$71	$-
Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	-	(11)	-
Total Liabilities:	$-	$(11)	$-

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio (unaudited)

  Sector Allocation 6/30/22

Sector	% of Net Assets
Health Care	19.0%
Information Technology	16.8%
Financials	14.1%
Industrials	12.6%
Consumer Discretionary	9.8%
Communication Services	8.6%
Consumer Staples	6.1%
Utilities	3.1%
Energy	3.0%
Materials	2.8%
Real Estate	2.8%
Short-Term Investments & Other Net Assets	1.3%

Sector Allocation is subject to change.

The Portfolio may hold fewer securities than other diversified portfolios because of its more focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

Domestic Equity Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)

Communication Services (8.6%)
Comcast Corp. - Class A	712,711	27,967
Verizon Communications, Inc.	576,800	29,272
The Walt Disney Co. *	283,136	26,728

Total		83,967

Consumer Discretionary (9.8%)
Dollar General Corp.	141,340	34,691
Dollar Tree, Inc. *	223,100	34,770
The TJX Cos., Inc.	476,100	26,590

Total		96,051

Consumer Staples (6.1%)
Archer-Daniels-Midland Co.	339,800	26,369
Conagra Brands, Inc.	968,233	33,152

Total		59,521

Energy (3.0%)
ConocoPhillips	330,700	29,700

Total		29,700

Financials (14.1%)
American International Group, Inc.	542,100	27,718
Discover Financial Services	278,613	26,351
MetLife, Inc.	488,532	30,675
Truist Financial Corp.	560,000	26,561
U.S. Bancorp	577,100	26,558

Total		137,863

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)

Health Care (19.0%)
Baxter International, Inc.	433,400	27,837
Cigna Corp.	126,103	33,231
CVS Health Corp.	335,400	31,078
Hologic, Inc. *	406,088	28,142
Johnson & Johnson	180,700	32,076
Merck & Co., Inc.	370,400	33,770

Total		186,134

Industrials (12.6%)
Dover Corp.	227,142	27,557
Honeywell International, Inc.	161,860	28,133
Northrop Grumman Corp.	75,600	36,180
Raytheon Technologies Corp.	324,479	31,185

Total		123,055

Information Technology (16.8%)
Broadcom, Inc.	56,200	27,303
Cisco Systems, Inc.	607,600	25,908
Cognizant Technology Solutions Corp. - Class A	417,118	28,151
Fidelity National Information Services, Inc.	296,427	27,173
Motorola Solutions, Inc.	133,700	28,024
Oracle Corp.	407,000	28,437

Total		164,996

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)

Materials (2.8%)
DuPont de Nemours, Inc.	499,284	27,750

Total		27,750

Real Estate (2.8%)
Equity Residential	378,195	27,313

Total		27,313

Utilities (3.1%)
Edison International	485,700	30,716

Total		30,716

Total Common Stocks
(Cost: $798,006)		967,066

Short-Term Investments (1.9%)

Money Market Funds (1.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.450% #	18,219,462	18,219

Total		18,219

Total Short-Term Investments
(Cost: $18,219)		18,219

Total Investments (100.6%)
(Cost: $816,225)@		985,285

Other Assets, Less Liabilities (-0.6%)		(5,669)

Net Assets (100.0%)		979,616

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2022.

@

At June 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $816,225 and the net unrealized appreciation of investments based on that cost was $169,060 which is comprised of $221,420 aggregate gross unrealized appreciation and $52,360 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2022. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$967,066	$-	$-
Short-Term Investments	18,219	-	-
Total Assets:	$985,285	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio (unaudited)

  Sector Allocation 6/30/22

Sector	% of Net Assets
Financials	19.8%
Health Care	18.0%
Utilities	10.2%
Industrials	10.0%
Information Technology	7.6%
Energy	7.5%
Consumer Staples	7.1%
Materials	5.3%
Communication Services	5.1%
Real Estate	4.4%
Consumer Discretionary	3.7%
Short-Term Investments & Other Net Assets	1.3%

Sector Allocation is subject to change.

The Portfolio invests with an emphasis on larger capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued. The Portfolio may underperform similar funds that invest without an emphasis on dividend-paying stocks. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks.

The U.S. federal funds rate has been subject to frequent adjustments over the course of the last several years. A significant rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

Equity Income Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

Common Stocks (97.1%)	Shares/ Par +	Value $ (000’s)

Communication Services (5.1%)
AT&T, Inc.	98,163	2,058
Comcast Corp. - Class A	232,904	9,139
Fox Corp. - Class B	73,590	2,186
Meta Platforms, Inc. - Class A *	28,902	4,660
News Corp. - Class A	584,739	9,110
Verizon Communications, Inc.	16,925	859
The Walt Disney Co. *	85,868	8,106
Warner Bros.
Discovery, Inc. *	35,330	474

Total		36,592

Consumer Discretionary (3.7%)
Best Buy Co., Inc.	14,830	967
Kohl’s Corp.	106,983	3,818
Las Vegas Sands Corp. *	154,415	5,187
Mattel, Inc. *	248,404	5,547
The TJX Cos., Inc.	89,168	4,980
Volkswagen AG, ADR	448,574	5,943

Total		26,442

Consumer Staples (7.1%)
The Coca-Cola Co.	35,941	2,261
Conagra Brands, Inc.	331,615	11,354
Kimberly-Clark Corp.	87,756	11,860
Mondelez International, Inc.	14,200	882
Philip Morris International, Inc.	113,617	11,219
Tyson Foods, Inc. - Class A	101,709	8,753
Walmart, Inc.	41,012	4,986

Total		51,315

Energy (7.5%)
Chevron Corp.	9,875	1,430
Enbridge, Inc.	45,534	1,924
EOG Resources, Inc.	68,423	7,557
Exxon Mobil Corp.	102,585	8,785
Hess Corp.	37,400	3,962
Occidental Petroleum Corp.	30,871	1,818
Targa Resources Corp.	5,189	309
TC Energy Corp.	162,650	8,427
TotalEnergies SE, ADR	384,688	20,250

Total		54,462

Financials (19.8%)
American International
Group, Inc.	306,341	15,663
Apollo Global Management, Inc.	22,464	1,089
Bank of America Corp.	101,159	3,149

Common Stocks (97.1%)	Shares/ Par +	Value $ (000’s)

Financials continued
The Bank of New York Mellon Corp.	17,200	717
The Charles Schwab Corp.	55,644	3,516
Chubb, Ltd.	69,912	13,743
Citigroup, Inc.	84,621	3,892
Equitable Holdings, Inc.	405,169	10,563
Fifth Third Bancorp	208,080	6,992
Franklin Resources, Inc.	26,128	609
The Goldman Sachs Group, Inc.	32,019	9,510
The Hartford Financial Services Group, Inc.	55,458	3,629
Huntington Bancshares, Inc.	674,330	8,112
JPMorgan Chase & Co.	36,788	4,143
Loews Corp.	172,157	10,202
Marsh & McLennan Cos., Inc.	5,345	830
MetLife, Inc.	158,151	9,930
Morgan Stanley	68,682	5,224
The PNC Financial Services Group, Inc.	13,789	2,176
Raymond James Financial, Inc.	5,606	501
State Street Corp.	111,669	6,884
Wells Fargo & Co.	561,802	22,006

Total		143,080

Health Care (17.6%)
AbbVie, Inc.	103,866	15,908
AstraZeneca PLC, ADR	63,900	4,222
Becton Dickinson and Co.	50,520	12,455
Biogen, Inc. *	7,534	1,536
Cardinal Health, Inc.	69,673	3,642
Centene Corp. *	60,060	5,082
Cigna Corp.	27,497	7,246
CVS Health Corp.	104,501	9,683
Elevance Health, Inc.	33,921	16,370
Gilead Sciences, Inc.	8,477	524
GSK PLC	38,944	837
Johnson & Johnson	66,926	11,880
Medtronic PLC	94,335	8,466
Merck & Co., Inc.	75,329	6,868
Pfizer, Inc.	182,036	9,544
Sanofi	157,738	7,892
Zimmer Biomet Holdings, Inc.	48,053	5,048

Total		127,203

Industrials (10.0%)
3M Co.	9,500	1,229
The Boeing Co. *	38,500	5,264

Common Stocks (97.1%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Cummins, Inc.	7,167	1,387
Flowserve Corp.	23,281	667
General Electric Co.	253,839	16,162
L3Harris Technologies, Inc.	57,502	13,898
Nielsen Holdings PLC	31,957	742
PACCAR, Inc.	32,541	2,679
Siemens AG, ADR	93,413	4,772
Southwest Airlines Co. *	48,600	1,756
Stanley Black & Decker, Inc.	7,927	831
Stericycle, Inc. *	118,313	5,188
United Parcel Service, Inc. - Class B	98,635	18,005

Total		72,580

Information Technology (7.6%)
Applied Materials, Inc.	54,629	4,970
Cisco Systems, Inc.	70,695	3,014
Citrix Systems, Inc.	42,329	4,113
Fiserv, Inc. *	56,947	5,067
Microsoft Corp.	38,061	9,775
NXP Semiconductors NV	9,733	1,441
QUALCOMM, Inc.	135,458	17,303
TE Connectivity, Ltd.	16,473	1,864
Texas Instruments, Inc.	46,174	7,095

Total		54,642

Materials (5.3%)
Akzo Nobel NV, ADR	82,334	1,802
CF Industries Holdings, Inc.	162,385	13,921
DuPont de Nemours, Inc.	7,565	421
International Flavors & Fragrances, Inc.	64,456	7,678
International Paper Co.	294,712	12,328
RPM International, Inc.	23,300	1,834

Total		37,984

Real Estate (4.4%)
Equity Residential	158,384	11,439
Rayonier, Inc.	159,703	5,970
Vornado Realty Trust	22,600	646
Welltower, Inc.	26,877	2,213
Weyerhaeuser Co.	355,138	11,762

Total		32,030

Utilities (9.0%)
Ameren Corp.	58,192	5,258
Dominion Energy, Inc.	108,591	8,667
NextEra Energy, Inc.	49,432	3,829
NiSource, Inc.	256,987	7,579
PG&E Corp. *	49,000	489

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio

Common Stocks (97.1%)	Shares/ Par +	Value $ (000’s)

Utilities continued
Sempra Energy	100,908	15,163
The Southern Co.	288,001	20,537
Xcel Energy, Inc.	53,321	3,773

Total		65,295

Total Common Stocks
(Cost: $580,165)		701,625

Preferred Stocks (0.4%)

Utilities (0.4%)
NiSource, Inc., 7.750%,	23,878	2,715

Total		2,715

Total Preferred Stocks
(Cost: $2,387)		2,715

Convertible Preferred Stocks (1.2%)

Health Care (0.4%)
Becton Dickinson and Co., 6.000%, 6/1/23	59,093	2,923

Total		2,923

Utilities (0.8%)
NextEra Energy, Inc., 5.279%, 3/1/23	49,295	2,447
The Southern Co., 6.750%, 8/1/22	66,083	3,501

Total		5,948

Total Convertible Preferred Stocks
(Cost: $8,653)		8,871

Short-Term Investments (1.1%)

Money Market Funds (1.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.450% #	7,771,812	7,772

Total		7,772

Total Short-Term Investments
(Cost: $7,772)		7,772

Total Investments (99.8%)
(Cost: $598,977)@		720,983

Other Assets, Less Liabilities (0.2%)		1,806

Net Assets (100.0%)		722,789

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2022.

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio

@

At June 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $598,977 and the net unrealized appreciation of investments based on that cost was $122,006 which is comprised of $161,213 aggregate gross unrealized appreciation and $39,207 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2022. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks	$2,715	$-	$-
Common Stocks	701,625	-	-
Convertible Preferred Stocks	8,871	-	-
Short-Term Investments	7,772	-	-
Total Assets:	$720,983	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio (unaudited)

Sector Allocation 6/30/22

Sector	% of Net Assets
Information Technology	24.7%
Industrials	19.5%
Health Care	16.9%
Financials	12.1%
Consumer Discretionary	10.3%
Materials	4.5%
Energy	4.2%
Communication Services	3.1%
Utilities	2.7%
Short-Term Investments & Other Net Assets	1.2%
Real Estate	0.8%

Sector Allocation is subject to change.

Investing in medium-sized companies involves a greater degree of risk than investing in large company stocks.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Mid Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Communication Services (3.1%)
Cable One, Inc.	13,376	17,246
CarGurus, Inc. *	328,972	7,070
Roku, Inc. *	75,856	6,231

Total		30,547

Consumer Discretionary (10.3%)
Arrival SA *	246,833	390
CarMax, Inc. *	134,054	12,129
Carter’s, Inc.	137,179	9,668
Chewy, Inc. *	284,995	9,895
Choice Hotels International, Inc.	134,668	15,033
Etsy, Inc. *	147,263	10,781
Hyatt Hotels Corp. - Class A *	78,781	5,823
NVR, Inc. *	4,689	18,775
Under Armour, Inc. - Class C *	338,012	2,562
Vizio Holding Corp. *	396,195	2,702
Wingstop, Inc.	31,745	2,374
YETI Holdings, Inc. *	281,546	12,183

Total		102,315

Energy (4.2%)
Coterra Energy, Inc.	368,500	9,504
Marathon Oil Corp.	428,288	9,628
Ovintiv, Inc.	108,584	4,798
PDC Energy, Inc.	80,569	4,964
Targa Resources Corp.	209,255	12,486

Total		41,380

Financials (12.1%)
Credit Acceptance Corp. *	39,613	18,753
First Citizens BancShares, Inc. - Class A	19,816	12,955
First Republic Bank	87,521	12,621
Globe Life, Inc.	93,548	9,118
Hamilton Lane, Inc.	75,328	5,061
Host Hotels & Resorts, Inc.	261,458	4,100
Kimco Realty Corp.	267,321	5,285
M&T Bank Corp.	94,454	15,055
Markel Corp. *	14,634	18,925
W.R. Berkley Corp.	122,310	8,349
White Mountains Insurance Group, Ltd.	7,733	9,636

Total		119,858

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Health Care (16.9%)
Alnylam Pharmaceuticals, Inc. *	21,010	3,064
Apellis Pharmaceuticals, Inc. *	221,336	10,009
Bio-Techne Corp.	29,059	10,073
Exact Sciences Corp. *	68,185	2,686
ICON PLC *	46,512	10,079
Inari Medical, Inc. *	172,030	11,696
Insulet Corp. *	53,990	11,767
Integra LifeSciences Holdings Corp. *	241,932	13,072
Jazz Pharmaceuticals PLC *	144,028	22,470
PTC Therapeutics, Inc. *	193,646	7,757
Reata Pharmaceuticals, Inc. *	176,613	5,367
Repligen Corp. *	24,911	4,046
Sage Therapeutics, Inc. *	145,480	4,699
Syneos Health, Inc. *	119,918	8,596
Teleflex, Inc.	47,624	11,708
Ultragenyx Pharmaceutical, Inc. *	181,514	10,829
United Therapeutics Corp. *	87,196	20,547

Total		168,465

Industrials (19.5%)
AMERCO	23,843	11,402
Axon Enterprise, Inc. *	127,299	11,860
Builders FirstSource, Inc. *	131,939	7,085
C.H. Robinson Worldwide, Inc.	72,873	7,387
Dun & Bradstreet Holdings, Inc. *	706,502	10,619
Expeditors International of Washington, Inc.	76,482	7,454
GFL Environmental, Inc.	294,154	7,589
Graco, Inc.	129,313	7,682
IDEX Corp.	93,793	17,036
Ingersoll-Rand, Inc.	401,680	16,903
J.B. Hunt Transport Services, Inc.	71,233	11,217
Knight-Swift Transportation Holdings, Inc.	212,087	9,818

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Lennox International, Inc.	60,076	12,411
Lincoln Electric Holdings, Inc.	96,525	11,907
The Middleby Corp. *	44,963	5,637
Robert Half International, Inc.	53,165	3,982
Science Applications International Corp.	82,140	7,647
TransUnion	81,773	6,541
Watsco, Inc.	33,390	7,974
Westinghouse Air Brake Technologies Corp.	148,331	12,175

Total		194,326

Information Technology (24.7%)
CDW Corp.	63,028	9,931
CommScope Holding Co., Inc. *	1,045,707	6,400
Dynatrace, Inc. *	284,962	11,239
F5, Inc. *	115,187	17,628
Fair Isaac Corp. *	13,920	5,581
Flex, Ltd. *	1,129,675	16,346
Genpact, Ltd.	523,867	22,191
Guidewire Software, Inc. *	118,184	8,390
II-VI, Inc. *	328,578	16,741
Informatica, Inc. *	524,801	10,900
LiveRamp Holdings, Inc. *	177,276	4,575
Lumentum Holdings, Inc. *	236,553	18,787
MKS Instruments, Inc.	123,419	12,666
MongoDB, Inc. *	24,300	6,306
Nuvei Corp. *	187,051	6,766
Olo, Inc. *	450,372	4,445
Q2 Holdings, Inc. *	127,233	4,907
Shift4 Payments, Inc. *	291,622	9,641
Synaptics, Inc. *	92,549	10,925
Teradata Corp. *	390,692	14,460
VeriSign, Inc. *	29,123	4,873
WEX, Inc. *	141,705	22,044

Total		245,742

Materials (4.5%)
Element Solutions, Inc.	746,853	13,294
FMC Corp.	99,233	10,619
Silgan Holdings, Inc.	269,502	11,144
Steel Dynamics, Inc.	148,186	9,802

Total		44,859

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Real Estate (0.8%)
Redfin Corp. *	182,800	1,506
Rexford Industrial Realty, Inc.	115,236	6,637

Total		8,143

Utilities (2.7%)
Black Hills Corp.	124,677	9,073
NiSource, Inc.	196,639	5,799
UGI Corp.	302,487	11,679

Total		26,551

Total Common Stocks
(Cost: $1,012,123)		982,186

Short-Term Investments (0.3%)

Money Market Funds (0.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.450% #	2,706,352	2,706

Total		2,706

Total Short-Term Investments
(Cost: $2,706)		2,706

Total Investments (99.1%)
(Cost: $1,014,829)@		984,892

Other Assets, Less Liabilities (0.9%)		9,012

Net Assets (100.0%)		993,904

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2022.

@

At June 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,014,829 and the net unrealized depreciation of investments based on that cost was $29,937 which is comprised of $102,776 aggregate gross unrealized appreciation and $132,713 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2022. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$982,186	$-	$-
Short-Term Investments	2,706	-	-
Total Assets:	$984,892	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio (unaudited)

Sector Allocation 6/30/22

Sector	% of Net Assets
Industrials	18.1%
Financials	14.7%
Consumer Discretionary	13.4%
Information Technology	12.6%
Health Care	10.1%
Real Estate	9.1%
Materials	7.1%
Utilities	4.1%
Consumer Staples	3.9%
Energy	3.9%
Communication Services	1.6%
Short-Term Investments & Other Net Assets	1.4%

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P MidCap 400 Index” and “Standard & Poor’s MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Investing in medium-sized companies involves a greater degree of risk than investing in large company stocks.

The Portfolio may invest in exchange traded funds and derivative instruments, such as equity index futures for cash management and liquidity purposes to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Index 400 Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Communication Services (1.6%)
Cable One, Inc.	2,682	3,458
Iridium Communications, Inc. *	69,866	2,624
John Wiley & Sons, Inc. - Class A	23,680	1,131
The New York Times Co. - Class A	90,860	2,535
TEGNA, Inc.	121,063	2,539
TripAdvisor, Inc. *	54,704	974
World Wrestling Entertainment, Inc.- Class A	23,565	1,472
Ziff Davis, Inc. *	25,832	1,925

Total		16,658

Consumer Discretionary (13.4%)
Adient PLC *	51,532	1,527
American Eagle Outfitters, Inc.	84,306	943
AutoNation, Inc. *	19,418	2,170
Boyd Gaming Corp.	43,640	2,171
Brunswick Corp.	41,345	2,703
Callaway Golf Co. *	63,732	1,300
Capri Holdings, Ltd. *	80,592	3,305
Carter’s, Inc.	22,005	1,551
Choice Hotels International, Inc.	17,963	2,005
Churchill Downs, Inc.	18,718	3,585
Columbia Sportswear Co.	18,179	1,301
Cracker Barrel Old Country Store, Inc.	12,627	1,054
Crocs, Inc. *	33,615	1,636
Dana Holding Corp.	78,445	1,104
Deckers Outdoor Corp. *	14,873	3,798
Dick’s Sporting Goods, Inc.	31,696	2,389
Five Below, Inc. *	30,303	3,437
Foot Locker, Inc.	45,649	1,153
Fox Factory Holding Corp. *	23,084	1,859
GameStop Corp. - Class A *	33,756	4,128
The Gap, Inc.	115,126	949
Gentex Corp.	127,931	3,578
The Goodyear Tire & Rubber Co. *	154,229	1,652
Graham Holdings Co. - Class B	2,139	1,212
Grand Canyon Education, Inc. *	17,639	1,661
H&R Block, Inc.	87,087	3,076

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Hanesbrands, Inc.	189,889	1,954
Harley-Davidson, Inc.	80,465	2,548
Helen of Troy, Ltd. *	13,016	2,114
KB Home	47,412	1,349
Kohl’s Corp.	70,205	2,506
Lear Corp.	32,636	4,109
Leggett & Platt, Inc.	72,973	2,523
Lithia Motors, Inc. - Class A	15,794	4,340
Macy’s, Inc.	155,510	2,849
Marriott Vacations Worldwide Corp.	22,615	2,628
Mattel, Inc. *	192,393	4,296
Murphy USA, Inc.	12,149	2,829
Nordstrom, Inc.	60,645	1,281
Ollie’s Bargain Outlet Holdings, Inc. *	31,933	1,876
Papa John’s International, Inc.	17,394	1,453
Polaris, Inc.	30,530	3,031
RH *	9,601	2,038
Scientific Games Corp. - Class A *	52,163	2,451
Service Corp. International	86,599	5,986
Six Flags Entertainment Corp. *	42,737	927
Skechers USA, Inc. - Class A *	73,760	2,624
Taylor Morrison Home Corp. *	65,298	1,525
Tempur Sealy International, Inc.	95,862	2,049
Texas Roadhouse, Inc.	37,225	2,725
Thor Industries, Inc.	30,037	2,245
Toll Brothers, Inc.	60,169	2,684
TopBuild Corp. *	17,904	2,993
Travel + Leisure Co.	46,575	1,808
Under Armour, Inc. - Class A *	103,302	861
Under Armour, Inc. - Class C *	110,389	837
Victoria’s Secret & Co. *	37,088	1,037
Visteon Corp. *	15,370	1,592
The Wendy’s Co.	93,607	1,767
Williams-Sonoma, Inc.	38,230	4,242
Wingstop, Inc.	16,218	1,213
Wyndham Hotels & Resorts, Inc.	50,266	3,303
YETI Holdings, Inc. *	47,035	2,035

Total		143,875

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Consumer Staples (3.9%)
BellRing Brands, Inc. *	59,529	1,482
BJ’s Wholesale Club Holdings, Inc. *	73,616	4,588
The Boston Beer Co., Inc. - Class A *	5,106	1,547
Casey’s General Stores, Inc.	20,260	3,748
Coty, Inc. - Class A *	187,024	1,498
Darling Ingredients, Inc. *	88,188	5,274
Energizer Holdings, Inc.	35,688	1,012
Flowers Foods, Inc.	108,693	2,861
Grocery Outlet Holding Corp. *	47,935	2,043
The Hain Celestial Group, Inc. *	49,028	1,164
Ingredion, Inc.	36,188	3,190
Lancaster Colony Corp.	10,854	1,398
Nu Skin Enterprises, Inc.	27,449	1,188
Performance Food Group Co. *	84,615	3,891
Pilgrim’s Pride Corp. *	26,436	825
Post Holdings, Inc. *	30,503	2,512
Sanderson Farms, Inc.	11,607	2,502
Sprouts Farmers Market, Inc. *	59,816	1,514

Total		42,237

Energy (3.9%)
Antero Midstream Corp.	178,059	1,611
ChampionX Corp.	111,052	2,204
CNX Resources Corp. *	106,482	1,753
DT Midstream, Inc.	52,888	2,593
EQT Corp.	161,375	5,551
Equitrans Midstream Corp.	221,060	1,406
HF Sinclair Corp.	81,630	3,686
Matador Resources Co.	60,594	2,823
Murphy Oil Corp.	79,726	2,407
NOV, Inc.	214,491	3,627
PDC Energy, Inc.	52,090	3,209
Range Resources Corp. *	141,477	3,502
Targa Resources Corp.	124,495	7,429

Total		41,801

Financials (14.7%)
Affiliated Managers Group, Inc.	21,107	2,461

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Financials continued
Alleghany Corp. *	7,345	6,119
American Financial Group, Inc.	36,229	5,029
Associated Banc-Corp.	82,168	1,500
Bank of Hawaii Corp.	22,091	1,644
Bank OZK	61,587	2,311
Brighthouse Financial, Inc. *	40,900	1,678
Cadence Bank	100,100	2,350
Cathay General Bancorp	41,194	1,613
CNO Financial Group, Inc.	63,292	1,145
Commerce Bancshares, Inc.	60,077	3,944
Cullen / Frost Bankers, Inc.	31,123	3,624
East West Bancorp, Inc.	77,434	5,018
Essent Group, Ltd.	58,723	2,284
Evercore, Inc. - Class A	22,167	2,075
F.N.B. Corp.	184,880	2,008
Federated Hermes, Inc.	50,006	1,590
First American Financial Corp.	58,640	3,103
First Financial Bankshares, Inc.	70,141	2,754
First Horizon Corp.	291,971	6,382
FirstCash Holdings, Inc.	21,505	1,495
Fulton Financial Corp.	87,771	1,268
Glacier Bancorp, Inc.	59,312	2,813
Hancock Whitney Corp.	47,215	2,093
The Hanover Insurance Group, Inc.	19,443	2,844
Home BancShares, Inc.	103,185	2,143
Interactive Brokers Group, Inc. - Class A	47,778	2,628
International Bancshares Corp.	29,122	1,167
Janus Henderson Group PLC	91,300	2,146
Jefferies Financial Group, Inc.	104,618	2,890
Kemper Corp.	32,874	1,575
Kinsale Capital Group, Inc.	11,749	2,698
Mercury General Corp.	14,472	641
MGIC Investment Corp.	168,920	2,128
Navient Corp.	80,811	1,131
New York Community Bancorp, Inc.	254,930	2,327
Old National Bancorp	159,558	2,360
Old Republic International Corp.	156,457	3,498
PacWest Bancorp	64,149	1,710
Pinnacle Financial Partners, Inc.	41,678	3,014

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Financials continued
Primerica, Inc.	20,999	2,513
Prosperity Bancshares, Inc.	50,343	3,437
Reinsurance Group of America, Inc.	36,526	4,284
RenaissanceRe Holdings, Ltd.	24,121	3,772
RLI Corp.	21,798	2,541
SEI Investments Co.	56,912	3,074
Selective Insurance Group, Inc.	32,940	2,864
SLM Corp.	146,901	2,342
Stifel Financial Corp.	58,173	3,259
Synovus Financial Corp.	79,326	2,860
Texas Capital
Bancshares, Inc. *	27,539	1,450
UMB Financial Corp.	23,435	2,018
Umpqua Holdings Corp.	118,718	1,991
United Bankshares, Inc.	74,168	2,601
Unum Group	109,773	3,734
Valley National Bancorp	229,161	2,386
Voya Financial, Inc.	55,780	3,321
Washington Federal, Inc.	35,504	1,066
Webster Financial Corp.	97,183	4,096
Wintrust Financial Corp.	32,897	2,637

Total		157,447

Health Care (10.1%)
Acadia Healthcare Co., Inc. *	49,419	3,342
Amedisys, Inc. *	17,728	1,864
Arrowhead Pharmaceuticals, Inc. *	57,886	2,038
Azenta, Inc.	40,952	2,953
Bruker Corp.	54,585	3,426
Chemed Corp.	8,171	3,835
Encompass Health Corp.	54,530	3,056
Enovis Corp. *	25,684	1,413
Envista Holdings Corp. *	88,786	3,422
Exelixis, Inc. *	175,084	3,645
Globus Medical, Inc. - Class A *	43,294	2,431
Haemonetics Corp. *	27,794	1,812
Halozyme Therapeutics, Inc. *	75,280	3,312
HealthEquity, Inc. *	46,048	2,827
ICU Medical, Inc. *	10,962	1,802
Inari Medical, Inc. *	18,559	1,262

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Health Care continued
Integra LifeSciences Holdings Corp. *	39,039	2,109
Jazz Pharmaceuticals PLC *	34,018	5,307
LHC Group, Inc. *	16,938	2,638
LivaNova PLC *	29,182	1,823
Masimo Corp. *	27,877	3,643
Medpace Holdings, Inc. *	14,691	2,199
Neogen Corp. *	58,602	1,412
Neurocrine Biosciences, Inc. *	52,165	5,085
NuVasive, Inc. *	28,445	1,398
Option Care Health, Inc. *	75,866	2,108
Patterson Cos., Inc.	47,181	1,430
Penumbra, Inc. *	19,341	2,408
Perrigo Co. PLC	73,456	2,980
Progyny, Inc. *	38,648	1,123
QuidelOrtho Corp. *	27,335	2,656
R1 RCM, Inc. *	73,375	1,538
Repligen Corp. *	28,141	4,570
Shockwave Medical, Inc. *	19,536	3,735
Sotera Health Co. *	53,981	1,057
STAAR Surgical Co. *	26,119	1,853
Syneos Health, Inc. *	56,004	4,014
Tandem Diabetes Care, Inc. *	34,925	2,067
Tenet Healthcare Corp. *	58,826	3,092
United Therapeutics Corp. *	24,725	5,826

Total		108,511

Industrials (18.1%)
Acuity Brands, Inc.	18,877	2,908
AECOM	77,147	5,032
AGCO Corp.	33,365	3,293
ASGN, Inc. *	27,899	2,518
Avis Budget Group, Inc. *	18,716	2,753
Axon Enterprise, Inc. *	38,763	3,612
The Brink’s Co.	25,663	1,558
Builders FirstSource, Inc. *	94,308	5,064
CACI International, Inc. - Class A *	12,779	3,601
Carlisle Cos., Inc.	28,210	6,731
Chart Industries, Inc. *	19,571	3,276
Clean Harbors, Inc. *	27,389	2,401
Crane Holdings Co.	26,005	2,277
Curtiss-Wright Corp.	20,972	2,770
Donaldson Co., Inc.	67,495	3,249
Dycom Industries, Inc. *	16,172	1,505
EMCOR Group, Inc.	27,920	2,875
EnerSys	22,442	1,323
ESAB Corp.	24,976	1,093

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Flowserve Corp.	71,354	2,043
Fluor Corp. *	77,522	1,887
FTI Consulting, Inc. *	18,802	3,400
GATX Corp.	19,454	1,832
Graco, Inc.	92,417	5,490
GXO Logistics, Inc. *	55,635	2,407
Hexcel Corp.	45,914	2,402
Hubbell, Inc.	29,292	5,231
IAA, Inc. *	73,327	2,403
Insperity, Inc.	19,386	1,935
ITT, Inc.	45,580	3,065
JetBlue Airways Corp. *	175,306	1,467
KBR, Inc.	76,280	3,691
Kennametal, Inc.	45,227	1,051
Kirby Corp. *	32,920	2,003
Knight-Swift Transportation Holdings, Inc.	89,289	4,133
Landstar System, Inc.	20,258	2,946
Lennox International, Inc.	18,042	3,727
Lincoln Electric Holdings, Inc.	31,699	3,910
ManpowerGroup, Inc.	28,801	2,201
MasTec, Inc. *	31,196	2,235
MDU Resources Group, Inc.	111,182	3,001
Mercury Systems, Inc. *	31,478	2,025
The Middleby Corp. *	29,690	3,722
MillerKnoll, Inc.	41,197	1,082
MSA Safety, Inc.	19,959	2,416
MSC Industrial Direct Co., Inc. - Class A	25,823	1,940
nVent Electric PLC	90,793	2,845
Oshkosh Corp.	35,925	2,951
Owens Corning, Inc.	52,994	3,938
Regal Rexnord Corp.	36,579	4,152
Ryder System, Inc.	27,915	1,984
Saia, Inc. *	14,415	2,710
Science Applications International Corp.	30,466	2,836
Simpson Manufacturing Co., Inc.	23,621	2,376
Stericycle, Inc. *	50,307	2,206
Sunrun, Inc. *	114,706	2,680
Terex Corp.	37,785	1,034
Tetra Tech, Inc.	29,361	4,009
The Timken Co.	36,837	1,954
The Toro Co.	57,046	4,324
Trex Co., Inc. *	61,795	3,363
Univar Solutions, Inc. *	92,357	2,297
Valmont Industries, Inc.	11,629	2,612
Vicor Corp. *	11,664	638
Watsco, Inc.	18,103	4,323
Watts Water Technologies, Inc. - Class A	14,985	1,841

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Werner Enterprises, Inc.	32,177	1,240
Woodward, Inc.	33,109	3,062
XPO Logistics, Inc. *	54,019	2,602

Total		193,461

Information Technology (12.6%)
ACI Worldwide, Inc. *	62,673	1,623
Alliance Data Systems Corp.	27,088	1,004
Amkor Technology, Inc.	54,512	924
Arrow Electronics, Inc. *	36,055	4,041
Aspen Technology, Inc. *	15,304	2,811
Avnet, Inc.	53,322	2,286
Belden, Inc.	24,133	1,286
Blackbaud, Inc. *	24,844	1,443
Calix, Inc. *	30,339	1,036
CDK Global, Inc.	63,773	3,493
Ciena Corp. *	83,065	3,796
Cirrus Logic, Inc. *	31,350	2,274
Cognex Corp.	94,851	4,033
Coherent, Inc. *	13,543	3,605
CommVault Systems, Inc. *	24,233	1,524
Concentrix Corp.	23,483	3,185
Envestnet, Inc. *	30,123	1,590
Euronet Worldwide, Inc. *	27,595	2,776
Fair Isaac Corp. *	14,155	5,675
First Solar, Inc. *	54,115	3,687
Genpact, Ltd.	93,073	3,943
II-VI, Inc. *	58,110	2,961
IPG Photonics Corp. *	18,984	1,787
Jabil, Inc.	77,073	3,947
Kyndryl Holdings, Inc. *	98,622	965
Lattice Semiconductor Corp. *	75,107	3,643
Littelfuse, Inc.	13,504	3,431
Lumentum Holdings, Inc. *	37,673	2,992
Manhattan Associates, Inc. *	34,479	3,951
MAXIMUS, Inc.	33,407	2,088
MKS Instruments, Inc.	30,392	3,119
National Instruments Corp.	71,718	2,240
NCR Corp. *	74,586	2,320
Paylocity Holding Corp. *	21,669	3,779
Power Integrations, Inc.	31,826	2,387
Qualys, Inc. *	18,279	2,306
Sabre Corp. *	178,475	1,041
SailPoint Technologies Holdings, Inc. *	51,459	3,225
Semtech Corp. *	34,647	1,905
Silicon Laboratories, Inc. *	19,964	2,799

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
SiTime Corp. *	8,497	1,385
SunPower Corp. *	45,152	714
Synaptics, Inc. *	21,622	2,552
TD Synnex Corp.	22,539	2,053
Teradata Corp. *	57,157	2,115
Universal Display Corp.	23,716	2,399
ViaSat, Inc. *	40,451	1,239
Vishay Intertechnology, Inc.	72,174	1,286
Vontier Corp.	87,894	2,021
Western Union Co.	210,773	3,471
WEX, Inc. *	24,558	3,820
Wolfspeed, Inc. *	67,497	4,283
Xerox Holdings Corp.	65,186	968

Total		135,227

Materials (7.1%)
Alcoa Corp.	100,684	4,589
AptarGroup, Inc.	35,795	3,694
Ashland Global Holdings, Inc.	27,690	2,853
Avient Corp.	49,755	1,994
Cabot Corp.	30,768	1,963
The Chemours Co.	84,877	2,718
Cleveland-Cliffs, Inc. *	260,817	4,009
CMC Materials, Inc.	15,625	2,726
Commercial Metals Co.	66,459	2,200
Eagle Materials, Inc.	21,607	2,376
Grief, Inc. - Class A	14,433	900
Ingevity Corp. *	21,150	1,335
Louisiana-Pacific Corp.	44,835	2,350
Minerals Technologies, Inc.	17,878	1,097
NewMarket Corp.	3,719	1,119
Olin Corp.	75,768	3,507
Reliance Steel & Aluminum Co.	33,810	5,743
Royal Gold, Inc.	35,835	3,827
RPM International, Inc.	70,711	5,566
The Scotts Miracle-Gro Co.	22,065	1,743
Sensient Technologies Corp.	22,849	1,841
Silgan Holdings, Inc.	45,965	1,901
Sonoco Products Co.	53,189	3,034
Steel Dynamics, Inc.	97,788	6,469
United States Steel Corp.	142,623	2,554
Valvoline, Inc.	97,512	2,811
Worthington Industries, Inc.	17,372	766

Total		75,685

Real Estate (9.1%)
American Campus Communities, Inc.	76,123	4,908
Apartment Income REIT Corp.	85,741	3,567

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Real Estate continued
Brixmor Property Group, Inc.	163,424	3,303
Corporate Office Properties Trust	61,076	1,600
Cousins Properties, Inc.	81,354	2,378
Douglas Emmett, Inc.	96,079	2,150
EastGroup Properties, Inc.	22,743	3,510
EPR Properties	41,023	1,925
First Industrial Realty Trust, Inc.	71,986	3,418
Healthcare Realty Trust, Inc.	82,770	2,251
Highwoods Properties, Inc.	57,479	1,965
Hudson Pacific Properties, Inc.	79,064	1,173
Independence Realty Trust, Inc.	120,703	2,502
JBG SMITH Properties	59,363	1,403
Jones Lang LaSalle, Inc. *	26,678	4,665
Kilroy Realty Corp.	57,417	3,005
Kite Realty Group Trust	119,953	2,074
Lamar Advertising Co. - Class A	47,528	4,181
Life Storage, Inc.	46,039	5,141
The Macerich Co.	117,469	1,023
Medical Properties Trust, Inc.	327,605	5,003
National Retail Properties, Inc.	95,982	4,127
National Storage Affiliates Trust	45,909	2,299
Omega Healthcare Investors, Inc.	128,421	3,620
Park Hotels & Resorts, Inc.	127,446	1,729
Pebblebrook Hotel Trust	71,458	1,184
Physicians Realty Trust	122,940	2,145
PotlatchDeltic Corp.	37,883	1,674
PS Business Parks, Inc.	11,013	2,061
Rayonier, Inc.	79,811	2,983
Rexford Industrial Realty, Inc.	90,060	5,187
Sabra Health Care REIT, Inc.	126,119	1,762
SL Green Realty Corp.	34,858	1,609
Spirit Realty Capital, Inc.	73,347	2,771
STORE Capital Corp.	137,847	3,595

Total		97,891

Utilities (4.1%)
ALLETE, Inc.	31,066	1,826
Black Hills Corp.	35,340	2,572

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Utilities continued
Essential Utilities, Inc.	125,572	5,757
Hawaiian Electric Industries, Inc.	59,823	2,447
IDACORP, Inc.	27,616	2,925
National Fuel Gas Co.	49,935	3,298
New Jersey Resources Corp.	52,586	2,342
NorthWestern Corp.	29,689	1,750
OGE Energy Corp.	109,241	4,212
ONE Gas, Inc.	29,498	2,395
PNM Resources, Inc.	47,011	2,246
Portland General Electric Co.	48,600	2,349
Southwest Gas Holdings, Inc.	36,476	3,176
Spire, Inc.	28,399	2,112
UGI Corp.	114,607	4,425

Total		43,832

Total Common Stocks (Cost: $885,805)		1,056,625

Short-Term Investments (1.3%)

Governments (0.1%)
US Treasury 0.000%, 11/25/22 b	1,255,000	1,245

Total		1,245

Money Market Funds (1.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.450% #	12,775,807	12,776

Total		12,776

Total Short-Term Investments
(Cost: $14,022)		14,021

Total Investments (99.9%)
(Cost: $899,827)@		1,070,646

Other Assets, Less Liabilities (0.1%)		1,018

Net Assets (100.0%)		1,071,664

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives Futures

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-Mini S&P MidCap 400 Futures	Long	USD	7	66	9/22	$14,969	$(619)	$(151)
							$(619)	$(151)

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$–	$–	$–	$(151)	$(151)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

b

Cash or securities with an aggregate value of $1,245 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2022.

#	7-Day yield as of 6/30/2022.

@

At June 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $899,827 and the net unrealized appreciation of investments based on that cost was $170,200 which is comprised of $259,968 aggregate gross unrealized appreciation and $89,768 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2022. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,056,625	$-	$-
Short-Term Investments
Money Market Funds	12,776	-	-
All Others	-	1,245	-
Total Assets:	$1,069,401	$1,245	$-
Liabilities:
Other Financial Instruments^
Futures	(619)	-	-
Total Liabilities:	$(619)	$-	$-

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio (unaudited)

   Sector Allocation 6/30/22

Sector	% of Net Assets
Financials	20.8%
Industrials	16.2%
Health Care	12.8%
Consumer Staples	8.6%
Real Estate	8.2%
Consumer Discretionary	7.8%
Utilities	7.5%
Information Technology	5.6%
Energy	5.0%
Materials	4.7%
Communication Services	1.4%
Short-Term Investments & Other Net Assets	1.4%

Sector Allocation is subject to change.

Investing in medium-sized companies involves a greater degree of risk than investing in large company stocks. The value of securities acquired in an IPO may rise or fall more rapidly than investments in more established issuers.

The Portfolio may invest in derivative instruments for cash management purposes or to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Mid Cap Value Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Communication Services (1.4%)
Fox Corp. - Class B	297,009	8,821

Total		8,821

Consumer Discretionary (7.8%)
Advance Auto Parts, Inc.	66,461	11,504
Aptiv PLC *	24,648	2,195
BorgWarner, Inc.	262,994	8,776
Bridgestone Corp.	52,700	1,923
Cracker Barrel Old Country Store, Inc.	27,722	2,314
Dollar Tree, Inc. *	73,485	11,453
Polaris, Inc.	39,553	3,927
Sodexo SA	89,778	6,309

Total		48,401

Consumer Staples (8.6%)
Conagra Brands, Inc.	395,335	13,536
General Mills, Inc.	29,239	2,206
Henkel AG & Co. KGaA	55,679	3,430
The J.M. Smucker Co.	48,258	6,178
Kellogg Co.	31,144	2,222
Kimberly-Clark Corp.	76,997	10,406
Koninklijke Ahold
Delhaize NV	444,319	11,575
Orkla ASA	503,896	4,027

Total		53,580

Energy (5.0%)
Baker Hughes	190,330	5,495
Devon Energy Corp.	105,747	5,828
Diamondback Energy, Inc.	26,297	3,186
Enterprise Products Partners LP	305,226	7,438
Phillips 66	62,115	5,093
Pioneer Natural Resources Co.	18,225	4,065

Total		31,105

Financials (20.8%)
Aflac, Inc.	144,744	8,009
The Allstate Corp.	106,036	13,438
Ameriprise Financial, Inc.	29,801	7,083
The Bank of New York Mellon Corp.	367,422	15,325
Capitol Federal Financial, Inc.	285,563	2,621
Chubb, Ltd.	16,018	3,149
Commerce Bancshares, Inc.	14,153	929

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Financials continued
First Hawaiian, Inc.	399,365	9,070
The Hanover Insurance Group, Inc.	34,398	5,031
Northern Trust Corp.	166,058	16,021
Prosperity Bancshares, Inc.	141,445	9,656
Reinsurance Group of America, Inc.	98,980	11,609
State Street Corp.	37,613	2,319
T. Rowe Price Group, Inc.	94,143	10,696
Truist Financial Corp.	217,774	10,329
Westamerica Bancorporation	73,207	4,075

Total		129,360

Health Care (12.8%)
AmerisourceBergen Corp.	52,563	7,437
Baxter International, Inc.	48,114	3,090
Becton Dickinson and Co.	13,138	3,239
Cardinal Health, Inc.	84,663	4,425
DENTSPLY SIRONA, Inc.	114,258	4,082
Embecta Corp. *	148,061	3,749
Henry Schein, Inc. *	128,535	9,864
Koninklijke Philips NV	120,393	2,592
Quest Diagnostics, Inc.	92,809	12,342
Universal Health Services, Inc. - Class B	95,066	9,574
Zimmer Biomet Holdings, Inc.	186,845	19,630

Total		80,024

Industrials (16.2%)
Atkore, Inc. *	35,811	2,973
Beacon Roofing Supply, Inc. *	77,928	4,003
Cie de Saint-Gobain	124,630	5,348
Cummins, Inc.	32,806	6,349
Emerson Electric Co.	163,287	12,988
Heartland Express, Inc.	282,822	3,934
Hubbell, Inc.	13,278	2,371
Huntington Ingalls Industries, Inc.	31,376	6,834
IMI PLC	202,420	2,890
MSC Industrial Direct Co., Inc. - Class A	138,840	10,428
nVent Electric PLC	320,909	10,054
Oshkosh Corp.	117,364	9,640

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Industrials continued
PACCAR, Inc.	34,603	2,849
Republic Services, Inc.	23,233	3,041
Southwest Airlines Co. *	310,244	11,206
Stanley Black & Decker, Inc.	24,768	2,597
VINCI SA	38,956	3,469

Total		100,974

Information Technology (5.6%)
Amdocs, Ltd.	65,566	5,462
Applied Materials, Inc.	25,036	2,278
F5, Inc. *	41,967	6,423
HP, Inc.	181,714	5,957
Juniper Networks, Inc.	73,911	2,106
Open Text Corp.	164,017	6,206
TE Connectivity, Ltd.	57,549	6,512

Total		34,944

Materials (4.7%)
Akzo Nobel NV	72,765	4,775
Amcor PLC	156,769	1,949
Axalta Coating Systems, Ltd. *	222,704	4,924
Mondi PLC	259,377	4,594
Packaging Corp. of America	49,964	6,870
Sonoco Products Co.	114,235	6,516

Total		29,628

Real Estate (8.2%)
Equinix, Inc.	12,782	8,398
Essex Property Trust, Inc.	21,300	5,570
Healthcare Trust of America, Inc.	244,249	6,817
Healthpeak Properties, Inc.	369,010	9,561
Realty Income Corp.	78,046	5,327
Regency Centers Corp.	131,809	7,818
VICI Properties, Inc.	191,356	5,700
Weyerhaeuser Co.	66,895	2,216

Total		51,407

Utilities (7.5%)
Atmos Energy Corp.	21,434	2,403
Edison International	209,071	13,222
Evergy, Inc.	30,983	2,022
Eversource Energy	30,536	2,579
NorthWestern Corp.	152,654	8,996
Pinnacle West Capital Corp.	100,783	7,369

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Utilities continued
Spire, Inc.	135,218	10,056

Total		46,647

Total Common Stocks
(Cost: $640,669)		614,891

Short-Term Investments (3.0%)

Money Market Funds (3.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.450% #	18,592,275	18,592

Total		18,592

Total Short-Term Investments
(Cost: $18,592)		18,592

Total Investments (101.6%)
(Cost: $659,261)@		633,483

Other Assets, Less Liabilities (-1.6%)		(10,193)

Net Assets (100.0%)		623,290

Over the Counter Derivatives Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Goldman Sachs International	EUR	30,716	32,390	9/30/2022	$134		$—	$134
Buy	Bank of America, NA	GBP	182	222	9/30/2022	—		(2)	(2)
Sell	Bank of America, NA	GBP	5,578	6,802	9/30/2022	50		—	50
Buy	Bank of America, NA	JPY	7,839	58	9/30/2022	—	π	—	—	π
Sell	Bank of America, NA	JPY	231,142	1,714	9/30/2022	9		—	9
Sell	Goldman Sachs International	NOK	33,014	3,358	9/30/2022	—	π	(43)	(43)
						$193		$(45)	$148

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$193	—	$193	$(45)	—	—	$(45)

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2022.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio

@

At June 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $659,261 and the net unrealized depreciation of investments based on that cost was $25,630 which is comprised of $26,333 aggregate gross unrealized appreciation and $51,963 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2022. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$614,891	$-	$-
Short-Term Investments	18,592	-	-
Other Financial Instruments^
Forward Foreign Currency Contracts	-	193	-
Total Assets:	$633,483	$193	$-
Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	-	(45)	-
Total Liabilities:	$-	$(45)	$-

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio (unaudited)

   Sector Allocation 6/30/22

Sector	% of Net Assets
Information Technology	23.0%
Health Care	22.6%
Industrials	17.3%
Consumer Discretionary	11.6%
Energy	5.1%
Consumer Staples	5.1%
Financials	4.7%
Real Estate	3.3%
Materials	3.1%
Communication Services	2.1%
Short-Term Investments & Other Net Assets	1.2%
Investment Companies	0.9%

Sector Allocation is subject to change.

Stocks of smaller companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in exchange-traded funds (“ETFs”) for cash management purposes. Investing in ETFs may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in an equity security. The market prices of ETFs may trade at a premium or discount to their net asset value and may be subject to trading halts by the applicable exchange, which may negatively impact the Portfolio.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Small Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

Common Stocks (97.9%)	Shares/ Par +	Value $ (000’s)

Communication Services (2.1%)
Bumble, Inc. *	140,968	3,968
Cardlytics, Inc. *	104,368	2,329
Ziff Davis, Inc. *	77,308	5,762

Total		12,059

Consumer Discretionary (11.6%)
BJ’s Restaurants, Inc. *	130,925	2,838
Churchill Downs, Inc.	22,548	4,318
Crocs, Inc. *	76,893	3,742
Deckers Outdoor Corp. *	17,358	4,432
Fox Factory Holding Corp. *	67,812	5,461
GAN, Ltd. *	221,219	655
Mister Car Wash, Inc. *	323,779	3,523
Ollie’s Bargain Outlet Holdings, Inc. *	83,229	4,890
Patrick Industries, Inc.	85,238	4,419
Penn National Gaming, Inc. *	87,596	2,665
PVH Corp.	31,969	1,819
Shutterstock, Inc.	46,270	2,652
Texas Roadhouse, Inc.	103,596	7,583
Thor Industries, Inc.	50,731	3,791
TopBuild Corp. *	29,359	4,908
Wingstop, Inc.	78,637	5,880
YETI Holdings, Inc. *	83,078	3,595

Total		67,171

Consumer Staples (5.1%)
The Beauty Health Co. *	244,389	3,143
The Boston Beer Co., Inc. - Class A *	7,735	2,344
Freshpet, Inc. *	56,259	2,919
Lancaster Colony Corp.	34,805	4,482
Performance Food Group Co. *	171,584	7,889
The Simply Good Foods Co. *	107,580	4,063
Sovos Brands, Inc. *	298,982	4,745

Total		29,585

Energy (5.1%)
Helmerich & Payne, Inc.	118,785	5,115
Magnolia Oil & Gas Corp.	250,428	5,256
Ovintiv, Inc.	114,043	5,040
PDC Energy, Inc.	83,671	5,155
SM Energy Co.	139,993	4,786

Common Stocks (97.9%)	Shares/ Par +	Value $ (000’s)

Energy continued
Whiting Petroleum Corp.	63,635	4,329

Total		29,681

Financials (4.7%)
James River Group Holdings, Ltd.	102,355	2,536
MGIC Investment Corp.	378,961	4,775
OneMain Holdings, Inc.	118,280	4,421
Stifel Financial Corp.	82,779	4,637
Synovus Financial Corp.	108,147	3,899
Triumph Bancorp, Inc. *	65,325	4,087
Western Alliance Bancorp	43,661	3,083

Total		27,438

Health Care (22.6%)
Aclaris Therapeutics, Inc. *	166,986	2,331
Amedisys, Inc. *	20,088	2,112
Apellis Pharmaceuticals, Inc. *	85,187	3,852
Arrowhead Pharmaceuticals, Inc. *	28,167	992
Arvinas, Inc. *	80,671	3,395
AtriCure, Inc. *	58,349	2,384
Avidity Biosciences, Inc. *	101,581	1,476
Blueprint Medicines Corp. *	73,355	3,705
Celldex Therapeutics, Inc. *	97,413	2,626
Covetrus, Inc. *	168,340	3,493
Crinetics Pharmaceuticals, Inc. *	123,661	2,306
Cytokinetics, Inc. *	90,043	3,538
Glaukos Corp. *	75,074	3,410
Globus Medical, Inc. - Class A *	96,950	5,443
Haemonetics Corp. *	65,089	4,242
Harmony Biosciences Holdings, Inc. *	63,321	3,088
Health Catalyst, Inc. *	112,160	1,625
ImmunoGen, Inc. *	458,205	2,062
Inari Medical, Inc. *	53,748	3,654
Integra LifeSciences
Holdings Corp. *	102,736	5,551
Intellia Therapeutics, Inc. *	18,093	936

Common Stocks (97.9%)	Shares/ Par +	Value $ (000’s)

Health Care continued
Intra-Cellular
Therapies, Inc. *	67,074	3,829
Karuna Therapeutics, Inc. *	23,350	2,954
Kymera Therapeutics, Inc. *	69,577	1,370
LHC Group, Inc. *	28,882	4,498
Mirati Therapeutics, Inc. *	19,192	1,288
ModivCare, Inc. *	19,934	1,684
Morphic Holding, Inc. *	117,133	2,542
Nanostring Technologies, Inc. *	102,500	1,302
Neurocrine Biosciences, Inc. *	22,558	2,199
Nevro Corp. *	40,809	1,789
Omnicell, Inc. *	64,051	7,286
Owens & Minor, Inc.	172,883	5,437
Pacira Biosciences, Inc. *	58,247	3,396
PTC Therapeutics, Inc. *	85,518	3,426
R1 RCM, Inc. *	410,711	8,609
Revolution Medicines, Inc. *	139,460	2,718
Stoke Therapeutics, Inc. *	105,212	1,390
Syndax Pharmaceuticals, Inc. *	133,563	2,570
Tandem Diabetes Care, Inc. *	46,017	2,724
Turning Point Therapeutics, Inc. *	31,136	2,343
United Therapeutics Corp. *	10,121	2,385
Veracyte, Inc. *	70,194	1,397
Zentalis Pharmaceuticals, Inc. *	70,097	1,970

Total		131,327

Industrials (17.3%)
Altra Industrial Motion Corp.	81,572	2,876
Applied Industrial
Technologies, Inc.	85,821	8,253
Armstrong World
Industries, Inc.	52,562	3,940
ASGN, Inc. *	78,856	7,117
Boise Cascade Co.	36,765	2,187
CACI International, Inc. - Class A *	28,943	8,156

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio

Common Stocks (97.9%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Casella Waste Systems, Inc. - Class A *	60,347	4,386
Chart Industries, Inc. *	47,564	7,961
Clean Harbors, Inc. *	32,498	2,849
Curtiss-Wright Corp.	37,301	4,926
Exponent, Inc.	49,097	4,491
Hydrofarm Holdings Group, Inc. *	149,546	521
Insperity, Inc.	60,634	6,053
ITT, Inc.	65,502	4,404
John Bean Technologies Corp.	62,924	6,948
SPX Corp. *	98,849	5,223
Tetra Tech, Inc.	30,197	4,123
WillScot Mobile Mini Holdings Corp. *	272,050	8,820
Zurn Water Solutions Corp.	252,455	6,877

Total		100,111

Information Technology (23.0%)
Alarm.com Holdings, Inc. *	70,913	4,387
Axcelis Technologies, Inc. *	91,707	5,029
Blackbaud, Inc. *	78,519	4,560
Cirrus Logic, Inc. *	55,584	4,032
Concentrix Corp.	49,332	6,691
Consensus Cloud Solutions, Inc. *	52,819	2,307
Digital Turbine, Inc. *	99,447	1,737
DigitalOcean Holdings, Inc. *	96,718	4,000
ExlService Holdings, Inc. *	48,937	7,210
Fabrinet *	63,276	5,132
Five9, Inc. *	38,866	3,542
II-VI, Inc. *	46,202	2,354
Insight Enterprises, Inc. *	53,654	4,629
Lattice Semiconductor Corp. *	75,272	3,651
LiveRamp Holdings, Inc. *	63,160	1,630
Lumentum Holdings, Inc. *	62,349	4,952
Manhattan Associates, Inc. *	52,158	5,977
MKS Instruments, Inc.	19,659	2,018
Olo, Inc. *	232,713	2,297
Perficient, Inc. *	78,250	7,175
Power Integrations, Inc.	96,349	7,227
Q2 Holdings, Inc. *	45,175	1,742
Rapid7, Inc. *	85,107	5,685
Repay Holdings Corp. *	300,418	3,860
Shift4 Payments, Inc. *	105,962	3,503
Silicon Laboratories, Inc. *	24,826	3,481

Common Stocks (97.9%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Sprout Social, Inc. *	87,835	5,101
Synaptics, Inc. *	44,871	5,297
Varonis Systems, Inc. *	135,977	3,987
Verra Mobility Corp. *	494,322	7,766
Workiva, Inc. *	40,484	2,672

Total		133,631

Materials (3.1%)
Axalta Coating Systems, Ltd. *	236,555	5,230
Cabot Corp.	43,664	2,785
Ingevity Corp. *	38,666	2,441
Livent Corp. *	194,187	4,406
Louisiana-Pacific Corp.	36,608	1,919
Ranpak Holdings Corp. *	175,648	1,230

Total		18,011

Real Estate (3.3%)
Essential Properties Realty Trust, Inc.	185,720	3,991
Independence Realty Trust, Inc.	271,179	5,621
Phillips Edison & Co., Inc.	108,447	3,623
Ryman Hospitality Properties, Inc. *	74,544	5,668

Total		18,903

Total Common Stocks
(Cost: $590,293)		567,917

Investment Companies (0.9%)

Investment Companies (0.9%)
iShares Russell 2000 Growth ETF	24,232	4,999

Total		4,999

Total Investment Companies
(Cost: $5,491)		4,999

Short-Term Investments (1.3%)	Shares/ Par +	Value $ (000’s)

Money Market Funds (1.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.450% #	7,384,768	7,385

Total		7,385

Total Short-Term Investments
(Cost: $7,385)		7,385

Total Investments (100.1%)
(Cost: $603,169)@		580,301

Other Assets, Less Liabilities (-0.1%)		(312)

Net Assets (100.0%)		579,989

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2022.

@

At June 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $603,169 and the net unrealized depreciation of investments based on that cost was $22,868 which is comprised of $82,949 aggregate gross unrealized appreciation and $105,817 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2022. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$567,917	$-	$-
Investment Companies	4,999	-	-
Short-Term Investments	7,385	-	-
Total Assets:	$580,301	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio (unaudited)

   Sector Allocation 6/30/22

Sector	% of Net Assets
Financials	17.9%
Industrials	16.0%
Information Technology	13.3%
Health Care	12.3%
Consumer Discretionary	11.3%
Real Estate	7.5%
Consumer Staples	5.5%
Materials	5.3%
Energy	5.2%
Utilities	2.3%
Communication Services	2.0%
Short-Term Investments & Other Net Assets	1.4%

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P SmallCap 600” and “Standard & Poor’s SmallCap 600” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Stocks of smaller companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in exchange-traded funds and derivative instruments such as equity index futures for cash management and liquidity purposes and to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Index 600 Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Communication Services (2.0%)
AMC Networks, Inc. - Class A *	12,372	360
ATN International, Inc.	4,507	212
Cars.com, Inc. *	26,997	255
Cinemark Holdings, Inc. *	44,420	667
Cogent Communications Holdings, Inc.	17,681	1,074
Consolidated Communications Holdings, Inc. *	29,458	206
The E.W. Scripps Co. - Class A *	23,666	295
Gannett Co., Inc. *	60,033	174
Gogo, Inc. *	28,301	458
Loyalty Ventures, Inc. *	8,185	29
The Marcus Corp. *	8,995	133
QuinStreet, Inc. *	21,202	213
Scholastic Corp.	12,538	451
Shenandoah Telecommunications Co.	20,670	459
TechTarget, Inc. *	11,017	724
Telephone and Data Systems, Inc.	40,869	645
Thryv Holdings, Inc. *	6,948	156
Yelp, Inc. *	27,600	767

Total		7,278

Consumer Discretionary (11.3%)
The Aaron’s Co., Inc.	12,729	185
Abercrombie & Fitch Co. - Class A *	20,884	353
Academy Sports & Outdoors, Inc.	35,372	1,257
Adtalem Global Education, Inc. *	18,700	673
American Axle & Manufacturing Holdings, Inc. *	47,427	357
American Public Education, Inc. *	7,691	124
America’s Car-Mart, Inc. *	2,530	255
Asbury Automotive Group, Inc. *	9,166	1,552
Bed Bath & Beyond, Inc. *	33,084	164
Big Lots, Inc.	11,832	248
BJ’s Restaurants, Inc. *	9,703	210
Bloomin’ Brands, Inc.	33,443	556
Boot Barn Holdings, Inc. *	12,359	852

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Brinker International, Inc. *	18,164	400
The Buckle, Inc.	12,184	337
Caleres, Inc.	15,811	415
The Cato Corp. - Class A	7,262	84
Cavco Industries, Inc. *	3,554	697
Century Communities, Inc.	12,004	540
The Cheesecake Factory, Inc.	20,338	537
Chico’s FAS, Inc. *	51,131	254
The Children’s Place, Inc.*	5,334	208
Chuy’s Holdings, Inc. *	7,852	156
Conn’s, Inc. *	6,415	52
Dave & Buster’s Entertainment, Inc. *	16,007	525
Designer Brands, Inc.	25,142	328
Dine Brands Global, Inc.	6,940	452
Dorman Products, Inc.*	11,721	1,286
El Pollo Loco Holdings, Inc.*	7,938	78
Ethan Allen Interiors, Inc.	9,015	182
Fossil Group, Inc. *	19,826	103
Genesco, Inc. *	5,351	267
Gentherm, Inc. *	13,722	856
G-III Apparel Group, Ltd.*	17,834	361
Golden Entertainment, Inc.*	8,423	333
Group 1 Automotive, Inc.	6,874	1,167
Guess?, Inc.	14,861	253
Haverty Furniture Cos., Inc.	5,753	133
Hibbett, Inc.	5,052	221
Installed Building Products, Inc.	9,587	797
iRobot Corp. *	11,141	410
Jack in the Box, Inc.	8,717	489
Kontoor Brands, Inc.	19,263	643
La-Z-Boy, Inc.	17,911	425
LCI Industries	10,524	1,177
LGI Homes, Inc. *	8,627	750
Liquidity Services, Inc.*	10,877	146
LL Flooring Holdings, Inc.*	12,354	116
M.D.C. Holdings, Inc.	23,577	762
M/I Homes, Inc. *	11,724	465
MarineMax, Inc. *	8,921	322

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Meritage Homes Corp.*	15,198	1,102
Monarch Casino & Resort, Inc. *	5,435	319
Monro, Inc.	13,853	594
Motorcar Parts of America, Inc. *	7,944	104
Movado Group, Inc.	6,672	206
National Vision Holdings, Inc. *	33,727	928
The ODP Corp. *	18,139	549
Oxford Industries, Inc.	6,365	565
Patrick Industries, Inc.	9,054	469
Perdoceo Education Corp.*	28,511	336
PetMed Express, Inc.	8,584	171
Rent-A-Center, Inc.	22,294	434
Ruth’s Hospitality Group, Inc.	12,939	210
Sally Beauty Holdings, Inc.*	44,330	528
Shake Shack, Inc. - Class A *	16,180	639
Shoe Carnival, Inc.	7,088	153
Shutterstock, Inc.	9,623	552
Signet Jewelers, Ltd.	19,629	1,049
Sleep Number Corp. *	9,211	285
Sonic Automotive, Inc. - Class A	8,098	297
Sonos, Inc. *	53,157	959
Standard Motor Products, Inc.	7,940	357
Steven Madden, Ltd.	31,094	1,002
Strategic Education, Inc.	9,511	671
Sturm, Ruger & Co., Inc.	7,270	463
TRI Pointe Homes, Inc. *	42,854	723
Tupperware Brands Corp. *	19,003	121
Unifi, Inc. *	5,703	80
Universal Electronics, Inc. *	5,355	137
Urban Outfitters, Inc. *	26,557	496
Vista Outdoor, Inc. *	23,234	648
Winnebago Industries, Inc.	13,578	659
Wolverine World Wide, Inc.	33,446	674
WW International, Inc. *	21,810	139
XPEL, Inc. *	6,887	316

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Zumiez, Inc. *	6,850	178

Total		40,626

Consumer Staples (5.5%)
The Andersons, Inc.	13,032	430
B&G Foods, Inc.	28,533	679
Calavo Growers, Inc.	7,366	307
Cal-Maine Foods, Inc.	15,626	772
Celsius Holdings, Inc. *	15,924	1,039
Central Garden & Pet Co.*	3,980	169
Central Garden & Pet Co. - Class A *	16,471	659
The Chefs’ Warehouse, Inc.*	13,471	524
Coca-Cola Consolidated, Inc.	1,906	1,075
e.l.f. Beauty, Inc. *	19,831	608
Edgewell Personal Care Co.	21,872	755
Fresh Del Monte Produce, Inc.	13,829	408
Hostess Brands, Inc. *	57,357	1,217
Inter Parfums, Inc.	7,340	536
J & J Snack Foods Corp.	6,158	860
John B. Sanfilippo & Son, Inc.	3,709	269
Medifast, Inc.	4,769	861
MGP Ingredients, Inc.	5,178	518
National Beverage Corp.	9,657	473
PriceSmart, Inc.	9,973	714
Seneca Foods Corp. - Class A *	2,493	138
The Simply Good Foods Co. *	36,582	1,382
SpartanNash Co.	14,862	448
Tootsie Roll Industries, Inc.	7,433	263
TreeHouse Foods, Inc. *	23,203	970
United Natural Foods, Inc. *	24,204	954
Universal Corp.	10,162	615
USANA Health Sciences, Inc. *	4,770	345
Vector Group, Ltd.	54,552	573
WD-40 Co.	5,658	1,139

Total		19,700

Energy (5.2%)
Archrock, Inc.	56,056	463
Bristow Group, Inc. *	9,642	225
Callon Petroleum Co. *	19,692	772
Civitas Resources, Inc.	29,865	1,562
CONSOL Energy, Inc. *	13,265	655
Core Laboratories NV	19,369	384

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Energy continued
DMC Global, Inc. *	7,888	142
Dorian LPG, Ltd.	11,296	172
Dril-Quip, Inc. *	14,299	369
Green Plains, Inc. *	22,294	606
Helix Energy Solutions Group, Inc. *	58,562	181
Helmerich & Payne, Inc.	43,605	1,878
Laredo Petroleum, Inc. *	6,020	415
Nabors Industries, Ltd. *	3,665	491
Oceaneering International, Inc. *	41,774	446
Oil States International, Inc. *	26,001	141
Par Pacific Holdings, Inc. *	19,049	297
Patterson-UTI Energy, Inc.	89,543	1,411
PBF Energy, Inc. *	39,445	1,145
ProPetro Holding Corp. *	35,487	355
Ranger Oil Corp. - Class A *	8,765	288
REX American Resources Corp. *	2,132	181
RPC, Inc. *	29,146	201
SM Energy Co.	50,481	1,726
Southwestern Energy Co. *	462,672	2,892
Talos Energy, Inc. *	17,196	266
US Silica Holdings, Inc. *	31,267	357
World Fuel Services Corp.	26,092	534

Total		18,555

Financials (17.9%)
Allegiance Bancshares, Inc.	7,858	297
Ambac Financial Group, Inc. *	18,880	214
American Equity Investment Life Holding Co.	31,991	1,170
Ameris Bancorp	27,326	1,098
AMERISAFE, Inc.	8,030	418
Apollo Commercial Real Estate Finance, Inc.	54,652	571
ARMOUR Residential REIT, Inc.	42,879	302
Assured Guaranty, Ltd.	26,546	1,481
Axos Financial, Inc. *	22,142	794
B. Riley Financial, Inc.	6,672	282
Banc of California, Inc.	21,991	387
BancFirst Corp.	7,865	753
The Bancorp, Inc. *	23,424	457

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Financials continued
BankUnited, Inc.	33,882	1,205
Banner Corp.	14,288	803
Berkshire Hills Bancorp, Inc.	19,617	486
Blucora, Inc. *	19,578	361
Brightsphere Investment Group, Inc.	13,395	241
Brookline Bancorp, Inc.	32,077	427
Capitol Federal Financial, Inc.	53,319	489
Central Pacific Financial Corp.	11,530	247
City Holding Co.	6,245	499
Columbia Banking System, Inc.	32,170	922
Community Bank System, Inc.	22,332	1,413
Customers Bancorp, Inc. *	12,509	424
CVB Financial Corp.	54,918	1,363
Dime Community Bancshares, Inc.	13,337	395
Donnelley Financial Solutions, Inc. *	11,588	339
Eagle Bancorp, Inc.	13,339	632
eHealth, Inc. *	9,654	90
Ellington Financial, Inc.	23,520	345
Employers Holdings, Inc.	11,554	484
Encore Capital Group, Inc. *	10,049	581
Enova International, Inc. *	13,490	389
EZCORP, Inc. - Class A *	22,024	165
FB Financial Corp.	14,737	578
First Bancorp	96,101	1,555
First Commonwealth Financial Corp.	38,879	522
First Financial Bancorp	39,272	762
First Hawaiian, Inc.	53,086	1,206
Flagstar Bancorp, Inc.	21,993	780
Franklin BSP Realty Trust, Inc.	34,695	468
Genworth Financial, Inc. - Class A *	211,593	747
Granite Point Mortgage Trust, Inc.	21,980	210
Green Dot Corp. - Class A *	22,609	568
Hanmi Financial Corp.	12,648	284
HCI Group, Inc.	3,281	222
Heritage Financial Corp. of Washington	14,549	366
Hilltop Holdings, Inc.	20,596	549
HomeStreet, Inc.	7,754	269
Hope Bancorp, Inc.	49,730	688

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Financials continued
Horace Mann Educators Corp.	17,141	658
Independent Bank Corp.	19,375	1,539
Independent Bank Group, Inc.	15,062	1,023
Invesco Mortgage Capital, Inc.	13,706	201
James River Group Holdings, Ltd.	15,466	383
KKR Real Estate Finance Trust, Inc.	20,565	359
Lakeland Financial Corp.	10,453	694
LendingTree, Inc. *	4,550	199
Meta Financial Group, Inc.	12,171	471
Mr. Cooper Group, Inc.*	30,610	1,125
National Bank Holding Corp. - Class A	12,387	474
NBT Bancorp, Inc.	17,759	668
New York Mortgage Trust, Inc.	156,794	433
NMI Holdings, Inc. - Class A *	35,449	590
Northfield Bancorp, Inc.	17,744	231
Northwest Bancshares, Inc.	52,463	672
OFG Bancorp	20,142	512
Pacific Premier Bancorp, Inc.	39,306	1,149
Palomar Holdings, Inc.*	9,981	643
Park National Corp.	5,983	725
PennyMac Mortgage Investment Trust	38,145	528
Piper Sandler Cos.	5,883	667
PRA Group, Inc. *	16,485	599
Preferred Bank	5,596	381
ProAssurance Corp.	22,304	527
PROG Holdings, Inc. *	22,390	369
Provident Financial Services, Inc.	31,235	695
Ready Capital Corp.	27,855	332
Redwood Trust, Inc.	49,867	384
Renasant Corp.	23,053	664
S&T Bancorp, Inc.	16,291	447
Safety Insurance Group, Inc.	5,799	563
Seacoast Banking Corp. of Florida	25,376	838
Selectquote, Inc. *	51,250	127
ServisFirst Bancshares, Inc.	20,238	1,597
Simmons First National Corp. - Class A	52,581	1,118
SiriusPoint, Ltd. *	35,144	190

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Financials continued
Southside Bancshares, Inc.	13,360	500
Stewart Information Services Corp.	11,120	553
StoneX Group, Inc. *	7,072	552
Tompkins Financial Corp.	4,849	350
Triumph Bancorp, Inc. *	9,775	612
Trupanion, Inc. *	14,303	862
TrustCo Bank Corp.	8,012	247
Trustmark Corp.	25,481	744
Two Harbors Investment Corp.	142,197	708
United Community Banks, Inc.	43,459	1,312
United Fire Group, Inc.	9,003	308
Universal Insurance Holdings, Inc.	11,460	149
Veritex Holdings, Inc.	22,348	654
Virtus Investment Partners, Inc.	2,910	498
Walker & Dunlop, Inc.	12,625	1,216
Westamerica Bancorporation	11,096	618
WisdomTree Investments, Inc.	45,301	230
World Acceptance Corp. *	1,514	170
WSFS Financial Corp.	26,816	1,075

Total		64,431

Health Care (12.3%)
Addus HomeCare Corp. *	6,658	555
Allscripts Healthcare Solutions, Inc. *	48,056	713
AMN Healthcare Services, Inc. *	18,521	2,032
Amphastar Pharmaceuticals, Inc.*	15,576	542
AngioDynamics, Inc. *	16,055	311
ANI Pharmaceuticals, Inc. *	5,429	161
Anika Therapeutics, Inc. *	5,925	132
Apollo Medical Holdings, Inc. *	15,787	609
Arcus Biosciences, Inc. *	19,310	489
Artivion, Inc. *	16,657	315
Avanos Medical, Inc. *	19,611	536
Avid Bioservices, Inc. *	25,490	389
BioLife Solutions, Inc. *	12,748	176
Cara Therapeutics, Inc. *	17,168	157
Cardiovascular Systems, Inc. *	16,843	242

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Health Care continued
Coherus Biosciences, Inc.*	26,590	193
Collegium Pharmaceutical, Inc.*	14,079	250
Community Health Systems, Inc. *	52,458	197
Computer Programs and Systems, Inc. *	6,198	198
CONMED Corp.	12,229	1,171
Corcept Therapeutics, Inc. *	39,777	946
CorVel Corp. *	3,880	571
Covetrus, Inc. *	43,307	899
Cross Country Healthcare, Inc. *	14,708	306
Cutera, Inc. *	6,764	254
Cytokinetics, Inc. *	35,475	1,394
Dynavax Technologies Corp. *	48,656	613
Eagle Pharmaceuticals, Inc. *	4,626	206
Embecta Corp. *	23,941	606
Emergent BioSolutions, Inc. *	18,525	575
Enanta Pharmaceuticals, Inc. *	7,541	356
Ensign Group, Inc.	21,842	1,605
Fulgent Genetics, Inc. *	8,165	445
Glaukos Corp. *	19,561	888
Hanger, Inc. *	15,292	219
Harmony Biosciences Holdings, Inc. *	9,429	460
HealthStream, Inc. *	10,058	218
Heska Corp. *	4,428	419
Innoviva, Inc. *	25,866	382
Inogen, Inc. *	8,638	209
Integer Holdings Corp.*	13,759	972
Ironwood Pharmaceuticals, Inc. *	63,717	735
iTeos Therapeutics, Inc. *	8,231	170
The Joint Corp. *	5,907	90
Lantheus Holdings, Inc. *	28,427	1,877
LeMaitre Vascular, Inc.	7,977	363
Ligand Pharmaceuticals, Inc. - Class B *	6,984	623
MEDNAX, Inc. *	35,589	748
Meridian Bioscience, Inc. *	18,021	548
Merit Medical Systems, Inc. *	21,157	1,148
Mesa Laboratories, Inc.	2,167	442
ModivCare, Inc. *	5,094	430

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Health Care continued
Myriad Genetics, Inc. *	33,322	605
Natus Medical, Inc. *	14,326	469
Nektar Therapeutics *	76,597	291
NeoGenomics, Inc. *	51,696	421
NextGen Healthcare, Inc. *	23,228	405
Omnicell, Inc. *	18,278	2,079
OptimizeRx Corp. *	7,518	206
OraSure Technologies, Inc.*	29,550	80
Organogenesis Holdings, Inc. *	25,760	126
Orthofix Medical, Inc. *	8,238	194
Owens & Minor, Inc.	31,433	989
Pacira Biosciences, Inc.*	18,822	1,097
The Pennant Group, Inc.*	11,097	142
Phibro Animal Health Corp. - Class A	8,328	159
Prestige Consumer Healthcare, Inc. *	20,907	1,229
RadNet, Inc. *	19,343	334
REGENXBIO, Inc. *	15,568	385
Select Medical Holdings Corp.	42,749	1,010
Simulations Plus, Inc.	6,543	323
Supernus Pharmaceuticals, Inc.*	21,986	636
Surmodics, Inc. *	5,836	217
uniQure NV *	15,235	284
US Physical Therapy, Inc.	5,382	588
Vanda Pharmaceuticals, Inc.*	23,511	256
Varex Imaging Corp. *	16,417	351
Vericel Corp. *	19,353	487
Vir Biotechnology, Inc. *	30,704	782
Xencor, Inc. *	24,667	675
Zimvie, Inc. *	8,566	137
Zynex, Inc.	9,180	73

Total		44,115

Industrials (16.0%)
AAON, Inc.	17,367	951
AAR Corp. *	13,771	576
ABM Industries, Inc.	27,691	1,202
Aerojet Rocketdyne Holdings, Inc. *	30,994	1,258
Aerovironment, Inc. *	9,600	789
Alamo Group, Inc.	4,087	476
Albany International Corp. - Class A	13,050	1,028
Allegiant Travel Co. *	6,333	716
American Woodmark Corp.*	6,887	310

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Apogee Enterprises, Inc.	9,200	361
Applied Industrial Technologies, Inc.	15,924	1,531
ArcBest Corp.	10,140	714
Arcosa, Inc.	20,016	929
Astec Industries, Inc.	9,443	385
Atlas Air Worldwide Holdings, Inc. *	10,856	670
AZZ, Inc.	10,199	416
Barnes Group, Inc.	19,258	600
Boise Cascade Co.	16,375	974
Brady Corp. - Class A	19,904	940
CIRCOR International, Inc.*	8,286	136
Comfort Systems USA, Inc.	14,904	1,239
CoreCivic, Inc. *	50,364	560
Deluxe Corp.	17,850	387
DXP Enterprises, Inc. *	7,065	216
Encore Wire Corp.	8,171	849
Enerpac Tool Group Corp.	24,923	474
EnPro Industries, Inc.	8,592	704
ESCO Technologies, Inc.	10,752	735
Exponent, Inc.	21,462	1,963
Federal Signal Corp.	25,112	894
Forrester Research, Inc.*	4,528	217
Forward Air Corp.	11,121	1,023
Franklin Electric Co., Inc.	16,116	1,181
The GEO Group, Inc. *	50,901	336
Gibraltar Industries, Inc.*	13,527	524
GMS, Inc. *	17,832	793
Granite Construction, Inc.	18,770	547
The Greenbrier Cos., Inc.	13,449	484
Griffon Corp.	19,844	556
Harsco Corp. *	32,857	234
Hawaiian Holdings, Inc.*	21,216	304
Healthcare Services Group, Inc.	30,810	536
Heartland Express, Inc.	19,063	265
Heidrick & Struggles International, Inc.	8,144	264
Hillenbrand, Inc.	29,707	1,217
HNI Corp.	17,554	609
Hub Group, Inc. - Class A *	14,128	1,002
Insteel Industries, Inc.	8,063	271
Interface, Inc.	24,540	308
John Bean Technologies Corp.	13,165	1,454
Kaman Corp.	11,511	360

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Industrials continued
KAR Auction Services, Inc. *	50,075	740
Kelly Services, Inc. - Class A	14,317	284
Korn Ferry	22,321	1,295
Lindsay Corp.	4,533	602
ManTech International Corp. - Class A	11,448	1,093
Marten Transport, Ltd.	24,415	411
Matson, Inc.	16,789	1,224
Matthews International Corp. - Class A	13,052	374
Meritor, Inc. *	29,445	1,070
Moog, Inc. - Class A	12,013	954
Mueller Industries, Inc.	23,568	1,256
MYR Group, Inc. *	7,045	621
National Presto Industries, Inc.	2,080	136
NOW, Inc. *	45,680	447
NV5 Global, Inc. *	4,944	577
Park Aerospace Corp.	7,997	102
PGT Innovations, Inc. *	24,675	411
Pitney Bowes, Inc.	67,551	245
Powell Industries, Inc.	3,664	86
Proto Labs, Inc. *	11,413	546
Quanex Building Products Corp.	13,911	316
Resideo Technologies, Inc.*	60,105	1,167
Resources Connection, Inc.	12,884	262
SkyWest, Inc. *	20,823	442
SPX Corp. *	18,968	1,002
Standex International Corp.	5,005	424
Tennant Co.	7,651	453
Titan International, Inc.*	21,294	322
Trinity Industries, Inc.	28,999	702
Triumph Group, Inc. *	26,697	355
TrueBlue, Inc. *	13,785	247
UFP Industries, Inc.	25,984	1,771
UniFirst Corp.	6,286	1,082
Veritiv Corp. *	5,764	626
Viad Corp. *	8,538	236
Wabash National Corp.	20,572	279

Total		57,628

Information Technology (13.3%)
3D Systems Corp. *	53,990	524
8x8, Inc. *	48,941	252
A10 Networks, Inc.	24,185	348
ADTRAN, Inc.	20,366	357
Advanced Energy Industries, Inc.	15,558	1,135
Agilysys, Inc. *	8,128	384
Alarm.com Holdings, Inc.*	19,086	1,181

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Alpha & Omega Semiconductor, Ltd. *	8,971	299
Arlo Technologies, Inc. *	35,988	226
Axcelis Technologies, Inc. *	13,678	750
Badger Meter, Inc.	12,123	981
Benchmark Electronics, Inc.	14,609	330
CalAmp Corp. *	14,807	62
Cerence, Inc. *	16,195	409
CEVA, Inc. *	9,541	320
Cohu, Inc. *	20,130	559
Comtech Telecommunications Corp.	10,735	97
Consensus Cloud Solutions, Inc. *	6,608	289
Corsair Gaming, Inc. *	13,869	182
CSG Systems International, Inc.	12,890	769
CTS Corp.	13,328	454
Diebold, Inc. *	29,881	68
Digi International, Inc. *	14,701	356
Digital Turbine, Inc. *	36,528	638
Diodes, Inc. *	18,739	1,210
Ebix, Inc.	9,916	168
ePlus, Inc. *	11,110	590
EVERTEC, Inc.	24,591	907
ExlService Holdings, Inc. *	13,802	2,033
Extreme Networks, Inc. *	54,208	483
Fabrinet *	15,236	1,236
FARO Technologies, Inc. *	7,556	233
FormFactor, Inc. *	32,337	1,252
Harmonic, Inc. *	43,291	375
Ichor Holdings, Ltd. *	11,800	306
Insight Enterprises, Inc. *	14,521	1,253
InterDigital, Inc.	12,788	777
Itron, Inc. *	18,725	926
Knowles Corp. *	37,953	658
Kulicke and Soffa Industries, Inc.	24,491	1,048
LivePerson, Inc. *	28,694	406
LiveRamp Holdings, Inc.*	28,246	729
MaxLinear, Inc. - Class A *	29,418	1,000
Methode Electronics, Inc. - Class A	15,277	566
NETGEAR, Inc. *	11,914	221
NetScout Systems, Inc.*	30,578	1,035
OneSpan, Inc. *	14,054	167
Onto Innovation, Inc. *	20,503	1,430
OSI Systems, Inc. *	6,568	561

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
PC Connection, Inc.	4,503	198
PDF Solutions, Inc. *	12,442	268
Perficient, Inc. *	14,352	1,316
Photronics, Inc. *	25,542	497
Plantronics, Inc. *	17,682	702
Plexus Corp. *	11,485	901
Progress Software Corp.	18,127	821
Rambus, Inc. *	45,555	979
Rogers Corp. *	7,761	2,034
Sanmina Corp. *	25,206	1,027
ScanSource, Inc. *	10,458	326
SMART Global Holdings, Inc. *	19,407	318
SPS Commerce, Inc. *	14,943	1,689
TTEC Holdings, Inc.	7,578	514
TTM Technologies, Inc.*	41,861	523
Ultra Clean Holdings, Inc.*	18,560	552
Unisys Corp. *	27,754	334
Veeco Instruments, Inc. *	21,245	412
Viavi Solutions, Inc. *	94,379	1,249
Vonage Holdings Corp.*	104,826	1,975
Xperi Holding Corp.	43,230	624

Total		47,799

Materials (5.3%)
AdvanSix, Inc.	11,617	388
Allegheny Technologies, Inc. *	51,414	1,168
American Vanguard Corp.	11,211	251
Arconic Corp. *	43,817	1,229
Balchem Corp.	13,302	1,726
Carpenter Technology Corp.	19,937	556
Century Aluminum Co. *	20,890	154
Clearwater Paper Corp. *	6,851	230
Compass Minerals International, Inc.	14,075	498
FutureFuel Corp.	10,628	77
GCP Applied Technologies, Inc. *	22,298	698
Glatfelter Corp.	18,208	125
H.B. Fuller Co.	21,989	1,324
Hawkins, Inc.	7,815	282
Haynes International, Inc.	5,195	170
Innospec, Inc.	10,269	984
Kaiser Aluminum Corp.	6,555	518
Koppers Holdings, Inc.	8,705	197
Livent Corp. *	66,993	1,520
Materion Corp.	8,532	629

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Materials continued
Mercer International, Inc.	16,499	217
Myers Industries, Inc.	15,061	342
Neenah, Inc.	7,053	241
O-I Glass, Inc. *	64,871	908
Olympic Steel, Inc.	3,821	98
Quaker Chemical Corp.	5,549	830
Rayonier Advanced Materials, Inc. *	26,149	69
Schweitzer-Mauduit International, Inc.	13,048	328
Stepan Co.	8,802	892
SunCoke Energy, Inc.	34,558	235
Sylvamo Corp.	14,581	477
TimkenSteel Corp. *	17,061	319
Tredegar Corp.	10,488	105
Trinseo PLC	14,976	576
Warrior Met Coal, Inc.	21,459	657

Total		19,018

Real Estate (7.5%)
Acadia Realty Trust	39,318	614
Agree Realty Corp.	31,131	2,245
Alexander & Baldwin, Inc.	29,952	538
American Assets Trust, Inc.	21,769	647
Armada Hoffler Properties, Inc.	28,236	363
Brandywine Realty Trust	70,859	683
CareTrust REIT, Inc.	40,148	740
Centerspace	6,366	519
Chatham Lodging Trust *	20,284	212
Community Healthcare Trust, Inc.	9,729	352
DiamondRock Hospitality Co. *	87,083	715
Diversified Healthcare Trust	98,165	179
Douglas Elliman, Inc.	28,636	137
Easterly Government Properties, Inc.	37,612	716
Essential Properties Realty Trust, Inc.	54,326	1,167
Four Corners Property Trust, Inc.	33,292	885
Franklin Street Properties Corp.	38,915	162
Getty Realty Corp.	16,853	447
Global Net Lease, Inc.	42,882	607
Hersha Hospitality Trust *	13,436	132
Industrial Logistics Properties Trust	27,043	381
Innovative Industrial Properties, Inc.	11,586	1,273
iStar, Inc.	34,323	471

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Real Estate continued
LTC Properties, Inc.	16,278	625
LXP Industrial Trust	118,726	1,275
Marcus & Millichap, Inc.	10,151	375
NexPoint Residential Trust, Inc.	9,582	599
Office Properties Income Trust	20,044	400
Orion Office REIT, Inc.	23,793	261
RE/MAX Holdings, Inc. - Class A	7,998	196
Realogy Holdings Corp. *	48,958	481
Retail Opportunity Investments Corp.	51,501	813
RPT Realty	35,334	347
Safehold, Inc.	6,417	227
Saul Centers, Inc.	5,424	256
Service Properties Trust	68,312	357
SITE Centers Corp.	75,302	1,014
The St. Joe Co.	13,629	539
Summit Hotel Properties, Inc. *	44,044	320
Tanger Factory Outlet Centers, Inc.	43,369	617
Uniti Group, Inc.	98,363	927
Universal Health Realty Income Trust	5,330	284
Urban Edge Properties	45,909	698
Urstadt Biddle Properties, Inc. - Class A	12,584	204
Veris Residential, Inc. *	33,093	438
Washington Real Estate Investment Trust	36,219	772
Whitestone REIT	19,470	209
Xenia Hotels & Resorts, Inc. *	47,614	692

Total		27,111

Utilities (2.3%)
American States Water Co.	15,305	1,248
Avista Corp.	29,998	1,305
California Water Service Group	22,272	1,237
Chesapeake Utilities Corp.	7,350	952
Middlesex Water Co.	7,229	634
Northwest Natural Holding Co.	14,188	753
South Jersey Industries, Inc.	50,698	1,731

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)

Utilities continued
Unitil Corp.	6,633	390

Total		8,250

Total Common Stocks
(Cost: $325,711)		354,511

Short-Term Investments (1.1%)

Governments (0.1%)
US Treasury 0.010%, 11/25/22 b	495,000	491

Total		491

Money Market Funds (1.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.450% #	3,472,328	3,472

Total		3,472

Total Short-Term Investments
(Cost: $3,964)		3,963

Total Investments (99.7%)
(Cost: $329,675)@		358,474

Other Assets, Less Liabilities (0.3%)		918

Net Assets (100.0%)		359,392

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-mini Russell 2000 Index Futures	Long	USD	3	56	9/22 $	4,782	$(110)	$(39)
							$(110)	$(39)

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$–	$–	$–	$(39)	$(39)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

b

Cash or securities with an aggregate value of $491 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2022.

#	7-Day yield as of 6/30/2022.

@

At June 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $329,675 and the net unrealized appreciation of investments based on that cost was $28,689 which is comprised of $74,740 aggregate gross unrealized appreciation and $46,051 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2022. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
Common Stocks	$354,511	$-	$-
Short-Term Investments
Money Market Funds	3,472	-	-
All Others	-	491	-
Total Assets:	$357,983	$491	$-
Liabilities:
Other Financial Instruments^
Futures	(110)	-	-
Total Liabilities:	$(110)	$-	$-

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio (unaudited)

   Sector Allocation 6/30/22

Sector	% of Net Assets
Financials	25.9%
Industrials	14.3%
Health Care	10.6%
Real Estate	9.6%
Consumer Discretionary	8.2%
Information Technology	6.9%
Energy	6.0%
Utilities	5.7%
Materials	4.6%
Consumer Staples	3.4%
Short-Term Investments & Other Net Assets	2.6%
Communication Services	2.2%

Sector Allocation is subject to change.

Stocks of smaller companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest a portion of its assets in other investment companies, including open-end and closed-end funds, exchange-traded funds (“ETFs”), and business development companies (“BDCs”), and will bear its pro rata portion of such expenses. The market prices of ETFs, closed-end funds and BDCs may trade at a premium or discount to their net asset values and may be subject to trading halts by the applicable exchange, which may negatively impact the Portfolio. BDCs in particular may be less liquid and more adversely affected by poor economic or market conditions.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)

Communication Services (2.2%)
Advantage Solutions, Inc. *	312,514	1,188
Boston Omaha Corp. *	109,275	2,256
Cable One, Inc.	4,332	5,585
Integral Ad Science Holding Corp. *	65,946	655
Scholastic Corp.	56,020	2,015

Total		11,699

Consumer Discretionary (8.2%)
BJ’s Restaurants, Inc. *	74,353	1,612
Cavco Industries, Inc. *	20,058	3,931
Dorman Products, Inc. *	34,024	3,733
Farfetch, Ltd. *	177,400	1,270
Floor & Decor Holdings, Inc. *	4,500	283
Hibbett, Inc.	27,616	1,207
LCI Industries	25,422	2,844
LL Flooring Holdings, Inc. *	150,231	1,408
Marriott Vacations Worldwide Corp.	25,547	2,969
Meritage Homes Corp. *	34,352	2,491
Monro, Inc.	52,817	2,265
Ollie’s Bargain Outlet Holdings, Inc. *	12,900	758
Papa John’s International, Inc.	41,252	3,445
Petco Health & Wellness Co., Inc. *	105,583	1,556
Pool Corp.	3,556	1,249
Rent the Runway, Inc. *	19,915	61
Steven Madden, Ltd.	115,954	3,735
Strategic Education, Inc.	77,004	5,435
Visteon Corp. *	27,047	2,802
Warby Parker, Inc. *	40,144	452
Xometry, Inc. *	6,139	208

Total		43,714

Consumer Staples (3.4%)
BellRing Brands, Inc. *	27,904	695
Coca-Cola Consolidated, Inc.	8,611	4,856
Grocery Outlet Holding Corp. *	51,155	2,181
Nomad Foods, Ltd. *	260,194	5,201
Post Holdings, Inc. *	32,343	2,663
The Simply Good Foods Co. *	71,436	2,698

Total		18,294

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)

Energy (6.0%)
Cactus, Inc.	128,954	5,193
ChampionX Corp.	256,754	5,097
International Seaways, Inc.	69,472	1,473
Liberty Oilfield Services, Inc. *	243,099	3,102
Magnolia Oil & Gas Corp.	309,953	6,506
Matador Resources Co.	201,257	9,376
REX American Resources Corp. *	13,326	1,130

Total		31,877

Financials (25.9%)
BankUnited, Inc.	163,440	5,814
BRP Group, Inc. *	192,350	4,645
Columbia Banking System, Inc.	115,649	3,313
CrossFirst Bankshares, Inc. *	160,925	2,124
Eastern Bankshares, Inc.	135,343	2,498
FB Financial Corp.	118,122	4,633
Glacier Bancorp, Inc.	85,178	4,039
Green Dot Corp. - Class A *	69,655	1,749
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	120,482	4,562
HarborOne Bancorp, Inc.	238,355	3,287
Hercules Capital, Inc.	117,845	1,590
Home BancShares, Inc.	294,037	6,107
Houlihan Lokey, Inc.	59,035	4,660
Independent Bank Corp.	62,762	4,985
James River Group Holdings, Ltd.	127,117	3,150
Live Oak Bancshares, Inc.	126,638	4,292
National Bank Holding Corp. - Class A	109,117	4,176
NerdWallet, Inc. *	68,419	543
Origin Bancorp, Inc.	90,930	3,528
Palomar Holdings, Inc. *	40,676	2,620
PCSB Financial Corp.	77,169	1,473
PennyMac Financial Services, Inc.	77,708	3,397
PennyMac Mortgage Investment Trust	190,263	2,631

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)

Financials continued
Pinnacle Financial
Partners, Inc.	95,476	6,904
Popular, Inc.	63,629	4,895
PRA Group, Inc. *	34,538	1,256
ProAssurance Corp.	119,185	2,816
PROG Holdings, Inc. *	57,217	944
Radian Group, Inc.	204,856	4,025
Ryan Specialty Group Holdings, Inc. *	67,839	2,659
Southern First Bancshares, Inc. *	65,527	2,856
StepStone Group, Inc.	80,150	2,086
Texas Capital Bancshares, Inc. *	40,100	2,111
Towne Bank	161,854	4,394
Veritex Holdings, Inc.	31,097	910
Virtus Investment Partners, Inc.	20,542	3,513
Walker & Dunlop, Inc.	32,663	3,147
Webster Financial Corp.	73,572	3,101
Western Alliance Bancorp	108,573	7,665
WSFS Financial Corp.	146,150	5,859

Total		138,957

Health Care (10.6%)
Agiliti, Inc. *	139,793	2,867
Apellis Pharmaceuticals, Inc. *	51,247	2,317
Arvinas, Inc. *	31,811	1,339
Ascendis Pharma A/S *	11,800	1,097
Atrion Corp.	7,220	4,540
Blueprint Medicines Corp. *	34,350	1,735
CRISPR Therapeutics AG *	20,400	1,240
Embecta Corp. *	68,310	1,730
Ensign Group, Inc.	41,807	3,072
Fate Therapeutics, Inc. *	41,000	1,016
FIGS, Inc. *	172,787	1,574
Insmed, Inc. *	101,510	2,002
Ionis Pharmaceuticals, Inc. *	47,900	1,773
Karuna Therapeutics, Inc. *	13,763	1,741
Kymera Therapeutics, Inc. *	50,238	989
Molina Healthcare, Inc. *	4,505	1,260
MultiPlan Corp. *	222,000	1,219
Nkarta, Inc. *	111,412	1,373

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)

Health Care continued
Option Care Health, Inc. *	211,048	5,865
Pacific Biosciences of California, Inc. *	111,824	494
The Pennant Group, Inc. *	76,204	976
Phreesia, Inc. *	81,608	2,041
Prothena Corp. PLC *	38,900	1,056
QuidelOrtho Corp. *	25,745	2,502
Replimune Group, Inc. *	25,110	439
Select Medical Holdings Corp.	246,413	5,820
Ultragenyx Pharmaceutical, Inc. *	23,685	1,413
Xencor, Inc. *	77,623	2,125
Zentalis Pharmaceuticals, Inc. *	46,309	1,301

Total		56,916

Industrials (14.3%)
ABM Industries, Inc.	33,030	1,434
Alamo Group, Inc.	15,775	1,837
Allegiant Travel Co. *	17,590	1,989
Aris Water Solutions, Inc.	100,087	1,670
Beacon Roofing Supply, Inc. *	102,596	5,269
Blue Bird Corp. *	77,902	718
Brady Corp. - Class A	72,374	3,419
CIRCOR International, Inc. *	102,039	1,672
Enerpac Tool Group Corp.	73,330	1,395
ESCO Technologies, Inc.	48,535	3,318
FTI Consulting, Inc. *	10,757	1,945
Helios Technologies, Inc.	70,153	4,648
Herc Holdings, Inc.	9,500	856
JELD-WEN Holding, Inc. *	92,210	1,345
Landstar System, Inc.	29,032	4,222
McGrath RentCorp	38,841	2,952
MSA Safety, Inc.	17,592	2,130
Parsons Corp. *	57,441	2,322
RBC Bearings, Inc. *	11,800	2,182
Regal Rexnord Corp.	29,930	3,398
Shoals Technologies Group, Inc. *	154,797	2,551
SPX Corp. *	62,666	3,311
Stericycle, Inc. *	30,808	1,351
The Timken Co.	23,180	1,230
Triumph Group, Inc. *	326,230	4,336
UFP Industries, Inc.	107,021	7,292
Univar Solutions, Inc. *	138,045	3,433
Valmont Industries, Inc.	9,900	2,224

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Zurn Water Solutions Corp.	68,200	1,858

Total		76,307

Information Technology (6.9%)
Belden, Inc.	125,531	6,687
Clearwater Analytics Holdings, Inc. *	34,565	416
Conduent, Inc. *	242,100	1,046
Entegris, Inc.	20,388	1,878
Harmonic, Inc. *	655,069	5,680
Knowles Corp. *	61,300	1,062
Littelfuse, Inc.	31,754	8,067
MaxLinear, Inc. - Class A *	55,443	1,884
nCino, Inc. *	54,016	1,670
Onto Innovation, Inc. *	26,140	1,823
PAR Technology Corp. *	30,659	1,149
Paycor HCM, Inc. *	111,000	2,886
Payoneer Global, Inc. *	426,900	1,674
Workiva, Inc. *	19,069	1,258

Total		37,180

Materials (4.6%)
Carpenter Technology Corp.	88,496	2,470
Clearwater Paper Corp. *	84,441	2,840
Constellium SE *	253,757	3,352
Element Solutions, Inc.	200,700	3,572
Myers Industries, Inc.	151,345	3,440
Orion Engineered Carbons SA	150,258	2,333
Quaker Chemical Corp.	21,212	3,172
Reliance Steel & Aluminum Co.	19,927	3,385

Total		24,564

Real Estate (9.6%)
American Campus Communities, Inc.	39,061	2,518
Apple Hospitality REIT, Inc.	331,554	4,864
EastGroup Properties, Inc.	31,203	4,816
Essential Properties Realty Trust, Inc.	117,907	2,534
eXp World Holdings, Inc.	38,100	448
FirstService Corp.	15,400	1,867
JBG SMITH Properties	165,099	3,903
NexPoint Residential Trust, Inc.	13,400	838
Opendoor Technologies, Inc. *	249,400	1,175
PotlatchDeltic Corp.	91,628	4,049
PS Business Parks, Inc.	11,377	2,129
Safehold, Inc.	60,542	2,141

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)

Real Estate continued
Saul Centers, Inc.	96,274	4,535
The St. Joe Co.	121,306	4,799
Terreno Realty Corp.	98,732	5,502
Tricon Residential, Inc.	187,194	1,898
Washington Real Estate Investment Trust	159,130	3,391

Total		51,407

Utilities (5.7%)
California Water Service Group	72,610	4,033
Chesapeake Utilities Corp.	58,217	7,542
IDACORP, Inc.	74,088	7,847
MGE Energy, Inc.	83,421	6,493
NorthWestern Corp.	79,705	4,697

Total		30,612

Total Common Stocks
(Cost: $443,534)		521,527

Warrants (0.0%)

Communication Services (0.0%)
Advantage Solutions, Inc. *	19,088	5

Total		5

Total Warrants (Cost: $25)		5

Short-Term Investments (2.4%)

Money Market Funds (2.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.450% #	13,003,498	13,003

Total		13,003

Total Short-Term Investments
(Cost: $13,003)		13,003

Total Investments (99.8%)
(Cost: $456,562)@		534,535

Other Assets, Less Liabilities (0.2%)		1,224

Net Assets (100.0%)		535,759

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2022.

@

At June 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $456,562 and the net unrealized appreciation of investments based on that cost was $77,973 which is comprised of $130,190 aggregate gross unrealized appreciation and $52,217 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2022. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$521,527	$-	$-
Short-Term Investments	13,003	-	-
Warrants	5	-	-
Total Assets:	$534,535	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio (unaudited)

   Sector Allocation 6/30/22

Sector	% of Net Assets
Industrials	26.4%
Information Technology	19.8%
Financials	13.8%
Health Care	10.1%
Consumer Discretionary	9.1%
Consumer Staples	6.2%
Materials	6.2%
Short-Term Investments & Other Net Assets	4.8%
Communication Services	2.2%
Real Estate	0.7%
Energy	0.7%

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

International Growth Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

Common Stocks (95.2%)	Country	Shares/ Par +	Value $ (000’s)

Communication Services (2.2%)
Adevinta ASA - Class B *	France	279,857	2,022
Alphabet, Inc. - Class A *	United States	2,100	4,576
Rightmove PLC	United Kingdom	815,000	5,639
Safaricom PLC	Kenya	16,824,600	3,560
Schibsted ASA - Class B	Norway	162,799	2,653

Total			18,450

Consumer Discretionary (9.1%)
Autoliv, Inc.	Sweden	76,700	5,490
Compass Group PLC	United Kingdom	755,600	15,453
InterContinental Hotels Group PLC, ADR	United Kingdom	128,684	6,955
LVMH Moet Hennessy Louis Vuitton SE	France	55,900	34,076
PRADA SpA	Italy	1,263,300	7,076
USS Co., Ltd.	Japan	306,500	5,306

Total			74,356

Consumer Staples (6.2%)
Clicks Group, Ltd.	South Africa	117,852	1,980
Nestle SA	United States	393,549	45,941
PriceSmart, Inc.	United States	37,100	2,657

Total			50,578

Energy (0.7%)
Reliance Industries, Ltd. *	India	60,000	1,972
Reliance Industries, Ltd., GDR *144A	India	55,300	3,597

Total			5,569

Financials (13.8%)
AIA Group, Ltd.	Hong Kong	2,351,688	25,490
Deutsche Borse AG	Germany	68,000	11,373
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	209,300	10,296
Housing Development Finance Corp., Ltd.	India	163,863	4,504
Kotak Mahindra Bank, Ltd.	India	175,000	3,681
Marsh & McLennan Cos., Inc.	United States	148,123	22,996
Moody’s Corp.	United States	38,800	10,553
MSCI, Inc.	United States	31,300	12,900
S&P Global, Inc.	United States	32,300	10,887

Total			112,680

Health Care (10.1%)
Dechra Pharmaceuticals PLC	United Kingdom	79,600	3,351
Hoya Corp.	Japan	171,500	14,643
ResMed, Inc.	United States	79,500	16,666
Roche Holding AG	United States	114,082	38,067
Sanofi	France	44,100	4,452
UCB SA	Belgium	63,500	5,366

Total			82,545

Common Stocks (95.2%)	Country	Shares/ Par +	Value $ (000’s)

Industrials (26.4%)
Aalberts NV	Netherlands	45,000	1,754
Airbus SE	France	156,600	15,172
Assa Abloy AB - Class B	Sweden	834,000	17,716
Atlas Copco AB - Class A	Sweden	1,824,400	17,044
Auckland International Airport, Ltd. *	New Zealand	505,655	2,268
Azelis Group NV	Belgium	105,185	2,302
BAE Systems PLC	United Kingdom	640,000	6,468
CAE, Inc. *	Canada	229,200	5,648
Canadian Pacific Railway, Ltd.	Canada	205,700	14,368
Cellnex Telecom SA 144A	Spain	149,139	5,787
Edenred	France	154,300	7,272
Epiroc AB	Sweden	668,332	10,319
Experian PLC	United Kingdom	401,800	11,768
FANUC Corp.	Japan	65,400	10,238
IMCD NV	Netherlands	38,100	5,228
Interpump Group SpA	Italy	122,400	4,666
KONE Oyj	Finland	89,300	4,245
Legrand SA	France	157,900	11,659
MISUMI Group, Inc.	Japan	461,700	9,732
OSG Corp.	Japan	136,200	1,582
Otis Worldwide Corp.	United States	58,900	4,163
Recruit Holdings Co., Ltd.	Japan	607,800	17,896
Safran SA	France	117,700	11,620
Schindler Holding AG	Switzerland	19,488	3,538
SHO-BOND Holdings Co., Ltd.	Japan	130,661	5,749
Vestas Wind Systems A/S	Denmark	359,700	7,597

Total			215,799

Information Technology (19.8%)
Amadeus IT Group SA *	Spain	334,400	18,629
ASML Holding NV	Netherlands	81,000	38,694
Azbil Corp.	Japan	319,400	8,392
Keyence Corp.	Japan	64,700	22,117
Lam Research Corp.	United States	19,700	8,395
Lasertec Corp.	Japan	61,700	7,344
Lectra	France	65,500	2,402
Mastercard, Inc. - Class A	United States	39,150	12,351
NICE, Ltd., ADR *	Israel	53,700	10,335
SAP SE	Germany	80,119	7,299
Spectris PLC	United Kingdom	203,900	6,729
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	659,000	10,550
Visa, Inc. - Class A	United States	44,425	8,747

Total			161,984

Materials (6.2%)
CRH PLC, ADR	Ireland	365,200	12,716
Franco-Nevada Corp.	Canada	51,000	6,709
Linde PLC	United Kingdom	90,455	25,968
The Sherwin-Williams Co.	United States	22,800	5,105

Total			50,498

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio

Common Stocks (95.2%)	Country	Shares/ Par +	Value $ (000’s)

Real Estate (0.7%)
Vonovia SE	Germany	188,560	5,810

Total			5,810

Total Common Stocks
(Cost: $720,689)			778,269

Short-Term Investments (5.9%)

Money Market Funds (5.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class

Short-Term Investments (5.9%)	Country	Shares/ Par +	Value $ (000’s)

Money Market Funds continued
1.450%#	United States	47,797,921	47,798

Total			47,798

Total Short-Term Investments
(Cost: $47,798)			47,798

Total Investments (101.1%)
(Cost: $768,487)@			826,067

Other Assets, Less Liabilities (-1.1%)			(9,014)

Net Assets (100.0%)			817,053

Investments by Country of Risk as a Percentage on Net Assets:
United States	30.8%
Japan	12.5%
France	10.8%
United Kingdom	10.0%
Sweden	6.3%
Netherlands	5.5%
Other	25.2%
Total	101.1%

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022 the value of these securities (in thousands) was $9,384 representing 1.2% of the net assets.

#	7-Day yield as of 6/30/2022.

@

At June 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $768,487 and the net unrealized appreciation of investments based on that cost was $57,580 which is comprised of $121,054 aggregate gross unrealized appreciation and $63,474 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2022. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$778,269	$-	$-
Short-Term Investments	47,798	-	-
Total Assets:	$826,067	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio (unaudited)

   Sector Allocation 6/30/22

Sector	% of Net Assets
Financials	17.6%
Industrials	14.7%
Health Care	13.3%
Consumer Discretionary	9.8%
Consumer Staples	9.7%
Materials	8.9%
Information Technology	8.7%
Communication Services	6.0%
Energy	4.6%
Utilities	3.4%
Real Estate	2.1%
Short-Term Investments & Other Net Assets	1.2%

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Research International Core Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

Common Stocks (98.8%)	Country	Shares/ Par +	Value $ (000’s)

Communication Services (6.0%)
Advanced Info Service PCL - Foreign Shares	Thailand	611,300	3,363
carsales.com, Ltd.	Australia	148,853	1,890
carsales.com, Ltd.- Entitlement Shares *	Australia	35,782	454
Hellenic Telecommunications Organization SA	Greece	201,605	3,501
KDDI Corp.	Japan	273,200	8,636
NAVER Corp.	South Korea	22,048	4,075
NetEase, Inc., ADR	China	105,805	9,878
SEEK, Ltd.	Australia	129,604	1,879
SoftBank Group Corp.	Japan	110,500	4,263
Tencent Holdings, Ltd.	China	135,100	6,102

Total			44,041

Consumer Discretionary (9.8%)
adidas AG	Germany	40,130	7,097
Aristocrat Leisure, Ltd.	Australia	133,814	3,176
Bridgestone Corp.	Japan	115,000	4,196
Burberry Group PLC	United Kingdom	105,543	2,108
Cie Financiere Richemont SA	Switzerland	69,369	7,386
Compagnie Generale des Etablissements Michelin	France	46,430	1,264
Continental AG	Germany	37,523	2,615
Flutter Entertainment PLC *	Ireland	27,178	2,728
Koito Manufacturing Co., Ltd.	Japan	142,600	4,525
LVMH Moet Hennessy Louis Vuitton SE	France	26,597	16,213
Techtronic Industries Co., Ltd.	Hong Kong	601,500	6,274
Whitbread PLC	United Kingdom	97,070	2,928
Yamaha Corp.	Japan	85,100	3,512
Yum China Holdings, Inc.	China	134,274	6,512
ZOZO, Inc.	Japan	118,700	2,139

Total			72,673

Consumer Staples (9.7%)
British American Tobacco PLC	United Kingdom	276,765	11,858
Danone SA	France	89,787	5,011
Diageo PLC	United Kingdom	253,154	10,880
Kao Corp.	Japan	106,500	4,295
Kirin Holdings Co., Ltd.	Japan	292,300	4,605
Nestle SA	United States	202,332	23,619
Ocado Group PLC *	United Kingdom	133,047	1,265
Reckitt Benckiser Group PLC	United Kingdom	108,623	8,159
Sugi Holdings Co., Ltd.	Japan	42,900	1,881

Total			71,573

Energy (4.6%)
Eni SpA	Italy	677,344	8,041
Galp Energia SGPS SA	Portugal	719,746	8,437
Idemitsu Kosan Co., Ltd.	Japan	193,200	4,656
TC Energy Corp.	Canada	102,318	5,300

Common Stocks (98.8%)	Country	Shares/ Par +	Value $ (000’s)

Energy continued
Woodside Energy Group, Ltd.	Australia	357,152	7,849

Total			34,283

Financials (17.6%)
AIA Group, Ltd.	Hong Kong	1,143,400	12,393
Aon PLC	United States	39,347	10,611
Barclays PLC	United Kingdom	3,405,700	6,348
Beazley PLC	United Kingdom	680,675	4,135
BNP Paribas SA	France	204,593	9,726
Euronext NV	Netherlands	114,740	9,367
HDFC Bank, Ltd.	India	335,346	5,724
Hiscox, Ltd.	United Kingdom	322,754	3,703
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	177,300	8,722
Julius Baer Group, Ltd.	Switzerland	115,531	5,330
London Stock Exchange Group PLC	United Kingdom	120,438	11,189
Macquarie Group, Ltd.	Australia	59,275	6,731
Mitsubishi UFJ Financial Group, Inc.	Japan	629,900	3,386
Natwest Group PLC	United Kingdom	3,757,925	9,986
UBS Group AG	Switzerland	640,930	10,333
Willis Towers Watson PLC	United States	18,726	3,696
Zurich Insurance Group AG	Switzerland	19,801	8,612

Total			129,992

Health Care (13.3%)
Bayer AG	Germany	102,870	6,115
ConvaTec Group PLC	United Kingdom	1,553,446	4,243
Koninklijke Philips NV	Netherlands	231,099	4,978
Kyowa Kirin Co., Ltd.	Japan	375,800	8,448
Merck KGaA	Germany	21,759	3,671
Novo Nordisk AS - Class B	Denmark	234,211	25,977
Qiagen NV *	United States	203,425	9,529
Roche Holding AG	United States	78,785	26,289
Santen Pharmaceutical Co., Ltd.	Japan	592,900	4,649
Terumo Corp.	Japan	154,000	4,640

Total			98,539

Industrials (14.7%)
Cellnex Telecom SA	Spain	109,617	4,254
Daikin Industries, Ltd.	Japan	62,000	9,939
GEA Group AG	Germany	213,435	7,356
Hitachi, Ltd.	Japan	262,100	12,437
Kubota Corp.	Japan	459,200	6,860
Legrand SA	France	102,815	7,592
MTU Aero Engines AG	Germany	30,313	5,518
Persol Holdings Co., Ltd.	Japan	141,200	2,566
Ritchie Bros Auctioneers, Inc.	Canada	53,122	3,456
Ryanair Holdings PLC *	Ireland	43,424	2,920
Schindler Holding AG	Switzerland	29,890	5,451
Schneider Electric SE	United States	136,630	16,165
Secom Co., Ltd.	Japan	34,500	2,132
SMC Corp.	Japan	20,000	8,914

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio

Common Stocks (98.8%)	Country	Shares/ Par +	Value $ (000’s)

Industrials continued
Toyota Industries Corp.	Japan	99,300	6,148
Weir Group PLC	United Kingdom	203,249	3,372
Wolters Kluwer NV	Netherlands	35,428	3,436

Total			108,516

Information Technology (8.7%)
Amadeus IT Group SA *	Spain	114,344	6,370
ASML Holding NV	Netherlands	5,417	2,588
Cadence Design Systems, Inc. *	United States	40,334	6,051
Constellation Software, Inc.	Canada	5,027	7,463
Fujitsu, Ltd.	Japan	57,700	7,214
Kyocera Corp.	Japan	88,100	4,711
Nomura Research Institute, Ltd.	Japan	250,900	6,676
NXP Semiconductors NV	China	29,041	4,299
Samsung Electronics Co., Ltd.	South Korea	128,808	5,655
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	390,189	6,246
Visa, Inc. - Class A	United States	36,323	7,152

Total			64,425

Materials (8.9%)
Akzo Nobel NV	Netherlands	98,670	6,475
Croda International PLC	United Kingdom	93,909	7,399
Glencore PLC *	Australia	1,696,203	9,190
Kansai Paint Co., Ltd.	Japan	177,000	2,257
Linde PLC	United Kingdom	68,621	19,700
Nitto Denko Corp.	Japan	99,500	6,439
Sika AG	Switzerland	29,447	6,786
Symrise AG	Germany	69,286	7,540

Total			65,786

Real Estate (2.1%)
ESR Cayman, Ltd. *	China	1,470,600	3,973
Grand City Properties SA	Germany	281,526	3,800

Common Stocks (98.8%)	Country	Shares/ Par +	Value $ (000’s)

Real Estate continued
LEG Immobilien SE	Germany	90,104	7,471

Total			15,244

Utilities (3.4%)
APA Group	Australia	411,876	3,204
China Resources Gas Group, Ltd.	China	782,300	3,644
CLP Holdings, Ltd.	Hong Kong	463,000	3,841
E.ON SE	Germany	383,029	3,214
Iberdrola SA	Spain	770,433	7,990
Orsted A/S	Denmark	29,107	3,043

Total			24,936

Total Common Stocks
(Cost: $701,747)			730,008

Warrants (0.0%)

Consumer Discretionary (0.0%)
Cie Financiere Richemont SA *	Switzerland	136,342	74

Total			74

Total Warrants
(Cost: $–)			74

Short-Term Investments (1.0%)

Money Market Funds (1.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.450%#	United States	7,156,918	7,157

Total			7,157

Total Short-Term Investments
(Cost: $7,157)			7,157

Total Investments (99.8%)
(Cost: $708,904)@			737,239

Other Assets, Less Liabilities (0.2%)			1,550

Net Assets (100.0%)			738,789

Investments by Country of Risk as a Percentage on Net Assets:
Japan	18.8%
United States	15.0%
United Kingdom	14.7%
Germany	7.2%
Switzerland	5.9%
France	5.4%
Other	32.8%
Total	99.8%

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2022.

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio

@

At June 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $708,904 and the net unrealized appreciation of investments based on that cost was $28,335 which is comprised of $103,246 aggregate gross unrealized appreciation and $74,911 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2022. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$40,224	$3,817	$-
All Others	685,967	-	-
Short-Term Investments	7,157	-	-
Warrants	74	-	-
Total Assets:	$733,422	$3,817	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio (unaudited)

   Sector Allocation 6/30/22

Sector	% of Net Assets
Financials	25.9%
Health Care	18.5%
Consumer Discretionary	11.4%
Materials	10.0%
Energy	8.4%
Industrials	5.8%
Information Technology	5.7%
Consumer Staples	5.2%
Communication Services	4.6%
Real Estate	2.2%
Short-Term Investments & Other Net Assets	1.8%
Utilities	0.5%

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

International Equity Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

Common Stocks (93.8%)	Country	Shares/ Par +	Value $ (000’s)

Communication Services (4.6%)
Baidu, Inc., ADR *	China	166,500	24,764
Grupo Televisa SA, ADR	Mexico	1,850,000	15,133
Liberty Global PLC - Class A *	United Kingdom	175,000	3,684
Liberty Global PLC - Class C *	United Kingdom	327,000	7,223
Millicom International Cellular, SDR *	Colombia	374,000	5,338
NetEase, Inc., ADR	China	207,000	19,325

Total			75,467

Consumer Discretionary (11.4%)
Alibaba Group Holding, Ltd., ADR *	China	320,000	36,377
Booking Holdings, Inc. *	United States	7,300	12,768
Entain PLC *	United Kingdom	696,752	10,559
Honda Motor Co., Ltd.	Japan	1,324,900	32,156
JD.com, Inc., ADR	China	450,000	28,899
Prosus NV *	China	970,000	63,512
Stellantis NV	United States	160,850	1,988
Yamaha Motor Co., Ltd.	Japan	180,000	3,298

Total			189,557

Consumer Staples (5.2%)
Anheuser-Busch InBev SA/NV	Belgium	475,000	25,566
Beiersdorf AG	Germany	137,000	13,995
Imperial Brands PLC	United Kingdom	1,625,000	36,318
Magnit PJSC Æ	Russia	135,000	–
Seven & i Holdings Co., Ltd.	Japan	280,000	10,870

Total			86,749

Energy (8.4%)
Equinor ASA	Norway	395,000	13,737
Ovintiv, Inc.	United States	475,500	21,012
Schlumberger, Ltd.	United States	110,000	3,934
Suncor Energy, Inc.	Canada	1,120,000	39,278
TC Energy Corp.	Canada	400,000	20,724
TotalEnergies SE	France	755,000	39,853

Total			138,538

Financials (23.9%)
Aegon NV	Netherlands	2,100,000	9,084
Aviva PLC	United Kingdom	4,301,600	21,013
Axis Bank, Ltd. *	India	4,100,000	33,061
Banco Santander SA	Spain	15,600,000	43,943
Barclays PLC	United Kingdom	18,700,000	34,855
BNP Paribas SA	France	905,000	43,024
Credicorp, Ltd.	Peru	135,000	16,188
Credit Suisse Group AG	Switzerland	3,500,000	19,871
ICICI Bank, Ltd.	India	3,920,000	35,104
Mitsubishi UFJ Financial
Group, Inc.	Japan	3,000,000	16,128
Prudential PLC	Hong Kong	1,650,000	20,407
Standard Chartered PLC	United Kingdom	4,225,000	31,815
UBS Group AG	Switzerland	3,500,000	56,424

Common Stocks (93.8%)	Country	Shares/ Par +	Value $ (000’s)

Financials continued
XP, Inc. - Class A *	Brazil	810,000	14,548

Total			395,465

Health Care (18.5%)
Bayer AG	Germany	480,000	28,531
Euroapi SA *	France	30,434	480
Fresenius Medical Care AG & Co.	Germany	360,000	17,969
GSK PLC	United States	3,260,000	70,066
Novartis AG	Switzerland	695,000	58,860
Olympus Corp.	Japan	725,100	14,571
Roche Holding AG	United States	140,000	46,715
Sanofi	France	682,200	68,875

Total			306,067

Industrials (5.8%)
Johnson Controls International PLC	United States	605,000	28,967
Mitsubishi Electric Corp.	Japan	3,300,000	35,291
Nidec Corp.	Japan	115,000	7,103
Schneider Electric SE	United States	98,000	11,595
Smiths Group PLC	United Kingdom	765,000	13,033

Total			95,989

Information Technology (3.3%)
Brother Industries, Ltd.	Japan	385,000	6,768
Kyocera Corp.	Japan	332,000	17,755
Micro Focus International PLC	United Kingdom	515,000	1,754
Murata Manufacturing Co., Ltd.	Japan	205,000	11,175
TE Connectivity, Ltd.	Switzerland	155,000	17,538

Total			54,990

Materials (10.0%)
Akzo Nobel NV	Netherlands	345,000	22,640
Glencore PLC *	Australia	4,200,000	22,757
Holcim, Ltd. *	Switzerland	830,000	35,516
Linde PLC	United Kingdom	50,000	14,354
Mitsubishi Chemical Holdings Corp.	Japan	4,375,600	23,768
Nutrien, Ltd.	Canada	325,000	25,899
Teck Resources, Ltd.	Canada	685,000	20,940

Total			165,874

Real Estate (2.2%)
CK Asset Holdings, Ltd.	Hong Kong	2,534,900	17,929
Daito Trust Construction Co., Ltd.	Japan	126,000	10,875
Hang Lung Group, Ltd.	Hong Kong	4,000,000	7,544

Total			36,348

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio

Common Stocks (93.8%)	Country	Shares/ Par +	Value $ (000’s)

Utilities (0.5%)
Engie SA *	France	700,000	8,044

Total			8,044

Total Common Stocks
(Cost: $1,794,276)			1,553,088

Preferred Stocks (4.4%)

Financials (2.0%)
Itau Unibanco Holding SA	Brazil	7,792,200	33,754

Total			33,754

Information Technology (2.4%)
Samsung Electronics Co., Ltd.South Korea		975,000	39,048

Total			39,048

Total Preferred Stocks
(Cost: $87,015)			72,802

Short-Term Investments (1.5%)	Country	Shares/ Par +	Value $ (000’s)

Money Market Funds (1.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.450%#	United States	24,150,050	24,150

Total			24,150

Total Short-Term Investments
(Cost: $24,150)			24,150

Total Investments (99.7%)
(Cost: $1,905,441)@			1,650,040

Other Assets, Less Liabilities (0.3%)			5,442

Net Assets (100.0%)			1,655,482

Investments by Country of Risk as a Percentage on Net Assets:
Japan	11.5%
Switzerland	11.3%
United Kingdom	10.6%
China	10.5%
France	9.7%
Canada	6.5%
Other	39.6%
Total	99.7%

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	JP Morgan Chase Bank NA	CNH	219,779	32,825	8/10/22	$1,134	$-	$1,134
Sell	Bank of America NA	CNH	36,000	5,379	12/7/22	153	-	153
Sell	HSBC Bank USA	CNH	219,778	32,840	12/7/22	842	-	842
Sell	HSBC Bank USA	CNH	28,450	4,253	1/11/23	147	-	147
Sell	JP Morgan Chase Bank NA	CNH	10,350	1,547	1/11/23	49	-	49
Sell	Standard Chartered Bank	CNH	18,100	2,706	1/11/23	98	-	98
Sell	HSBC Bank USA	CNH	36,500	5,458	2/8/23	193	-	193
Sell	Citibank NA	CNH	20,150	3,014	3/22/23	104	-	104
Sell	HSBC Bank USA	CNH	34,079	5,098	3/22/23	97	-	97
Sell	JP Morgan Chase Bank NA	CNH	37,650	5,632	3/22/23	187	-	187
Sell	Standard Chartered Bank	CNH	17,500	2,618	3/22/23	83	-	83
Sell	Bank of America NA	CNH	23,484	3,516	6/7/23	-	(4)	(4)
Sell	Citibank NA	CNH	14,673	2,196	6/7/23	-	(3)	(3)
Sell	HSBC Bank USA	CNH	14,673	2,196	6/7/23	-	(2)	(2)
Sell	UBS AG	CNH	81,270	12,166	6/7/23	-	(6)	(6)
Sell	Goldman Sachs Bank USA	CNY	55,000	8,231	1/11/23	274	-	274

						$3,361	$(15)	$3,346

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$3,361	-	$3,361	$(15)	-	-	$(15)

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

Æ	Security valued using significant unobservable inputs.

#	7-Day yield as of 6/30/2022.

@

At June 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,905,441 and the net unrealized depreciation of investments based on that cost was $252,055 which is comprised of $53,760 aggregate gross unrealized appreciation and $305,815 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2022. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks	$72,802	$-	$-
Common Stocks
Consumer Staples	86,749	-	-
Utilities	-	8,044
All Others	1,458,295	-	-
Short-Term Investments	24,150	-	-
Other Financial Instruments^
Forward Foreign Currency Contracts	-	3,361	-
Total Assets:	$1,641,996	$11,405	$-
Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	-	(15)	-
Total Liabilities:	$-	$(15)	$-

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2022.

For the period ended June 30, 2022, there was a transfer from Level 2 to Level 3 in the amount of $0 (in thousands). This transfer was the result of the third party vendor not being able to provide a daily price due to the liquidity and current market conditions in Russia.

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio (unaudited)

   Sector Allocation 6/30/22

Sector	% of Net Assets
Financials	23.8%
Information Technology	23.0%
Consumer Discretionary	14.0%
Materials	8.9%
Consumer Staples	7.8%
Communication Services	7.1%
Industrials	6.0%
Short-Term Investments & Other Net Assets	3.5%
Energy	1.7%
Health Care	1.6%
Utilities	1.3%
Real Estate	1.3%

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Emerging Markets Equity Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

Common Stocks (92.6%)	Country	Shares/ Par +	Value $ (000’s)

Communication Services (7.1%)
Sea, Ltd., ADR *	Singapore	67,719	4,528
Tencent Holdings, Ltd.	China	1,134,400	51,235
Vodacom Group, Ltd.	South Africa	409,463	3,300

Total			59,063

Consumer Discretionary (14.0%)
Alibaba Group Holding, Ltd. *	China	2,974,100	42,412
China Tourism Group Duty Free Corp., Ltd. - Class A *	China	345,886	12,035
JD.com, Inc. - Class A	China	589,700	18,998
Maruti Suzuki India, Ltd.	India	91,024	9,763
MercadoLibre, Inc. *	Brazil	6,185	3,939
Midea Group Co., Ltd. - Class A	China	1,212,667	10,940
Shenzhou International Group Holdings, Ltd.	China	626,000	7,583
Zhongsheng Group Holdings, Ltd.	China	1,551,000	10,941

Total			116,611

Consumer Staples (7.8%)
Budweiser Brewing Co. APAC, Ltd.	China	4,414,400	13,220
Fomento Economico Mexicano SAB de CV, ADR	Mexico	220,713	14,896
Foshan Haitian Flavouring and Food Co., Ltd. - Class A	China	654,971	8,841
Hindustan Unilever, Ltd.	India	446,991	12,625
Kweichow Moutai Co., Ltd. - Class A	China	31,473	9,615
Raia Drogasil SA	Brazil	1,639,141	6,014

Total			65,211

Energy (1.7%)
LUKOIL PJSC, ADR Æ	Russia	225,143	–
NovaTek PJSC Æ	Russia	795,201	–
PTT Exploration & Production PCL - Foreign Shares	Thailand	3,068,800	13,845

Total			13,845

Financials (23.8%)
AIA Group, Ltd.	Hong Kong	1,607,000	17,418
B3 SA - Brasil, Bolsa, Balcao	Brazil	3,857,830	8,079
Banco Bradesco SA, ADR	Brazil	4,416,757	14,399
Banco Santander Chile, ADR	Chile	440,748	7,180
Bank Central Asia Tbk PT	Indonesia	32,537,000	15,834
Bank of the Philippine Islands	Philippines	2,680,376	4,134
China Merchants Bank Co., Ltd. - Class H	China	2,334,500	15,619
Credicorp, Ltd.	Peru	30,500	3,657
Grupo Financiero Banorte SAB de CV	Mexico	2,977,752	16,610
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	233,492	11,486

Common Stocks (92.6%)	Country	Shares/ Par +	Value $ (000’s)

Financials continued
Housing Development Finance Corp., Ltd.	India	956,974	26,306
Kasikornbank PCL - Foreign Shares	Thailand	1,970,100	8,442
Kotak Mahindra Bank, Ltd.	India	734,791	15,455
PT Bank Rakyat Indonesia Persero Tbk	Indonesia	43,958,756	12,246
Sanlam, Ltd.	South Africa	2,130,060	6,922
Sberbank of Russia PJSC *,Æ	Russia	1,471,064	–
SBI Life Insurance Co., Ltd.	India	1,114,204	15,260

Total			199,047

Health Care (1.6%)
Wuxi Biologics Cayman, Inc. *	China	1,431,500	13,099

Total			13,099

Industrials (6.0%)
Grupo Aeroportuario del Sureste SAB de CV - Class B	Mexico	298,110	5,859
NARI Technology Co., Ltd. - Class A	China	3,746,832	15,112
Rumo SA	Brazil	2,410,817	7,357
Samsung Engineering Co., Ltd. *	South Korea	509,856	8,462
Sungrow Power Supply Co., Ltd. - Class A	China	556,997	8,175
WEG SA	Brazil	1,097,046	5,544

Total			50,509

Information Technology (19.1%)
ASM International NV	Netherlands	21,243	5,312
ASML Holding NV	Netherlands	15,815	7,555
Delta Electronics, Inc.	Taiwan	1,115,000	8,306
Globant SA *	United States	34,929	6,078
Hon Hai Precision Industry Co., Ltd.	Taiwan	3,645,000	13,362
LONGi Green Energy Technology Co., Ltd. - Class A	China	1,767,042	17,588
Samsung Electronics Co., Ltd.South Korea		408,055	17,914
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,040,290	64,680
Tata Consultancy Services, Ltd.	India	362,588	15,000
Yonyou Network Technology Co., Ltd. - Class A	China	1,237,380	4,013

Total			159,808

Materials (8.9%)
Anglo American Platinum, Ltd.	South Africa	175,588	15,380
Grupo Mexico SAB de CV	Mexico	4,236,628	17,543
LG Chem, Ltd.	South Korea	37,623	14,952
Mondi PLC	Austria	637,587	11,333
UltraTech Cement, Ltd.	India	108,458	7,701

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio

Common Stocks (92.6%)	Country	Shares/ Par +	Value $ (000’s)

Materials continued
Yunnan Energy New Material Co., Ltd. - Class A	China	206,285	7,718

Total			74,627

Real Estate (1.3%)
China Resources Land, Ltd.	China	2,320,000	10,821

Total			10,821

Utilities (1.3%)
Power Grid Corp. of India, Ltd.	India	4,092,090	10,980

Total			10,980

Total Common Stocks
(Cost: $805,269)			773,621

Preferred Stocks (3.9%)	Country	Shares/ Par+	Value $ (000’s)

Information Technology (3.9%)
Samsung Electronics Co., Ltd.	South Korea	809,516	32,420

Total			32,420

Total Preferred Stocks
(Cost: $31,441)			32,420

Short-Term Investments (3.5%)

Money Market Funds (3.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.450%#	United States	29,306,680	29,307

Total			29,307

Total Short-Term Investments
(Cost: $29,307)			29,307

Total Investments (100.0%)
(Cost: $866,017)@			835,348

Other Assets, Less Liabilities (0.0%)			48

Net Assets (100.0%)			835,396

Investments by Country of Risk as a Percentage on Net Assets:
China	33.3%
India	13.4%
Taiwan	10.3%
South Korea	8.9%
Mexico	6.6%
Brazil	5.4%
Other	22.1%
Total	100.0%

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

Æ	Security valued using significant unobservable inputs.

#	7-Day yield as of 6/30/2022.

@

At June 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $866,017 and the net unrealized depreciation of investments based on that cost was $30,669 which is comprised of $117,701 aggregate gross unrealized appreciation and $148,370 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2022. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks	$32,420	$-	$-
Common Stocks
Energy	-	13,845	-
Financials	199,047	-	-
All Others	560,729	-	-
Short-Term Investments	29,307	-	-
Total Assets:	$821,503	$13,845	$-

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2022.

For the period June 30, 2022, there were transfers from Level 1 to level 3 and Level 2 to Level 3 in the amount of $0 (in thousands). These transfers were the result of the third party vendor not being able to provide a daily price due to the liquidity and current market conditions in Russia.

The Accompanying Notes are an Integral Part of the Financial Statements.

Government Money Market Portfolio (unaudited)

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Portfolio does not apply to the market value of such security or to shares of the Portfolio itself.

If the other party to a repurchase agreement defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement. These risks may be heightened if the other party is located outside the U.S. If the seller fails to repurchase the security and the market value of the security declines, the Portfolio may lose money.

You could lose money investing in the Government Money Market Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Government Money Market Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

Money Market Investments (99.8%)	Shares/ Par +	Value $ (000’s)

Money Market Funds (0.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.450% #	29,100	29

Total		29

Repurchase Agreements (53.4%)
Tri-Party Bank of Montreal, 1.480%, 7/1/22 (Purchased on 6/30/22, to be repurchased at $15,000,617, collateralized by various US Treasury obligations, 0.000% to 3.000%, due from 12/8/2022 to 2/15/2052, aggregate par and fair value of $16,359,047 and $15,300,000, respectively)	15,000,000	15,000
Tri-Party Bank of Nova Scotia, 1.500%, 7/1/22 (Purchased on 6/30/22, to be repurchased at $37,001,542, collateralized by various US Treasury obligations, 0.125% to 3.750%, due from 10/31/2022 to 11/15/2043, aggregate par and fair value of $39,926,983 and $37,741,623, respectively)	37,000,000	37,000
Tri-Party BNP Paribas Repurchase Agreement, 1.480%, 7/1/22 (Purchased on 6/30/22, to be repurchased at $27,001,110, collateralized by various US Treasury obligations, 0.250% to 3.000%, due from 5/15/2024 to 6/30/2024, aggregate par and fair value of $28,394,805 and $27,540,000, respectively)	27,000,000	27,000
Tri-Party BNP Paribas Repurchase Agreement, 1.550%, 7/1/22 (Purchased on 6/30/22, to be repurchased at $13,000,560, collateralized by various US government sponsored agency obligations, 0.000% to 5.625%, due from 6/4/2035 to 6/20/2052, aggregate par and fair value of $13,623,485 and $13,260,006, respectively)	13,000,000	13,000
Tri-Party Citigroup Global Markets, Inc., 1.520%, 7/1/22 (Purchased on 6/30/22, to be repurchased at $15,000,633, collateralized by various US Treasury obligations, 0.750% to 3.625%, due from 8/15/2043 to 2/15/2045, aggregate par and fair value of $16,903,411 and $15,300,017, respectively)	15,000,000	15,000
Tri-Party Citigroup Global Markets, Inc., 1.550%, 7/1/22 (Purchased on 6/30/22, to be repurchased at $21,000,904, collateralized by US Treasury Note, 3.250%, due 6/30/2027, par and fair value of $21,326,700 and $21,420,004, respectively)	21,000,000	21,000

Money Market Investments (99.8%)	Shares/ Par +	Value $ (000’s)

Repurchase Agreements continued
Tri-Party Goldman Sachs Group LP, 1.550%, 7/1/22 (Purchased on 6/30/22, to be repurchased at $41,001,765, collateralized by US government sponsored agency, 3.500%, due 3/20/2052, par and fair value of $43,196,679 and $41,820,000, respectively)	41,000,000	41,000
Tri-Party Mitsubishi UFJ, 1.520%, 7/1/22 (Purchased on 6/30/22, to be repurchased at $25,001,056, collateralized by US government sponsored agency and various US government sponsored agency obligations, 2.500% to 5.000%, due from 6/15/2025 to 6/20/2052, aggregate par and fair value of $26,856,491 and $25,500,003, respectively)	25,000,000	25,000
Tri-Party Mizuho Securities, 1.550%, 7/1/22 (Purchased on 6/30/22, to be repurchased at $29,001,249, collateralized by US Treasury Note, 0.750%, due 5/31/2026, par and fair value of $32,477,807 and $29,580,040, respectively)	29,000,000	29,000
Tri-Party Morgan Stanley, 1.550%, 7/1/22 (Purchased on 6/30/22, to be repurchased at $15,000,646, collateralized by various US government sponsored agency obligations, 1.500% to 6.000%, due from 1/1/2024 to 7/1/2052, aggregate par and fair value of $16,763,176 and $15,450,000, respectively)	15,000,000	15,000
Tri-Party Natixis SA, 1.480%, 7/1/22 (Purchased on 6/30/22, to be repurchased at $20,000,822, collateralized by various US Treasury obligations, 0.125% to 3.000%, due from 11/15/2023 to 11/15/2046, aggregate par and fair value of $21,028,295 and $20,400,026, respectively)	20,000,000	20,000
Tri-Party TD Securities, 1.550%, 7/1/22 (Purchased on 6/30/22, to be repurchased at $23,000,990, collateralized by various US government sponsored agency obligations, 3.000% to 3.500%, due from 4/1/2047 to 6/1/2050, aggregate par and fair value of $25,165,909 and $23,690,000, respectively)	23,000,000	23,000

Total		281,000

US Government & Agencies (46.4%)
Federal Farm Credit Bank, 0.000%, 9/1/22	1,725,000	1,721
Federal Farm Credit Bank, 0.000%, 11/1/22	2,000,000	1,997
Federal Farm Credit Bank, 0.000%, 11/14/22	2,685,000	2,672
Federal Farm Credit Bank, 0.070%, 8/10/22	6,915,000	6,915
Federal Farm Credit Bank, 1.525%, (US SOFR plus 0.015%), 5/16/23	3,410,000	3,410

The Accompanying Notes are an Integral Part of the Financial Statements.

Government Money Market Portfolio

Money Market Investments (99.8%)	Shares/ Par +	Value $ (000’s)

US Government & Agencies continued
Federal Farm Credit Bank, 1.540%, (US SOFR plus 0.030%), 7/25/23	1,485,000	1,485
Federal Farm Credit Bank, 1.545%, (US SOFR plus 0.035%), 7/12/23	360,000	360
Federal Farm Credit Bank, 1.550%, (US SOFR plus 0.040%), 3/10/23	1,325,000	1,325
Federal Farm Credit Bank, 1.555%, (US SOFR plus 0.045%), 10/16/23	2,970,000	2,970
Federal Farm Credit Bank, 1.555%, (US SOFR plus 0.045%), 2/20/24	4,010,000	4,010
Federal Farm Credit Bank, 1.560%, (US SOFR plus 0.050%), 2/17/23	2,270,000	2,270
Federal Farm Credit Bank, 1.560%, (US SOFR plus 0.050%), 8/22/23	2,720,000	2,720
Federal Farm Credit Bank, 1.560%, (US SOFR plus 0.050%), 9/28/23	1,830,000	1,830
Federal Farm Credit Bank, 1.560%, (US SOFR plus 0.050%), 5/9/24	2,425,000	2,425
Federal Farm Credit Bank, 1.565%, (US SOFR plus 0.055%), 1/10/24	505,000	505
Federal Farm Credit Bank, 1.570%, (US SOFR plus 0.060%), 1/20/23	550,000	550
Federal Farm Credit Bank, 1.570%, (US SOFR plus 0.060%), 11/22/23	3,350,000	3,350
Federal Farm Credit Bank, 1.585%, (US SOFR plus 0.075%), 11/3/22	1,050,000	1,050
Federal Farm Credit Bank, 1.595%, (US SOFR plus 0.085%), 10/7/22	1,985,000	1,985
Federal Farm Credit Bank, 1.605%, (US SOFR plus 0.095%), 9/2/22	2,535,000	2,535
Federal Farm Credit Bank, 1.700%, (US SOFR plus 0.190%), 7/14/22	1,630,000	1,630
Federal Farm Credit Bank, 1.760%, (US SOFR plus 0.180%), 7/20/22	5,575,000	5,575
Federal Home Loan Bank, 0.000%, 7/8/22	5,200,000	5,199
Federal Home Loan Bank, 0.000%, 7/15/22	3,595,000	3,594
Federal Home Loan Bank, 0.000%, 8/5/22	4,160,000	4,154
Federal Home Loan Bank, 0.000%, 8/24/22	11,645,000	11,623
Federal Home Loan Bank, 0.000%, 9/20/22	10,680,000	10,634
Federal Home Loan Bank, 0.000%, 10/3/22	1,950,000	1,944
Federal Home Loan Bank, 1.510%, (US SOFR), 8/19/22	5,010,000	5,010
Federal Home Loan Bank, 1.515%, (US SOFR plus 0.005%), 10/21/22	5,450,000	5,450
Federal Home Loan Bank, 1.520%, (US SOFR plus 0.010%), 8/2/22	11,585,000	11,585
Federal Home Loan Bank, 1.520%, (US SOFR plus 0.010%), 8/4/22	15,000,000	15,000
Federal Home Loan Bank, 1.520%, (US SOFR plus 0.010%), 9/6/22	2,925,000	2,925
Federal Home Loan Bank, 1.525%, (US SOFR plus 0.015%), 12/16/22	5,915,000	5,915
Federal Home Loan Bank, 1.525%, (US SOFR plus 0.010%), 3/2/23	8,220,000	8,220
Federal Home Loan Mortgage Corp., 0.125%, 7/25/22	2,110,000	2,110
Federal Home Loan Mortgage Corp., 1.575%, (US SOFR plus 0.065%), 11/10/22	1,605,000	1,605
US Treasury, 0.000%, 7/5/22	12,030,000	12,029
US Treasury, 0.000%, 7/28/22	1,290,000	1,290

Money Market Investments (99.8%)	Shares/ Par +	Value $ (000’s)

US Government & Agencies continued
US Treasury, 0.000%, 8/2/22	6,125,000	6,121
US Treasury, 0.000%, 8/18/22	1,480,000	1,479
US Treasury, 0.000%, 9/1/22	3,310,000	3,306
US Treasury, 0.000%, 9/8/22	17,379,200	17,358
US Treasury, 0.000%, 9/15/22	2,465,000	2,461
US Treasury, 0.000%, 9/22/22	1,965,000	1,961
US Treasury, 0.000%, 9/29/22	1,820,000	1,815
US Treasury, 0.000%, 10/6/22	3,810,600	3,799
US Treasury, 0.000%, 12/29/22	3,860,000	3,819
US Treasury, 0.000%, 1/26/23	2,470,000	2,461
US Treasury, 0.000%, 2/23/23	2,145,000	2,129
US Treasury, 0.000%, 5/18/23	1,490,000	1,462
US Treasury, 0.125%, 2/28/23	10,085,000	9,960
US Treasury, 1.625%, 12/15/22	2,000,000	2,002
US Treasury, 1.750%, 5/15/23	1,260,000	1,255
US Treasury, 1.793%, (US Treasury 3 Month Bill Money Market Yield plus 0.035%), 10/31/23	7,140,000	7,140
US Treasury, 1.807%, (US Treasury 3 Month Bill Money Market Yield plus 0.049%), 1/31/23	9,500,000	9,500
US Treasury, 2.625%, 2/28/23	4,510,000	4,549

Total		244,154

Total Money Market Investments
(Cost: $525,183)		525,183

Total Investments (99.8%)
(Cost: $525,183)		525,183

Other Assets, Less Liabilities (0.2%)		893

Net Assets (100.0%)		526,076

The Accompanying Notes are an Integral Part of the Financial Statements.

Government Money Market Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.

#	7-Day yield as of 6/30/2022.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2022. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Short-Term Investments
Money Market Funds	$29	$-	$-
All Others	-	525,154	-
Total Assets:	$29	$525,154	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio (unaudited)

   Sector Allocation 6/30/22

Sector	% of Net Assets
Corporate Bonds	47.8%
Structured Products	33.8%
Governments	15.3%
Short-Term Investments & Other Net Assets	2.7%
Municipal Bonds	0.4%

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.  High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may invest in derivative instruments to adjust the Portfolio’s duration and yield curve exposure, to hedge foreign currency exposure or for any other permissible purpose keeping with its investment objective. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The U.S. federal funds rate has been subject to frequent adjustments over the course of the last several years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Short-Term Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

Corporate Bonds (47.8%)	Shares/ Par +	Value $ (000’s)

Basic Materials (0.7%)
ArcelorMittal 3.600%, 7/16/24	225,000	221
Celulosa Arauco y Constitucion SA 4.500%, 8/1/24	365,000	362
Ecolab, Inc. 1.650%, 2/1/27	215,000	197
LYB International Finance III, LLC 1.250%, 10/1/25	373,000	338
Nucor Corp. 2.000%, 6/1/25	155,000	146
3.950%, 5/23/25	275,000	273
POSCO 2.375%, 11/12/22 144A	810,000	808
Steel Dynamics, Inc. 2.800%, 12/15/24	200,000	195
Westlake Chemical Corp. 0.875%, 8/15/24	100,000	95

Total		2,635

Communications (3.2%)
AT&T, Inc. 0.900%, 3/25/24 ß	1,060,000	1,011
Booking Holdings, Inc. 2.750%, 3/15/23	150,000	150
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.908%, 7/23/25 ß	2,090,000	2,095
Comcast Corp. 3.700%, 4/15/24	460,000	461
Cox Communications, Inc. 3.150%, 8/15/24 144A	953,000	930
NBN Co., Ltd. 1.450%, 5/5/26 144A	1,000,000	902
NTT Finance Corp. 0.373%, 3/3/23 144A	660,000	648
0.583%, 3/1/24 144A	265,000	252
Rogers Communications, Inc. 3.200%, 3/15/27 144A	690,000	654
SES SA 3.600%, 4/4/23 144A	555,000	548
Sky, Ltd. 3.750%, 9/16/24 144A	1,450,000	1,445
T-Mobile USA, Inc. 2.250%, 2/15/26	470,000	423
3.500%, 4/15/25	595,000	582
Verizon Communications, Inc. 0.850%, 11/20/25	500,000	453
1.450%, 3/20/26	650,000	595
2.625%, 8/15/26 ß	845,000	798
3.376%, 2/15/25	230,000	228
The Walt Disney Co. 1.750%, 1/13/26	395,000	367

Total		12,542

Corporate Bonds (47.8%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical (5.1%)
7-Eleven, Inc. 0.625%, 2/10/23 144A	200,000	196
0.800%, 2/10/24 144A	325,000	308
American Airlines Pass Through Trust, Series 2017-2, Class B
3.700%, 4/15/27	229,296	204
Aptiv PLC / Aptiv Corp. 2.396%, 2/18/25	130,000	124
AutoZone, Inc. 3.125%, 4/18/24	200,000	197
3.625%, 4/15/25	235,000	232
Brunswick Corp. 0.850%, 8/18/24	685,000	633
Daimler Finance North America LLC 1.625%, 12/13/24 144A	580,000	545
1.750%, 3/10/23 144A	815,000	805
General Motors Co. 4.875%, 10/2/23	530,000	535
5.400%, 10/2/23	500,000	508
General Motors Financial Co., Inc. 2.900%, 2/26/25 ß	965,000	921
Genuine Parts Co. 1.750%, 2/1/25	220,000	207
Hasbro, Inc. 3.000%, 11/19/24 ß	1,030,000	1,003
Hyatt Hotels Corp. 1.300%, 10/1/23	325,000	315
Hyundai Capital America 0.800%, 1/8/24 144A	390,000	370
0.875%, 6/14/24 144A	510,000	477
1.000%, 9/17/24 144A	255,000	237
1.150%, 11/10/22 144A	385,000	382
2.375%, 2/10/23 144A	865,000	854
2.850%, 11/1/22 144A	228,000	227
Hyundai Motor Co. 2.125%, 4/24/25 144A	200,000	189
Lowe’s Companies, Inc. 3.350%, 4/1/27	175,000	168
Magallanes, Inc. 3.755%, 3/15/27 144A	1,545,000	1,449
Marriott International, Inc. 2.125%, 10/3/22	200,000	199
3.125%, 2/15/23	170,000	170
3.600%, 4/15/24 ß	1,160,000	1,149
McDonald’s Corp. 1.450%, 9/1/25	270,000	251
3.300%, 7/1/25	155,000	154
3.350%, 4/1/23	305,000	306
Nissan Motor Acceptance Corp. 2.600%, 9/28/22 144A	1,010,000	1,005
2.650%, 7/13/22 144A	215,000	215
3.875%, 9/21/23 144A	235,000	233
Nissan Motor Co., Ltd. 3.043%, 9/15/23 144A	1,100,000	1,081
Nordstrom, Inc. 2.300%, 4/8/24	85,000	81

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Corporate Bonds (47.8%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
O’Reilly Automotive, Inc. 3.800%, 9/1/22	195,000	195
Panasonic Corp. 2.536%, 7/19/22 144A	335,000	335
QVC, Inc. 4.850%, 4/1/24	300,000	281
Ross Stores, Inc. 0.875%, 4/15/26	350,000	309
4.600%, 4/15/25 ß	1,100,000	1,112
Stellantis Finance US, Inc. 1.711%, 1/29/27 144A	260,000	226
Toyota Motor Credit Corp. 3.050%, 3/22/27	325,000	313
United Airlines Pass Through Trust, Series 2019-2, Class B 3.500%, 11/1/29	139,570	121
Volkswagen Group of America Finance LLC 0.750%, 11/23/22 144A	360,000	357
0.875%, 11/22/23 144A	345,000	331
2.700%, 9/26/22 144A	290,000	290
3.125%, 5/12/23 144A	200,000	199
3.950%, 6/6/25 144A	390,000	383

Total		20,382

Consumer, Non-cyclical (7.7%)
AbbVie, Inc. 2.600%, 11/21/24 ß	1,935,000	1,873
2.900%, 11/6/22	775,000	775
2.950%, 11/21/26 ß	1,120,000	1,061
3.200%, 11/6/22	85,000	85
3.200%, 5/14/26	100,000	96
3.250%, 10/1/22	80,000	80
Aetna, Inc. 2.800%, 6/15/23	275,000	272
AmerisourceBergen Corp. 0.737%, 3/15/23	706,000	692
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 3.650%, 2/1/26	250,000	246
AstraZeneca Finance LLC 1.200%, 5/28/26	805,000	728
BAT International Finance PLC 1.668%, 3/25/26	475,000	420
4.448%, 3/16/28 ß	1,010,000	956
Bayer US Finance II LLC 3.875%, 12/15/23 144A	505,000	504
Becton Dickinson and Co. 3.363%, 6/6/24	495,000	490
3.734%, 12/15/24	100,000	100
Bristol-Myers Squibb Co. 2.900%, 7/26/24	268,000	265
Bunge, Ltd. Finance Corp. 3.000%, 9/25/22 ß	2,000,000	2,000
Cardinal Health, Inc. 3.079%, 6/15/24	310,000	305
3.200%, 3/15/23	395,000	395
3.500%, 11/15/24	525,000	519
Cigna Corp. 0.613%, 3/15/24	190,000	181
3.000%, 7/15/23	320,000	318

Corporate Bonds (47.8%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
3.750%, 7/15/23	179,000	179
Coca-Cola European Partners PLC 0.800%, 5/3/24 144A	1,135,000	1,073
CommonSpirit Health 1.547%, 10/1/25	365,000	337
Constellation Brands, Inc. 3.600%, 5/9/24	485,000	483
CSL Finance PLC 3.850%, 4/27/27 144A	200,000	198
CVS Health Corp. 2.625%, 8/15/24	150,000	147
2.875%, 6/1/26	265,000	252
3.000%, 8/15/26	220,000	210
Diageo Capital PLC 1.375%, 9/29/25	300,000	280
HCA, Inc. 3.125%, 3/15/27 144A	580,000	527
Health Care Service Corp., a Mutual Legacy Reserve Co. 1.500%, 6/1/25 144A	780,000	721
HPHT Finance 19, Ltd. 2.875%, 11/5/24 §	500,000	489
Humana, Inc. 0.650%, 8/3/23	320,000	310
1.350%, 2/3/27	75,000	66
2.900%, 12/15/22	140,000	140
3.150%, 12/1/22	150,000	150
3.850%, 10/1/24	545,000	544
4.500%, 4/1/25	565,000	569
Imperial Brands Finance PLC 3.125%, 7/26/24 144A	1,055,000	1,022
3.500%, 2/11/23 144A	1,210,000	1,203
4.250%, 7/21/25 144A	200,000	198
JDE Peet’s NV 0.800%, 9/24/24 144A	295,000	274
Mondelez International, Inc. 2.125%, 3/17/24	410,000	400
2.625%, 3/17/27	415,000	388
Moody’s Corp. 3.750%, 3/24/25	505,000	505
PeaceHealth Obligated Group 1.375%, 11/15/25	105,000	97
PerkinElmer, Inc. 0.550%, 9/15/23	390,000	376
0.850%, 9/15/24	745,000	689
Perrigo Finance Unlimited Co. 3.900%, 12/15/24 ß	1,570,000	1,470
Philip Morris International, Inc. 1.125%, 5/1/23	220,000	216
RELX Capital, Inc. 3.500%, 3/16/23	270,000	270
Royalty Pharma PLC 0.750%, 9/2/23	425,000	409
S&P Global, Inc. 2.450%, 3/1/27 144A	1,120,000	1,048
Shire Acquisitions Investments Ireland DAC 2.875%, 9/23/23	397,000	393
Stryker Corp. 0.600%, 12/1/23	190,000	182

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Corporate Bonds (47.8%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
Thermo Fisher Scientific, Inc. 0.797%, 10/18/23 ß	1,050,000	1,017
Triton Container International, Ltd. 0.800%, 8/1/23 144A	780,000	739
UnitedHealth Group, Inc. 3.700%, 5/15/27	605,000	603
Viatris, Inc. 1.650%, 6/22/25	230,000	208

Total		30,743

Diversified (0.2%)
CK Hutchison International 17 II, Ltd. 2.750%, 3/29/23 §	650,000	648

Total		648

Energy (4.0%)
Aker BP ASA 3.000%, 1/15/25 144A	445,000	430
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. 1.231%, 12/15/23	210,000	204
Canadian Natural Resources, Ltd. 2.050%, 7/15/25	760,000	711
Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25	425,000	435
7.000%, 6/30/24 ß	1,110,000	1,150
Devon Energy Corp. 8.250%, 8/1/23	290,000	301
Enbridge, Inc. 1.302%, (US SOFR plus 0.400%), 2/17/23	205,000	204
2.150%, 2/16/24	275,000	267
2.500%, 1/15/25	640,000	616
2.500%, 2/14/25	330,000	317
4.000%, 10/1/23	365,000	366
Energy Transfer LP 2.900%, 5/15/25	115,000	109
3.450%, 1/15/23	55,000	55
3.600%, 2/1/23	175,000	175
4.200%, 9/15/23	135,000	135
4.250%, 3/15/23	780,000	780
4.250%, 4/1/24	35,000	35
4.900%, 2/1/24	425,000	427
5.875%, 1/15/24 ß	1,054,000	1,075
Eni SpA 4.000%, 9/12/23 144A	955,000	950
EOG Resources, Inc. 2.625%, 3/15/23	140,000	139
Equinor ASA 2.875%, 4/6/25 ß	880,000	864
Florida Gas Transmission LLC 3.875%, 7/15/22 144A	250,000	250
Gray Oak Pipeline LLC 2.000%, 9/15/23 144A	295,000	287
2.600%, 10/15/25 144A	205,000	191
Pioneer Natural Resources Co. 0.550%, 5/15/23	350,000	341
Plains All American Pipeline LP / PAA Finance Corp. 2.850%, 1/31/23	725,000	722

Corporate Bonds (47.8%)	Shares/ Par +	Value $ (000’s)

Energy continued
Sabine Pass Liquefaction LLC 5.625%, 4/15/23 ß	1,370,000	1,383
5.625%, 3/1/25	260,000	265
5.750%, 5/15/24	530,000	541
Schlumberger Finance Canada, Ltd. 1.400%, 9/17/25	155,000	144
Schlumberger Holdings Corp. 3.750%, 5/1/24 144A	865,000	861
4.000%, 12/21/25 144A	170,000	169
The Williams Cos., Inc. 3.700%, 1/15/23 ß	979,000	981
Williams Partners LP 4.300%, 3/4/24	145,000	146

Total		16,026

Financial (19.0%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.650%, 10/29/24	770,000	711
4.125%, 7/3/23 ß	960,000	950
4.500%, 9/15/23	485,000	483
4.875%, 1/16/24	550,000	547
AIB Group PLC 4.750%, 10/12/23 144A	600,000	600
Air Lease Corp. 2.250%, 1/15/23	360,000	356
American Express Co. 2.250%, 3/4/25 ß	975,000	937
3.375%, 5/3/24	415,000	412
American International Group, Inc. 2.500%, 6/30/25	650,000	620
American Tower Corp. 2.400%, 3/15/25	360,000	340
5.000%, 2/15/24	225,000	228
Aon Corp. 2.200%, 11/15/22	180,000	180
Athene Global Funding 1.716%, 1/7/25 144A	930,000	868
2.514%, 3/8/24 144A	1,165,000	1,126
Avolon Holdings Funding, Ltd. 2.125%, 2/21/26 144A	610,000	527
2.875%, 2/15/25 144A	435,000	400
3.950%, 7/1/24 144A	130,000	124
Banco Bilbao Vizcaya Argentaria SA 0.875%, 9/18/23 ß	1,000,000	965
Banco del Estado de Chile 2.704%, 1/9/25 144A	260,000	246
Banco Santander Mexico SA Institucion De Banca Multiple Grupo Financiero Santander Mexico 4.125%, 11/9/22 §	775,000	775
Banco Santander SA 0.701%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus 0.450%), 6/30/24	600,000	578
3.496%, 3/24/25	600,000	586
Bank of America Corp. 0.810%, (US SOFR plus 0.740%), 10/24/24	695,000	662
0.976%, (US SOFR plus 0.690%), 4/22/25	605,000	569
1.734%, (US SOFR plus 0.960%), 7/22/27	450,000	400

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Corporate Bonds (47.8%)	Shares/ Par +	Value $ (000’s)

Financial continued
1.843%, (US SOFR plus 0.670%), 2/4/25	460,000	443
3.384%, (US SOFR plus 1.330%), 4/2/26	580,000	562
3.841%, (US SOFR plus 1.110%), 4/25/25	415,000	413
Bank of Ireland Group PLC 4.500%, 11/25/23 144A	1,540,000	1,536
Bank of Montreal 3.700%, 6/7/25	775,000	768
Banque Federative du Credit Mutuel SA 0.650%, 2/27/24 144A	505,000	480
0.998%, 2/4/25 144A	665,000	612
2.125%, 11/21/22 144A	630,000	628
Barclays PLC 1.007%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.800%), 12/10/24	555,000	527
4.338%, (ICE LIBOR USD 3 Month plus 1.356%), 5/16/24	370,000	370
BDO Unibank, Inc. 2.950%, 3/6/23 §	800,000	799
BNP Paribas SA 2.591%, (US SOFR plus 1.228%), 1/20/28 144A	615,000	553
BPCE SA 5.700%, 10/22/23 144A	1,680,000	1,705
Brighthouse Financial Global Funding 0.600%, 6/28/23 144A	1,315,000	1,273
1.000%, 4/12/24 144A	495,000	467
Capital One Financial Corp. 2.636%, (US SOFR plus 1.290%), 3/3/26	585,000	552
3.200%, 1/30/23	345,000	345
3.500%, 6/15/23	245,000	244
3.900%, 1/29/24	240,000	240
The Charles Schwab Corp. 2.450%, 3/3/27 ß	1,090,000	1,017
4.200%, 3/24/25	525,000	532
Citigroup, Inc. 0.981%, (US SOFR plus 0.669%), 5/1/25	500,000	468
3.106%, (US SOFR plus 2.842%), 4/8/26	650,000	624
4.140%, (US SOFR plus 1.372%), 5/24/25	555,000	553
CNO Global Funding 1.650%, 1/6/25 144A	525,000	495
1.750%, 10/7/26 144A	680,000	601
Corebridge Financial, Inc. 3.500%, 4/4/25 144A	455,000	442
Credit Agricole SA 2.204%, (ICE LIBOR USD 3 Month plus
1.020%), 4/24/23 144A	315,000	315
Credit Suisse AG 0.495%, 2/2/24	485,000	457
1.000%, 5/5/23 ß	860,000	842
Credit Suisse Group AG 2.997%, (3 Month LIBOR plus 1.200%), 12/14/23 144A	500,000	497
Creditcorp, Ltd. 2.750%, 6/17/25 144A	200,000	186
Crown Castle International Corp. 1.050%, 7/15/26	615,000	532
2.900%, 3/15/27	485,000	447
3.150%, 7/15/23	430,000	425

Corporate Bonds (47.8%)	Shares/ Par +	Value $ (000’s)

Financial continued
Danske Bank A/S 1.226%, 6/22/24 144A	880,000	828
3.773%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.450%), 3/28/25 144A	405,000	398
5.375%, 1/12/24 144A	455,000	459
Equitable Financial Life Global Funding 0.500%, 4/6/23 144A	1,145,000	1,119
1.100%, 11/12/24 144A	530,000	496
Essex Portfolio LP 3.875%, 5/1/24	600,000	598
The Goldman Sachs Group, Inc. 0.627%, (US SOFR plus 0.538%), 11/17/23	115,000	114
0.657%, (US SOFR plus 0.505%), 9/10/24	335,000	321
0.673%, (US SOFR plus 0.572%), 3/8/24	335,000	327
0.925%, (US SOFR plus 0.486%), 10/21/24	315,000	301
1.757%, (US SOFR plus 0.730%), 1/24/25	565,000	543
3.500%, 4/1/25	490,000	480
Highwoods Realty LP 3.625%, 1/15/23	740,000	741
HPHT Finance 17, Ltd. 2.750%, 9/11/22 §	765,000	764
HSBC Holdings PLC 1.162%, (US SOFR plus 0.580%), 11/22/24	420,000	401
1.645%, (US SOFR plus 1.538%), 4/18/26 ß	910,000	834
2.099%, (US SOFR plus 1.929%), 6/4/26	320,000	296
4.180%, (US SOFR plus 1.510%), 12/9/25	225,000	221
Jackson Financial, Inc. 1.125%, 11/22/23 144A	620,000	596
Jackson National Life Global Funding 1.750%, 1/12/25 144A	620,000	585
JPMorgan Chase & Co. 0.824%, (US SOFR plus 0.540%), 6/1/25	560,000	523
1.629%, (US SOFR plus 0.885%), 4/22/27	350,000	333
2.083%, (US SOFR plus 1.850%), 4/22/26 ß	890,000	832
4.080%, (US SOFR plus 1.320%), 4/26/26 ß	865,000	854
KeyBank NA 1.250%, 3/10/23	580,000	572
KeyCorp 3.878%, (US SOFR plus 1.250%), 5/23/25	115,000	114
Kilroy Realty LP 4.375%, 10/1/25	180,000	178
LeasePlan Corp. NV 2.875%, 10/24/24 144A	600,000	575
Lincoln National Corp. 4.000%, 9/1/23	130,000	131
LSEGA Financing PLC 0.650%, 4/6/24 144A	765,000	722
Marsh & McLennan Cos., Inc. 3.875%, 3/15/24	345,000	346
Metropolitan Life Global Funding I 0.400%, 1/7/24 144A	430,000	410
Mitsubishi UFJ Financial Group, Inc. 0.953%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.550%), 7/19/25 ß	985,000	919
Mizuho Financial Group Cayman 2, Ltd. 4.200%, 7/18/22 §	930,000	930
Morgan Stanley 0.529%, (US SOFR plus 0.455%), 1/25/24	450,000	441

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Corporate Bonds (47.8%)	Shares/ Par +	Value $ (000’s)

Financial continued
0.560%, (US SOFR plus 0.466%), 11/10/23	640,000	633
0.731%, (US SOFR plus 0.616%), 4/5/24	560,000	546
1.164%, (US SOFR plus 0.560%), 10/21/25	445,000	412
2.630%, (US SOFR plus 0.940%), 2/18/26	545,000	520
3.620%, (US SOFR plus 1.160%), 4/17/25	390,000	385
4.100%, 5/22/23	160,000	161
4.875%, 11/1/22	375,000	378
Nasdaq, Inc. 0.445%, 12/21/22	415,000	410
Nationwide Building Society 3.766%, (ICE LIBOR USD 3 Month plus 1.064%), 3/8/24 144A	260,000	259
NatWest Group PLC 3.875%, 9/12/23	520,000	518
NatWest Markets PLC 0.800%, 8/12/24 144A	390,000	362
2.375%, 5/21/23 144A	640,000	631
3.479%, 3/22/25 144A	610,000	595
Park Aerospace Holdings, Ltd. 4.500%, 3/15/23 144A	525,000	523
5.250%, 8/15/22 144A	375,000	375
PNC Bank NA 2.950%, 1/30/23	335,000	334
Principal Life Global Funding II 0.750%, 4/12/24 144A	530,000	501
Public Storage 1.221%, (US SOFR plus 0.470%), 4/23/24	280,000	276
QNB Finance, Ltd. 3.500%, 3/28/24 §	880,000	875
Santander Holdings USA, Inc. 2.490%, (US SOFR plus 1.249%), 1/6/28	410,000	362
SBA Tower Trust 1.631%, 5/15/51 144A	280,000	250
1.884%, 7/15/50 144A	160,000	148
2.836%, 1/15/50 144A	440,000	425
3.448%, 3/15/23 144A	775,000	769
3.869%, 10/15/49 144A	120,000	118
Simon Property Group LP 2.000%, 9/13/24	225,000	215
3.375%, 10/1/24	450,000	444
Standard Chartered PLC 0.991%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.780%), 1/12/25 144A	220,000	208
1.319%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.170%), 10/14/23 144A	455,000	452
1.822%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.950%), 11/23/25 144A	255,000	236
3.950%, 1/11/23 144A	1,000,000	998
3.971%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.650%), 3/30/26 144A	345,000	337
Svenska Handelsbanken AB 0.550%, 6/11/24 144A	420,000	394
1.418%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.630%), 6/11/27 144A	400,000	356
Swedbank AB 1.300%, 6/2/23 144A	505,000	494

Corporate Bonds (47.8%)	Shares/ Par +	Value $ (000’s)

Financial continued
Synchrony Financial 4.250%, 8/15/24 ß	1,130,000	1,123
The Toronto-Dominion Bank 0.550%, 3/4/24 ß	1,015,000	966
Trininty Acquisition PLC 4.625%, 8/15/23	200,000	201
Truist Financial Corp. 1.473%, (US SOFR plus 0.400%), 6/9/25	410,000	398
UBS AG 0.700%, 8/9/24 144A	280,000	262
UBS Group AG 1.008%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.830%), 7/30/24 144A	620,000	600
1.494%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.850%), 8/10/27 144A	215,000	188
4.488%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.550%), 5/12/26 144A	200,000	199
Wells Fargo & Co. 1.654%, (US SOFR plus 1.600%), 6/2/24	410,000	400
2.188%, (US SOFR plus 2.000%), 4/30/26	400,000	374
3.526%, (US SOFR plus 1.510%), 3/24/28	375,000	355
3.908%, (US SOFR plus 1.320%), 4/25/26	610,000	600
The Western Union Co. 2.850%, 1/10/25 ß	820,000	786
WP Carey, Inc. 4.600%, 4/1/24	405,000	407

Total		75,201

Industrial (2.3%)
Amcor Flexibles North America, Inc. 4.000%, 5/17/25	405,000	400
Amphenol Corp. 2.050%, 3/1/25	405,000	387
Boral Finance, Ltd. 3.000%, 11/1/22 144A	345,000	344
Canadian Pacific Railway Co. 1.350%, 12/2/24	725,000	682
1.750%, 12/2/26	315,000	285
Carrier Global Corp. 2.242%, 2/15/25	117,000	111
DAE Funding LLC 1.550%, 8/1/24 144A	265,000	248
Deere & Co. 2.750%, 4/15/25	195,000	191
GATX Corp. 3.900%, 3/30/23	360,000	360
4.350%, 2/15/24	772,000	774
Honeywell International, Inc. 1.350%, 6/1/25	335,000	315
Kansas City Southern 3.000%, 5/15/23	565,000	563
Martin Marietta Materials, Inc. 0.650%, 7/15/23	475,000	459
Otis Worldwide Corp. 2.056%, 4/5/25	485,000	459
Parker Hannifin Corp. 3.650%, 6/15/24 ß	875,000	869

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Corporate Bonds (47.8%)	Shares/ Par +	Value $ (000’s)

Industrial continued
Republic Services, Inc. 0.875%, 11/15/25	120,000	109
2.500%, 8/15/24	495,000	479
Roper Technologies, Inc. 0.450%, 8/15/22	100,000	100
1.000%, 9/15/25	115,000	104
2.350%, 9/15/24	165,000	160
3.125%, 11/15/22	660,000	660
3.650%, 9/15/23	125,000	125
SMBC Aviation Capital Finance DAC 3.550%, 4/15/24 144A	200,000	195
4.125%, 7/15/23 144A	200,000	198
Sydney Airport Finance Co. Pty, Ltd. 3.900%, 3/22/23 144A	643,000	644

Total		9,221

Technology (2.8%)
Analog Devices, Inc. 0.884%, (US SOFR plus 0.250%), 10/1/24	170,000	166
2.950%, 4/1/25	140,000	137
CDW LLC / CDW Finance Corp. 5.500%, 12/1/24	180,000	181
Fidelity National Information Services, Inc. 0.375%, 3/1/23	650,000	637
0.600%, 3/1/24	310,000	293
Fiserv, Inc. 2.750%, 7/1/24	800,000	780
3.800%, 10/1/23	470,000	470
Fortinet, Inc. 1.000%, 3/15/26	380,000	334
HCL America, Inc. 1.375%, 3/10/26 144A	1,000,000	900
International Business Machines Corp. 2.875%, 11/9/22	155,000	155
Marvell Technology, Inc. 4.200%, 6/22/23	590,000	589
Microchip Technology, Inc. 0.972%, 2/15/24	685,000	650
0.983%, 9/1/24	560,000	522
2.670%, 9/1/23	640,000	629
NXP BV / NXP Funding LLC 4.875%, 3/1/24	400,000	404
NXP BV / NXP Funding LLC / NXP USA, Inc. 2.700%, 5/1/25	325,000	309
3.875%, 6/18/26	245,000	236
4.400%, 6/1/27	80,000	79
Oracle Corp. 2.400%, 9/15/23	745,000	733
2.500%, 4/1/25 ß	1,250,000	1,188
Qorvo, Inc. 1.750%, 12/15/24 144A	275,000	257
Skyworks Solutions, Inc. 0.900%, 6/1/23	175,000	169
Take-Two Interactive Software, Inc. 3.300%, 3/28/24	480,000	474
3.550%, 4/14/25	160,000	157
VMware, Inc. 0.600%, 8/15/23	385,000	372

Corporate Bonds (47.8%)	Shares/ Par +	Value $ (000’s)

Technology continued
Workday, Inc. 3.500%, 4/1/27	265,000	254

Total		11,075

Utilities (2.8%)
The AES Corp. 3.300%, 7/15/25 144A	365,000	342
Alexander Funding Trust 1.841%, 11/15/23 144A	530,000	507
APT Pipelines, Ltd. 4.200%, 3/23/25 144A	930,000	922
Edison International 2.950%, 3/15/23	310,000	307
3.125%, 11/15/22	290,000	290
Enel Finance International NV 1.375%, 7/12/26 144A	645,000	566
2.650%, 9/10/24 144A	1,000,000	968
Korea Hydro & Nuclear Power Co., Ltd. 1.250%, 4/27/26 144A	795,000	722
NextEra Energy Capital Holdings, Inc. 1.875%, 1/15/27	685,000	618
4.450%, 6/20/25	540,000	544
NRG Energy, Inc. 3.750%, 6/15/24 144A	270,000	265
Pacific Gas & Electric Co. 2.050%, (US SOFR Index plus 1.150%), 11/14/42	100,000	100
3.500%, 6/15/25	555,000	526
Saudi Electricity Global Sukuk Co. 2 3.473%, 4/8/23 §	800,000	800
Sempra Energy 3.300%, 4/1/25	385,000	376
Southern California Gas Co. 2.950%, 4/15/27 ß	410,000	388
Vistra Operations Co. LLC 3.550%, 7/15/24 144A	2,305,000	2,225
5.125%, 5/13/25 144A	610,000	604

Total		11,070

Total Corporate Bonds
(Cost: $197,390)		189,543

Governments (15.3%)

Governments (15.3%)
US Treasury 0.125%, 4/30/23 ß	320,000	313
0.125%, 8/31/23 ß	50,000	48
0.375%, 8/15/24 ß	625,000	591
1.750%, 3/15/25 ß	14,570,000	14,086
2.250%, 3/31/24 ß	14,000,000	13,824
2.500%, 4/30/24 ß	14,060,000	13,938
2.750%, 5/15/25 ß	17,985,000	17,847

Total		60,647

Total Governments
(Cost: $61,199)		60,647

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Municipal Bonds (0.4%)	Shares/ Par +	Value $ (000’s)

Municipal Bonds (0.4%)
Golden State Tobacco Securitization Corp. 1.711%, 6/1/24 RB	435,000	418
Long Island Power Authority 0.764%, 3/1/23 RB	160,000	157
State of Illinois 2.250%, 10/1/22 GO b	885,000	884

Total Municipal Bonds
(Cost: $1,480)		1,459

Structured Products (33.8%)

Asset Backed Securities (14.1%)
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class D 3.820%, 3/18/24 b	790,000	793
AmeriCredit Automobile Receivables Trust, Series 2019-3, Class B 2.130%, 7/18/25	220,336	220
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class C 1.590%, 10/20/25	320,000	309
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class D 1.800%, 12/18/25	315,000	300
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C 1.060%, 8/18/26	245,000	233
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C 0.890%, 10/19/26	430,000	402
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D 1.210%, 12/18/26	270,000	253
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D 1.290%, 6/18/27	575,000	529
Applebee’s Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I 4.194%, 6/7/49 144A	1,138,500	1,104
Arbor Realty Collateralized Loan Obligation, Ltd., Series 2021-FL4, Class A 2.674%, (ICE LIBOR USD 1 Month plus 1.350%), 11/15/36 144A	465,000	450
Arbor Realty Commercial Real Estate Notes, Series 2021-FL3, Class A 2.394%, (ICE LIBOR USD 1 Month plus 1.070%), 8/15/34 144A	640,000	613
ARI Fleet Lease Trust, Series 2020-A, Class B 2.060%, 11/15/28 144A	345,000	339
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A 2.970%, 3/20/24 144A	425,000	424
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class B 3.330%, 3/20/24 144A	435,000	433
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class C 4.950%, 3/20/25 144A	195,000	195

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A 3.350%, 9/22/25 144A	340,000	334
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A 2.330%, 8/20/26 144A	250,000	238
Babson CLO, Ltd., Series 2017-IA, Class AR 1.863%, (ICE LIBOR USD 3 Month plus 0.800%), 1/20/28 144A	550,136	543
Bayview Mortgage Fund IVc Trust, Series 2017-RT3, Class A 3.500%, (AFC), 1/28/58 144A	224,483	220
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class A 3.500%, (AFC), 6/28/57 144A	193,339	192
Blackbird Capital Aircraft, Series 2016-1A, Class A4 2.487%, 12/16/41 144A S	262,574	245
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A 3.280%, 9/26/33 144A	131,380	126
BSPRT Issuer, Ltd., Series 2022-FL8, Class A 2.279%, (US 30 Day Average SOFR plus 1.500%), 2/15/37 144A	815,000	784
CarMax Auto Owner Trust, Series 2019-2, Class B 3.010%, 12/16/24	455,000	452
CarMax Auto Owner Trust, Series 2019-4, Class A4 2.130%, 7/15/25	345,000	338
CarMax Auto Owner Trust, Series 2020-1, Class B 2.210%, 9/15/25	430,000	419
CarMax Auto Owner Trust, Series 2020-1, Class C 2.340%, 11/17/25	190,000	185
CarMax Auto Owner Trust, Series 2020-4, Class D 1.750%, 4/15/27	300,000	281
Cedar Funding, Ltd., Series 2021-14A, Class A 2.144%, (ICE LIBOR USD 3 Month plus 1.100%), 7/15/33 144A	695,000	679
CIFC Funding, Ltd., Series 2014-2RA, Class A1 2.234%, (ICE LIBOR USD 3 Month plus 1.050%), 4/24/30 144A	915,000	901
CIFC Funding, Ltd., Series 2021-4A, Class A 2.094%, (ICE LIBOR USD 3 Month plus 1.050%), 7/15/33 144A	905,000	881
CNH Equipment Trust, Series 2020-A, Class A4 1.510%, 4/15/27	260,000	250
Daimler Trucks Retail Trust, Series 2020-1, Class A4 1.370%, 6/15/27 b	855,000	846
Drive Auto Receivables Trust, Series 2020-1, Class C 2.360%, 3/16/26	213,915	214
Drive Auto Receivables Trust, Series 2021-2, Class D 1.390%, 3/15/29	445,000	409

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Dryden Senior Loan Fund, Series 2020-86A, Class A1R 2.144%, (ICE LIBOR USD 3 Month plus 1.100%), 7/17/34 144A	610,000	589
Elara HGV Timeshare Issuer, Series 2017-A, Class A 2.690%, 3/25/30 144A	42,621	42
Elara HGV Timeshare Issuer, Series 2019-A, Class A 2.610%, 1/25/34 144A	105,995	101
Enterprise Fleet Financing LLC, Series 2019- 3, Class A2 2.060%, 5/20/25 144A	69,037	69
Exeter Automobile Receivables Trust, Series 2021-2A, Class C 0.980%, 6/15/26	265,000	255
Exeter Automobile Receivables Trust, Series 2021-3A, Class D 1.550%, 6/15/27	335,000	314
Exeter Automobile Receivables Trust, Series 2022-1A, Class D 3.020%, 6/15/28	730,000	678
Exeter Automobile Receivables Trust, Series 2022-2A, Class C 3.850%, 7/17/28	655,000	637
Exeter Automobile Receivables Trust, Series 2022-3A, Class C 5.300%, 9/15/27	190,000	191
Ford Credit Auto Owner Trust, Series 2020-2, Class C 1.740%, 4/15/33 144A	310,000	278
Ford Credit Auto Owner Trust, Series 2022-A, Class C 4.180%, 10/15/25 b	1,020,000	1,007
Ford Credit Floorplan Master Owner Trust, Series 2020-1, Class C 1.420%, 9/15/25	440,000	424
GM Financial Automobile Leasing Trust, Series 2020-2, Class C 2.560%, 7/22/24	265,000	263
GM Financial Consumer Automobile Receivables Trust, Series 2020-4, Class C 1.050%, 5/18/26	225,000	213
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3 1.490%, 12/16/24	84,789	84
Hardee’s Funding LLC, Series 2018-1A, Class A21I 4.959%, 6/20/48 144A	303,188	295
Hilton Grand Vacations Trust, Series 2017-AA, Class A 2.660%, 12/26/28 144A	414,764	409
Hilton Grand Vacations Trust, Series 2017-AA, Class B 2.960%, (EXE), 12/26/28 144A	90,508	89
Hilton Grand Vacations Trust, Series 2020-AA, Class A 2.740%, 2/25/39 144A	311,656	300
Home Partners of America Trust, Series 2022- 1, Class A 3.930%, 4/17/39 144A	405,658	396

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Hyundai Auto Receivables Trust, Series 2019- A, Class B 2.940%, 5/15/25	325,000	324
Hyundai Auto Receivables Trust, Series 2020- A, Class A3 1.410%, 11/15/24	238,714	236
JPMorgan Chase Bank NA, Series 2021-2, Class D 1.138%, 12/26/28 144A	253,991	245
KKR Financial CLO, Ltd., Series 2018-13, Class A1R 1.844%, (ICE LIBOR USD 3 Month plus 0.800%), 1/16/28 144A	248,665	247
KKR Financial CLO, Ltd., Series 2021-29A, Class A 2.244%, (ICE LIBOR USD 3 Month plus 1.200%), 1/15/32 144A	1,000,000	979
Kubota Credit Owner Trust, Series 2020-1A, Class A3 1.960%, 3/15/24 144A	113,307	113
Madison Park Funding, Ltd., Series 2017-23A, Class AR 2.195%, (ICE LIBOR USD 3 Month plus 0.970%), 7/27/31 144A	715,000	703
Madison Park Funding, Ltd., Series 2017-23A, Class BR 2.775%, (ICE LIBOR USD 3 Month plus 1.550%), 7/27/31 144A	460,000	443
Madison Park Funding, Ltd., Series 2019-37A, Class AR 2.114%, (ICE LIBOR USD 3 Month plus 1.070%), 7/15/33 144A	450,000	439
Madison Park Funding, Ltd., Series 2022-33A, Class AR 2.136%, (US SOFR 3 Month plus 1.290%), 10/15/32 144A	1,025,000	1,000
Magnetite CLO, Ltd., Series 2020-25A, Class A 2.384%, (ICE LIBOR USD 3 Month plus 1.200%), 1/25/32 144A	655,000	641
Magnetite XVI, Ltd., Series 2015-16A, Class AR 1.844%, (ICE LIBOR USD 3 Month plus 0.800%), 1/18/28 144A	894,803	884
MetLife Securitization Trust, Series 2017-1A, Class A 3.000%, (AFC), 4/25/55 144A	91,729	89
MF1, Series 2021-FL7, Class A 2.692%, (ICE LIBOR USD 1 Month plus 1.080%), 10/16/36 144A	465,000	447
Mill City Mortgage Loan Trust, Series 2017-2, Class A1 2.750%, (AFC), 7/25/59 144A	58,075	58
MVW Owner Trust, Series 2017-1A, Class A 2.420%, 12/20/34 144A	150,138	147
MVW Owner Trust, Series 2017-1A, Class B 2.750%, 12/20/34 144A	15,804	15
MVW Owner Trust, Series 2017-1A, Class C 2.990%, 12/20/34 144A	17,384	17
MVW Owner Trust, Series 2019-2A, Class A 2.440%, 10/20/38 144A	87,709	82

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
MVW Owner Trust, Series 2020-1A, Class A 1.740%, 10/20/37 144A	146,376	137
MVW Owner Trust, Series 2020-1A, Class B 2.730%, 10/20/37 144A	199,815	190
MVW Owner Trust, Series 2021-1WA, Class C 1.940%, 1/22/41 144A	130,700	120
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420%, 1/15/43 144A	234,562	230
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A 3.010%, 12/15/59 144A	235,266	226
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A 2.640%, 5/15/68 144A	361,419	349
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A 2.460%, 11/15/68 144A	329,083	312
Navient Private Education Refi Loan Trust, Series 2020-CA, Class A2A 2.150%, 11/15/68 144A	1,171,419	1,085
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A 1.690%, 5/15/69 144A	219,562	207
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A 1.170%, 9/16/69 144A	137,783	129
Navient Private Education Refi Loan Trust, Series 2022-A, Class A 2.230%, 7/15/70 144A	919,354	856
Navient Student Loan Trust, Series 2019-GA, Class A 2.400%, 10/15/68 144A	499,253	481
Navient Student Loan Trust, Series 2020-HA, Class A 1.310%, 1/15/69 144A	77,716	72
Navient Student Loan Trust, Series 2021-BA, Class A 0.940%, 7/15/69 144A	399,283	363
Navient Student Loan Trust, Series 2021-EA, Class A 0.970%, 12/16/69 144A	233,200	209
Navistar Financial Dealer Note Master Trust, Series 2020-1, Class A 2.574%, (ICE LIBOR USD 1 Month plus 0.950%), 7/25/25 144A	395,000	395
Nelnet Student Loan Trust, Series 2020-1A, Class A 2.364%, (ICE LIBOR USD 1 Month plus 0.740%), 3/26/68 144A	135,507	131
Nelnet Student Loan Trust, Series 2021-CA, Class AFX 1.320%, 4/20/62 144A	833,888	766
Nelnet Student Loan Trust, Series 2021-DA, Class AFX 1.630%, 4/20/62 144A	283,872	264
Neuberger Berman CLO, Ltd., Series 2017- 26A, Class BR 2.444%, (ICE LIBOR USD 3 Month plus 1.400%), 10/18/30 144A	500,000	477

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Neuberger Berman CLO, Ltd., Series 2019- 32A, Class AR 2.034%, (ICE LIBOR USD 3 Month plus 0.990%), 1/20/32 144A	955,000	931
Neuberger Berman CLO, Ltd., Series 2021- 40A, Class A 2.104%, (ICE LIBOR USD 3 Month plus 1.060%), 4/16/33 144A	270,000	264
Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3 1.380%, 12/16/24	120,865	120
OCP CLO, Ltd., Series 2017-13A, Class A2R 2.594%, (ICE LIBOR USD 3 Month plus 1.550%), 7/15/30 144A	760,000	731
Octane Receivables Trust, Series 2021-2A, Class A 1.210%, 9/20/28 144A	306,853	297
Octane Receivables Trust, Series 2022-1A, Class B 4.900%, 5/22/28 144A	395,000	388
Palmer Square CLO, Ltd., Series 2020-3A, Class A1AR 2.491%, (ICE LIBOR USD 3 Month plus 1.080%), 11/15/31 144A	1,285,000	1,254
Planet Fitness Master Issuer LLC, Series 2018-A1, Class A2II 4.666%, 9/5/48 144A	818,125	796
Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B 1.833%, 12/15/31 144A	182,977	178
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C 1.290%, 4/15/26 144A	650,000	622
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D 1.570%, 1/15/27 144A	450,000	414
Santander Drive Auto Receivables Trust, Series 2020-3, Class B 0.690%, 3/17/25	64,374	64
Santander Drive Auto Receivables Trust, Series 2020-4, Class C 1.010%, 1/15/26	400,000	394
Santander Drive Auto Receivables Trust, Series 2021-3, Class D 1.330%, 9/15/27	560,000	529
Santander Drive Auto Receivables Trust, Series 2021-4, Class D 1.670%, 10/15/27	450,000	419
Santander Drive Auto Receivables Trust, Series 2022-1, Class C 2.560%, 4/17/28 b	885,000	842
Santander Retail Auto Lease Trust, Series 2019-B, Class C 2.770%, 8/21/23 144A	53,500	54
Santander Retail Auto Lease Trust, Series 2019-C, Class B 2.170%, 11/20/23 144A	215,000	215
Santander Retail Auto Lease Trust, Series 2019-C, Class C 2.390%, 11/20/23 144A	360,000	360

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Santander Retail Auto Lease Trust, Series 2019-C, Class D 2.880%, 6/20/24 144A	425,000	424
Santander Retail Auto Lease Trust, Series 2020-A, Class D 2.520%, 11/20/24 144A	320,000	313
Santander Retail Auto Lease Trust, Series 2021-A, Class C 1.140%, 3/20/26 144A	1,030,000	966
Santander Retail Auto Lease Trust, Series 2021-B, Class D 1.410%, 11/20/25 144A	440,000	409
Santander Retail Auto Lease Trust, Series 2021-C, Class C 1.110%, 3/20/26 144A	365,000	341
Santander Retail Auto Lease Trust, Series 2022-B, Class B 3.850%, 3/22/27 144A	150,000	147
Sierra Receivables Funding Co. LLC, Series 2019-1A, Class A 3.200%, 1/20/36 144A	57,971	57
Sierra Receivables Funding Co. LLC, Series 2019-2A, Class A 2.590%, 5/20/36 144A	191,584	187
Sierra Receivables Funding Co. LLC, Series 2019-3A, Class A 2.340%, 8/20/36 144A	470,400	452
Sierra Receivables Funding Co. LLC, Series 2020-2A, Class C 3.510%, 7/20/37 144A	108,667	104
SMB Private Education Loan Trust, Series 2014-A, Class A3 2.824%, (ICE LIBOR USD 1 Month plus 1.500%), 4/15/32 144A	417,085	417
SMB Private Education Loan Trust, Series 2016-C, Class A2B 2.424%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	234,510	234
SMB Private Education Loan Trust, Series 2018-B, Class A2A 3.600%, 1/15/37 144A	151,027	147
SMB Private Education Loan Trust, Series 2018-B, Class A2B 2.044%, (ICE LIBOR USD 1 Month plus 0.720%), 1/15/37 144A	361,386	354
SMB Private Education Loan Trust, Series 2020-BA, Class A1A 1.290%, 7/15/53 144A	146,836	133
SMB Private Education Loan Trust, Series 2021-BA, Class 144A 1.310%, 7/17/51 144A	745,606	692
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A 1.600%, 9/15/54 144A	1,061,819	974
Symphony CLO I, Ltd., Series 2021-1A, Class B 2.634%, (ICE LIBOR USD 3 Month plus 1.450%), 10/25/29 144A	815,000	781

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Symphony CLO XXIII, Ltd., Series 2021-23A, Class AR 2.064%, (ICE LIBOR USD 3 Month plus 1.020%), 1/15/34 144A	1,045,000	1,020
Symphony CLO XXVI, Ltd., Series 2021-26A, Class AR 2.143%, (ICE LIBOR USD 3 Month plus 1.080%), 4/20/33 144A	285,000	279
Towd Point Mortgage Trust, Series 2015-1, Class A1 3.000%, (AFC), 1/25/58 144A	68,154	67
Towd Point Mortgage Trust, Series 2016-1, Class A3B 3.000%, (AFC), 2/25/55 144A	5,334	5
Towd Point Mortgage Trust, Series 2017-1, Class A1 2.750%, (AFC), 10/25/56 144A	54,785	54
Towd Point Mortgage Trust, Series 2017-2, Class A1 2.750%, (AFC), 4/25/57 144A	35,511	35
Towd Point Mortgage Trust, Series 2017-3, Class A1 2.750%, (AFC), 7/25/57 144A	111,126	110
Towd Point Mortgage Trust, Series 2017-4, Class A1 2.750%, (AFC), 6/25/57 144A	85,392	83
Towd Point Mortgage Trust, Series 2017-6, Class A1 2.750%, (AFC), 10/25/57 144A	310,912	304
Towd Point Mortgage Trust, Series 2018-2, Class A1 3.250%, (AFC), 3/25/58 144A	431,684	423
Towd Point Mortgage Trust, Series 2018-5, Class A1A 3.250%, (AFC), 8/25/58 144A	263,273	258
World Omni Auto Receivables Trust, Series 2019-C, Class C 2.400%, 6/15/26	380,000	374
World Omni Auto Receivables Trust, Series 2020-A, Class C 1.640%, 8/17/26	225,000	217
World Omni Auto Receivables Trust, Series 2022-A, Class C 2.550%, 9/15/28	325,000	309
World Omni Select Auto Trust, Series 2020-A, Class B 0.840%, 6/15/26	270,000	262
World Omni Select Auto Trust, Series 2020-A, Class C 1.250%, 10/15/26	310,000	299

Total		55,979

Mortgage Securities (19.7%)
Angel Oak Mortgage Trust, Series 2019-2, Class A1 3.628%, (AFC), 3/25/49 144A	16,235	16
Angel Oak Mortgage Trust, Series 2019-2, Class M1 4.065%, (AFC), 3/25/49 144A	270,000	266

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Angel Oak Mortgage Trust, Series 2019-4, Class A 3.301%, (AFC), 7/26/49 144A	36,550	36
Angel Oak Mortgage Trust, Series 2020-3, Class A1 1.691%, (AFC), 4/25/65 144A	180,157	172
Angel Oak Mortgage Trust, Series 2020-3, Class A3 2.872%, (AFC), 4/25/65 144A	67,223	64
Angel Oak Mortgage Trust, Series 2020-5, Class A2 1.579%, (AFC), 5/25/65 144A	94,268	89
Angel Oak Mortgage Trust, Series 2020-6, Class A1 1.261%, (AFC), 5/25/65 144A	142,442	136
Angel Oak Mortgage Trust, Series 2021-1, Class A1 0.909%, (AFC), 1/25/66 144A	358,933	333
Angel Oak Mortgage Trust, Series 2021-1, Class A2 1.115%, (AFC), 1/25/66 144A	105,007	97
Angel Oak Mortgage Trust, Series 2021-2, Class A1 0.985%, (AFC), 4/25/66 144A	330,883	301
Angel Oak Mortgage Trust, Series 2021-2, Class A2 1.190%, (AFC), 4/25/66 144A	104,355	95
Angel Oak Mortgage Trust, Series 2021-3, Class A1 1.068%, (AFC), 5/25/66 144A	243,341	220
Atrium Hotel Portfolio Trust, Series 2017- ATRM, Class A 2.254%, (ICE LIBOR USD 1 Month plus 0.930%), 12/15/36 144A	520,000	506
Austin Fairmont Hotel Trust , Series 2019- FAIR, Class A 2.374%, (ICE LIBOR USD 1 Month plus 1.050%), 9/15/32 144A	545,000	532
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A 2.174%, (ICE LIBOR USD 1 Month plus 0.850%), 9/15/34 144A	460,000	448
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class C 3.324%, (ICE LIBOR USD 1 Month plus 2.000%), 9/15/38 144A	435,000	418
BANK, Series 2019-BNK24, Class A1 2.056%, 11/15/62	139,872	136
Barclays Mortgage Loan Trust, Series 2021- NQM1, Class A1 1.747%, (AFC), 9/25/51 144A	639,833	594
Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A5 2.500%, (AFC), 6/25/51 144A	506,491	465
Bayview MSR Opportunity Master Fund Trust, Series 2021-5, Class A5 2.500%, (AFC), 11/25/51 144A	376,672	345
Bayview MSR Opportunity Master Fund Trust, Series 2022-1, Class A5 2.500%, (AFC), 12/25/51 144A	473,245	432

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
BCP Trust, Series 2021-330N, Class A 2.123%, (ICE LIBOR USD 1 Month plus 0.799%), 6/15/38 144A	290,000	279
BIG Commercial Mortgage Trust, Series 2022- BIG, Class C 3.619%, (US SOFR 1 Month plus 2.340%), 2/15/39 144A	225,000	217
BINOM Securitization Trust, Series 2021-INV1, Class A3 2.625%, (AFC), 6/25/56 144A	217,936	201
BPR Trust, Series 2021-TY, Class B 2.474%, (ICE LIBOR USD 1 Month plus 1.150%), 9/25/38 144A	450,000	428
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1 1.699%, (AFC), 4/25/60 144A	379,697	365
BSREP Commercial Mortgage Trust, Series 2021-DC, Class D 3.225%, (ICE LIBOR USD 1 Month plus 1.900%), 8/15/38 144A	200,000	186
BX Commercial Mortgage Trust, Series 2019- XL, Class A 2.244%, (ICE LIBOR USD 1 Month plus 0.920%), 10/15/36 144A	256,845	252
BX Commercial Mortgage Trust, Series 2019- XL, Class B 2.404%, (ICE LIBOR USD 1 Month plus 1.080%), 10/15/36 144A	318,750	311
BX Commercial Mortgage Trust, Series 2021- SOAR, Class D 2.725%, (ICE LIBOR USD 1 Month plus 1.400%), 6/15/38 144A	372,181	352
BX Commercial Mortgage Trust, Series 2022- CSMO, Class B 3.891%, (US SOFR 1 Month plus 3.141%), 6/15/27 144A	570,000	560
BX Trust, Series 2018-GW, Class A 2.124%, (ICE LIBOR USD 1 Month plus 0.800%), 5/15/35 144A	1,095,000	1,065
BX Trust, Series 2021-ARIA, Class C 2.970%, (ICE LIBOR USD 1 Month plus 1.646%), 10/15/36 144A	330,000	308
BX Trust, Series 2021-VIEW, Class A 2.604%, (ICE LIBOR USD 1 Month plus 1.280%), 6/15/36 144A	255,000	246
CGDB Commercial Mortgage Trust, Series 2019-MOB, Class D 2.974%, (ICE LIBOR USD 1 Month plus 1.650%), 11/15/36 144A	660,000	639
CIM Trust, Series 2020-INV1, Class A2 2.500%, (AFC), 4/25/50 144A	313,303	276
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class B 3.635%, (CSTR), 5/10/35 144A	435,000	421
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class C 3.635%, (CSTR), 5/10/35 144A	255,000	244
Citigroup Mortgage Loan Trust, Series 2020- EXP2, Class A3 2.500%, 8/25/50 144A	326,749	287

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Citigroup Mortgage Loan Trust, Series 2020- EXP2, Class A4 2.500%, (AFC), 8/25/50 144A	453,818	397
Cold Storage Trust, Series 2020-ICE5, Class B 2.624%, (ICE LIBOR USD 1 Month plus 1.300%), 11/15/37 144A	953,501	928
COLT Mortgage Loan Trust, Series 2020-3, Class A1 1.506%, (AFC), 4/27/65 144A	44,629	43
COLT Mortgage Loan Trust, Series 2021-1, Class A2 1.167%, (AFC), 6/25/66 144A	301,361	267
COLT Mortgage Loan Trust, Series 2021-3, Class A3 1.419%, (AFC), 9/27/66 144A	220,945	191
COLT Mortgage Loan Trust, Series 2022-3, Class A1 3.901%, (AFC), 2/25/67 144A	948,755	916
COMM Mortgage Trust, Series 2013-300P, Class A1 4.353%, 8/10/30 144A	275,000	273
COMM Mortgage Trust, Series 2014-CR15, Class B 4.772%, (CSTR), 2/10/47	435,000	434
COMM Mortgage Trust, Series 2014-CR19, Class AM 4.080%, 8/10/47	495,000	487
COMM Mortgage Trust, Series 2014-CR19, Class D 4.854%, (CSTR), 8/10/47 144A	185,000	169
COMM Mortgage Trust, Series 2014-UBS2, Class B 4.701%, 3/10/47	480,000	476
COMM Mortgage Trust, Series 2014-UBS5, Class A4 3.838%, 9/10/47	630,000	624
COMM Mortgage Trust, Series 2015-CR22, Class B 3.926%, (AFC), 3/10/48	235,000	226
COMM Mortgage Trust, Series 2015-CR22, Class C 4.207%, (CSTR), 3/10/48	440,000	416
COMM Mortgage Trust, Series 2015-LC23, Class A2 3.221%, 10/10/48	344,941	344
COMM Mortgage Trust, Series 2020-CBM, Class D 3.754%, (CSTR), 2/10/37 144A	235,000	216
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1 1.926%, (US 30 Day Average SOFR plus 1.000%), 12/25/41 144A	367,240	359
Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M1 2.126%, (US 30 Day Average SOFR plus 1.200%), 1/25/42 144A	841,207	819
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1 3.026%, (US 30 Day Average SOFR plus 2.100%), 3/25/42 144A	533,866	524

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M1 2.926%, (US 30 Day Average SOFR plus 2.000%), 3/25/42 144A	344,769	338
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2M1 2.826%, (US 30 Day Average SOFR plus 1.900%), 4/25/42 144A	641,567	631
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M1 4.124%, (US 30 Day Average SOFR plus 2.950%), 6/25/42 144A	465,000	466
Credit Suisse Mortgage Trust, Series 2019- ICE4, Class C 2.754%, (ICE LIBOR USD 1 Month plus 1.430%), 5/15/36 144A	515,000	502
Credit Suisse Mortgage Trust, Series 2019- ICE4, Class D 2.924%, (ICE LIBOR USD 1 Month plus 1.600%), 5/15/36 144A	405,000	394
Credit Suisse Mortgage Trust, Series 2020- NET, Class A 2.256%, 8/15/37 144A	200,661	185
Credit Suisse Mortgage Trust, Series 2020- NET, Class D 3.828%, (CSTR), 8/15/37 144A	445,000	402
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4 3.718%, 8/15/48	305,000	300
CSAIL Commerical Mortgage Trust, Series 2019-C16, Class A1 2.360%, 6/15/52	141,199	138
Deephaven Residential Mortgage Trust, Series 2021-1A, Class A3 1.128%, (AFC), 5/25/65 144A	89,509	86
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1 0.899%, (AFC), 4/25/66 144A	135,633	120
Deephaven Residential Mortgage Trust, Series 2021-2, Class A3 1.260%, (AFC), 4/25/66 144A	152,174	137
Eagle RE, Ltd., Series 2021-2, Class M1A 2.476%, (US 30 Day Average SOFR plus 1.550%), 4/25/34 144A	255,000	253
Ellington Financial Mortgage Trust, Series 2019-2, Class A3 3.046%, (AFC), 11/25/59 144A	60,784	59
Ellington Financial Mortgage Trust, Series 2020-1, Class A1 2.006%, (AFC), 5/25/65 144A	126,143	123
Ellington Financial Mortgage Trust, Series 2021-1, Class A1 0.797%, (AFC), 2/25/66 144A	83,869	76
Ellington Financial Mortgage Trust, Series 2021-1, Class A3 1.106%, (AFC), 2/25/66 144A	69,550	62
Ellington Financial Mortgage Trust, Series 2021-2, Class A1 0.931%, (AFC), 6/25/66 144A	593,691	537

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Ellington Financial Mortgage Trust, Series 2021-2, Class A3 1.291%, (AFC), 6/25/66 144A	175,409	158
Ellington Financial Mortgage Trust, Series 2021-3, Class A1 1.241%, (AFC), 9/25/66 144A	245,651	216
Ellington Financial Mortgage Trust, Series 2021-3, Class A3 1.550%, (AFC), 9/25/66 144A	184,238	162
Extended Stay America Trust, Series 2021- ESH, Class C 3.025%, (ICE LIBOR USD 1 Month plus 1.700%), 7/15/38 144A	477,064	461
Federal Home Loan Bank 2.500%, 1/1/52	615,109	556
4.000%, 12/1/49	99,461	99
4.500%, 5/1/50	62,521	63
Federal Home Loan Mortgage Corp. 3.000%, 11/1/34	42,710	42
3.500%, 3/1/46	37,057	36
3.500%, 12/1/47	328,036	321
5.000%, 12/1/41	128,716	132
6.000%, 9/1/34	1,194	1
6.000%, 2/1/35	24,238	26
6.000%, 9/1/35	7,606	8
7.000%, 3/1/39	49,345	53
7.500%, 6/1/38	47,004	51
Federal Home Loan Mortgage Corp., Series 2014-DNA3, Class M1 5.624%, (ICE LIBOR USD 1 Month plus 4.000%), 8/25/24	64,313	65
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1 3.850%, (CSTR), 5/25/47 144A	25,897	26
Federal Home Loan Mortgage Corp., Series 3713, Class PA 2.000%, 2/15/40	87,009	85
Federal Home Loan Mortgage Corp., Series 4092, Class CL 1.250%, 6/15/27	270,571	263
Federal National Mortgage Association 2.000%, 10/1/50	232,227	203
2.500%, 10/1/22	7,294	7
2.500%, 12/1/22	3,207	3
2.500%, 1/1/52	572,870	516
3.000%, 4/1/24	34,618	34
3.000%, 9/1/28	194,715	194
3.000%, 12/1/34	97,737	97
3.000%, 3/1/35	40,411	40
3.000%, 6/1/52 ß	1,205,000	1,123
3.500%, 5/1/27	207,890	208
3.500%, 4/1/46	219,554	215
3.500%, 2/1/48	390,684	382
3.500%, 1/1/52	153,483	148
4.000%, 1/1/47	63,633	64
4.000%, 2/1/49	13,794	14
4.000%, 11/1/49	37,213	37
4.000%, 12/1/49	12,462	12
4.500%, 5/1/40	48,595	50
4.500%, 9/1/40	42,862	44

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
4.500%, 5/1/41	84,018	86
4.500%, 8/1/48	25,230	25
4.500%, 9/1/48	24,595	25
4.500%, 10/1/48	166,058	169
4.500%, 11/1/48	36,018	36
4.500%, 12/1/48	185,708	187
4.500%, 5/1/49	103,590	105
4.500%, 1/1/50	21,180	21
5.000%, 10/1/33	76,991	81
5.000%, 6/1/40	42,681	45
5.000%, 7/1/45	61,114	64
5.000%, 9/1/48	58,971	61
5.000%, 2/1/49	29,967	31
5.000%, 8/1/49	22,753	23
5.500%, 8/1/37	45,010	48
5.500%, 2/1/38	170,602	183
6.000%, 8/1/22	181	–	P
6.000%, 3/1/34	39,558	43
6.000%, 8/1/34	107,539	116
6.000%, 11/1/34	3,882	4
6.000%, 12/1/34	1,440	2
6.000%, 4/1/35	2,512	3
6.000%, 5/1/38	1,639	2
6.000%, 10/1/40	83,376	90
6.000%, 2/1/49	353,697	393
6.500%, 7/1/32	12,697	14
6.500%, 12/1/32	12,559	13
Federal National Mortgage Association, Series 2011-113, Class AG 2.500%, 11/25/26	48,310	48
Federal National Mortgage Association, Series 2013-74, Class AD 2.000%, 7/25/23	9,253	9
Federal National Mortgage Association, Series 2017-90, Class KA 3.000%, 11/25/47	208,877	204
Federal National Mortgage Association, Series 2017-C02, Class 2ED3 2.974%, (ICE LIBOR USD 1 Month plus 1.350%), 9/25/29	10,783	11
Federal National Mortgage Association, Series 2017-C04, Class 2ED2 2.724%, (ICE LIBOR USD 1 Month plus 1.100%), 11/25/29	457,277	452
Federal National Mortgage Association, Series 2017-C05, Class 1ED3 2.824%, (ICE LIBOR USD 1 Month plus 1.200%), 1/25/30	18,022	18
Federal National Mortgage Association, Series 2018-C03, Class 1EB2 2.474%, (ICE LIBOR USD 1 Month plus 0.850%), 10/25/30	527,279	523
Federal National Mortgage Association, Series 2022-R06, Class 1M1 3.676%, (US 30 Day Average SOFR plus 2.750%), 5/25/42 144A	570,907	569
Flagstar Mortgage Trust, Series 2020-1INV, Class A11 2.474%, (ICE LIBOR USD 1 Month plus 0.850%), 3/25/50 144A	118,759	112

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class B 3.447%, 12/10/36 144A	605,000	580
FWD Securitization Trust, Series 2020-INV1, Class A-1 2.240%, (AFC), 1/25/50 144A	242,964	235
Galton Funding Mortgage Trust, Series 2018- 1, Class A33 3.500%, (AFC), 11/25/57 144A	36,144	35
Galton Funding Mortgage Trust, Series 2019- 1, Class A21 4.500%, (AFC), 2/25/59 144A	50,494	50
Galton Funding Mortgage Trust, Series 2019- 1, Class A32 4.000%, (AFC), 2/25/59 144A	21,968	22
Galton Funding Mortgage Trust, Series 2019- H1, Class M1 3.339%, (AFC), 10/25/59 144A	260,000	248
Galton Funding Mortgage Trust, Series 2020- H1, Class M1 2.832%, (AFC), 1/25/60 144A	285,000	262
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A 2.124%, (ICE LIBOR USD 1 Month plus 0.800%), 2/15/38 144A	335,000	324
Government National Mortgage Association 3.000%, 9/20/47	557,078	532
3.500%, 12/20/42	3,578	4
3.500%, 9/20/43	48,486	48
3.500%, 8/20/44	94,667	92
3.500%, 10/20/46	621	1
3.500%, 11/20/46	37,784	37
3.500%, 1/20/47	40,823	40
3.500%, 7/21/52 ß	1,119,000	1,087
4.000%, 3/20/48	79,094	80
4.000%, 4/20/50	283,410	284
4.000%, 10/20/50	180,846	181
4.500%, 7/20/41	200,232	209
4.500%, 7/21/52	595,000	604
5.000%, 3/20/34	219,189	233
5.000%, 1/20/48	35,891	37
5.000%, 2/20/48	163,223	170
5.500%, 6/20/37	47,647	51
5.500%, 9/15/45	146,082	161
5.500%, 3/20/48	26,222	28
5.500%, 12/20/48	15,081	16
5.500%, 2/20/49	190,552	199
Great Wolf Trust, Series 2019-WOLF, Class A 2.358%, (ICE LIBOR USD 1 Month plus 1.034%), 12/15/36 144A	255,000	248
Great Wolf Trust, Series 2019-WOLF, Class C 2.957%, (ICE LIBOR USD 1 Month plus 1.633%), 12/15/36 144A	270,000	260
GS Mortgage Backed Securities Trust, Series 2014-EB1A, Class 2A1 1.894%, (CSTR), 7/25/44 144A	4,303	4
GS Mortgage Backed Securities Trust, Series 2021-GR2, Class A6 2.500%, (AFC), 2/25/52 144A	365,463	333

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
GS Mortgage Backed Securities Trust, Series 2021-HP1, Class A6 2.500%, 1/25/52 144A	308,424	281
GS Mortgage Backed Securities Trust, Series 2021-NQM1, Class A1 1.017%, (AFC), 7/25/61 144A	166,114	155
GS Mortgage Backed Securities Trust, Series 2021-PJ5, Class A8 2.500%, 10/25/51 144A	746,110	676
GS Mortgage Backed Securities Trust, Series 2022-GR1, Class A5 2.500%, (AFC), 6/25/52 144A	990,676	903
GS Mortgage Securities Trust, Series 2021- ROSS, Class B 2.925%, (ICE LIBOR USD 1 Month plus 1.600%), 5/15/26 144A	390,000	372
Homeward Opportunities Fund I Trust, Series 2020-2, Class A1 1.657%, (AFC), 5/25/65 144A	27,746	28
Hundred Acre Wood Trust, Series 2021-INV1, Class A9 2.500%, 7/25/51 144A	490,644	452
Imperial Fund Mortgage Trust, Series 2021- NQM2, Class A3 1.516%, (AFC), 9/25/56 144A	295,574	262
Imperial Fund Mortgage Trust, Series 2022- NQM4, Class A1 4.767%, (AFC), 6/25/67 144A S	816,695	810
InTown Hotel Portfolio Trust, Series 2018- STAY, Class A 2.425%, (ICE LIBOR USD 1 Month plus 1.100%), 1/15/33 144A	115,000	114
InTown Hotel Portfolio Trust, Series 2018- STAY, Class C 2.975%, (ICE LIBOR USD 1 Month plus 1.650%), 1/15/33 144A	100,000	99
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class B 2.674%, (ICE LIBOR USD 1 Month plus 1.350%), 9/15/29 144A	790,000	764
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C 2.924%, (ICE LIBOR USD 1 Month plus 1.600%), 9/15/29 144A	250,000	241
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class B 3.095%, (ICE LIBOR USD 1 Month plus 1.770%), 10/15/33 144A	540,000	517
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class C 3.495%, (ICE LIBOR USD 1 Month plus 2.170%), 10/15/33 144A	440,000	416
JP Morgan Mortgage Trust, Series 2020-INV1, Class A11 1.498%, (ICE LIBOR USD 1 Month plus 0.830%), (AFC), 8/25/50 144A	51,758	49
JP Morgan Mortgage Trust, Series 2020-INV1, Class A15 3.500%, (AFC), 8/25/50 144A	84,257	80

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5 3.934%, 9/15/47	540,000	537
KIND Trust, Series 2021-KIND, Class C 3.074%, (ICE LIBOR USD 1 Month plus 1.750%), 8/15/38 144A	580,000	545
KKR Industrial Portfolio Trust, Series 2021- KDIP, Class C 2.324%, (ICE LIBOR USD 1 Month plus 1.000%), 12/15/37 144A	157,500	150
KKR Industrial Portfolio Trust, Series 2021- KDIP, Class D 2.574%, (ICE LIBOR USD 1 Month plus 1.250%), 12/15/37 144A	116,250	110
LSTAR Commercial Mortgage Trust, Series 2017-5, Class AS 4.021%, 3/10/50 144A	340,000	329
Mello Mortgage Capital Acceptance, Series 2021-INV3, Class A4 2.500%, (AFC), 10/25/51 144A	429,685	392
MFRA Trust, Series 2021-INV1, Class A1 0.852%, (AFC), 1/25/56 144A	174,957	164
MFRA Trust, Series 2021-NQM2, Class A2 1.317%, (AFC), 11/25/64 144A	148,997	134
MHC Trust, Series 2021-MHC2, Class B 2.424%, (ICE LIBOR USD 1 Month plus 1.100%), 5/15/23 144A	380,000	363
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS 4.110%, (AFC), 10/15/47	185,000	181
Morgan Stanley Capital I Trust, Series 2014- 150E, Class A 3.912%, 9/9/32 144A	610,000	592
Morgan Stanley Capital I Trust, Series 2019- MEAD, Class D 3.283%, (CSTR), 11/10/36 144A	480,000	428
Morgan Stanley Capital I Trust, Series 2019- NUGS, Class D 3.300%, (ICE LIBOR USD 1 Month plus 1.800%), 12/15/36 144A	315,000	300
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2, Class A4 2.500%, (AFC), 5/25/51 144A	156,876	143
New Orleans Hotel Trust, Series 2019-HNLA, Class B 2.613%, (ICE LIBOR USD 1 Month plus 1.289%), 4/15/32 144A	606,569	579
New Residential Mortgage Loan Trust , Series 2021-NQ1R, Class A 0.943%, (AFC), 7/25/55 144A	284,992	270
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1 1.650%, (AFC), 5/24/60 144A	125,802	121
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1 2.710%, (AFC), 11/25/59 144A	154,425	146
New Residential Mortgage Loan Trust, Series 2020-NQM1, Class A1 2.464%, (AFC), 1/26/60 144A	127,615	123

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A6 2.500%, (AFC), 6/25/51 144A	319,879	292
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A7 2.500%, (AFC), 9/25/51 144A	915,475	835
NMLT Trust, Series 2021-INV2, Class A1 1.162%, (AFC), 8/25/56 144A	982,824	889
NMLT Trust, Series 2021-INV2, Class A3 1.520%, (AFC), 8/25/56 144A	254,482	230
OBX Trust, Series 2019-EXP2, Class 2A2 2.824%, (ICE LIBOR USD 1 Month plus 1.200%), 7/25/59 144A	107,449	105
OBX Trust, Series 2019-EXP3, Class 2A1 2.524%, (ICE LIBOR USD 1 Month plus 0.900%), (AFC), 10/25/59 144A	103,599	102
OBX Trust, Series 2020-EXP1, Class 1A8 3.500%, 2/25/60 144A	175,063	165
OBX Trust, Series 2020-EXP1, Class 2A1 2.374%, (ICE LIBOR USD 1 Month plus 0.750%), 2/25/60 144A	170,835	166
OBX Trust, Series 2020-EXP1, Class 2A2 2.574%, (ICE LIBOR USD 1 Month plus 0.950%), 2/25/60 144A	101,662	100
OBX Trust, Series 2020-EXP3, Class 1A8 3.000%, (AFC), 1/25/60 144A	187,449	178
OBX Trust, Series 2020-INV1, Class A5 3.500%, (AFC), 12/25/49 144A	47,802	46
OBX Trust, Series 2021-J1, Class A4 2.500%, (AFC), 5/25/51 144A	544,460	495
OBX Trust, Series 2021-NQM1, Class A1 1.072%, (AFC), 2/25/66 144A	392,558	369
OBX Trust, Series 2021-NQM3, Class A1 1.054%, (AFC), 7/25/61 144A	229,437	198
OBX Trust, Series 2020-EXP2, Class A8 3.000%, (AFC), 5/25/60 144A	210,061	197
OBX Trust, Series 2020-EXP2, Class A9 3.000%, (AFC), 5/25/60 144A	52,515	49
ONE Park Mortgage Trust, Series 2021-PARK, Class B 2.274%, (ICE LIBOR USD 1 Month plus 0.950%), 3/15/36 144A	755,000	716
ONE Park Mortgage Trust, Series 2021-PARK, Class C 2.424%, (ICE LIBOR USD 1 Month plus 1.100%), 3/15/36 144A	405,000	381
PSMC Trust, Series 2021-1, Class A11 2.500%, (AFC), 3/25/51 144A	771,392	701
PSMC Trust, Series 2021-2, Class A3 2.500%, (AFC), 5/25/51 144A	610,372	556
Sequoia Mortgage Trust, Series 2018-CH2, Class A21 4.000%, (AFC), 6/25/48 144A	24,952	24
Sequoia Mortgage Trust, Series 2018-CH2, Class A3 4.000%, (AFC), 6/25/48 144A	57,557	57
Sequoia Mortgage Trust, Series 2018-CH3, Class A19 4.500%, (AFC), 8/25/48 144A	5,854	6

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Sequoia Mortgage Trust, Series 2018-CH4, Class A2 4.000%, (AFC), 10/25/48 144A	9,794	10
SG Residential Mortgage Trust, Series 2019-3, Class A2 2.877%, (AFC), 9/25/59 144A	151,812	150
SG Residential Mortgage Trust, Series 2020-2, Class A1 1.381%, (AFC), 5/25/65 144A	129,521	123
SG Residential Mortgage Trust, Series 2022-1, Class A1 3.166%, (AFC), 3/27/62 144A	606,583	578
Shelter Growth CRE Issuer, Ltd., Series 2021- FL3, Class A 2.404%, (ICE LIBOR USD 1 Month plus 1.080%), 9/15/36 144A	214,700	207
Slide, Series 2018-FUN, Class D 3.424%, (ICE LIBOR USD 1 Month plus 2.100%), 6/15/31 144A	353,178	340
STACR Trust, Series 2018-HRP2, Class M2 2.874%, (ICE LIBOR USD 1 Month plus 1.250%), 2/25/47 144A	25,220	25
STACR Trust, Series 2020-DNA6, Class M1 1.826%, (US 30 Day Average SOFR plus 0.900%), 12/25/50 144A	344	–	π
STACR Trust, Series 2021-DNA2, Class M1 1.726%, (US 30 Day Average SOFR plus 0.800%), 8/25/33 144A	126,801	126
STACR Trust, Series 2021-DNA3, Class M2 3.026%, (US 30 Day Average SOFR plus 2.100%), 10/25/33 144A	395,000	365
STACR Trust, Series 2021-DNA5, Class M2 2.576%, (US 30 Day Average SOFR plus 1.650%), 1/25/34 144A	245,651	237
STACR Trust, Series 2021-DNA6, Class M2 2.426%, (US 30 Day Average SOFR plus 1.500%), 10/25/41 144A	325,000	297
STACR Trust, Series 2021-DNA7, Class M1 1.776%, (US 30 Day Average SOFR plus 0.850%), 11/25/41 144A	255,000	247
STACR Trust, Series 2021-DNA7, Class M2 2.726%, (US 30 Day Average SOFR plus 1.800%), 11/25/41 144A	375,000	338
STACR Trust, Series 2021-HQA1, Class M1 1.626%, (US 30 Day Average SOFR plus 0.700%), 8/25/33 144A	179,789	178
STACR Trust, Series 2021-HQA3, Class M1 1.776%, (US 30 Day Average SOFR plus 0.850%), 9/25/41 144A	249,535	241
STACR Trust, Series 2021-HQA4, Class M1 1.876%, (US 30 Day Average SOFR plus 0.950%), 12/25/41 144A	500,000	484
STACR Trust, Series 2022-DNA2, Class M1A 2.226%, (US 30 Day Average SOFR plus 1.300%), 2/25/42 144A	312,759	306
STACR Trust, Series 2022-DNA3, Class M1A 2.926%, (US 30 Day Average SOFR plus 2.000%), 4/25/42 144A	690,754	680
STACR Trust, Series 2022-DNA4, Class M1A 2.551%, (US 30 Day Average SOFR plus 2.200%), 5/25/42 144A	745,321	736

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
STACR Trust, Series 2022-DNA5, Class M1A 3.729%, (US 30 Day Average SOFR plus 2.950%), 6/25/42 144A	730,000	730
STACR Trust, Series 2022-HQA1, Class M1A 3.026%, (US 30 Day Average SOFR plus 2.100%), 3/25/42 144A	843,040	836
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A1 2.610%, (AFC), 9/27/49 144A	1,309	1
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3 2.916%, (AFC), 9/27/49 144A	181,793	177
Starwood Mortgage Residential Trust, Series 2020-1, Class A2 2.408%, (AFC), 2/25/50 144A	208,100	202
Starwood Mortgage Residential Trust, Series 2021-2, Class A1 0.943%, (AFC), 5/25/65 144A	203,034	193
Starwood Mortgage Residential Trust, Series 2021-4, Class A1 1.162%, (AFC), 8/25/56 144A	719,593	646
Toorak Mortgage Corp., Series 2021-INV1, Class A2 1.409%, (AFC), 7/25/56 144A	146,172	132
Uniform Mortgage Backed Security TBA 4.000%, 7/14/52 ß	940,000	927
4.500%, 7/14/52 ß	1,590,000	1,596
United Wholsale Mortgage LLC, Series 2021- INV2, Class A4 2.500%, (AFC), 9/25/51 144A	167,824	154
United Wholsale Mortgage LLC, Series 2021- INV5, Class B 2.500%, (AFC), 1/25/52 144A	195,414	178
Verus Securitization Trust, Series 2019-4, Class A3 3.000%, (AFC), 11/25/59 144A Σ	251,858	250
Verus Securitization Trust, Series 2019-INV2, Class A1 2.913%, (AFC), 7/25/59 144A	137,849	137
Verus Securitization Trust, Series 2019-INV2, Class A2 3.117%, (AFC), 7/25/59 144A	184,594	184
Verus Securitization Trust, Series 2019-INV3, Class A3 3.100%, (AFC), 11/25/59 144A	183,985	179
Verus Securitization Trust, Series 2020-1, Class A1 2.417%, (AFC), 1/25/60 144A Σ	96,039	94
Verus Securitization Trust, Series 2020-1, Class A3 2.724%, (AFC), 1/25/60 144A Σ	224,094	220
Verus Securitization Trust, Series 2020-2, Class A1 2.226%, (AFC), 5/25/60 144A	150,812	148
Verus Securitization Trust, Series 2020-5, Class A3 1.733%, (AFC), 5/25/65 144A Σ	98,267	92
Verus Securitization Trust, Series 2020-INV1, Class A1 1.977%, (AFC), 4/25/60 144A	84,203	83

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Verus Securitization Trust, Series 2021-1, Class A1 0.815%, (AFC), 1/25/66 144A	112,197	102
Verus Securitization Trust, Series 2021-1, Class A3 1.155%, (AFC), 1/25/66 144A	91,594	83
Verus Securitization Trust, Series 2021-2, Class A1 1.031%, (AFC), 2/25/66 144A	207,981	188
Verus Securitization Trust, Series 2021-2, Class A2 1.052%, (AFC), 1/25/66 144A	155,710	141
Verus Securitization Trust, Series 2021-5, Class A3 1.373%, (AFC), 9/25/66 144A	248,069	210
Verus Securitization Trust, Series 2021-7, Class A1 1.829%, (AFC), 10/25/66 144A	899,970	809
Verus Securitization Trust, Series 2021-R1, Class A2 1.057%, (AFC), 10/25/63 144A	76,232	74
Verus Securitization Trust, Series 2021-R2, Class A1 0.918%, (AFC), 2/25/64 144A	219,964	213
Verus Securitization Trust, Series 2022-1, Class A3 3.288%, (AFC), 1/25/67 144A	966,530	901
Verus Securitization Trust, Series 2022-6, Class A1 4.910%, (AFC), 1/25/67 144A Σ	255,000	253
Vista Point Securitization Trust, Series 2020-1, Class A1 1.763%, (AFC), 3/25/65 144A	3,320	3
Vista Point Securitization Trust, Series 2020-2, Class A3 2.496%, (AFC), 4/25/65 144A	66,630	64
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2 3.020%, 7/15/58	122,466	120
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A17 3.000%, (AFC), 5/25/50 144A	40,737	36
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A3 2.500%, (AFC), 12/25/50 144A	660,909	601
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5 3.917%, 10/15/57	575,000	570

Exchange Traded or Centrally Cleared Derivatives

Futures

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5 4.045%, 3/15/47	325,000	324

Total		78,184

Total Structured Products
(Cost: $140,755)		134,163

Short-Term Investments (3.4%)

Money Market Funds (3.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.450%#	13,520,273	13,520

Total		13,520

Total Short-Term Investments
(Cost: $13,520)		13,520

Total Investments (100.7%)
(Cost: $414,344)@		399,332

Other Assets, Less Liabilities (-0.7%)		(2,619)

Net Assets (100.0%)		396,713

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Futures (continued)

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Short	USD	17,700	177	9/22	$19,869	$(65)	$(124)
Ten-Year US Treasury Note Future	Short	USD	600	6	9/22	711	(1)	(6)
Two-Year US Treasury Note Future	Long	USD	75,200	376	9/22	78,966	(408)	211
Ultra Ten-Year US Treasury Note Future	Short	USD	800	8	9/22	1,019	16	(11)

							$(458)	$70

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$211	$211	$–	$(141)	$(141)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022 the value of these securities (in thousands) was $166,000 representing 41.9% of the net assets.

b

Cash or securities with an aggregate value of $105,141 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2022.

§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At June 30, 2022, the aggregate value of these securities was $6,080 (in thousands), representing 1.5% of net assets.

S	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

π	Amount is less than one thousand.

#	7-Day yield as of 6/30/2022.

@

At June 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $414,344 and the net unrealized depreciation of investments based on that cost was $15,470 which is comprised of $204 aggregate gross unrealized appreciation and $15,674 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2022. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$-	$1,459	$-
Corporate Bonds	-	189,543	-
Governments	-	60,647	-
Structured Products	-	134,163	-
Short-Term Investments	13,520	-	-
Other Financial Instruments^
Futures	16	-	-
Total Assets:	$13,536	$385,812	$-
Liabilities:
Other Financial Instruments^
Futures	(474)	-	-
Total Liabilities:	$(474)	$-	$-

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio (unaudited)

   Sector Allocation 6/30/22

Sector	% of Net Assets
Structured Products	43.8%
Governments	30.5%
Corporate Bonds	28.1%
Municipal Bonds	0.3%
Short-Term Investments & Other Net Assets	-2.7%

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The U.S. federal funds rate has been subject to frequent adjustments over the course of the last several years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objectives. Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect performance.

Select Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

Corporate Bonds (28.1%)	Shares/ Par +	Value $ (000’s)

Basic Materials (0.6%)
Anglo American Capital PLC 3.875%, 3/16/29 144A	2,878,000	2,647
4.750%, 3/16/52 144A	2,265,000	1,945
The Dow Chemical Co. 3.600%, 11/15/50	1,043,000	796
7.375%, 11/1/29	1,374,000	1,595
Freeport-McMoRan, Inc. 5.250%, 9/1/29	4,696,000	4,485
5.450%, 3/15/43	1,584,000	1,465
Glencore Finance Canada, Ltd. 6.000%, 11/15/41 144A	124,000	120
6.900%, 11/15/37 144A	1,186,000	1,325
Rohm and Haas Co. 7.850%, 7/15/29	1,291,000	1,533
Westlake Chemical Corp. 3.600%, 8/15/26	1,121,000	1,091

Total		17,002

Communications (2.5%)
Amazon.com, Inc. 1.000%, 5/12/26	7,002,000	6,368
1.650%, 5/12/28	3,155,000	2,796
2.100%, 5/12/31	3,931,000	3,367
2.500%, 6/3/50	2,054,000	1,448
2.700%, 6/3/60	1,011,000	685
2.875%, 5/12/41	718,000	575
3.100%, 5/12/51	451,000	355
3.450%, 4/13/29	1,541,000	1,498
3.600%, 4/13/32	2,018,000	1,943
3.950%, 4/13/52	1,541,000	1,424
AT&T, Inc. 1.700%, 3/25/26	5,120,000	4,678
3.500%, 6/1/41	1,096,000	875
3.550%, 9/15/55	1,074,000	805
3.650%, 6/1/51	823,000	644
3.650%, 9/15/59	2,159,000	1,617
3.800%, 12/1/57	1,965,000	1,518
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.500%, 6/1/41	1,357,000	950
3.500%, 3/1/42	2,493,000	1,730
3.900%, 6/1/52	2,830,000	1,965
Comcast Corp. 2.650%, 8/15/62	2,558,000	1,651
2.887%, 11/1/51	515,000	368
Netflix, Inc. 3.625%, 6/15/25 144A	117,000	111
5.375%, 11/15/29 144A	1,431,000	1,352
5.875%, 11/15/28	1,965,000	1,921
Rogers Communications, Inc. 4.550%, 3/15/52 144A	1,274,000	1,119
T-Mobile USA, Inc. 2.250%, 2/15/26	9,375,000	8,436
2.875%, 2/15/31	697,000	579
3.375%, 4/15/29	9,193,000	8,044

Corporate Bonds (28.1%)	Shares/ Par +	Value $ (000’s)

Communications continued
3.500%, 4/15/31	2,510,000	2,167
Verizon Communications, Inc. 1.750%, 1/20/31	1,060,000	851
2.355%, 3/15/32	4,822,000	3,998
2.550%, 3/21/31	3,184,000	2,722
2.650%, 11/20/40	4,308,000	3,160
3.700%, 3/22/61	1,504,000	1,181
Vodafone Group PLC 4.250%, 9/17/50	409,000	342
5.000%, 5/30/38	514,000	492
The Walt Disney Co. 2.750%, 9/1/49	514,000	367

Total		74,102

Consumer, Cyclical (2.2%)
AutoNation, Inc. 4.750%, 6/1/30	1,796,000	1,689
Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.500%, 10/20/25 144A	4,166,000	4,048
4.750%, 10/20/28 144A	6,048,000	5,713
Ford Motor Co. 4.750%, 1/15/43	839,000	598
Ford Motor Credit Co. LLC 2.700%, 8/10/26	3,748,000	3,194
2.900%, 2/10/29	2,712,000	2,127
3.625%, 6/17/31	2,013,000	1,560
General Motors Financial Co., Inc. 3.100%, 1/12/32	1,105,000	888
5.000%, 4/9/27	2,081,000	2,041
The Home Depot, Inc. 2.375%, 3/15/51	1,641,000	1,110
3.125%, 12/15/49	1,991,000	1,548
3.250%, 4/15/32	2,568,000	2,392
3.300%, 4/15/40	424,000	360
3.625%, 4/15/52	1,023,000	878
Hyundai Capital America 0.800%, 1/8/24 144A	1,976,000	1,877
1.300%, 1/8/26 144A	2,165,000	1,921
2.000%, 6/15/28 144A	1,022,000	859
Magallanes, Inc. 3.638%, 3/15/25 144A	2,054,000	1,989
3.755%, 3/15/27 144A	3,123,000	2,929
4.054%, 3/15/29 144A	1,027,000	941
4.279%, 3/15/32 144A	1,692,000	1,512
5.050%, 3/15/42 144A	2,259,000	1,922
5.141%, 3/15/52 144A	3,732,000	3,132
5.391%, 3/15/62 144A	2,563,000	2,144
Marriott International, Inc. 2.850%, 4/15/31	1,368,000	1,134
3.500%, 10/15/32	1,546,000	1,334
4.625%, 6/15/30	4,271,000	4,095
McDonald’s Corp. 3.625%, 9/1/49	1,671,000	1,380
4.200%, 4/1/50	2,469,000	2,205

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Corporate Bonds (28.1%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
Tapestry, Inc. 3.050%, 3/15/32	1,783,000	1,453
Target Corp. 2.950%, 1/15/52	2,819,000	2,134
Toyota Motor Credit Corp. 3.950%, 6/30/25	3,183,000	3,194
4.450%, 6/29/29	1,058,000	1,071

Total		65,372

Consumer, Non-cyclical (3.6%)
AbbVie, Inc. 2.300%, 11/21/22	3,202,000	3,196
3.200%, 11/21/29	3,056,000	2,811
4.050%, 11/21/39	1,216,000	1,084
4.250%, 11/21/49	3,541,000	3,143
4.300%, 5/14/36	744,000	699
4.450%, 5/14/46	755,000	685
Adani International Container Terminal Private, Ltd. 3.000%, 2/16/31 144A	885,120	751
Altria Group, Inc. 2.350%, 5/6/25	221,000	209
Amgen, Inc. 3.000%, 1/15/52	1,137,000	806
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 2/1/36	2,904,000	2,782
4.900%, 2/1/46	5,487,000	5,157
Anheuser-Busch InBev Worldwide, Inc. 3.750%, 7/15/42	938,000	760
4.375%, 4/15/38	3,050,000	2,797
AstraZeneca Finance LLC 1.750%, 5/28/28	3,621,000	3,194
AstraZeneca PLC 1.375%, 8/6/30	1,039,000	853
BAT Capital Corp. 4.390%, 8/15/37	545,000	432
Becton Dickinson and Co. 1.957%, 2/11/31	811,000	655
Bunge, Ltd. Finance Corp. 1.630%, 8/17/25	1,788,000	1,647
Centene Corp. 2.450%, 7/15/28	5,669,000	4,728
3.000%, 10/15/30	1,121,000	929
Cigna Corp. 3.400%, 3/15/50	518,000	395
4.900%, 12/15/48	1,300,000	1,248
The Coca-Cola Co. 1.375%, 3/15/31	530,000	431
1.650%, 6/1/30	530,000	449
CSL Finance PLC 3.850%, 4/27/27 144A	514,000	509
4.050%, 4/27/29 144A	1,033,000	1,014
4.750%, 4/27/52 144A	1,930,000	1,844
CVS Health Corp. 3.000%, 8/15/26	1,105,000	1,057
4.300%, 3/25/28	2,337,000	2,312
5.050%, 3/25/48	2,397,000	2,295
Danaher Corp. 2.600%, 10/1/50	1,221,000	860

Corporate Bonds (28.1%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
2.800%, 12/10/51	817,000	589
DH Europe Finance II SARL 2.050%, 11/15/22	1,635,000	1,630
2.200%, 11/15/24	2,815,000	2,700
Gilead Sciences, Inc. 2.600%, 10/1/40	1,777,000	1,299
2.800%, 10/1/50	1,656,000	1,156
4.000%, 9/1/36	917,000	856
Global Payments, Inc. 1.500%, 11/15/24	1,343,000	1,261
GSK Consumer Healthcare Company 3.375%, 3/24/27 144A	2,447,000	2,342
3.375%, 3/24/29 144A	2,172,000	2,032
3.625%, 3/24/32 144A	3,746,000	3,462
4.000%, 3/24/52 144A	1,695,000	1,451
HCA, Inc. 3.500%, 9/1/30	1,121,000	954
4.625%, 3/15/52 144A	1,120,000	896
Keurig Dr. Pepper, Inc. 4.050%, 4/15/32	519,000	486
Pfizer, Inc. 1.750%, 8/18/31	2,076,000	1,736
2.550%, 5/28/40	3,569,000	2,794
Quanta Services, Inc. 0.950%, 10/1/24	2,044,000	1,890
Roche Holdings, Inc. 2.076%, 12/13/31 144A	3,841,000	3,274
2.607%, 12/13/51 144A	1,487,000	1,080
Shire Acquisitions Investments Ireland DAC 2.875%, 9/23/23	844,000	835
STERIS Irish FinCo Unlimited Co. 3.750%, 3/15/51	2,983,000	2,318
Takeda Pharmaceutical Co., Ltd. 2.050%, 3/31/30	2,911,000	2,435
3.025%, 7/9/40	1,196,000	921
3.175%, 7/9/50	835,000	625
4.400%, 11/26/23	1,858,000	1,872
Thermo Fisher Scientific, Inc. 1.750%, 10/15/28	1,033,000	903
2.000%, 10/15/31	1,735,000	1,455
2.800%, 10/15/41	1,645,000	1,292
UnitedHealth Group, Inc. 2.750%, 5/15/40	786,000	612
2.900%, 5/15/50	1,824,000	1,366
3.050%, 5/15/41	534,000	430
3.250%, 5/15/51	2,787,000	2,187
4.000%, 5/15/29	1,578,000	1,563
4.200%, 5/15/32	1,053,000	1,052
4.625%, 7/15/35	712,000	723
4.750%, 5/15/52	106,000	106
Viterra Finance BV 3.200%, 4/21/31 144A	479,000	388
4.900%, 4/21/27 144A	2,672,000	2,597
5.250%, 4/21/32 144A	3,304,000	3,071

Total		108,371

Energy (1.5%)
Aker BP ASA
3.750%, 1/15/30 144A	726,000	650
4.000%, 1/15/31 144A	1,246,000	1,119

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Corporate Bonds (28.1%)	Shares/ Par +	Value $ (000’s)

Energy continued
BP Capital Markets America, Inc. 2.939%, 6/4/51	1,022,000	731
Diamondback Energy, Inc. 4.400%, 3/24/51	1,039,000	885
Energy Transfer LP 4.400%, 3/15/27	509,000	493
4.950%, 5/15/28	3,784,000	3,699
5.300%, 4/15/47	1,866,000	1,616
6.100%, 2/15/42	534,000	497
6.125%, 12/15/45	917,000	875
Exxon Mobil Corp. 3.452%, 4/15/51	2,877,000	2,351
Galaxy Pipeline Assets Bidco, Ltd. 1.750%, 9/30/27 144A	2,974,887	2,763
2.160%, 3/31/34 144A	2,308,947	1,962
2.625%, 3/31/36 144A	1,480,000	1,198
2.940%, 9/30/40 144A	940,358	767
Kinder Morgan, Inc. 3.250%, 8/1/50	1,483,000	1,032
3.600%, 2/15/51	1,232,000	907
Lundin Energy Finance B.V. 2.000%, 7/15/26 144A	6,971,000	6,226
3.100%, 7/15/31 144A	3,113,000	2,575
MPLX LP 4.950%, 3/14/52	1,641,000	1,418
Ovintiv, Inc. 7.375%, 11/1/31	723,000	795
Petroleos Mexicanos 2.460%, 12/15/25	2,246,650	2,203
Pioneer Natural Resources Co. 1.900%, 8/15/30	1,739,000	1,420
2.150%, 1/15/31	2,081,000	1,713
Targa Resources Corp. 6.250%, 7/1/52	1,589,000	1,594
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.000%, 1/15/32	692,000	592
4.875%, 2/1/31	2,411,000	2,198
5.500%, 3/1/30	603,000	575

Total		42,854

Financial (12.1%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.150%, 10/29/23	6,217,000	5,924
Agree LP 2.000%, 6/15/28	2,237,000	1,910
2.600%, 6/15/33	509,000	403
American Campus Communities Operating Partnership LP 2.250%, 1/15/29	1,353,000	1,253
American Homes 4 Rent, LP 3.625%, 4/15/32	2,054,000	1,801
4.300%, 4/15/52	922,000	743
American Tower Corp. 2.700%, 4/15/31	817,000	672
3.650%, 3/15/27	2,568,000	2,439
Antares Holdings LP 3.750%, 7/15/27 144A	2,689,000	2,261

Corporate Bonds (28.1%)	Shares/ Par +	Value $ (000’s)

Financial continued
Ares Capital Corp. 3.200%, 11/15/31	1,199,000	871
Athene Global Funding 1.730%, 10/2/26 144A	4,643,000	4,029
1.985%, 8/19/28 144A	2,568,000	2,132
2.500%, 3/24/28 144A	3,596,000	3,089
2.514%, 3/8/24 144A	4,203,000	4,064
2.646%, 10/4/31 144A	3,391,000	2,705
3.205%, 3/8/27 144A	5,125,000	4,661
Bain Capital Specialty Finance, Inc. 2.550%, 10/13/26	681,000	583
Banco Santander SA 1.722%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.900%), 9/14/27	2,600,000	2,257
3.225%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.600%), 11/22/32	1,600,000	1,265
Bank of America Corp. 1.530%, (US SOFR plus 0.650%), 12/6/25	7,300,000	6,792
1.658%, (US SOFR plus 0.910%), 3/11/27	8,155,000	7,309
1.734%, (US SOFR plus 0.960%), 7/22/27	6,190,000	5,502
1.922%, (US SOFR plus 1.370%), 10/24/31	1,719,000	1,373
2.496%, (ICE LIBOR USD 3 Month plus 0.990%), 2/13/31	2,888,000	2,441
2.592%, (US SOFR plus 2.150%), 4/29/31	792,000	672
2.687%, (US SOFR plus 1.320%), 4/22/32	7,866,000	6,604
2.972%, (US SOFR plus 1.330%), 2/4/33	823,000	701
3.004%, (ICE LIBOR USD 3 Month plus 0.790%), 12/20/23	4,083,000	4,070
3.384%, (US SOFR plus 1.330%), 4/2/26	9,559,000	9,266
3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	5,697,000	5,305
3.500%, 4/19/26	524,000	511
The Bank of New York Mellon Corp. 4.289%, (US SOFR plus 1.418%), 6/13/33	5,194,000	5,081
Blackstone Private Credit Fund 2.350%, 11/22/24 144A	1,908,000	1,754
2.625%, 12/15/26 144A	1,462,000	1,225
3.250%, 3/15/27 144A	2,112,000	1,792
4.000%, 1/15/29 144A	3,270,000	2,680
Brighthouse Financial, Inc. 3.850%, 12/22/51	1,016,000	691
Brixmor Operating Partnership LP 2.250%, 4/1/28	718,000	616
2.500%, 8/16/31	1,242,000	974
Citigroup, Inc. 4.658%, (US SOFR plus 1.887%), 5/24/28	2,599,000	2,579
4.910%, (US SOFR plus 2.086%), 5/24/33	4,493,000	4,433
Cooperatieve Rabobank U.A. 3.649%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.220%), 4/6/28 144A	7,901,000	7,505
3.758%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.420%), 4/6/33 144A	3,746,000	3,380
Crown Castle International Corp. 1.050%, 7/15/26	3,076,000	2,661
2.100%, 4/1/31	2,117,000	1,684
2.900%, 3/15/27	3,359,000	3,097
2.900%, 4/1/41	518,000	373

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Corporate Bonds (28.1%)	Shares/ Par +	Value $ (000’s)

Financial continued
3.300%, 7/1/30	1,772,000	1,563
4.000%, 3/1/27	514,000	499
Deutsche Bank AG 3.742%, (US SOFR plus 2.257%), 1/7/33	5,539,000	4,032
Enstar Group, Ltd. 3.100%, 9/1/31	2,583,000	2,060
Essex Portfolio LP 1.700%, 3/1/28	2,688,000	2,310
2.550%, 6/15/31	1,058,000	884
Extra Space Storage LP 2.350%, 3/15/32	922,000	731
3.900%, 4/1/29	1,027,000	962
F&G Global Funding 2.000%, 9/20/28 144A	2,165,000	1,821
Federal Realty Investment Trust 3.950%, 1/15/24	1,420,000	1,417
FS KKR Capital Corp. 3.250%, 7/15/27	221,000	188
GA Global Funding Trust 0.800%, 9/13/24 144A	3,727,000	3,414
GLP Capital LP / GLP Financing II, Inc. 5.300%, 1/15/29	1,038,000	991
The Goldman Sachs Group, Inc. 0.657%, (US SOFR plus 0.505%), 9/10/24	5,146,000	4,923
0.925%, (US SOFR plus 0.486%), 10/21/24	10,298,000	9,848
1.757%, (US SOFR plus 0.730%), 1/24/25	5,592,000	5,376
1.948%, (US SOFR plus 0.913%), 10/21/27	2,547,000	2,254
2.600%, 2/7/30	1,331,000	1,135
2.650%, (US SOFR plus 1.264%), 10/21/32	1,777,000	1,464
3.102%, (US SOFR plus 1.410%), 2/24/33	1,389,000	1,186
Invitation Homes Operating Partnership LP 4.150%, 4/15/32	2,054,000	1,865
Jackson Financial, Inc. 5.170%, 6/8/27	1,508,000	1,495
5.670%, 6/8/32	2,081,000	2,010
JPMorgan Chase & Co. 1.040%, (US SOFR 3 Month plus 0.695%), 2/4/27	10,282,000	9,094
1.045%, (US SOFR plus 0.800%), 11/19/26	5,733,000	5,096
1.470%, (US SOFR plus 0.765%), 9/22/27	2,558,000	2,244
1.561%, (US SOFR plus 0.605%), 12/10/25	16,074,000	15,017
2.083%, (US SOFR plus 1.850%), 4/22/26	1,312,000	1,227
2.182%, (US SOFR plus 1.890%), 6/1/28	3,150,000	2,801
2.301%, (US SOFR plus 1.160%), 10/15/25	645,000	614
4.323%, (US SOFR plus 1.560%), 4/26/28	5,168,000	5,083
4.565%, (US SOFR plus 1.750%), 6/14/30	2,600,000	2,553
4.586%, (US SOFR plus 1.800%), 4/26/33	1,588,000	1,560
KKR Group Finance Co. XII, LLC 4.850%, 5/17/32 144A	3,831,000	3,782
Liberty Mutual Group, Inc. 5.500%, 6/15/52 144A	1,556,000	1,474
Mid-America Apartments LP 3.950%, 3/15/29	1,033,000	986
4.000%, 11/15/25	1,257,000	1,248
4.300%, 10/15/23	1,053,000	1,059
Mitsubishi UFJ Financial Group, Inc. 0.953%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.550%), 7/19/25	4,857,000	4,532

Corporate Bonds (28.1%)	Shares/ Par +	Value $ (000’s)

Financial continued
1.538%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.750%), 7/20/27	1,855,000	1,638
1.640%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.670%), 10/13/27	2,842,000	2,505
2.309%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.950%), 7/20/32	3,272,000	2,664
2.341%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.830%), 1/19/28	1,622,000	1,462
2.494%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.970%), 10/13/32	930,000	765
Morgan Stanley 0.790%, (US SOFR plus 0.525%), 5/30/25	6,625,000	6,167
0.791%, (US SOFR plus 0.509%), 1/22/25	7,605,000	7,189
0.864%, (US SOFR plus 0.745%), 10/21/25	2,044,000	1,885
0.985%, (US SOFR plus 0.720%), 12/10/26	5,230,000	4,633
1.512%, (US SOFR plus 0.858%), 7/20/27	3,998,000	3,506
2.239%, (US SOFR plus 1.178%), 7/21/32	3,050,000	2,471
2.475%, (US SOFR plus 1.000%), 1/21/28	1,022,000	929
4.210%, (US SOFR plus 1.610%), 4/20/28	1,520,000	1,486
Morgan Stanley Direct Lending Fund 4.500%, 2/11/27 144A	1,411,000	1,282
NatWest Markets PLC 5.516%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.270%), 9/30/28	4,200,000	4,230
Nomura Holdings, Inc. 5.099%, 7/3/25	4,282,000	4,301
5.386%, 7/6/27	3,740,000	3,741
5.605%, 7/6/29	4,282,000	4,285
Owl Rock Capital Corp. 3.400%, 7/15/26	2,929,000	2,573
Owl Rock Capital Corp. III 3.125%, 4/13/27 144A	2,421,000	2,067
OWL Rock Core Income Corp. 4.700%, 2/8/27 144A	858,000	783
Realty Income Corp. 2.200%, 6/15/28	1,101,000	965
2.850%, 12/15/32	1,489,000	1,280
3.400%, 1/15/28	1,090,000	1,030
Regency Centers LP 2.950%, 9/15/29	2,232,000	1,961
Rexford Industrial Realty, Inc. 2.150%, 9/1/31	1,137,000	894
SBL Holdings, LLC 5.000%, 2/18/31 144A	3,558,000	2,963
Spirit Realty LP 3.400%, 1/15/30	728,000	630
Stewart Information Services Corp. 3.600%, 11/15/31	1,384,000	1,148
Store Capital Corp. 2.700%, 12/1/31	712,000	570
2.750%, 11/18/30	1,819,000	1,482
4.500%, 3/15/28	3,878,000	3,784
4.625%, 3/15/29	1,310,000	1,278
Sumitomo Mitsui Financial Group, Inc. 1.402%, 9/17/26	2,942,000	2,597

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Corporate Bonds (28.1%)	Shares/ Par +	Value $ (000’s)

Financial continued
1.902%, 9/17/28	6,641,000	5,629
Sun Communities Operating LP 2.300%, 11/1/28	1,027,000	878
4.200%, 4/15/32	2,054,000	1,867
The Toronto-Dominion Bank 4.456%, 6/8/32	3,118,000	3,083
Truist Financial Corp. 4.123%, (US SOFR plus 1.368%), 6/6/28	3,658,000	3,603
Trust Fibra Uno 6.390%, 1/15/50 144A	1,319,000	1,049
UBS Group AG 4.488%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.550%), 5/12/26 144A	2,696,000	2,686
4.751%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.750%), 5/12/28 144A	2,210,000	2,187
Wells Fargo & Co. 3.526%, (US SOFR plus 1.510%), 3/24/28	10,733,000	10,166
3.908%, (US SOFR plus 1.320%), 4/25/26	4,083,000	4,016

Total		361,239

Industrial (1.1%)
The Boeing Co. 2.196%, 2/4/26	3,889,000	3,505
3.250%, 2/1/35	1,257,000	951
3.750%, 2/1/50	2,248,000	1,586
Burlington Northern Santa Fe LLC 4.450%, 1/15/53	1,560,000	1,509
Canadian Pacific Railway Co. 1.350%, 12/2/24	2,547,000	2,396
1.750%, 12/2/26	493,000	446
2.450%, 12/2/31	414,000	354
3.000%, 12/2/41	503,000	394
Crowley Conro LLC 4.181%, 8/15/43	1,312,068	1,331
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/35	761,000	711
John Deere Capital Corp. 2.125%, 3/7/25	1,541,000	1,488
2.350%, 3/8/27	2,563,000	2,401
Northrop Grumman Corp. 4.400%, 5/1/30	3,626,000	3,621
Parker Hannifin Corp. 4.250%, 9/15/27	3,118,000	3,096
4.500%, 9/15/29	2,081,000	2,071
Union Pacific Corp. 2.400%, 2/5/30	2,013,000	1,780
2.800%, 2/14/32	2,563,000	2,281
3.375%, 2/14/42	1,232,000	1,026
3.500%, 2/14/53	1,739,000	1,416

Total		32,363

Technology (2.3%)
Advanced Micro Devices, Inc. 3.924%, 6/1/32	3,304,000	3,252
4.393%, 6/1/52	1,560,000	1,518
Apple, Inc. 2.375%, 2/8/41	833,000	637

Corporate Bonds (28.1%)	Shares/ Par +	Value $ (000’s)

Technology continued
2.550%, 8/20/60	147,000	101
2.650%, 5/11/50	1,578,000	1,164
2.650%, 2/8/51	701,000	517
2.800%, 2/8/61	728,000	522
Broadcom, Inc. 2.450%, 2/15/31 144A	1,792,000	1,440
3.150%, 11/15/25	1,342,000	1,292
3.419%, 4/15/33 144A	4,879,000	4,034
3.469%, 4/15/34 144A	2,290,000	1,864
4.000%, 4/15/29 144A	2,054,000	1,903
4.150%, 11/15/30	1,210,000	1,109
4.150%, 4/15/32 144A	1,541,000	1,391
4.926%, 5/15/37 144A	1,635,000	1,466
Dell International LLC / EMC Corp. 3.375%, 12/15/41 144A	2,547,000	1,819
3.450%, 12/15/51 144A	3,056,000	2,068
4.900%, 10/1/26	524,000	524
6.100%, 7/15/27	1,043,000	1,093
HP, Inc. 2.200%, 6/17/25	2,395,000	2,263
4.000%, 4/15/29	3,596,000	3,369
4.200%, 4/15/32	3,596,000	3,210
Intel Corp. 2.800%, 8/12/41	2,678,000	2,043
KLA-Tencor Corp. 3.300%, 3/1/50	2,447,000	1,938
4.650%, 7/15/32	2,649,000	2,702
4.950%, 7/15/52	953,000	959
5.250%, 7/15/62	1,271,000	1,310
NXP BV / NXP Funding LLC / NXP USA, Inc. 2.650%, 2/15/32	2,117,000	1,739
3.250%, 5/11/41	1,121,000	844
3.400%, 5/1/30	1,420,000	1,253
4.400%, 6/1/27	1,242,000	1,223
5.000%, 1/15/33	3,108,000	3,033
VMware, Inc. 0.600%, 8/15/23	5,016,000	4,848
1.000%, 8/15/24	3,563,000	3,333
1.400%, 8/15/26	3,585,000	3,172
1.800%, 8/15/28	618,000	513
4.700%, 5/15/30	2,060,000	1,986
Xilinx, Inc. 2.375%, 6/1/30	877,000	773

Total		68,225

Utilities (2.2%)
The AES Corp. 1.375%, 1/15/26	2,212,000	1,951
American Transmission Systems, Inc. 2.650%, 1/15/32 144A	712,000	603
Baltimore Gas & Electric Co. 2.250%, 6/15/31	1,531,000	1,303
CenterPoint Energy Houston Electric LLC 3.600%, 3/1/52	1,127,000	966
Consumers Energy Co. 2.500%, 5/1/60	870,000	563
2.650%, 8/15/52	1,127,000	789
DTE Electric Co. 2.950%, 3/1/50	1,788,000	1,364
3.650%, 3/1/52	817,000	705

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Corporate Bonds (28.1%)	Shares/ Par +	Value $ (000’s)

Utilities continued
DTE Energy Co. 1.050%, 6/1/25	1,074,000	988
Duke Energy Carolinas LLC 2.550%, 4/15/31	1,038,000	908
2.850%, 3/15/32	1,897,000	1,683
3.550%, 3/15/52	1,376,000	1,143
Duke Energy Corp. 2.550%, 6/15/31	1,226,000	1,019
3.500%, 6/15/51	311,000	234
3.750%, 9/1/46	310,000	244
Duke Energy Florida LLC 2.400%, 12/15/31	1,525,000	1,304
Duke Energy Progress LLC 2.500%, 8/15/50	1,541,000	1,052
Entergy Arkansas LLC 2.650%, 6/15/51	1,373,000	952
Eversource Energy 1.400%, 8/15/26	864,000	771
3.375%, 3/1/32	2,060,000	1,852
4.600%, 7/1/27	2,649,000	2,670
Exelon Corp. 4.100%, 3/15/52 144A	718,000	619
Florida Power & Light Co. 2.450%, 2/3/32	2,658,000	2,316
Israel Electric Corp., Ltd. 3.750%, 2/22/32 144A	960,000	858
ITC Holdings Corp. 2.700%, 11/15/22	2,076,000	2,068
Jersey Central Power & Light Co. 2.750%, 3/1/32 144A	1,677,000	1,426
Metropolitan Edison Co. 4.300%, 1/15/29 144A	1,797,000	1,768
MidAmerican Energy Co. 2.700%, 8/1/52	1,326,000	952
Mississippi Power Co. 3.100%, 7/30/51	1,835,000	1,297
3.950%, 3/30/28	1,829,000	1,780
4.250%, 3/15/42	703,000	612
NextEra Energy Capital Holdings, Inc. 4.625%, 7/15/27	2,119,000	2,148
5.000%, 7/15/32	954,000	977
Northern States Power Co. 3.200%, 4/1/52	1,033,000	811
NSTAR Electric Co. 3.100%, 6/1/51	944,000	723
4.550%, 6/1/52	1,242,000	1,208
Oncor Electric Delivery Co. LLC 2.700%, 11/15/51	981,000	717
Pacific Gas & Electric Co. 2.100%, 8/1/27	817,000	685
3.950%, 12/1/47	2,386,000	1,653
4.200%, 6/1/41	886,000	649
4.500%, 7/1/40	524,000	406
4.750%, 2/15/44	514,000	394
4.950%, 7/1/50	2,065,000	1,648
PacifiCorp 3.300%, 3/15/51	797,000	623
PECO Energy Co. 2.850%, 9/15/51	1,844,000	1,352
4.600%, 5/15/52	1,026,000	1,027

Corporate Bonds (28.1%)	Shares/ Par +	Value $ (000’s)

Utilities continued
Pennsylvania Electric Co. 3.250%, 3/15/28 144A	1,489,000	1,381
Public Service Company of Oklahoma 2.200%, 8/15/31	1,021,000	851
3.150%, 8/15/51	1,033,000	757
Public Service Electric & Gas Co. 1.900%, 8/15/31	2,049,000	1,704
2.050%, 8/1/50	424,000	264
2.700%, 5/1/50	833,000	597
Public Service Enterprise Group, Inc. 1.600%, 8/15/30	1,179,000	936
2.450%, 11/15/31	1,321,000	1,102
Southern California Edison Co. 4.125%, 3/1/48	1,148,000	945
Southern Co. Gas Capital Corp. 1.750%, 1/15/31	1,614,000	1,276
Trans-Allegheny Interstate Line Co. 3.850%, 6/1/25 144A	723,000	711
Virginia Electric & Power Co. 2.450%, 12/15/50	592,000	398
2.950%, 11/15/51	1,531,000	1,131
4.625%, 5/15/52	1,038,000	1,004
Xcel Energy, Inc. 4.600%, 6/1/32	1,551,000	1,538

Total		66,376

Total Corporate Bonds
(Cost: $938,386)		835,904

Governments (30.5%)

Governments (30.5%)
Federal Home Loan Mortgage Corp. 0.000%, 12/14/29 PO	4,007,000	3,131
Federal National Mortgage Association 0.000%, 11/15/30 PO	11,778,000	8,871
Province of Saskatchewan 3.250%, 6/8/27	1,555,000	1,547
Republic of Chile 3.500%, 1/31/34	1,486,000	1,321
4.340%, 3/7/42	3,272,000	2,913
Republic of Indonesia 3.550%, 3/31/32	961,000	874
4.300%, 3/31/52	1,360,000	1,182
Republic of Paraguay 3.849%, 6/28/33 144A	1,169,000	953
4.950%, 4/28/31 144A	612,000	565
5.400%, 3/30/50 144A	1,869,000	1,449
Republic of Peru 1.862%, 12/1/32	1,871,000	1,418
3.600%, 1/15/72	928,000	627
United Mexican States 3.500%, 2/12/34	4,483,000	3,703
3.750%, 4/19/71	2,464,000	1,537
4.280%, 8/14/41	4,444,000	3,512
4.400%, 2/12/52	2,816,000	2,116
4.500%, 4/22/29	3,291,000	3,196
4.600%, 2/10/48	576,000	455
US Treasury 0.125%, 9/30/22	16,289,000	16,221
0.125%, 4/30/23	15,360,000	15,014

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Governments (30.5%)	Shares/ Par +	Value $ (000’s)

Governments continued
0.250%, 8/31/25 ß	75,653,000	69,270
0.250%, 9/30/25	11,091,000	10,133
0.375%, 11/30/25	10,368,000	9,470
0.375%, 1/31/26	28,542,000	25,953
0.500%, 8/31/27	25,638,000	22,500
0.500%, 10/31/27	24,326,000	21,253
0.625%, 11/30/27	27,896,000	24,496
0.750%, 3/31/26	10,161,000	9,333
0.750%, 5/31/26	20,757,000	18,992
0.875%, 6/30/26	40,028,000	36,746
1.000%, 7/31/28	15,970,000	14,124
1.125%, 5/15/40	54,471,000	37,917
1.125%, 8/15/40	42,720,000	29,514
1.250%, 6/30/28	13,089,000	11,775
1.375%, 11/15/40 ß	62,459,000	44,983
1.375%, 8/15/50	16,828,000	11,077
1.375%, 10/31/28	29,289,000	26,407
1.500%, 2/15/25	28,815,000	27,694
1.500%, 8/15/26 ß	59,625,000	55,996
1.625%, 11/15/50	15,650,000	11,007
1.750%, 8/15/41 ß	101,871,000	77,490
1.875%, 2/15/41	9,911,000	7,773
1.875%, 11/15/51	6,155,000	4,618
2.000%, 8/15/51	25,688,000	19,853
2.000%, 11/15/26	16,366,000	15,647
2.250%, 5/15/41	26,452,000	22,073
2.250%, 2/15/52	17,097,000	14,070
2.375%, 2/15/42	4,991,000	4,232
2.375%, 5/15/27	29,760,000	28,809
2.500%, 4/30/24	1,775,000	1,760
2.500%, 5/31/24	4,605,000	4,563
2.625%, 5/31/27	3,611,000	3,543
2.750%, 2/15/28	26,464,000	26,002
2.750%, 5/31/29	12,496,000	12,250
2.875%, 5/15/32	16,510,000	16,324
2.875%, 5/15/52	16,746,000	15,817
2.875%, 6/15/25	7,269,000	7,240
2.875%, 4/30/29	6,658,000	6,580
3.250%, 5/15/42	3,536,000	3,451
3.250%, 6/30/27	11,789,000	11,904
3.250%, 6/30/29	16,525,000	16,721

Total		909,965

Total Governments
(Cost: $1,000,327)		909,965

Municipal Bonds (0.3%)

Municipal Bonds (0.3%)
County of Clark Department of Aviation 6.820%, 7/1/45 RB	1,780,000	2,295
North Texas Tollway Authority, Series 2009-B 6.718%, 1/1/49 RB	1,950,000	2,627
The Ohio State University 4.800%, 6/1/11 RB	1,070,000	1,073
Port Authority of New York & New Jersey 4.458%, 10/1/62 RB	3,110,000	3,024

Municipal Bonds (0.3%)	Shares/ Par +	Value $ (000’s)

Municipal Bonds continued
The University of Texas System 2.439%, 8/15/49 RB	925,000	664

Total Municipal Bonds
(Cost: $10,505)		9,683

Structured Products (43.8%)

Asset Backed Securities (10.1%)
Ally Auto Receivables Trust, Series 2022-1, Class A3 3.310%, 11/15/26	2,703,000	2,682
American Express Credit Account Master Trust, Series 2022-2, Class A 3.390%, 5/17/27	15,501,000	15,469
AmeriCredit Automobile Receivables Trust, Series 2022-1, Class A3 2.450%, 11/18/26	906,000	880
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3 4.380%, 4/18/28	2,344,000	2,365
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A 2.360%, 3/20/26 144A	2,229,000	2,124
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A 2.330%, 8/20/26 144A	1,707,000	1,623
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class A 1.660%, 2/20/28 144A	4,820,000	4,297
BA Credit Card Trust, Series 2022-A1, Class A1 3.530%, 11/15/27	4,447,000	4,439
Barclays Dryrock Issuance Trust, Series 2022- 1, Class A 3.070%, 2/15/28	5,990,000	5,896
Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2 1.390%, 7/15/30	3,405,000	2,972
Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A 3.490%, 5/15/27	9,931,000	9,937
College Avenue Student Loans LLC, Series 2017-A, Class A1 3.274%, (ICE LIBOR USD 1 Month plus 1.650%), 11/26/46 144A	902,983	894
College Avenue Student Loans LLC, Series 2018-A, Class A2 4.130%, 12/26/47 144A	769,503	738
College Avenue Student Loans LLC, Series 2019-A, Class A2 3.280%, 12/28/48 144A	1,494,797	1,449
College Avenue Student Loans LLC, Series 2021-A, Class A2 1.600%, 7/25/51 144A	1,839,658	1,628
Ford Credit Auto Lease Trust, Series 2022-A, Class A3 3.230%, 5/15/25	5,471,000	5,448
Ford Credit Auto Owner Trust, Series 2020-2, Class A 1.060%, 4/15/33 144A	1,575,000	1,424

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (43.8%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Ford Credit Auto Owner Trust, Series 2022-1, Class A 3.880%, 11/15/34 144A	7,377,000	7,283
Ford Credit Auto Owner Trust, Series 2022-A, Class A3 1.290%, 6/15/26	1,453,000	1,394
Ford Credit Auto Owner Trust, Series 2022-A, Class A4 3.370%, 7/15/25	2,104,000	2,086
Ford Credit Auto Owner Trust, Series 2022-B, Class A4 3.930%, 8/15/27	2,466,000	2,471
GM Financial Automobile Leasing Trust, Series 2022-2, Class A3 3.420%, 6/20/25	2,215,000	2,202
GM Financial Automobile Leasing Trust, Series 2022-2, Class A4 3.540%, 5/20/26	2,426,000	2,403
GM Financial Consumer Automobile Receivables Trust, Series 2022-2, Class A3 3.100%, 2/16/27	6,253,000	6,191
GM Financial Consumer Automobile Receivables Trust, Series 2022-2, Class A4 3.250%, 4/17/28	3,335,000	3,260
Hertz Vehicle Financing III LLC, Series 2021- 2A, Class A 1.680%, 12/27/27 144A	4,174,000	3,680
Hertz Vehicle Financing III LLC, Series 2022- 1A, Class A 1.990%, 6/25/26 144A	5,782,000	5,415
Hertz Vehicle Financing LLC, Series 2022-2A, Class A 2.330%, 6/26/28 144A	5,129,000	4,641
Hertz Vehicle Financing LLC, Series 2022-4A, Class A 3.730%, 9/25/26 144A	3,201,000	3,140
Hertz Vehicle Financing LLC, Series 2022-5A, Class A 3.890%, 9/25/28 144A	5,207,000	5,018
Hyundai Auto Receivables Trust, Series 2021- C, Class A4 1.030%, 12/15/27	1,869,000	1,717
Hyundai Auto Receivables Trust, Series 2022- A, Class A3 2.220%, 10/15/26	3,507,000	3,396
Hyundai Auto Receivables Trust, Series 2022- A, Class A4 2.350%, 4/17/28	1,194,000	1,137
Navient Private Education Loan Trust, Series 2014-AA, Class A3 2.924%, (ICE LIBOR USD 1 Month plus 1.600%), 10/15/31 144A	1,539,000	1,518
Navient Private Education Refi Loan Trust, Series 2018-C, Class A2 3.520%, 6/16/42 144A	168,027	168
Navient Private Education Refi Loan Trust, Series 2018-DA, Class A2A 4.000%, 12/15/59 144A	2,326,863	2,322
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420%, 1/15/43 144A	2,184,067	2,145

Structured Products (43.8%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Navient Private Education Refi Loan Trust, Series 2019-C, Class A2 3.130%, 2/15/68 144A	1,663,618	1,624
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A 3.010%, 12/15/59 144A	4,074,512	3,909
Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2 2.120%, 1/15/69 144A	1,425,144	1,340
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A 1.170%, 9/16/69 144A	2,684,371	2,517
Navient Private Education Refi Loan Trust, Series 2021-A, Class A 0.840%, 5/15/69 144A	698,317	639
Navient Private Education Refi Loan Trust, Series 2021-FA, Class A 1.110%, 2/18/70 144A	3,406,496	2,984
Navient Private Education Refi Loan Trust, Series 2022-A, Class A 2.230%, 7/15/70 144A	8,218,931	7,655
Navient Student Loan Trust, Series 2016-AA, Class A2B 3.474%, (ICE LIBOR USD 1 Month plus 2.150%), 12/15/45 144A	699,369	708
Navient Student Loan Trust, Series 2019-BA, Class A2A 3.390%, 12/15/59 144A	3,082,993	2,982
Navient Student Loan Trust, Series 2019-FA, Class A2 2.600%, 8/15/68 144A	2,417,485	2,303
Navient Student Loan Trust, Series 2020-EA, Class A 1.690%, 5/15/69 144A	140,653	132
Navient Student Loan Trust, Series 2020-HA, Class A 1.310%, 1/15/69 144A	1,469,061	1,369
Navient Student Loan Trust, Series 2020-IA, Class A1A 1.330%, 4/15/69 144A b	5,229,762	4,805
Navient Student Loan Trust, Series 2021-3A, Class A1A 1.770%, 8/25/70 144A	3,917,558	3,485
Navient Student Loan Trust, Series 2021-BA, Class A 0.940%, 7/15/69 144A	1,034,891	940
Navient Student Loan Trust, Series 2021-CA, Class A 1.060%, 10/15/69 144A	3,971,647	3,660
Navient Student Loan Trust, Series 2021-EA, Class A 0.970%, 12/16/69 144A	6,555,339	5,879
Navient Student Loan Trust, Series 2021-GA, Class A 1.580%, 4/15/70 144A	2,362,709	2,089
Nelnet Student Loan Trust, Series 2004-3, Class A5 1.364%, (ICE LIBOR USD 3 Month plus 0.180%), 10/27/36	485,508	469

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (43.8%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Nelnet Student Loan Trust, Series 2004-4, Class A5 1.344%, (ICE LIBOR USD 3 Month plus 0.160%), 1/25/37	2,406,630	2,333
Nelnet Student Loan Trust, Series 2005-1, Class A5 1.294%, (ICE LIBOR USD 3 Month plus 0.110%), 10/25/33	7,241,226	7,016
Nelnet Student Loan Trust, Series 2005-2, Class A5 2.196%, (ICE LIBOR USD 3 Month plus 0.100%), 3/23/37	6,998,873	6,762
Nelnet Student Loan Trust, Series 2005-3, Class A5 2.216%, (ICE LIBOR USD 3 Month plus 0.120%), 12/24/35	5,386,712	5,356
Nelnet Student Loan Trust, Series 2005-4, Class A4 2.276%, (ICE LIBOR USD 3 Month plus 0.180%), 3/22/32	938,310	888
Nissan Auto Lease Trust, Series 2022-A, Class A3 3.810%, 5/15/25	4,217,000	4,219
Santander Drive Auto Receivables Trust, Series 2022-2, Class A3 2.980%, 10/15/26	6,587,000	6,494
Santander Drive Auto Receivables Trust, Series 2022-3, Class A3 3.400%, 12/15/26	2,554,000	2,537
SLM Student Loan Trust, Series 2007-2, Class A4 1.244%, (ICE LIBOR USD 3 Month plus 0.060%), 7/25/22	7,532,989	7,348
SMB Private Education Loan Trust, Series 2016-B, Class A2A 2.430%, 2/17/32 144A	890,855	861
SMB Private Education Loan Trust, Series 2016-B, Class A2B 2.774%, (ICE LIBOR USD 1 Month plus 1.450%), 2/17/32 144A	836,387	833
SMB Private Education Loan Trust, Series 2016-C, Class A2B 2.424%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	919,977	918
SMB Private Education Loan Trust, Series 2018-C, Class A2A 3.630%, 11/15/35 144A	1,219,998	1,202
SMB Private Education Loan Trust, Series 2019-A, Class A2A 3.440%, 7/15/36 144A	5,056,255	4,947
SMB Private Education Loan Trust, Series 2020-BA, Class A1A 1.290%, 7/15/53 144A	3,328,470	3,017
SMB Private Education Loan Trust, Series 2021-A, Class APT1 1.070%, 1/15/53 144A	7,735,572	6,838
SMB Private Education Loan Trust, Series 2021-BA, Class 144A 1.310%, 7/17/51 144A	2,051,524	1,903

Structured Products (43.8%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
SMB Private Education Loan Trust, Series 2021-C, Class A2 2.124%, (ICE LIBOR USD 1 Month plus 0.800%), 1/15/53 144A	4,242,000	4,088
SMB Private Education Loan Trust, Series 2021-D, Class A1A 1.340%, 3/17/53 144A	6,417,448	5,952
SMB Private Education Loan Trust, Series 2021-E, Class A1A 1.680%, 2/15/51 144A	4,436,362	4,131
SMB Private Education Loan Trust, Series 2022-A, Class APT 2.850%, 11/16/54 144A	3,040,285	2,813
SMB Private Education Loan Trust, Series 2020-PTA, Class A2A 1.600%, 9/15/54 144A	3,273,387	2,981
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A 1.600%, 9/15/54 144A	9,445,095	8,666
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX 2.650%, 9/25/40 144A	77,703	76
SoFi Professional Loan Program LLC, Series 2017-E, Class A2B 2.720%, 11/26/40 144A	750,412	748
SoFi Professional Loan Program LLC, Series 2020-C, Class AFX 1.950%, 2/15/46 144A	371,560	354
SoFi Professional Loan Program LLC, Series 2021-A, Class AFX 1.030%, 8/17/43 144A	1,198,443	1,090
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX 1.140%, 2/15/47 144A	2,702,159	2,436
Synchrony Card Funding LLC, Series 2022- A1, Class A 3.370%, 4/17/28	3,793,000	3,765
Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A 3.820%, 4/25/35 144A	11,783,000	11,629
Toyota Auto Receivables Owner Trust, Series 2021-D, Class A3 0.710%, 4/15/26	1,029,000	980
Toyota Auto Receivables Owner Trust, Series 2022-B, Class A4 3.110%, 8/16/27	2,486,000	2,436
Triton Container Finance VIII LLC, Series 2020-1A, Class A 2.110%, 9/20/45 144A	1,448,828	1,288
Verizon Owner Trust, Series 2022-2, Class A 1.530%, 7/20/28	2,007,000	1,897
Verizon Owner Trust, Series 2022-4, Class A 3.400%, 11/20/28 S	4,341,000	4,302
World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A3 3.210%, 2/18/25	2,345,000	2,332

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (43.8%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
World Omni Automobile Lease Securitization Trust, Series 2022-A, Class A4 3.340%, 6/15/27	1,381,000	1,373

Total		302,150

Mortgage Securities (33.7%)
3650R Commercial Mortgage Trust, Series 2021-PF1, Class A5 2.522%, 11/15/54	1,584,000	1,372
Angel Oak Mortgage Trust, Series 2019-2, Class A1 3.628%, (AFC), 3/25/49 144A	65,313	65
Angel Oak Mortgage Trust, Series 2020-2, Class A1A 2.531%, (AFC), 1/26/65 144A	1,010,854	972
Angel Oak Mortgage Trust, Series 2020-5, Class A1 1.373%, (AFC), 5/25/65 144A	353,242	338
Angel Oak Mortgage Trust, Series 2021-6, Class A1 1.458%, (AFC), 9/25/66 144A	1,823,427	1,554
Barclays Commercial Mortgage Securities LLC, Series 2018-C2, Class ASB 4.236%, 12/15/51	729,000	732
Barclays Commercial Mortgage Securities LLC, Series 2019-C3, Class A3 3.319%, 5/15/52	363,000	340
BBCMS Mortgage Trust, Series 2022-C16, Class A5 4.600%, (AFC), 6/15/55	905,000	924
Benchmark Mortgage Trust, Series 2021-B31, Class A5 2.669%, 12/15/54	503,000	439
Benchmark Mortgage Trust, Series 2022-B35, Class A5 4.594%, 5/15/55	1,501,000	1,518
BMO Mortgage Trust, Series 2022-C2, Class A5 4.974%, (CSTR), 7/15/54	2,005,000	2,077
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 2.879%, (AFC), 7/25/49 144A S	1,355,273	1,338
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A1 2.724%, (AFC), 11/25/59 144A S	836,782	814
BX Commercial Mortgage Trust, Series 2021- VOLT, Class A 2.024%, (ICE LIBOR USD 1 Month plus 0.700%), 9/15/36 144A	6,842,000	6,599
BX Trust, Series 2021-XL2, Class A 2.013%, (ICE LIBOR USD 1 Month plus 0.689%), 10/15/38 144A	3,172,838	3,021
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB 3.367%, 6/15/50	981,052	962
Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class A5 4.580%, 6/15/55	2,008,000	2,067

Structured Products (43.8%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Citigroup Mortgage Loan Trust, Series 2005-1, Class 3A1 6.500%, 4/25/35	85,853	84
COLT Mortgage Loan Trust, Series 2021-2, Class A1 0.924%, (AFC), 8/25/66 144A	2,323,484	2,040
COLT Mortgage Loan Trust, Series 2021-4, Class A1 1.397%, (AFC), 10/25/66 144A	2,584,851	2,238
COMM Mortgage Trust, Series 2012-CR3, Class A3 2.822%, 10/15/45	819,129	818
COMM Mortgage Trust, Series 2013-CR10, Class A4 4.210%, (AFC), 8/10/46	52,000	52
COMM Mortgage Trust, Series 2013-CR11, Class A4 4.258%, 8/10/50	6,080,000	6,093
COMM Mortgage Trust, Series 2013-CR6, Class A4 3.101%, 3/10/46	4,482,000	4,460
COMM Mortgage Trust, Series 2014-UBS4, Class A4 3.420%, 8/10/47	2,348,000	2,308
COMM Mortgage Trust, Series 2015-LC19, Class A3 2.922%, 2/10/48	3,119,054	3,024
COMM Mortgage Trust, Series 2015-LC23, Class A3 3.521%, 10/10/48	1,230,000	1,200
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A3 2.805%, 3/17/54	793,000	700
CSMC Commercial Mortgage Trust, Series 2019-C16, Class A2 3.066%, 6/15/52	1,203,000	1,105
EQUS Mortgage Trust, Series 2021-EQAZ, Class A 2.079%, (ICE LIBOR USD 1 Month plus 0.755%), 10/15/38 144A	2,684,000	2,563
Federal Home Loan Bank 2.000%, 4/1/41	1,554,247	1,389
2.000%, 11/1/41	3,215,393	2,874
2.000%, 12/1/41	7,666,341	6,853
2.000%, 1/1/42	1,371,294	1,226
2.000%, 2/1/42	12,951,823	11,578
2.000%, 3/1/42	2,559,602	2,269
2.000%, 5/1/42	2,667,047	2,378
2.500%, 5/1/42	4,255,391	3,913
2.500%, 2/1/52	776,149	701
2.500%, 3/1/52	2,576,825	2,325
3.000%, 12/1/51	9,310,132	8,823
3.000%, 3/1/52	576,654	546
Federal Home Loan Mortgage Corp. 2.425%, (ICE LIBOR USD 12 Month plus 1.638%), 9/1/45	4,421,975	4,442
2.500%, 1/1/36	7,874,499	7,592
2.500%, 8/1/51	1,111,861	1,004
2.500%, 9/1/51	7,379,768	6,700
2.500%, 1/1/52	7,254,935	6,550

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (43.8%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
2.649%, (ICE LIBOR USD 12 Month plus 1.681%), 9/1/47	2,312,132	2,344
2.804%, (ICE LIBOR USD 12 Month plus 1.641%), 5/1/49	1,156,252	1,154
2.905%, (ICE LIBOR USD 12 Month plus 1.635%), 4/1/48	4,937,066	5,015
3.431%, (ICE LIBOR USD 12 Month plus 1.637%), 3/1/49	2,003,426	2,018
4.000%, 1/1/35	53,948	54
4.000%, 1/1/36	112,711	115
4.000%, 10/1/36	546,256	556
4.000%, 3/1/37	293,804	302
4.000%, 8/1/38	2,322,208	2,329
4.000%, 7/1/49	4,551,908	4,569
4.500%, 6/1/39	95,774	98
4.500%, 7/1/39	124,298	128
5.000%, 5/1/48	2,109,499	2,202
5.000%, 3/1/49	4,233,217	4,418
Federal Home Loan Mortgage Corp., Series 2012-264, Class 30 3.000%, 7/15/42	3,111,734	2,958
Federal Home Loan Mortgage Corp., Series 2017-4742, Class PA 3.000%, 10/15/47	2,370,377	2,281
Federal Home Loan Mortgage Corp., Series 2018-4767, Class KA 3.000%, 3/15/48	1,138,888	1,103
Federal Home Loan Mortgage Corp., Series 2439, Class LH 6.000%, 4/15/32	178,159	189
Federal Home Loan Mortgage Corp., Series 4205, Class PA 1.750%, 5/15/43	1,017,669	935
Federal Home Loan Mortgage Corp., Series 4426, Class QC 1.750%, 7/15/37	1,635,568	1,550
Federal Home Loan Mortgage Corp., Series 4705, Class A 4.500%, 9/15/42	25,587	26
Federal Home Loan Mortgage Corp., Series 4763, Class CA 3.000%, 9/15/38	483,421	468
Federal Home Loan Mortgage Corp., Series 4880, Class DA 3.000%, 5/15/50	2,138,153	2,068
Federal Home Loan Mortgage Corp., Series 4897, Class F 1.674%, (ICE LIBOR USD 1 Month plus 0.350%), 12/15/48	251,782	249
Federal Home Loan Mortgage Corp., Series 5091, Class AB 1.500%, 3/25/51	3,899,320	3,386
Federal Home Loan Mortgage Corp., Series 5119, Class AB 1.500%, 8/25/49	1,843,796	1,607
Federal National Mortgage Association 1.500%, 10/1/41	9,410,171	8,061
1.500%, 11/1/41	18,906,650	16,195
1.611%, (US 30 Day Average SOFR plus 2.212%), 12/1/51	1,010,959	938
2.000%, 1/1/42	2,958,128	2,630

Structured Products (43.8%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
2.000%, 2/1/42	22,213,591	19,857
2.000%, 3/1/42	9,033,784	8,031
2.000%, 10/1/51	26,691,424	23,231
2.000%, 3/1/52	4,376,460	3,817
2.072%, (ICE LIBOR USD 12 Month plus 1.579%), 6/1/45	909,485	925
2.478%, (ICE LIBOR USD 12 Month plus 1.584%), 1/1/46	2,757,319	2,806
2.500%, 12/1/35	7,572,887	7,302
2.500%, 3/1/36	4,440,667	4,282
2.500%, 4/1/36	1,667,308	1,608
2.500%, 5/1/36	9,934,003	9,567
2.500%, 6/1/36	5,450,635	5,255
2.500%, 8/1/41	2,415,028	2,217
2.500%, 2/1/42	2,816,104	2,592
2.500%, 4/1/42	2,437,350	2,243
2.500%, 5/1/42	3,509,025	3,227
2.500%, 12/1/47	6,671,951	6,077
2.500%, 8/1/50	18,141,101	16,479
2.500%, 10/1/50	4,281,300	3,896
2.500%, 6/1/51	2,975,853	2,693
2.500%, 9/1/51	3,391,175	3,067
2.500%, 12/1/51	18,524,632	16,769
2.500%, 3/1/52	3,168,330	2,861
3.000%, 1/1/43	2,701,783	2,582
3.000%, 11/1/50	8,000,852	7,579
3.000%, 6/1/51	7,173,933	6,827
3.000%, 8/1/51	7,292,903	6,939
3.000%, 12/1/54	13,184,005	12,500
3.000%, 2/1/55	1,373,656	1,304
3.000%, 7/1/60	28,898,247	27,347
3.500%, 4/1/50	3,965,605	3,887
3.500%, 7/1/50	5,054,696	4,954
3.500%, 1/1/52	4,405,362	4,318
3.500%, 2/1/52	4,424,877	4,337
4.000%, 9/1/33	861,731	876
4.000%, 12/1/36	101,477	104
4.000%, 10/1/37	617,673	628
4.000%, 6/1/38	1,426,046	1,448
4.000%, 9/1/45	556,771	562
4.000%, 1/1/46	2,741,355	2,768
4.000%, 2/1/47	1,512,957	1,521
4.000%, 4/1/47	646,978	650
4.000%, 10/1/47	515,905	519
4.000%, 7/1/48	8,494,004	8,554
4.000%, 12/1/48	1,375,822	1,386
4.000%, 2/1/49	2,366,276	2,371
4.000%, 5/1/49	1,340,380	1,344
4.000%, 12/1/49	1,324,402	1,328
4.000%, 8/1/59	1,770,195	1,774
4.206%, 7/1/52 Æ	3,496,000	3,487
4.500%, 5/1/34	35,498	37
4.500%, 6/1/41	94,797	98
4.500%, 3/1/43	1,311,516	1,354
4.500%, 10/1/45	2,001,991	2,062
4.500%, 2/1/46	68,598	70
4.500%, 7/1/48	2,198,447	2,271
4.500%, 8/1/48	2,935,194	3,011
4.500%, 10/1/48	2,518,725	2,582
4.500%, 11/1/48	1,017,771	1,047

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (43.8%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
4.500%, 1/1/49	4,587,630	4,707
4.500%, 2/1/49	2,319,460	2,380
4.500%, 6/1/49	1,894,598	1,944
4.500%, 7/1/49	1,926,518	1,976
4.500%, 8/1/49	1,736,067	1,781
5.000%, 7/1/44	129,252	135
5.000%, 10/1/48	433,820	453
5.000%, 12/1/48	1,296,177	1,350
5.000%, 8/1/49	20,495,612	21,440
5.000%, 11/1/49	1,875,382	1,946
5.500%, 12/1/48	1,532,774	1,629
5.500%, 6/1/49	4,162,212	4,438
Federal National Mortgage Association Stripped, Series 414, Class A35 3.500%, 10/25/42 PO	2,617,128	2,598
Federal National Mortgage Association, Series 2012-151, Class NX 1.500%, 1/25/43	1,138,839	1,039
Federal National Mortgage Association, Series 2013-11, Class AP 1.500%, 1/25/43	4,052,000	3,755
Federal National Mortgage Association, Series 2013-43, Class BP 1.750%, 5/25/43	1,307,963	1,203
Federal National Mortgage Association, Series 2014-73, Class MA 2.500%, 11/25/44	787,045	744
Federal National Mortgage Association, Series 2015-84, Class PA 1.700%, 8/25/33	4,720,796	4,476
Federal National Mortgage Association, Series 2016-48, Class MA 2.000%, 6/25/38	4,656,155	4,391
Federal National Mortgage Association, Series 2016-57, Class PC 1.750%, 6/25/46	8,969,497	8,036
Federal National Mortgage Association, Series 2017-13, Class PA 3.000%, 8/25/46	1,426,898	1,387
Federal National Mortgage Association, Series 2017-M7, Class A2 2.961%, (AFC), 2/25/27	1,024,580	999
Federal National Mortgage Association, Series 2018-14, Class KC 3.000%, 3/25/48	2,798,287	2,707
Federal National Mortgage Association, Series 2018-15, Class AB 3.000%, 3/25/48	599,630	585
Federal National Mortgage Association, Series 2018-8, Class KL 2.500%, 3/25/47	1,470,574	1,370
Federal National Mortgage Association, Series 2019-15, Class AB 3.500%, 5/25/53	4,052,794	4,052
Federal National Mortgage Association, Series 2019-25, Class PA 3.000%, 5/25/48	3,076,551	3,001
Federal National Mortgage Association, Series 2019-35, Class A 3.000%, 7/25/49	1,121,476	1,075

Structured Products (43.8%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Federal National Mortgage Association, Series 2020-48, Class AB 2.000%, 7/25/50	1,606,420	1,470
Federal National Mortgage Association, Series 2020-48, Class DA 2.000%, 7/25/50	4,812,545	4,318
Federal National Mortgage Association, Series 2021-27, Class EC 1.500%, 5/25/51	6,671,625	5,805
Federal National Mortgage Association, Series 2021-78, Class ND 1.500%, 11/25/51	3,852,456	3,473
Federal National Mortgage Association, Series 2022-11, Class A 2.500%, 7/25/47	6,269,539	5,940
Freddie Mac Non Gold Pool 3.912%, (US 30 Day Average SOFR plus 2.130%), 7/1/52	1,461,000	1,461
4.303%, (US 30 Day Average SOFR plus 2.130%), 7/1/52	1,798,000	1,811
Freddie Mac, Series 1582, Class M 2.500%, 5/25/49	1,933,250	1,796
Freddie Mac, Series 5201, Class CA 2.500%, 7/25/48	2,883,547	2,704
Freddie Mac, Series 5217, Class CD 2.500%, 7/25/49	2,524,473	2,432
Government National Mortgage Association 2.500%, 12/20/49	5,668,791	5,352
2.500%, 12/20/51	21,908,921	20,120
2.500%, 1/20/52	14,944,815	13,969
3.000%, 10/20/46	469,540	445
3.000%, 12/20/46	589,667	559
3.000%, 1/20/47	446,967	424
3.000%, 3/20/47	1,598,905	1,513
3.000%, 4/20/47	1,140,162	1,079
3.000%, 9/20/47	527,253	499
3.000%, 11/20/47	1,201,801	1,139
3.000%, 3/20/48	251,782	239
3.000%, 10/20/50	6,849,493	6,427
3.000%, 12/20/51	14,291,802	13,496
3.500%, 1/20/48	1,383,900	1,365
4.000%, 6/20/47	9,837,210	9,899
4.000%, 3/20/48	379,739	381
4.000%, 4/20/48	1,370,824	1,376
4.000%, 5/20/49	527,797	532
4.000%, 6/20/49	1,356,546	1,368
4.000%, 7/20/49	1,188,811	1,214
4.500%, 8/15/47	215,421	224
4.500%, 6/20/48	1,698,852	1,738
4.500%, 2/20/49	1,720,151	1,803
4.500%, 3/20/49	160,390	165
4.500%, 4/20/49	176,860	180
4.500%, 5/20/49	590,402	600
5.000%, 12/20/39	68,593	72
5.000%, 3/20/48	2,839,142	2,953
5.000%, 5/20/48	1,325,449	1,368
5.000%, 6/20/48	4,044,661	4,168
5.000%, 7/20/48	861,180	889
5.000%, 8/20/48	1,334,164	1,372
5.000%, 12/20/48	887,441	914

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (43.8%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
5.000%, 1/20/49	1,671,067	1,740
5.000%, 2/20/49	84,299	89
5.000%, 3/20/49	428,429	452
Government National Mortgage Association TBA 4.500%, 7/19/48	10,000,000	10,147
4.500%, 8/21/48	24,700,000	24,964
Government National Mortgage Association, Series 2012-141, Class WA 4.526%, 11/16/41	481,083	492
Government National Mortgage Association, Series 2017-167, Class BQ 2.500%, 8/20/44	1,475,995	1,423
Government National Mortgage Association, Series 2018-11, Class PC 2.750%, 12/20/47	1,708,804	1,634
Government National Mortgage Association, Series 2019-132, Class NA 3.500%, 9/20/49	1,279,470	1,274
Government National Mortgage Association, Series 2019-31, Class JC 3.500%, 3/20/49	918,929	910
Government National Mortgage Association, Series 2021-23, Class MG 1.500%, 2/20/51	4,554,725	4,070
Government National Mortgage Association, Series 2022-107, Class C 2.500%, 6/20/51	8,058,000	6,949
GS Mortgage Securities Trust, Series 2013- GC14, Class A5 4.243%, 8/10/46	1,372,000	1,368
GS Mortgage Securities Trust, Series 2014- GC18, Class A4 4.074%, 1/10/47	3,116,000	3,105
GS Mortgage Securities Trust, Series 2020- GC47, Class A5 2.377%, 5/12/53	1,005,000	873
GS Mortgage Securities Trust, Series 2020- GSA2, Class A4 1.721%, 12/12/53	3,499,000	2,871
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1 5.314%, 1/25/51 144A	2,386,621	2,335
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 4.166%, 12/15/46	2,999,000	2,985
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3 3.392%, 12/15/49	674,000	643
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A5 3.663%, 7/15/45	1,997,000	1,988
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A4 4.198%, 1/15/47	695,000	694
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A4 3.669%, 9/15/47	907,854	896

Structured Products (43.8%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3 2.912%, 10/15/48	5,404,415	5,230
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5 3.821%, 7/15/48	1,895,000	1,871
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1 5.250%, 12/25/24	35,300	35
MED Trust, Series 2021-MDLN, Class A 2.275%, (ICE LIBOR USD 1 Month plus 0.950%), 11/15/38 144A	4,333,000	4,143
Mello Warehouse Securitization Trust, Series 2020-2, Class A 2.424%, (ICE LIBOR USD 1 Month plus 0.800%), 11/25/53 144A	520,800	517
Mello Warehouse Securitization Trust, Series 2021-1, Class A 1.368%, (ICE LIBOR USD 1 Month plus 0.700%), 2/25/55 144A	941,000	925
Mello Warehouse Securitization Trust, Series 2021-2, Class A 2.374%, (ICE LIBOR USD 1 Month plus 0.750%), 4/25/55 144A	2,577,000	2,539
MFRA Trust, Series 2021-NQM2, Class A1 1.029%, (AFC), 11/25/64 144A	1,134,838	1,029
Morgan Stanley Capital I Trust, Series 2020- HR8, Class A3 1.790%, 7/15/53	1,911,000	1,592
Morgan Stanley Capital I Trust, Series 2022- L8, Class A5 3.922%, (CSTR), 4/15/55	1,037,000	993
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1 2.492%, (AFC), 9/25/59 144A	482,423	466
NewRez Warehouse Securitization Trust, Series 2021-1, Class A 2.374%, (ICE LIBOR USD 1 Month plus 0.750%), 5/25/55 144A	6,429,000	6,359
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1 4.500%, 10/25/25	2,120	1
Starvest Emerging Markets CBO I, Series 2020-INV1, Class A1 1.027%, (AFC), 11/25/55 144A	784,384	760
Starwood Mortgage Residential Trust, Series 2020-1, Class A1 2.275%, (AFC), 2/25/50 144A	269,171	268
Starwood Mortgage Residential Trust, Series 2020-3, Class A1 1.486%, (AFC), 4/25/65 144A	890,746	867
Starwood Mortgage Residential Trust, Series 2021-1, Class A1 1.219%, (AFC), 5/25/65 144A	991,719	932
Starwood Mortgage Residential Trust, Series 2021-4, Class A1 1.162%, (AFC), 8/25/56 144A	2,455,570	2,204
Uniform Mortgage Backed Security TBA 2.500%, 7/14/51	11,900,000	10,700
4.500%, 7/14/52	10,200,000	10,239
4.500%, 8/11/52	29,400,000	29,442

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (43.8%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
5.000%, 8/11/52	32,300,000	32,871
5.000%, 9/14/52	90,600,000	91,989
5.500%, 9/14/52	19,500,000	20,115
Verus Securitization Trust, Series 2019-4, Class A1 2.642%, (AFC), 11/25/59 144A S	929,340	924
Verus Securitization Trust, Series 2019-INV2, Class A1 2.913%, (AFC), 7/25/59 144A	548,293	547
Verus Securitization Trust, Series 2019-INV3, Class A1 2.692%, (AFC), 11/25/59 144A	461,055	450
Verus Securitization Trust, Series 2020-1, Class A1 2.417%, (AFC), 1/25/60 144A S	196,360	193
Verus Securitization Trust, Series 2020-2, Class A1 2.226%, (AFC), 5/25/60 144A	778,811	765
Verus Securitization Trust, Series 2020-5, Class A1 1.218%, (AFC), 5/25/65 144A S	386,244	366
Verus Securitization Trust, Series 2021-1, Class A1 0.815%, (AFC), 1/25/66 144A	1,268,976	1,158
Verus Securitization Trust, Series 2021-2, Class A1 1.031%, (AFC), 2/25/66 144A	2,419,518	2,187
Verus Securitization Trust, Series 2021-3, Class A1 1.046%, (AFC), 6/25/66 144A	1,776,264	1,570
Verus Securitization Trust, Series 2021-4, Class A1 0.938%, (AFC), 7/25/66 144A	2,150,656	1,882
Verus Securitization Trust, Series 2021-5, Class A1 1.013%, (AFC), 9/25/66 144A	7,955,540	6,920
Verus Securitization Trust, Series 2021-7, Class A1 1.829%, (AFC), 10/25/66 144A	3,225,252	2,898
Verus Securitization Trust, Series 2021-8, Class A1 1.824%, (AFC), 11/25/66 144A	2,343,623	2,110
Verus Securitization Trust, Series 2021-R1, Class A1 0.820%, (AFC), 10/25/63 144A	1,189,288	1,158
Verus Securitization Trust, Series 2021-R3, Class A1 1.020%, (AFC), 5/25/64 144A	1,192,072	1,134

Structured Products (43.8%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Visio Trust, Series 2020-1R, Class A1 1.312%, 11/25/55 144A	882,532	852

Total		1,003,906

Total Structured Products
(Cost: $1,363,858)		1,306,056

Short-Term Investments (5.5%)

Money Market Funds (5.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.450%#	164,401,620	164,402

Total		164,402

Total Short-Term Investments
(Cost: $164,402)		164,402

Total Investments (108.2%)
(Cost: $3,477,478)@		3,226,010

Other Assets, Less Liabilities (-8.2%)		(243,410)

Net Assets (100.0%)		2,982,600

+	All par is stated in U.S. Dollar unless otherwise noted.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022 the value of these securities (in thousands) was $405,978 representing 13.6% of the net assets.

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

b

Cash or securities with an aggregate value of $252,544 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2022.

S	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

Æ	Security valued using significant unobservable inputs.

#	7-Day yield as of 6/30/2022.

@

At June 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $3,477,478 and the net unrealized depreciation of investments based on that cost was $251,468 which is comprised of $3,700 aggregate gross unrealized appreciation and $255,168 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2022. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$-	$9,683	$-
Corporate Bonds	-	835,904	-
Governments	-	909,965	-
Structured Products
Mortgage Securities	-	1,000,419	3,487
All Others	-	302,150	-
Short-Term Investments	164,402	-	-

Total Assets:	$164,402	$3,058,121	$3,487

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2022.

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio (unaudited)

   Sector Allocation 6/30/22

Sector	% of Total Investments
Governments	83.0%
Structured Products	15.6%
Short-Term Investments	1.0%
Corporate Bonds	0.4%

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 10% of the Portfolio is invested in securities rated A by Moody’s or S&P and no more than 25% of the Portfolio is invested in securities rated Aa by Moody’s or AA by S&P.

Return of principal is not guaranteed. Bond funds have the same risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

The Portfolio may invest in securities that are issued or guaranteed by the U.S. Government or its agencies, and in derivatives designed to replicate such securities. This guarantee provides for the timely repayment of the principal and interest as applicable under the terms of the instrument, if it is held to maturity, and does not apply to derivative securities held by the Portfolio. A guarantee by the U.S. Government or its agencies does not eliminate market risk.

The Portfolio may also use derivative instruments for hedging or other purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. The potential leverage created by use of derivatives may cause the Portfolio to be more sensitive to interest rate movements and thus more volatile than other long-term U.S. Government bond funds that do not use derivatives. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The U.S. federal funds rate has been subject to frequent adjustments over the course of the last several years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Long-Term U.S. Government Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

Corporate Bonds (0.5%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical (0.1%)
United Airlines Pass-Through Trust, Series 2016-2, Class AA 2.875%, 4/7/30	152,424	139

Total		139

Industrial (0.4%)
Vessel Management Services, Inc. 3.432%, 8/15/36	403,000	392

Total		392

Total Corporate Bonds
(Cost: $556)		531

Governments (100.9%)

Governments (100.9%)
Federal National Mortgage Association 5.625%, 4/17/28	100,000	113
Resolution Funding Corp. Stripped 0.000%, 4/15/30 PO	4,800,000	3,660
0.000%, 4/15/28 IO	400,000	330
Tennessee Valley Authority Stripped 0.000%, 5/1/30 PO	500,000	380
US Treasury 1.125%, 5/15/40	6,790,000	4,726
1.125%, 8/15/40	65,580,000	45,307
1.375%, 11/15/40 ß	11,200,000	8,066
1.375%, 8/15/50	3,300,000	2,172
1.625%, 11/15/50 ß	400,000	281
1.750%, 8/15/41	2,000,000	1,521
1.875%, 2/15/41	1,900,000	1,490
1.875%, 11/15/51 ß	24,860,000	18,653
2.000%, 11/15/41	2,400,000	1,906
2.000%, 2/15/50 ß	12,920,000	10,012
2.000%, 8/15/51	4,300,000	3,323
2.250%, 2/15/52 ß	500,000	411
2.375%, 2/15/42	700,000	594
2.375%, 5/15/51	2,300,000	1,942
2.500%, 2/15/46 ß	940,000	797
2.875%, 5/15/49	1,350,000	1,259
3.000%, 11/15/45 ß	370,000	344
3.000%, 2/15/48 ß	330,000	311
3.000%, 8/15/48 ß	700,000	661
3.125%, 5/15/48	2,430,000	2,352
US Treasury Stripped 0.000%, 8/15/34 IO	850,000	579
0.000%, 11/15/43 PO	700,000	332

Total		111,522

Total Governments
(Cost: $146,974)		111,522

Structured Products (19.0%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities (0.4%)
ECMC Group Student Loan Trust, Series 2018-1A, Class A 1.756%, (ICE LIBOR USD 1 Month plus 0.750%), 2/27/68 144A	57,793	55
Hertz Vehicle Financing LLC, Series 2022-2A, Class A 2.330%, 6/26/28 144A	300,000	272
Massachusetts Educational Financing Authority, Series 2008-1, Class A1 2.134%, (ICE LIBOR USD 3 Month plus 0.950%), 4/25/38	26,669	27
Towd Point Mortgage Trust, Series 2019-4, Class A1 2.900%, (AFC), 10/25/59 144A	100,563	97

Total		451

Mortgage Securities (18.6%)
BWAY Mortgage Trust, Series 2013-1515, Class A2 3.454%, 3/10/33 144A	300,000	288
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A 2.871%, (CSTR), 11/10/31 144A	600,000	585
COMM Mortgage Trust, Series 2018-HOME, Class A 3.942%, (CSTR, AFC), 4/10/33 144A	200,000	188
COMM Mortgage Trust, Series 2016- 667M, Class A 3.140%, 10/10/36 144A	700,000	644
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3 2.388%, (CSTR), 7/25/33	282	–	π
DBWF Mortgage Trust, Series 2016-85T, Class A 3.791%, 12/10/36 144A	800,000	765
Extended Stay America Trust, Series 2021- ESH, Class A 2.405%, (ICE LIBOR USD 1 Month plus 1.080%), 7/15/38 144A	397,553	388
Federal Home Loan Mortgage Corp., Series 2752, Class EZ 5.500%, 2/15/34	128,042	135
Federal Home Loan Mortgage Corp., Series 3759, Class FB 1.824%, (ICE LIBOR USD 1 Month plus 0.500%), 11/15/40	24,036	24
Federal Home Loan Mortgage Corp., Series 4092, Class AY 3.000%, 8/15/32	2,200,000	2,134
Federal Home Loan Mortgage Corp., Series 4387, Class AZ 4.000%, 9/15/44	2,105,411	2,105
Federal Home Loan Mortgage Corp., Series 4398, Class ZX 4.000%, 9/15/54	814,917	803

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

Structured Products (19.0%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 4830, Class ZG 3.000%, 4/15/53	631,302	556
Federal Home Loan Mortgage Corp., Series T-61, Class 1A1 1.876%, (Federal Reserve US 12 Month Cumulative Avg 1 year Constant Maturity plus 1.400%), 7/25/44	4,856	5
Federal National Mortgage Association 3.600%, 2/1/40	571,814	572
5.000%, 6/1/35	24,667	26
5.000%, 2/1/36	38,091	40
5.500%, 5/1/49	33,650	35
Federal National Mortgage Association, Series 2007-39, Class NZ 4.250%, 5/25/37 ß	80,639	82
Federal National Mortgage Association, Series 2012-101, Class FC 2.124%, (ICE LIBOR USD 1 Month plus 0.500%), 9/25/42	28,911	29
Federal National Mortgage Association, Series 2016-61, Class ML 3.000%, 9/25/46	900,000	791
Freddie Mac Military Housing Bonds Resecuritization Trust, Series 2015-R1, Class A2 4.319%, (CSTR), 10/25/52 144A	565,365	541
Government National Mortgage Association, Series 2010-26, Class OW 0.000%, 2/20/40 PO	331,091	283
Government National Mortgage Association, Series 2010-75, Class OA 0.000%, 9/20/35 PO	214,764	184
GS Mortgage Securities Trust, Series 2015- 590M, Class B 3.932%, (CSTR), 10/10/35 144A	300,000	287
Hilton USA Trust, Series 2016-HHV, Class A 3.719%, 11/5/38 144A	600,000	574
Hilton USA Trust, Series 2016-HHV, Class C 4.333%, (CSTR), 11/5/38 144A	400,000	374
LUXE Trust, Series 2021-MLBH, Class A 2.305%, (ICE LIBOR USD 1 Month plus 0.980%), 11/15/26 144A	100,000	96
Merrill Lynch Mortgage Investors Trust, Series 2003-A4, Class 3A 2.968%, (CSTR, AFC), 5/25/33	619	1
Morgan Stanley Capital I Trust, Series 2021- 230P, Class A 2.493%, (ICE LIBOR USD 1 Month plus 1.169%), 12/15/23 144A	200,000	192
MSSG Trust, Series 2017-237P, Class A 3.397%, 9/13/39 144A	700,000	646
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1 2.750%, (AFC), 11/25/59 144A	113,607	108
Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class A 2.251%, (US 30 Day Average SOFR plus 1.650%), 1/25/37 144A	200,000	192

Structured Products (19.0%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1 1.925%, (ICE LIBOR USD 1 Month plus 0.660%), (AFC), 10/19/34	2,019	2
Towd Point Mortgage Trust, Series 2020-1, Class A2A 3.100%, (AFC), 1/25/60 144A	200,000	181
Uniform Mortgage Backed Security TBA 3.500%, 7/14/52	2,300,000	2,212
4.000%, 4/25/52	2,200,000	2,165
4.500%, 7/14/52	1,400,000	1,405
VNDO Trust, Series 2016-350P, Class A 3.805%, 1/10/35 144A	800,000	760
Worldwide Plaza Trust, Series 2017-WWP, Class A 3.526%, 11/10/36 144A	100,000	93

Total		20,491

Total Structured Products
(Cost: $21,906)		20,942

Short-Term Investments (1.2%)

Governments (0.7%)
US Treasury 0.000%, 8/18/22ß	1,000	1
0.000%, 9/15/22ß	800,000	797

Total		798

Money Market Funds (0.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.450%#	566,707	567

Total		567

Total Short-Term Investments
(Cost: $1,365)		1,365

Total Investments (121.6%)
(Cost: $170,801)@		134,360

Other Assets, Less Liabilities (-21.6%)		(23,860)

Net Assets (100.0%)		110,500

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

Securities Sold Short

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Uniform Mortgage Backed Security TBA	2.000%	8/11/52	$(5,300)	$(4,564)	$(4,594)

			$(5,300)	$(4,564)	$(4,594)

Exchange Traded or Centrally Cleared Derivatives Futures

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Short	USD	1,300	13	9/22	$1,459	$7	$(9)
Ten-Year US Treasury Note Future	Long	USD	700	7	9/22	830	6	7
Two-Year US Treasury Note Future	Long	USD	6,200	31	9/22	6,511	(21)	17
Ultra Long Term US Treasury Bond Future	Long	USD	4,400	44	9/22	6,791	(71)	103
Ultra Ten-Year US Treasury Note Future	Short	USD	8,500	85	9/22	10,827	79	(113)
US Treasury Long Bond Future	Short	USD	8,900	89	9/22	12,338	90	(150)

							$90	$(145)

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin (000’s)
1-Day USD-SOFR Compounded-OIS	1.750%	10/53	2,200	USD	$(37)	$403	$366	$(19)
3-Month USD-LIBOR	0.750%	3/31	1,000	USD	9	169	178	(7)
3-Month USD-LIBOR	1.250%	6/41	6,010	USD	129	1,529	1,658	(41)
3-Month USD-LIBOR	1.150%	3/51	680	USD	15	226	241	(5)

					$116	$2,327	$2,443	$(72)

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin (000’s)
1-Day USD-SOFR Compounded-OIS	1.600%	10/28	10,700	USD	$21	$(551)	$(530)	$55
3-Month USD-LIBOR	1.000%	12/25	3,170	USD	52	(270)	(218)	14
3-Month USD-LIBOR	1.250%	12/50	2,100	USD	(177)	(526)	(703)	17

					$(104)	$(1,347)	$(1,451)	$86

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$86	$127	$213	$(72)	$(272)	$(344)	$–

+ All par is stated in U.S. Dollar unless otherwise noted.

ß    Cash or securities with an aggregate value of $40,416 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2022.

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022 the value of these securities (in thousands) was $7,326 representing 6.6% of the net assets.

π Amount is less than one thousand.

# 7-Day yield as of 6/30/2022.

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

@  At June 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $136,251 and the net unrealized depreciation of investments based on that cost was $5,403 which is comprised of $2,605 aggregate gross unrealized appreciation and $8,008 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2022. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$-	$531	$-
Governments	-	111,522	-
Structured Products	-	20,942	-
Short-Term Investments
Money Market Funds	567	-	-
All Others	-	798	-
Other Financial Instruments^
Futures	182	-	-
Interest Rate Swaps	-	2,443	-
Total Assets:	$749	$136,236	$-
Liabilities:
Other Financial Instruments^
Futures	(92)	-	-
Interest Rate Swaps	-	(1,451)	-
Securities Sold Short	-	(4,594)	-
Total Liabilities:	$(92)	$(6,045)	$-

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio (unaudited)

Sector Allocation 6/30/22

Sector	% of Net Assets
Governments	51.1%
Structured Products	20.8%
Corporate Bonds	17.1%
Short-Term Investments & Other Net Assets	9.0%
Investment Companies	1.9%
Municipal Bonds	0.1%

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

The Portfolio may use derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The U.S. federal funds rate has been subject to frequent adjustments over the course of the last several years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

Inflation Protection Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

Corporate Bonds (17.1%)	Shares/ Par +	Value $ (000’s)

Communications (1.3%)
AT&T, Inc. 3.550%, 9/15/55	234,000	175
4.350%, 3/1/29	1,995,000	1,964
4.500%, 5/15/35	257,000	244
4.550%, 3/9/49	422,000	384
4.900%, 8/15/37	468,000	466
Discovery Communications LLC 4.650%, 5/15/50	285,000	224
Paramount Global 4.375%, 3/15/43	350,000	271
4.950%, 1/15/31	235,000	224
Telefonica Emisiones SAU 4.895%, 3/6/48	825,000	703
Time Warner Cable LLC 4.500%, 9/15/42	745,000	582
Verizon Communications, Inc. 1.750%, 1/20/31	10,000	8
4.329%, 9/21/28	621,000	618
4.862%, 8/21/46	295,000	290

Total		6,153

Consumer, Cyclical (1.7%)
BMW US Capital LLC 3.250%, 4/1/25 144A	658,000	650
British Airways Pass-Through Trust, Series 2020-1, Class A 2.900%, 9/15/36 144A	169,525	149
Ford Motor Credit Co. LLC 4.389%, 1/8/26	300,000	276
General Motors Financial Co., Inc. 2.700%, 8/20/27	1,530,000	1,346
The Home Depot, Inc. 2.700%, 4/15/25	552,000	542
Honda Motor Co., Ltd. 2.271%, 3/10/25	1,550,000	1,491
Lennar Corp. 4.750%, 5/30/25	870,000	869
Lowe’s Companies, Inc. 3.350%, 4/1/27	897,000	863
Magallanes, Inc. 3.638%, 3/15/25 144A	409,000	396
3.755%, 3/15/27 144A	314,000	295
Toyota Motor Credit Corp. 2.500%, 3/22/24	868,000	855

Total		7,732

Consumer, Non-cyclical (1.8%)
AbbVie, Inc. 2.950%, 11/21/26	800,000	758
Block Financial LLC 3.875%, 8/15/30	530,000	477
CVS Health Corp. 1.300%, 8/21/27	805,000	694
Duke University Health System, Inc. 3.920%, 6/1/47	268,000	244

Corporate Bonds (17.1%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
Global Payments, Inc. 3.750%, 6/1/23	212,000	210
GSK Consumer Healthcare Capital UK PLC 3.125%, 3/24/25 144A	1,002,000	976
HCA, Inc. 3.125%, 3/15/27 144A	765,000	695
Mondelez International, Inc. 2.125%, 3/17/24	204,000	199
2.750%, 4/13/30	71,000	62
Roche Holdings, Inc. 2.314%, 3/10/27 144A	1,270,000	1,189
Thermo Fisher Scientific, Inc. 1.215%, 10/18/24	2,570,000	2,435
Viatris, Inc. 4.000%, 6/22/50	92,000	61

Total		8,000

Energy (0.6%)
Enbridge, Inc. 1.600%, 10/4/26	1,150,000	1,024
Petroleos Mexicanos 3.500%, 1/30/23	130,000	128
6.700%, 2/16/32	243,000	185
Sabine Pass Liquefaction LLC 5.625%, 3/1/25	500,000	510
5.875%, 6/30/26	750,000	775
Transcontinental Gas Pipe Line Co. LLC 3.250%, 5/15/30	260,000	233

Total		2,855

Financial (9.4%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.150%, 10/29/23	658,000	627
3.000%, 10/29/28	989,000	833
6.500%, 7/15/25	706,000	722
Air Lease Corp. 2.875%, 1/15/26	776,000	712
American International Group, Inc. 3.900%, 4/1/26	1,416,000	1,387
American Tower Corp. 3.650%, 3/15/27	272,000	258
3.950%, 3/15/29	100,000	93
Aon Corp. 4.500%, 12/15/28	455,000	450
Ares Capital Corp. 4.200%, 6/10/24	488,000	479
Athene Global Funding 1.985%, 8/19/28 144A	364,000	302
3.205%, 3/8/27 144A	130,000	118
Avolon Holdings Funding, Ltd. 2.528%, 11/18/27 144A	858,000	699

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Corporate Bonds (17.1%)	Shares/ Par +	Value $ (000’s)

Financial continued
Banco Santander SA 4.175%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.000%), 3/24/28	200,000	191
5.179%, 11/19/25	1,000,000	1,000
Bank of America Corp. 2.884%, (ICE LIBOR USD 3 Month plus 1.190%), 10/22/30	512,000	447
3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	939,000	874
4.183%, 11/25/27	545,000	530
Bank of Ireland Group PLC 2.029%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.100%), 9/30/27 144A	377,000	328
The Bank of New York Mellon Corp. 3.430%, (US SOFR plus 0.565%), 6/13/25	870,000	863
The Bank of Nova Scotia 3.450%, 4/11/25	438,000	432
Barclays PLC 2.279%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.050%), 11/24/27	510,000	452
Blackstone Private Credit Fund 3.250%, 3/15/27 144A	387,000	328
Blue Owl Finance LLC 3.125%, 6/10/31 144A	85,000	66
BNP Paribas SA 4.375%, (USD 5 Year Swap Rate plus 1.483%), 3/1/33 144A	260,000	241
BOC Aviation USA Corp. 1.625%, 4/29/24 144A	696,000	667
Brighthouse Financial Global Funding 2.000%, 6/28/28 144A	251,000	216
Broadstone Net Lease LLC 2.600%, 9/15/31	182,000	148
Canadian Imperial Bank of Commerce 3.300%, 4/7/25	920,000	902
Capital One Financial Corp. 4.927%, (US SOFR plus 2.057%), 5/10/28	155,000	154
Citigroup, Inc. 3.520%, (ICE LIBOR USD 3 Month plus 1.151%), 10/27/28	399,000	373
Coinbase Global, Inc. 3.375%, 10/1/28 144A	39,000	25
Commonwealth Bank of Australia 3.610%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 2.050%), 9/12/34 144A	505,000	449
Corebridge Financial, Inc. 3.850%, 4/5/29 144A	376,000	347
Deutsche Bank AG 2.311%, (US SOFR plus 1.219%), 11/16/27	714,000	616
3.961%, (US SOFR plus 2.581%), 11/26/25	1,175,000	1,135
Discover Bank 4.682%, (USD 5 Year Swap Rate plus 1.730%), 8/9/28	1,705,000	1,658
DNB Bank ASA 2.968%, (US SOFR Index plus 0.810%), 3/28/25 144A	1,010,000	988

Corporate Bonds (17.1%)	Shares/ Par +	Value $ (000’s)

Financial continued
Fifth Third Bancorp 4.055%, (US SOFR plus 1.355%), 4/25/28	369,000	360
First-Citizens Bank & Trust Company 3.929%, (US SOFR plus 3.827%), 6/19/24	820,000	815
FS KKR Capital Corp. 3.125%, 10/12/28	165,000	132
4.250%, 2/14/25 144A	128,000	121
Global Atlantic Finance Co. 3.125%, 6/15/31 144A	265,000	211
The Goldman Sachs Group, Inc. 1.757%, (US SOFR plus 0.730%), 1/24/25	1,729,000	1,662
1.948%, (US SOFR plus 0.913%), 10/21/27	170,000	150
3.814%, (ICE LIBOR USD 3 Month plus 1.158%), 4/23/29	363,000	342
Golub Capital BDC, Inc. 2.500%, 8/24/26	181,000	152
Hercules Capital, Inc. 2.625%, 9/16/26	345,000	298
HSBC Holdings PLC 1.162%, (US SOFR plus 0.580%), 11/22/24	528,000	504
2.804%, (US SOFR plus 1.187%), 5/24/32	280,000	230
4.180%, (US SOFR plus 1.510%), 12/9/25	720,000	709
Intercontinental Exchange, Inc. 4.350%, 6/15/29	150,000	148
JPMorgan Chase & Co. 1.578%, (US SOFR plus 0.885%), 4/22/27	330,000	294
2.069%, (US SOFR plus 1.015%), 6/1/29	792,000	681
2.522%, (US SOFR plus 2.040%), 4/22/31	435,000	370
2.545%, (US SOFR plus 1.180%), 11/8/32	248,000	206
2.947%, (US SOFR plus 1.170%), 2/24/28	911,000	844
4.080%, (US SOFR plus 1.320%), 4/26/26	303,000	299
Lexington Realty Trust 2.375%, 10/1/31	250,000	193
Lloyds Banking Group PLC 2.907%, (ICE LIBOR USD 3 Month plus 0.810%), 11/7/23	815,000	812
Main Street Capital Corp. 3.000%, 7/14/26	164,000	143
5.200%, 5/1/24	744,000	742
Morgan Stanley 0.529%, (US SOFR plus 0.455%), 1/25/24	1,288,000	1,263
0.790%, (US SOFR plus 0.525%), 5/30/25	490,000	456
2.484%, (US SOFR plus 1.360%), 9/16/36	177,000	136
National Australia Bank, Ltd. 2.332%, 8/21/30 144A	332,000	267
Office Properties Income Trust 2.400%, 2/1/27	270,000	221
Ontario Teachers’ Cadillac Fairview Properties Trust 2.500%, 10/15/31 144A	202,000	172
Owl Rock Capital Corp. 3.400%, 7/15/26	1,850,000	1,625
Phillips Edison Grocery Center Operating Partnership I, LP 2.625%, 11/15/31	240,000	186
The PNC Financial Services Group, Inc. 4.626%, (US SOFR Index plus 1.850%), 6/6/33	190,000	183
Prospect Capital Corp. 3.437%, 10/15/28	159,000	122

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Corporate Bonds (17.1%)	Shares/ Par +	Value $ (000’s)

Financial continued
3.706%, 1/22/26	316,000	280
Rexford Industrial Realty, Inc. 2.150%, 9/1/31	529,000	416
Safehold Operating Partnership LP 2.850%, 1/15/32	533,000	428
Sammons Financial Group, Inc. 3.350%, 4/16/31 144A	1,565,000	1,294
4.750%, 4/8/32 144A	203,000	185
SBL Holdings, LLC 5.125%, 11/13/26 144A	345,000	335
SLM Corp. 3.125%, 11/2/26	422,000	341
Societe Generale SA 4.351%, 6/13/25 144A	400,000	399
Store Capital Corp. 2.700%, 12/1/31	67,000	54
Swedbank AB 3.356%, 4/4/25 144A	200,000	196
The Toronto-Dominion Bank 4.108%, 6/8/27	715,000	707
4.456%, 6/8/32	272,000	269
Truist Financial Corp. 4.123%, (US SOFR plus 1.368%), 6/6/28	196,000	193
UBS Group AG 1.494%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.850%), 8/10/27 144A	480,000	420
UniCredit SpA 7.830%, 12/4/23 144A	1,605,000	1,660
US Bancorp 2.491%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 0.950%), 11/3/36	495,000	403
Wells Fargo & Co. 3.526%, (US SOFR plus 1.510%), 3/24/28	307,000	291

Total		43,030

Industrial (0.3%)
DAE Funding LLC 1.550%, 8/1/24 144A	316,000	296
Raytheon Technologies Corp. 4.125%, 11/16/28	1,240,000	1,224

Total		1,520

Technology (0.8%)
Broadcom, Inc. 4.000%, 4/15/29 144A	840,000	778
Dell International LLC / EMC Corp. 6.020%, 6/15/26	440,000	457
Intel Corp. 3.200%, 8/12/61	548,000	400
KLA-Tencor Corp. 4.650%, 7/15/32	188,000	192
Qorvo, Inc. 3.375%, 4/1/31 144A	145,000	114
4.375%, 10/15/29	405,000	356
Take-Two Interactive Software, Inc. 3.550%, 4/14/25	735,000	723

Corporate Bonds (17.1%)	Shares/ Par +	Value $ (000’s)

Technology continued
VMware, Inc. 3.900%, 8/21/27	655,000	629

Total		3,649

Utilities (1.2%)
Ameren Corp. 1.950%, 3/15/27	1,470,000	1,318
CenterPoint Energy, Inc. 2.650%, 6/1/31	370,000	315
Dominion Energy, Inc. 1.450%, 4/15/26	1,200,000	1,085
Duke Energy Florida LLC 1.750%, 6/15/30	400,000	332
Duke Energy Progress LLC 2.000%, 8/15/31	780,000	646
Essential Utilities, Inc. 2.704%, 4/15/30	370,000	322
PG&E Energy Recovery Funding LLC 2.822%, 7/15/46	900,000	697
Sempra Energy 3.250%, 6/15/27	250,000	237
3.300%, 4/1/25	507,000	495

Total		5,447

Total Corporate Bonds
(Cost: $85,201)		78,386

Investment Companies (1.9%)

Investment Companies (1.9%)
Vanguard Intermediate-Term Corporate Bond ETF	94,300	7,546
Vanguard Short-Term Corporate Bond ETF	12,300	938

Total		8,484

Total Investment Companies
(Cost: $9,800)		8,484

Governments (51.1%)

Governments (51.1%)
Tennessee Valley Authority 4.700%, 7/15/33	1,658,000	1,805
US Treasury Inflation Index Bond 0.125%, 1/15/30	25,334,700	24,182
0.125%, 7/15/30	15,783,600	15,052
0.125%, 1/15/31	14,435,200	13,730
0.125%, 7/15/31	5,931,640	5,640
0.125%, 1/15/32	12,200,292	11,581
0.125%, 2/15/51	9,048,538	6,965
0.125%, 2/15/52	882,615	685
0.125%, 10/15/25	3,063,555	3,061
0.125%, 4/15/26	4,298,619	4,258
0.125%, 7/15/26	5,486,845	5,442
0.125%, 10/15/26	10,578,100	10,482
0.250%, 2/15/50	6,206,191	4,897
0.250%, 7/15/29	2,147,057	2,082
0.375%, 1/15/27	12,444,848	12,398
0.375%, 7/15/27	10,930,355	10,891
0.500%, 1/15/28	8,788,875	8,729
0.625%, 2/15/43	8,360,713	7,386
0.625%, 1/15/26	19,038,382	19,252

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Governments (51.1%)	Shares/ Par +	Value $ (000’s)

Governments continued
0.750%, 2/15/42	10,137,898	9,262
0.750%, 2/15/45	17,123,765	15,330
0.750%, 7/15/28	1,727,310	1,740
0.875%, 2/15/47	3,831,840	3,540
0.875%, 1/15/29	3,434,280	3,466
1.000%, 2/15/46	4,208,759	3,988
1.000%, 2/15/48	1,348,007	1,287
1.000%, 2/15/49	2,813,191	2,707
1.375%, 2/15/44	9,525,274	9,741
1.750%, 1/15/28	1,510,837	1,604
2.000%, 1/15/26	3,568,082	3,779
2.125%, 2/15/41	3,393,566	3,942
2.375%, 1/15/27	824,176	895
2.500%, 1/15/29	962,619	1,070
3.625%, 4/15/28	2,680,740	3,131

Total		234,000

Total Governments
(Cost: $258,531)		234,000

Municipal Bonds (0.1%)

Municipal Bonds (0.1%)
Golden State Tobacco Securitization Corp. 2.746%, 6/1/34 RB	740,000	638
Santa Clara Valley Transportation Authority 5.876%, 4/1/32 RB	50,000	54

Total Municipal Bonds
(Cost: $802)		692

Structured Products (20.8%)

Asset Backed Securities (9.5%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B 2.482%, 8/15/46 144A	2,350,000	2,003
Ares XXXIX CLO, Ltd., Series 2016-39A, Class BR2 2.644%, (ICE LIBOR USD 3 Month plus 1.600%), 4/18/31 144A	2,000,000	1,896
Bean Creek CLO, Ltd., Series 2018-1A, Class.AR 2.083%, (ICE LIBOR USD 3 Month plus 1.020%), 4/20/31 144A	1,500,000	1,456
Blackbird Capital Aircraft, Series 2021-1A, Class A 2.443%, 7/15/46 144A	905,676	774
BRE Grand Islander Timeshare Issuer, Series 2017-1A, Class A 2.940%, 5/25/29 144A	133,843	131
Cologix Canadian Issuer LP, Series 2022- 1CAN, Class A2 4.940%, 1/25/52 144A CAD ∞	1,950,000	1,414
Dryden Senior Loan Fund, Series 2016-43A, Class B2R2 3.093%, 4/20/34 144A	2,000,000	1,774
FirstKey Homes Trust, Series 2020-SFR2, Class D 1.968%, 10/19/37 144A	1,300,000	1,187
Global SC Finance SRL, Series 2021-1A, Class A 1.860%, 4/17/41 144A	1,455,192	1,295

Structured Products (20.8%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
2.170%, 10/17/40 144A	945,250	865
Global SC Finance SRL, Series 2021-2A, Class A 1.950%, 8/17/41 144A	750,939	669
Goldentree Loan Opportunities X, Ltd., Series 2015-10A, Class AR 2.183%, (ICE LIBOR USD 3 Month plus 1.120%), 7/20/31 144A	1,125,000	1,105
Goodgreen Trust, Series 2020-1A, Class A 2.630%, 4/15/55 144A	719,734	652
Goodgreen Trust, Series 2021-1A, Class A 2.660%, 10/20/56 144A	509,005	461
Greenwood Park CLO, Ltd., Series 2018-1A, Class A1 2.074%, (ICE LIBOR USD 3 Month plus 1.030%), 4/15/31 144A	1,500,000	1,468
Hilton Grand Vacations Trust, Series 2017-AA, Class A 2.660%, 12/26/28 144A	472,217	465
Hilton Grand Vacations Trust, Series 2019-AA, Class B 2.540%, 7/25/33 144A	775,600	742
J.G. Wentworth XLI LLC, Series 2018-1A, Class B 4.700%, 10/15/74 144A	395,229	384
KKR Financial CLO, Ltd., Series 2018-22A, Class A 2.213%, (ICE LIBOR USD 3 Month plus 1.150%), 7/20/31 144A	1,500,000	1,472
KKR Financial CLO, Ltd., Series 2022-1A, Class B 0.000%, (US SOFR 3 Month plus 2.600%), 7/20/31 144A	1,400,000	1,400
Magnetite CLO, Ltd., Series 2014-8A, Class.AR2 2.024%, (ICE LIBOR USD 3 Month plus 0.980%), 4/15/31 144A	1,750,000	1,724
Magnetite CLO, Ltd., Series 2021-29A, Class B 2.444%, (ICE LIBOR USD 3 Month plus 1.400%), 1/15/34 144A	1,650,000	1,553
Mosaic Solar Loans LLC, Series 2021-1, Class A 1.510%, 12/20/46 144A	1,204,549	1,038
Palmer Square CLO, Ltd., Series 2018-1A, Class A1R2 2.174%, (ICE LIBOR USD 3 Month plus 1.130%), 1/17/31 144A	1,750,000	1,724
Progress Residential Trust, Series 2021-SFR1, Class D 1.805%, 4/17/38 144A	1,000,000	873
Progress Residential Trust, Series 2021-SFR2, Class C 1.997%, 4/19/38 144A	5,050,000	4,543
Progress Residential Trust, Series 2021-SFR8, Class E1 2.382%, 10/17/38 144A	550,000	468
Rockford Tower CLO, Ltd., Series 2020-1A, Class B 2.863%, (ICE LIBOR USD 3 Month plus 1.800%), 1/20/32 144A	1,350,000	1,298

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Structured Products (20.8%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
ServiceMaster Brands, Series 2020-1, Class A2I 2.841%, 1/30/51 144A	1,234,375	1,062
Sierra Receivables Funding Co. LLC, Series 2019-3A, Class B 2.750%, 7/15/38 144A	1,025,581	985
Sierra Receivables Funding Co. LLC, Series 2021-A1, Class B 1.340%, 11/20/37 144A	1,878,880	1,748
Stratus CLO, Ltd. Series 2021-1A, Class A 1.863%, (ICE LIBOR USD 3 Month plus 0.800%), 12/29/29 144A	1,217,082	1,199
Tricon American Homes, Series 2020-SFR2, Class B 1.832%, 11/17/39 144A	1,400,000	1,230
Triton Container Finance VIII LLC, Series 2020-1A, Class A 2.110%, 9/20/45 144A	1,362,000	1,211
Wellfleet CLO, Ltd., Series 2022-1A, Class B2 4.775%, 4/15/34 144A	1,250,000	1,241

Total		43,510

Mortgage Securities (11.3%)
Agate Bay Mortgage Trust, Series 2015-7, Class A3 3.500%, (AFC), 10/25/45 144A	181,355	172
Agate Bay Mortgage Trust, Series 2016-1, Class A3 3.500%, (AFC), 12/25/45 144A	106,582	102
Angel Oak Mortgage Trust, Series 2019-6, Class A3 2.927%, (AFC), 11/25/59 144A	307,103	301
Angel Oak Mortgage Trust, Series 2019-4, Class A 3.301%, (AFC), 7/26/49 144A	54,205	54
Arroyo Mortgage Trust, Series 2021-1R, Class A2 1.483%, (CSTR, AFC), 10/25/48 144A	402,727	373
Arroyo Mortgage Trust, Series 2021-1R, Class A3 1.637%, (CSTR, AFC), 10/25/48 144A	309,790	287
BDS, Ltd., Series 2020-FL6, Class C 3.157%, (US 30 Day Average SOFR plus 2.365%), 9/15/35 144A	1,487,000	1,455
Bellemeade Re, Ltd., Series 2021-2A, Class M1C 2.776%, (US 30 Day Average SOFR plus 1.850%), 6/25/31 144A	2,108,000	1,990
Bellemeade Re, Ltd., Series 2019-3A, Class M1C 3.574%, (ICE LIBOR USD 1 Month plus 1.950%), 7/25/29 144A	1,900,000	1,864
Bellemeade Re, Ltd., Series 2021-3A, Class.M1A 1.926%, (US 30 Day Average SOFR plus 1.000%), 9/25/31 144A	1,475,000	1,456
BX Commercial Mortgage Trust, Series 2020- VIV2, Class C 3.660%, (CSTR), 3/9/44 144A	1,899,000	1,590

Structured Products (20.8%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
BX Commercial Mortgage Trust, Series 2021- VOLT, Class E 3.324%, (ICE LIBOR USD 1 Month plus 2.000%), 9/15/36 144A	1,200,000	1,118
BX Commercial Mortgage Trust, Series 2021- VOLT, Class F 3.724%, (ICE LIBOR USD 1 Month plus 2.400%), 9/15/36 144A	1,400,000	1,303
BX Trust, Series 2019-OC11, Class A 3.202%, 12/9/41 144A	1,850,000	1,653
BX Trust, Series 2019-OC11, Class C 3.856%, 12/9/41 144A	1,350,000	1,192
BX Trust, Series 2020-VIVA, Class D 3.667%, (CSTR), 3/11/44 144A	2,014,962	1,626
BXMT, Ltd., Series 2020-FL2, Class B 2.992%, (US 30 Day Average SOFR plus 1.514%), 2/15/38 144A	1,600,000	1,544
Chase Mortgage Finance Corp., Series 2021- CL1, Class M1 2.126%, (US 30 Day Average SOFR plus 1.200%), 2/25/50 144A	395,770	377
CHNGE Mortgage Trust, Series 2022-3, Class A1 5.000%, (AFC), 5/25/67 144A	625,000	611
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1 3.026%, (US 30 Day Average SOFR plus 2.100%), 3/25/42 144A	736,367	723
Credit Suisse Mortgage Trust, Series 2015- WIN1, Class A10 3.500%, (AFC), 12/25/44 144A	59,965	57
Credit Suisse Mortgage Trust, Series 2019- ICE4, Class B 2.554%, (ICE LIBOR USD 1 Month plus 1.230%), 5/15/36 144A	875,000	856
Credit Suisse Mortgage Trust, Series 2019- ICE4, Class D 2.924%, (ICE LIBOR USD 1 Month plus 1.600%), 5/15/36 144A	2,155,000	2,095
Credit Suisse Mortgage Trust, Series 2021- NQM2, Class A3 1.538%, (AFC), 2/25/66 144A	344,291	326
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3 2.856%, 5/25/65 144A	1,474,000	1,461
Deephaven Residential Mortgage Trust, Series 2021-3, Class A3 1.554%, (AFC), 8/25/66 144A	1,021,446	924
Extended Stay America Trust, Series 2021- ESH, Class E 4.175%, (ICE LIBOR USD 1 Month plus 2.850%), 7/15/38 144A	1,709,479	1,634
FARM Mortgage Trust, Series 2021-1, Class A 2.180%, (CSTR), 1/25/51 144A	2,168,944	1,922
Federal National Mortgage Association, Series 2018-C03, Class 1EB2 4.224%, (ICE LIBOR USD 1 Month plus 2.600%), 5/25/24	297,988	298
Imperial Fund Mortgage Trust, Series 2021- NQM1, Class A3 1.617%, (AFC), 6/25/56 144A	397,063	361

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Structured Products (20.8%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A 4.128%, 7/5/31 144A	2,020,000	1,988
JP Morgan Mortgage Trust, Series 2014-5, Class A1 2.846%, (AFC), 10/25/29 144A	394,616	379
JP Morgan Mortgage Trust, Series 2016-1, Class A7 3.500%, 5/25/46 144A	646,572	612
JP Morgan Mortgage Trust, Series 2017-1, Class A2 3.458%, (AFC), 1/25/47 144A	319,455	298
New Residential Mortgage Loan Trust, Series 2020-NQM2, Class A2 2.891%, (AFC), 5/24/60 144A	1,383,000	1,309
Sequoia Mortgage Trust, Series 2017-7, Class A7 3.500%, (AFC), 10/25/47 144A	1,199,523	1,112
Sequoia Mortgage Trust, Series 2019-4, Class A7 3.500%, (AFC), 11/25/49 144A	2,395,797	2,237
Sequoia Mortgage Trust, Series 2021-5, Class A4 2.500%, (AFC), 7/25/51 144A	1,667,631	1,517
SG Residential Mortgage Trust, Series 2021-1, Class A3 1.560%, (AFC), 7/25/61 144A	873,740	773
Shelter Growth CRE Issuer, Ltd., Series 2022- FL4, Class A 3.416%, (US SOFR 1 Month plus 2.296%), 6/19/37 144A	1,272,000	1,263
SLG Office Trust, Series 2021-OVA, Class C 2.850%, 7/15/41 144A	1,850,000	1,515
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E 3.000%, (AFC), 4/25/60 144A	2,503,000	2,497
Starwood Mortgage Residential Trust, Series 2021-1, Class A1 1.219%, (AFC), 5/25/65 144A	1,002,037	941
Verus Securitization Trust, Series 2020-1, Class A3 2.724%, (AFC), 1/25/60 144A S	1,078,455	1,057
Verus Securitization Trust, Series 2021-1, Class A3 1.155%, (AFC), 1/25/66 144A	870,144	787

Structured Products (20.8%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Verus Securitization Trust, Series 2021-5, Class A3 1.373%, (AFC), 9/25/66 144A	1,033,621	874
Verus Securitization Trust, Series 2022-3, Class A3 4.130%, (CSTR, AFC), 2/25/67 144A	2,355,736	2,294
Vista Point Securitization Trust, Series 2020-2, Class A3 2.496%, (AFC), 4/25/65 144A	433,094	417

Total		51,595

Total Structured Products
(Cost: $102,436)		95,105

Short-Term Investments (8.0%)

Commercial Paper (6.3%)
Chesham Finance, Ltd. 0.000%, 7/1/22	16,000,000	15,999
LMA SA / LMA Americas LLC 0.000%, 7/15/22	13,060,000	13,051

Total		29,050

Financial (0.8%)
Ares Capital Corp. 3.500%, 2/10/23	1,073,000	1,068
FNB Corp. 2.200%, 2/24/23	2,505,000	2,477

Total		3,545

Money Market Funds (0.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.450%#	2,857,142	2,857

Total		2,857

Real Estate (0.3%)
SBA Tower Trust 3.448%, 3/15/23 144A	1,228,000	1,218

Total		1,218

Total Short-Term Investments
(Cost: $36,716)		36,670

Total Investments (99.0%)
(Cost: $493,486)@		453,337

Other Assets, Less Liabilities (1.0%)		4,597

Net Assets (100.0%)		457,934

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
US Treasury Long Bond Future	Short	USD	1,200	12	9/22	$1,663	$(2)	$(37)

							$(2)	$(37)

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Total Return Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin (000’s)
CPURNSA	1.777%	6/24	11,000	USD	$-	$1,280	$1,280	$(46)
CPURNSA	1.715%	6/24	7,400	USD	-	879	879	(31)
CPURNSA	1.860%	7/24	7,500	USD	-	830	830	(35)
CPURNSA	1.858%	8/24	12,700	USD	-	1,407	1,407	(59)
CPURNSA	1.616%	10/24	7,500	USD	-	936	936	(33)
CPURNSA	2.073%	8/27	3,500	USD	-	415	415	(15)
CPURNSA	2.145%	11/27	5,000	USD	(1)	541	540	(21)
CPURNSA	1.793%	10/29	3,700	USD	-	452	452	(80)
CPURNSA	1.800%	10/29	3,700	USD	-	516	516	(15)
CPURNSA	1.884%	11/29	2,000	USD	-	265	265	(8)
CPURNSA	2.695%	8/26	10,000	USD	-	554	554	(41)
CPURNSA	2.513%	8/31	5,000	USD	1	281	282	(26)
CPURNSA	2.498%	9/31	7,000	USD	1	393	394	(37)
CPURNSA	2.333%	2/26	13,000	USD	-	1,285	1,285	(55)
CPURNSA	2.210%	1/24	8,000	USD	-	794	794	(36)
CPURNSA	2.273%	1/24	10,000	USD	-	976	976	(44)
CPURNSA	2.260%	2/25	8,000	USD	-	804	804	(38)
CPURNSA	2.243%	1/26	6,000	USD	-	622	622	(25)
CPURNSA	1.078%	6/25	3,000	USD	-	479	479	(10)
CPURNSA	1.291%	5/30	2,000	USD	-	381	381	(5)
CPURNSA	1.629%	6/30	2,000	USD	-	342	342	(7)

					$1	$14,432	$14,433	$(667)

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$-	$-	$-	$(667)	$(37)	$(704)	$-

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Morgan Stanley Capital Services, Inc.	CAD	30	24	9/14/2022	$-	π	$-	$-	π
Sell	Morgan Stanley Capital Services, Inc.	CAD	1,797	1,396	9/14/2022	34		-	34

						$34		$-	$34

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
CPURNSA	Bank of America NA	2.763%	3/23	700	$(9)	$(9)
CPURNSA	Bank of America NA	2.528%	8/24	2,750	65	65
CPURNSA	Bank of America NA	2.140%	7/25	2,900	291	291
CPURNSA	Bank of America NA	1.790%	8/25	1,500	200	200
CPURNSA	Bank of America NA	2.240%	4/27	3,500	336	336
CPURNSA	Bank of America NA	2.218%	4/27	2,000	197	197
CPURNSA	Bank of America NA	2.235%	4/27	2,000	194	194
CPURNSA	Bank of America NA	2.235%	5/27	5,000	486	486
CPURNSA	Barclays Bank PLC	2.589%	7/24	1,400	23	23
CPURNSA	Barclays Bank PLC	2.385%	9/24	4,000	166	166
CPURNSA	Barclays Bank PLC	2.363%	9/24	3,500	157	157
CPURNSA	Barclays Bank PLC	2.310%	9/24	1,400	71	71
CPURNSA	Barclays Bank PLC	2.895%	12/27	1,700	(232)	(232)
CPURNSA	Barclays Bank PLC	2.784%	7/44	1,400	(167)	(167)
CPURNSA	Goldman Sachs International	1.870%	5/26	8,500	1,222	1,222
CPURNSA	Goldman Sachs International	1.920%	5/26	7,000	969	969
CPURNSA	Goldman Sachs International	1.770%	6/26	6,000	921	921
CPURNSA	Goldman Sachs International	2.245%	11/26	3,000	303	303
CPURNSA	Goldman Sachs International	2.280%	11/26	3,000	291	291
CPURNSA	Goldman Sachs International	2.280%	11/26	4,000	388	388

					$5,872	$5,872

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$34	$6,280	$6,314	-	-	$(408)	$(408)

+	All par is stated in U.S. Dollar unless otherwise noted.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022 the value of these securities (in thousands) was $111,597 representing 24.4% of the net assets.

∞	Foreign Bond — par value is foreign denominated.

S	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

#	7-Day yield as of 6/30/2022.

@

At June 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $493,488 and the net unrealized depreciation of investments based on that cost was $19,813 which is comprised of $21,077 aggregate gross unrealized appreciation and $40,890 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2022. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$-	$692	$-
Corporate Bonds	-	78,386	-
Governments	-	234,000	-
Structured Products	-	95,105	-
Investment Companies	8,484	-	-
Short-Term Investments
Money Market Funds	2,857	-	-
All Others	-	33,813	-
Other Financial Instruments^
Forward Foreign Currency Contracts	-	34	-
Total Return Swaps	-	20,713	-
Total Assets:	$11,341	$462,743	$-
Liabilities:
Other Financial Instruments^
Futures	(2)	-	-
Total Return Swaps	-	(408)	-
Total Liabilities:	$(2)	$(408)	$-

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio (unaudited)

Sector Allocation 6/30/22

Sector	% of Net Assets
Communications	16.4%
Consumer, Non-Cyclical	16.3%
Consumer, Cyclical	16.0%
Energy	13.6%
Industrial	11.7%
Financial	7.9%
Technology	6.8%
Short-Term Investments & Other Net Assets	5.3%
Basic Materials	3.4%
Utilities	2.1%
Health Care	0.3%
Diversified	0.2%

Sector Allocation is subject to change.

Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The U.S. federal funds rate has been subject to frequent adjustments over the course of the last several years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

Common Stocks (0.6%)	Shares/ Par +	Value $ (000’s)

Communications (0.0%)
iHeartMedia, Inc. *	22,266	176

Total		176

Consumer, Non-cyclical (0.3%)
Mallinckrodt PLC *	64,634	1,605

Total		1,605

Energy (0.3%)
Superior Energy Services, Inc. *,Æ	35,182	2,164

Total		2,164

Total Common Stocks
(Cost: $2,758)		3,945

Corporate Bonds (94.1%)

Basic Materials (3.4%)
Ashland LLC 3.375%, 9/1/31 144A	825,000	671
Axalta Coating Systems LLC 3.375%, 2/15/29 144A	875,000	714
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding 4.750%, 6/15/27 144A	600,000	539
Clearwater Paper Corp. 4.750%, 8/15/28 144A	150,000	129
5.375%, 2/1/25 144A	2,500,000	2,431
Cleveland-Cliffs, Inc. 4.625%, 3/1/29 144A	1,900,000	1,677
4.875%, 3/1/31 144A	1,450,000	1,278
Coeur Mining, Inc. 5.125%, 2/15/29 144A	1,675,000	1,160
Compass Minerals International, Inc. 4.875%, 7/15/24 144A	1,400,000	1,299
6.750%, 12/1/27 144A	1,350,000	1,222
Diamond BC BV 4.625%, 10/1/29 144A	2,925,000	2,339
Element Solutions, Inc. 3.875%, 9/1/28 144A	1,650,000	1,361
Freeport-McMoRan, Inc. 5.000%, 9/1/27	300,000	298
5.250%, 9/1/29	50,000	48
H.B. Fuller Co. 4.250%, 10/15/28	525,000	441
Herens Holdco SARL 4.750%, 5/15/28 144A	2,850,000	2,368
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. 9.000%, 7/1/28 144A	725,000	573
Olympus Water US Holding Corp. 4.250%, 10/1/28 144A	1,250,000	979
6.250%, 10/1/29 144A	1,800,000	1,251
Polar US Borrower LLC 6.750%, 5/15/26 144A	1,925,000	1,344
SPCM SA 3.125%, 3/15/27 144A	250,000	211

Corporate Bonds (94.1%)	Shares/ Par +	Value $ (000’s)

Basic Materials continued
3.375%, 3/15/30 144A	425,000	333
WR Grace Holdings LLC 4.875%, 6/15/27 144A	675,000	587
5.625%, 8/15/29 144A	1,200,000	883

Total		24,136

Communications (16.4%)
AMC Networks, Inc. 4.250%, 2/15/29	325,000	263
Cars.com, Inc. 6.375%, 11/1/28 144A	1,900,000	1,601
CCO Holdings LLC / CCO Holdings Capital Corp. 4.250%, 2/1/31 144A	750,000	611
4.250%, 1/15/34 144A	1,200,000	927
4.500%, 8/15/30 144A	2,175,000	1,806
4.500%, 5/1/32	1,050,000	850
4.500%, 6/1/33 144A	1,175,000	926
4.750%, 3/1/30 144A	3,400,000	2,908
4.750%, 2/1/32 144A	450,000	368
5.000%, 2/1/28 144A	2,000,000	1,845
5.125%, 5/1/27 144A	2,975,000	2,808
5.375%, 6/1/29 144A	1,350,000	1,207
5.500%, 5/1/26 144A	275,000	268
Ciena Corp. 4.000%, 1/31/30 144A	325,000	280
CSC Holdings LLC 3.375%, 2/15/31 144A	825,000	610
4.125%, 12/1/30 144A	950,000	741
4.500%, 11/15/31 144A	2,750,000	2,121
4.625%, 12/1/30 144A	1,650,000	1,103
5.250%, 6/1/24	1,425,000	1,332
5.500%, 4/15/27 144A	1,675,000	1,518
5.750%, 1/15/30 144A	4,200,000	3,056
6.500%, 2/1/29 144A	1,450,000	1,309
7.500%, 4/1/28 144A	1,925,000	1,607
Cumulus Media New Holdings, Inc. 6.750%, 7/1/26 144A	1,751,000	1,613
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 8/15/26 144A	675,000	169
6.625%, 8/15/27 144A	1,900,000	228
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.875%, 8/15/27 144A	1,850,000	1,578
DISH DBS Corp. 5.125%, 6/1/29	2,950,000	1,792
5.750%, 12/1/28 144A	1,100,000	814
7.375%, 7/1/28	750,000	510
7.750%, 7/1/26	1,350,000	1,052
Entercom Media Corp. 6.500%, 5/1/27 144A	2,250,000	1,339
6.750%, 3/31/29 144A	1,650,000	879
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.250%, 12/1/27 144A	1,625,000	1,487

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (94.1%)	Shares/ Par +	Value $ (000’s)

Communications continued
Gray Escrow II, Inc. 5.375%, 11/15/31 144A	1,175,000	941
Gray Television, Inc. 4.750%, 10/15/30 144A	525,000	411
5.875%, 7/15/26 144A	2,575,000	2,407
7.000%, 5/15/27 144A	750,000	722
iHeartCommunications, Inc. 4.750%, 1/15/28 144A	425,000	350
5.250%, 8/15/27 144A	1,075,000	920
6.375%, 5/1/26	375,901	348
8.375%, 5/1/27	4,928,194	3,916
Intelsat Jackson Holdings SA - Series B - Contingent Value Rights *,Æ	2,774	10
Intelsat Jackson Holdings SA Escrow 5.500%, 8/1/23 *,Æ	1,525,000	–
8.500%, 10/15/24 *,Æ	800,000	–
9.750%, 7/15/25 *,Æ	475,000	–
Lamar Media Corp. 3.625%, 1/15/31	425,000	348
4.000%, 2/15/30	100,000	84
4.875%, 1/15/29	675,000	608
Match Group, Inc. 4.125%, 8/1/30 144A	2,175,000	1,816
4.625%, 6/1/28 144A	1,450,000	1,315
5.000%, 12/15/27 144A	525,000	487
Midas OpCo Holdings LLC 5.625%, 8/15/29 144A	4,450,000	3,576
Millennium Escrow Corp. 6.625%, 8/1/26 144A	1,225,000	989
News Corp. 5.125%, 2/15/32 144A	175,000	155
Nexstar Broadcasting, Inc. 4.750%, 11/1/28 144A	2,275,000	1,951
5.625%, 7/15/27 144A	3,225,000	2,943
Outfront Media Capital LLC / Outfront Media Capital Corp. 4.250%, 1/15/29 144A	1,150,000	916
4.625%, 3/15/30 144A	1,100,000	867
Scripps Escrow II, Inc. 3.875%, 1/15/29 144A	500,000	419
5.375%, 1/15/31 144A	1,175,000	937
Scripps Escrow, Inc. 5.875%, 7/15/27 144A	1,925,000	1,685
Sinclair Television Group, Inc. 4.125%, 12/1/30 144A	150,000	119
5.125%, 2/15/27 144A	3,975,000	3,351
5.500%, 3/1/30 144A	800,000	589
Sirius XM Radio, Inc. 3.125%, 9/1/26 144A	1,075,000	959
3.875%, 9/1/31 144A	3,025,000	2,409
4.000%, 7/15/28 144A	725,000	627
4.125%, 7/1/30 144A	1,775,000	1,482
5.500%, 7/1/29 144A	925,000	843
Sprint Corp. 7.625%, 2/15/25	700,000	730
TEGNA, Inc. 4.625%, 3/15/28	600,000	561
5.000%, 9/15/29	3,375,000	3,192
Telenet Finance Luxembourg Notes SARL 5.500%, 3/1/28 144A	4,400,000	3,883

Corporate Bonds (94.1%)	Shares/ Par +	Value $ (000’s)

Communications continued
Terrier Media Buyer, Inc. 8.875%, 12/15/27 144A	5,025,000	3,970
T-Mobile USA, Inc. 2.250%, 2/15/26	1,950,000	1,755
2.875%, 2/15/31	650,000	540
3.375%, 4/15/29	1,525,000	1,334
Townsquare Media, Inc. 6.875%, 2/1/26 144A	375,000	334
Twitter, Inc. 5.000%, 3/1/30 144A	700,000	664
Univision Communications, Inc. 4.500%, 5/1/29 144A	1,400,000	1,172
7.375%, 6/30/30 144A	500,000	489
UPC Broadband Finco BV 4.875%, 7/15/31 144A	3,450,000	2,812
Urban One, Inc. 7.375%, 2/1/28 144A	2,050,000	1,755
Viavi Solutions, Inc. 3.750%, 10/1/29 144A	350,000	293
Virgin Media Finance PLC 5.000%, 7/15/30 144A	2,700,000	2,140
Virgin Media Secured Finance PLC 5.500%, 5/15/29 144A	475,000	425
Virgin Media Vendor Financing Notes IV 5.000%, 7/15/28 144A	1,550,000	1,283
VMED O2 UK Financing I PLC 4.250%, 1/31/31 144A	875,000	703
4.750%, 7/15/31 144A	1,475,000	1,192
VZ Secured Financing BV 5.000%, 1/15/32 144A	1,225,000	1,017
Ziggo Bond Co. BV 5.125%, 2/28/30 144A	575,000	451
6.000%, 1/15/27 144A	2,775,000	2,456
Ziggo BV 4.875%, 1/15/30 144A	200,000	170

Total		114,347

Consumer, Cyclical (16.0%)
1011778 BC ULC / New Red Finance, Inc. 3.500%, 2/15/29 144A	525,000	444
3.875%, 1/15/28 144A	1,125,000	976
4.000%, 10/15/30 144A	5,775,000	4,634
4.375%, 1/15/28 144A	1,175,000	1,027
Academy, Ltd. 6.000%, 11/15/27 144A	1,225,000	1,119
Adient Global Holdings, Ltd. 4.875%, 8/15/26 144A	3,450,000	3,028
Affinity Gaming 6.875%, 12/15/27 144A	2,300,000	1,932
American Airlines, Inc. / AAdvantage Loyalty IP, Ltd. 5.500%, 4/20/26 144A	1,150,000	1,057
5.750%, 4/20/29 144A	1,525,000	1,302
American Builders & Contractors Supply Co., Inc. 3.875%, 11/15/29 144A	275,000	220
4.000%, 1/15/28 144A	725,000	621
Aramark Services, Inc. 5.000%, 2/1/28 144A	225,000	204
6.375%, 5/1/25 144A	2,525,000	2,470

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (94.1%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
Asbury Automotive Group, Inc. 4.625%, 11/15/29 144A	750,000	620
5.000%, 2/15/32 144A	450,000	368
BCPE Empire Holdings, Inc. 7.625%, 5/1/27 144A	4,025,000	3,277
Boyd Gaming Corp. 4.750%, 12/1/27	1,650,000	1,493
4.750%, 6/15/31 144A	575,000	486
Caesars Entertainment, Inc. 4.625%, 10/15/29 144A	825,000	641
5.750%, 7/1/25 144A	1,250,000	1,195
6.250%, 7/1/25 144A	1,600,000	1,542
8.125%, 7/1/27 144A	1,975,000	1,908
CCM Merger, Inc. 6.375%, 5/1/26 144A	275,000	250
Clarios Global LP 6.750%, 5/15/25 144A	135,000	134
Clarios Global LP / Clarios US Finance Co. 6.250%, 5/15/26 144A	270,000	260
8.500%, 5/15/27 144A	6,950,000	6,717
Dana Financing Luxembourg SARL 5.750%, 4/15/25 144A	650,000	621
Dana, Inc. 4.500%, 2/15/32	675,000	499
5.625%, 6/15/28	175,000	151
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/29 144A	3,625,000	2,677
Ford Motor Credit Co. LLC 2.700%, 8/10/26	725,000	618
3.375%, 11/13/25	3,250,000	2,927
4.000%, 11/13/30	1,975,000	1,600
4.063%, 11/1/24	1,700,000	1,613
4.125%, 8/17/27	1,350,000	1,189
4.271%, 1/9/27	1,675,000	1,502
4.389%, 1/8/26	1,975,000	1,819
5.113%, 5/3/29	2,950,000	2,645
5.125%, 6/16/25	1,600,000	1,528
Foundation Building Materials, Inc. 6.000%, 3/1/29 144A	3,300,000	2,417
The Gap, Inc. 3.625%, 10/1/29 144A	1,050,000	737
3.875%, 10/1/31 144A	475,000	331
GYP Holdings III Corp. 4.625%, 5/1/29 144A	2,475,000	1,930
H&E Equipment Services, Inc. 3.875%, 12/15/28 144A	2,775,000	2,244
Hilton Domestic Operating Co., Inc. 3.625%, 2/15/32 144A	700,000	556
3.750%, 5/1/29 144A	1,150,000	975
4.875%, 1/15/30	500,000	452
5.750%, 5/1/28 144A	550,000	523
IHO Verwaltungs GmbH 4.750%, 9/15/26 144A	2,375,000	2,042
6.000%, 5/15/27 144A	800,000	712
6.375%, 5/15/29 144A	900,000	783
Interface, Inc. 5.500%, 12/1/28 144A	850,000	720
JB Poindexter & Co., Inc. 7.125%, 4/15/26 144A	800,000	768

Corporate Bonds (94.1%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
KAR Auction Services, Inc. 5.125%, 6/1/25 144A	2,400,000	2,282
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.750%, 6/1/27 144A	550,000	529
Kontoor Brands, Inc. 4.125%, 11/15/29 144A	450,000	357
MGM Resorts International 6.000%, 3/15/23	1,725,000	1,721
Midwest Gaming Borrower LLC 4.875%, 5/1/29 144A	1,275,000	1,039
Mohegan Gaming & Entertainment 8.000%, 2/1/26 144A	4,050,000	3,443
NMG Holding Co., Inc. / Neiman Marcus Group LLC 7.125%, 4/1/26 144A	950,000	876
Penn National Gaming, Inc. 4.125%, 7/1/29 144A	575,000	436
5.625%, 1/15/27 144A	250,000	219
Raptor Acquisition Corp / Raptor Co-Issuer LLC 4.875%, 11/1/26 144A	200,000	175
Real Hero Merger Sub 2, Inc. 6.250%, 2/1/29 144A	5,025,000	3,811
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. 6.625%, 3/1/30 144A	1,675,000	1,424
Scientific Games International, Inc. 7.250%, 11/15/29 144A	1,250,000	1,172
8.625%, 7/1/25 144A	1,400,000	1,435
SeaWorld Parks & Entertainment, Inc. 5.250%, 8/15/29 144A	2,500,000	2,116
Six Flags Entertainment Corp. 5.500%, 4/15/27 144A	2,400,000	2,178
7.000%, 7/1/25 144A	275,000	278
SRS Distribution, Inc. 6.000%, 12/1/29 144A	2,125,000	1,669
6.125%, 7/1/29 144A	2,375,000	1,874
Station Casinos LLC 4.500%, 2/15/28 144A	2,000,000	1,689
4.625%, 12/1/31 144A	1,300,000	1,014
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.000%, 6/1/31 144A	2,525,000	2,147
5.875%, 3/1/27	900,000	849
White Cap Buyer LLC 6.875%, 10/15/28 144A	1,825,000	1,460
White Cap Parent LLC 8.250%, 3/15/26 144A	1,450,000	1,207
The William Carter Co. 5.625%, 3/15/27 144A	400,000	375
WMG Acquisition Corp. 3.750%, 12/1/29 144A	800,000	668
3.875%, 7/15/30 144A	325,000	270
Yum! Brands, Inc. 4.625%, 1/31/32	1,625,000	1,436
4.750%, 1/15/30 144A	725,000	658
5.375%, 4/1/32	625,000	577

Total		111,888

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (94.1%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical (16.0%)
Acadia Healthcare Co., Inc. 5.000%, 4/15/29 144A	225,000	202
5.500%, 7/1/28 144A	225,000	210
AdaptHealth LLC 4.625%, 8/1/29 144A	1,450,000	1,193
5.125%, 3/1/30 144A	1,425,000	1,201
AHP Health Partners, Inc. 5.750%, 7/15/29 144A	1,025,000	753
Albertsons Cos., Inc. / Safeway, Inc. / New Albertson’s LP / Albertson’s LLC 3.250%, 3/15/26 144A	350,000	305
3.500%, 2/15/23 144A	325,000	321
3.500%, 3/15/29 144A	2,050,000	1,659
4.875%, 2/15/30 144A	450,000	386
5.875%, 2/15/28 144A	700,000	654
7.500%, 3/15/26 144A	625,000	622
Allied Universal Holdco LLC 6.000%, 6/1/29 144A	2,225,000	1,616
6.625%, 7/15/26 144A	1,425,000	1,308
9.750%, 7/15/27 144A	4,700,000	3,978
Avantor Funding, Inc. 3.875%, 11/1/29 144A	1,825,000	1,596
4.625%, 7/15/28 144A	2,350,000	2,154
Bausch Health Cos., Inc. 4.875%, (ICE LIBOR USD 3 Month plus 3.000%), 6/1/28 144A	350,000	274
5.000%, 1/30/28 144A	1,200,000	639
5.000%, 2/15/29 144A	625,000	325
5.250%, 1/30/30 144A	1,900,000	982
5.250%, 2/15/31 144A	625,000	320
5.500%, 11/1/25 144A	725,000	637
5.750%, 8/15/27 144A	775,000	642
6.125%, 2/1/27 144A	300,000	255
6.250%, 2/15/29 144A	1,775,000	945
7.250%, 5/30/29 144A	2,200,000	1,194
8.500%, 1/31/27 144A	2,175,000	1,525
9.000%, 12/15/25 144A	850,000	628
9.250%, 4/1/26 144A	525,000	375
Bellring Brands, Inc. 7.000%, 3/15/30 144A	1,850,000	1,744
Catalent Pharma Solutions, Inc. 3.500%, 4/1/30 144A	700,000	571
Centene Corp. 2.625%, 8/1/31	725,000	577
3.000%, 10/15/30	375,000	311
3.375%, 2/15/30	900,000	763
4.250%, 12/15/27	2,400,000	2,240
4.625%, 12/15/29	2,425,000	2,261
Charles River Laboratories International, Inc. 3.750%, 3/15/29 144A	525,000	456
4.000%, 3/15/31 144A	550,000	469
CHS / Community Health Systems, Inc. 5.250%, 5/15/30 144A	1,000,000	760
5.625%, 3/15/27 144A	750,000	635
6.000%, 1/15/29 144A	225,000	186
6.125%, 4/1/30 144A	1,275,000	778
6.875%, 4/15/29 144A	2,825,000	1,822
8.000%, 3/15/26 144A	825,000	751
DaVita, Inc. 4.625%, 6/1/30 144A	975,000	760

Corporate Bonds (94.1%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
Edgewell Personal Care Co. 4.125%, 4/1/29 144A	1,000,000	825
5.500%, 6/1/28 144A	875,000	796
Embecta Corp. 5.000%, 2/15/30 144A	525,000	441
6.750%, 2/15/30 144A	1,475,000	1,328
Endo Finance LLC / Endo Finco, Inc. 6.000%, 6/30/28 144A	1,100,000	85
Garda World Security Corp. 4.625%, 2/15/27 144A	875,000	753
6.000%, 6/1/29 144A	2,375,000	1,826
Gartner, Inc. 3.750%, 10/1/30 144A	550,000	468
4.500%, 7/1/28 144A	250,000	230
Global Medical Response, Inc. 6.500%, 10/1/25 144A	3,025,000	2,695
Grifols Escrow Issuer SA 4.750%, 10/15/28 144A	475,000	412
GW B-CR Security Corp. 9.500%, 11/1/27 144A	4,969,000	4,545
HCA, Inc. 3.500%, 9/1/30	1,400,000	1,191
5.375%, 2/1/25	1,250,000	1,243
5.875%, 2/15/26	1,050,000	1,055
HealthEquity, Inc. 4.500%, 10/1/29 144A	1,700,000	1,488
Jazz Securities DAC 4.375%, 1/15/29 144A	1,825,000	1,623
Kraft Heinz Foods Co. 5.200%, 7/15/45	1,400,000	1,296
LifePoint Health, Inc. 4.375%, 2/15/27 144A	625,000	536
5.375%, 1/15/29 144A	150,000	110
6.750%, 4/15/25 144A	825,000	797
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 1.000%, 6/15/29 144A	1,839,000	1,287
MEDNAX, Inc. 5.375%, 2/15/30 144A	1,125,000	964
Mozart Debt Merger Sub, Inc. 3.875%, 4/1/29 144A	1,625,000	1,384
5.250%, 10/1/29 144A	5,825,000	4,784
MPH Acquisition Holdings LLC 5.500%, 9/1/28 144A	900,000	801
5.750%, 11/1/28 144A	4,500,000	3,729
The Nielsen Co. Luxembourg SARL 5.000%, 2/1/25 144A	1,275,000	1,246
Nielsen Finance LLC / Nielsen Finance Co. 4.500%, 7/15/29 144A	475,000	429
4.750%, 7/15/31 144A	625,000	562
5.625%, 10/1/28 144A	875,000	813
5.875%, 10/1/30 144A	1,050,000	964
Organon Finance 1 LLC 4.125%, 4/30/28 144A	425,000	376
5.125%, 4/30/31 144A	1,800,000	1,553
Performance Food Group, Inc. 4.250%, 8/1/29 144A	1,425,000	1,190
Post Holdings, Inc. 4.500%, 9/15/31 144A	850,000	695
4.625%, 4/15/30 144A	1,550,000	1,308

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (94.1%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
5.500%, 12/15/29 144A	900,000	805
5.625%, 1/15/28 144A	975,000	926
5.750%, 3/1/27 144A	1,405,000	1,361
Prestige Brands, Inc. 3.750%, 4/1/31 144A	700,000	580
5.125%, 1/15/28 144A	425,000	395
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.750%, 12/1/26 144A	3,025,000	2,942
Signal Parent, Inc. 6.125%, 4/1/29 144A	1,950,000	1,219
Syneos Health, Inc. 3.625%, 1/15/29 144A	925,000	783
Team Health Holdings, Inc. 6.375%, 2/1/25 144A	1,875,000	1,309
Teleflex, Inc. 4.250%, 6/1/28 144A	250,000	226
4.625%, 11/15/27	450,000	415
Tenet Healthcare Corp. 4.250%, 6/1/29 144A	225,000	190
4.625%, 7/15/24	576,000	553
4.625%, 6/15/28 144A	125,000	109
4.875%, 1/1/26 144A	1,200,000	1,104
5.125%, 11/1/27 144A	1,450,000	1,305
6.125%, 10/1/28 144A	2,450,000	2,097
6.125%, 6/15/30 144A	775,000	715
6.250%, 2/1/27 144A	1,125,000	1,036
6.750%, 6/15/23	750,000	772
United Rentals North America, Inc. 3.875%, 2/15/31	275,000	232
4.875%, 1/15/28	1,225,000	1,158
5.250%, 1/15/30	425,000	394
5.500%, 5/15/27	400,000	392
US Foods, Inc. 4.625%, 6/1/30 144A	700,000	590
4.750%, 2/15/29 144A	1,500,000	1,311
6.250%, 4/15/25 144A	225,000	224
ZipRecruiter, Inc. 5.000%, 1/15/30 144A	450,000	378

Total		111,332

Diversified (0.2%)
Stena International SA 6.125%, 2/1/25 144A	1,325,000	1,259

Total		1,259

Energy (13.3%)
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375%, 6/15/29 144A	2,200,000	1,970
5.750%, 3/1/27 144A	2,375,000	2,209
5.750%, 1/15/28 144A	2,600,000	2,367
7.875%, 5/15/26 144A	675,000	674
Antero Resources Corp. 5.375%, 3/1/30 144A	925,000	843
7.625%, 2/1/29 144A	417,000	424
8.375%, 7/15/26 144A	211,000	223
Archrock Partners LP 6.250%, 4/1/28 144A	1,975,000	1,748
6.875%, 4/1/27 144A	3,100,000	2,827

Corporate Bonds (94.1%)	Shares/ Par +	Value $ (000’s)

Energy continued
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 5.875%, 6/30/29 144A	600,000	528
7.000%, 11/1/26 144A	1,650,000	1,534
8.250%, 12/31/28 144A	575,000	548
9.000%, 11/1/27 144A	414,000	520
Berry Petroleum Co. LLC 7.000%, 2/15/26 144A	875,000	770
Callon Petroleum Co. 6.375%, 7/1/26	900,000	830
7.500%, 6/15/30 144A	250,000	230
8.250%, 7/15/25	425,000	414
Centennial Resource Production LLC 5.375%, 1/15/26 144A	25,000	23
6.875%, 4/1/27 144A	1,725,000	1,638
Cheniere Energy Partners LP 3.250%, 1/31/32 144A	550,000	433
4.000%, 3/1/31	1,500,000	1,275
4.500%, 10/1/29	1,150,000	1,027
Cheniere Energy, Inc. 4.625%, 10/15/28	975,000	878
Chesapeake Energy Corp. 5.875%, 2/1/29 144A	225,000	212
Chesapeake Energy Corp. Escrow 7.000%, 10/1/24 *	1,000,000	18
CNX Midstream Partners LP 4.750%, 4/15/30 144A	1,125,000	945
Comstock Resources, Inc. 5.875%, 1/15/30 144A	650,000	559
6.750%, 3/1/29 144A	2,400,000	2,149
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 8.000%, 4/1/29 144A	1,375,000	1,277
CrownRock LP / CrownRock Finance, Inc. 5.000%, 5/1/29 144A	325,000	291
5.625%, 10/15/25 144A	3,025,000	2,843
DT Midstream, Inc. 4.375%, 6/15/31 144A	1,450,000	1,214
Endeavor Energy Resources LP / EER Finance, Inc. 5.750%, 1/30/28 144A	850,000	810
6.625%, 7/15/25 144A	775,000	779
Enviva Partners LP / Enviva Partners Finance Corp. 6.500%, 1/15/26 144A	3,600,000	3,478
EQM Midstream Partners LP 4.500%, 1/15/29 144A	1,050,000	852
4.750%, 1/15/31 144A	1,325,000	1,057
5.500%, 7/15/28	1,925,000	1,662
6.000%, 7/1/25 144A	331,000	317
6.500%, 7/1/27 144A	1,825,000	1,697
6.500%, 7/15/48	1,025,000	782
7.500%, 6/1/27 144A	750,000	723
EQT Corp. 3.625%, 5/15/31 144A	500,000	432
3.900%, 10/1/27	425,000	396
5.000%, 1/15/29	350,000	339
Hess Midstream Operations LP 4.250%, 2/15/30 144A	625,000	523
5.500%, 10/15/30 144A	475,000	426

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (94.1%)	Shares/ Par +	Value $ (000’s)

Energy continued
Hess Midstream Partners LP 5.125%, 6/15/28 144A	1,300,000	1,167
Holly Energy Partners LP / Holly Energy Finance Corp. 5.000%, 2/1/28 144A	1,725,000	1,477
6.375%, 4/15/27 144A	425,000	400
Nabors Industries, Ltd. 7.250%, 1/15/26 144A	1,450,000	1,286
7.375%, 5/15/27 144A	225,000	214
7.500%, 1/15/28 144A	950,000	817
NuStar Logistics LP 5.625%, 4/28/27	1,900,000	1,701
Oasis Petroleum, Inc. 6.375%, 6/1/26 144A	525,000	486
Occidental Petroleum Corp. 5.875%, 9/1/25	1,225,000	1,220
6.375%, 9/1/28	125,000	127
6.450%, 9/15/36	1,225,000	1,256
6.625%, 9/1/30	1,400,000	1,442
8.000%, 7/15/25	625,000	658
8.875%, 7/15/30	1,600,000	1,837
PDC Energy, Inc. 5.750%, 5/15/26	1,525,000	1,423
6.125%, 9/15/24	213,000	212
Precision Drilling Corp. 6.875%, 1/15/29 144A	375,000	336
7.125%, 1/15/26 144A	1,175,000	1,105
Range Resources Corp. 4.750%, 2/15/30 144A	475,000	426
4.875%, 5/15/25	350,000	341
5.000%, 3/15/23	113,000	112
8.250%, 1/15/29	875,000	892
Rattler Midstream LP 5.625%, 7/15/25 144A	875,000	875
Rockcliff Energy II LLC 5.500%, 10/15/29 144A	1,025,000	933
SM Energy Co. 5.625%, 6/1/25	1,000,000	945
6.500%, 7/15/28	200,000	184
6.625%, 1/15/27	250,000	234
6.750%, 9/15/26	1,100,000	1,038
Southwestern Energy Co. 4.750%, 2/1/32	725,000	620
5.375%, 3/15/30	300,000	276
8.375%, 9/15/28	1,100,000	1,159
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.750%, 4/15/25	1,675,000	1,311
Tap Rock Resources LLC 7.000%, 10/1/26 144A	1,175,000	1,109
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.000%, 1/15/28	1,675,000	1,595
5.500%, 3/1/30	2,250,000	2,147
6.500%, 7/15/27	300,000	307
TerraForm Power Operating LLC 4.750%, 1/15/30 144A	1,725,000	1,477
5.000%, 1/31/28 144A	1,775,000	1,608

Corporate Bonds (94.1%)	Shares/ Par +	Value $ (000’s)

Energy continued
TransMontaigne Partners LP / TLP Finance Corp. 6.125%, 2/15/26	1,175,000	1,038
Ultra Resources, Inc. Contingent Value Rights *,Æ	1,380	–
USA Compression Finance Corp. 6.875%, 4/1/26	3,550,000	3,229
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 9/1/27	1,475,000	1,309
Western Gas Partners LP 4.500%, 3/1/28	1,100,000	996
5.300%, 3/1/48	2,650,000	2,136
5.450%, 4/1/44	650,000	540
5.500%, 8/15/48	400,000	326
Western Midstream Operating LP 4.550%, 2/1/30	325,000	281
4.650%, 7/1/26	175,000	165

Total		92,487

Financial (7.9%)
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.750%, 10/15/27 144A	1,550,000	1,375
AmWINS Group, Inc. 4.875%, 6/30/29 144A	2,575,000	2,109
Ardonagh Midco 2 PLC 11.500%, 1/15/27 144A Þ	2,264,571	2,359
AssuredPartners, Inc. 5.625%, 1/15/29 144A	1,300,000	1,041
7.000%, 8/15/25 144A	3,250,000	3,053
BroadStreet Partners, Inc. 5.875%, 4/15/29 144A	5,375,000	4,205
Cushman & Wakefield US Borrower LLC 6.750%, 5/15/28 144A	400,000	371
GTCR AP Finance, Inc. 8.000%, 5/15/27 144A	1,725,000	1,615
HUB International, Ltd. 5.625%, 12/1/29 144A	2,575,000	2,127
7.000%, 5/1/26 144A	9,925,000	9,333
LD Holdings Group LLC 6.125%, 4/1/28 144A	1,575,000	960
Navient Corp. 5.000%, 3/15/27	450,000	370
5.500%, 3/15/29	1,650,000	1,272
6.750%, 6/25/25	1,175,000	1,060
6.750%, 6/15/26	350,000	310
NFP Corp. 6.875%, 8/15/28 144A	6,950,000	5,734
Rocket Mortgage LLC / Rocket Mortgage Co- Issuer, Inc. 2.875%, 10/15/26 144A	1,200,000	992
3.625%, 3/1/29 144A	1,475,000	1,160
3.875%, 3/1/31 144A	1,525,000	1,143
4.000%, 10/15/33 144A	1,200,000	852
Ryan Specialty Group LLC 4.375%, 2/1/30 144A	650,000	565
United Shore Financial Services LLC 5.500%, 11/15/25 144A	2,950,000	2,527

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (94.1%)	Shares/ Par +	Value $ (000’s)

Financial continued
United Wholesale Mortgage LLC 5.500%, 4/15/29 144A	1,725,000	1,321
5.750%, 6/15/27 144A	725,000	581
USIS Merger Sub, Inc. 6.875%, 5/1/25 144A	4,775,000	4,608
VICI Properties LP / VICI Note Co., Inc. 3.500%, 2/15/25 144A	125,000	117
3.875%, 2/15/29 144A	200,000	172
4.250%, 12/1/26 144A	1,125,000	1,027
4.500%, 9/1/26 144A	450,000	414
4.625%, 6/15/25 144A	400,000	381
4.625%, 12/1/29 144A	1,350,000	1,207
5.625%, 5/1/24 144A	475,000	469
5.750%, 2/1/27 144A	225,000	214

Total		55,044

Health Care (0.3%)
IQVIA, Inc. 5.000%, 10/15/26 144A	1,375,000	1,309
5.000%, 5/15/27 144A	750,000	710

Total		2,019

Industrial (11.7%)
ARD Finance SA 6.500%, 6/30/27 144A	3,057,214	2,268
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.000%, 9/1/29 144A	1,975,000	1,585
5.250%, 8/15/27 144A	6,400,000	4,564
Ball Corp. 2.875%, 8/15/30	1,575,000	1,268
3.125%, 9/15/31	300,000	242
Berry Global Escrow Corp. 4.875%, 7/15/26 144A	1,125,000	1,074
5.625%, 7/15/27 144A	1,150,000	1,100
Clydesdale Acquisition Holdings, Inc. 8.750%, 4/15/30 144A	6,900,000	5,952
Cornerstone Building Brands, Inc. 6.125%, 1/15/29 144A	900,000	578
CP Atlas Buyer, Inc. 7.000%, 12/1/28 144A	3,500,000	2,528
Crown Americas LLC 5.250%, 4/1/30 144A	400,000	375
Crown Americas LLC / Crown Americas Capital Corp. VI 4.750%, 2/1/26	1,175,000	1,118
Energizer Holdings, Inc. 4.375%, 3/31/29 144A	2,400,000	1,843
4.750%, 6/15/28 144A	900,000	714
6.500%, 12/31/27 144A	575,000	504
Gates Global LLC / Gates Global Co. 6.250%, 1/15/26 144A	5,050,000	4,684
Graphic Packaging International LLC 3.500%, 3/15/28 144A	425,000	366
3.500%, 3/1/29 144A	450,000	378
3.750%, 2/1/30 144A	175,000	148
4.750%, 7/15/27 144A	500,000	472
II-VI, Inc. 5.000%, 12/15/29 144A	1,800,000	1,571

Corporate Bonds (94.1%)	Shares/ Par +	Value $ (000’s)

Industrial continued
Koppers, Inc. 6.000%, 2/15/25 144A	3,850,000	3,575
Madison IAQ LLC 4.125%, 6/30/28 144A	250,000	206
5.875%, 6/30/29 144A	4,800,000	3,678
Mauser Packaging Solutions 5.500%, 4/15/24 144A	975,000	931
7.250%, 4/15/25 144A	2,450,000	2,138
MIWD Holdco II LLC / MIWD Finance Corp. 5.500%, 2/1/30 144A	375,000	302
OI European Group BV 4.750%, 2/15/30 144A	450,000	377
Owens-Brockway Glass Container, Inc. 5.375%, 1/15/25 144A	2,075,000	1,950
5.875%, 8/15/23 144A	597,000	591
6.375%, 8/15/25 144A	925,000	883
6.625%, 5/13/27 144A	375,000	350
Redwood Star Merger Sub, Inc. 8.750%, 4/1/30 144A	2,450,000	2,052
Sealed Air Corp. 5.000%, 4/15/29 144A	550,000	514
Standard Industries, Inc. 3.375%, 1/15/31 144A	725,000	535
4.375%, 7/15/30 144A	1,425,000	1,124
4.750%, 1/15/28 144A	1,325,000	1,133
5.000%, 2/15/27 144A	3,375,000	3,012
TK Elevator Holdco GmbH 5.250%, 7/15/27 144A	2,175,000	1,939
TK Elevator US Newco, Inc. 7.625%, 7/15/28 144A	1,121,000	1,006
TransDigm UK Holdings PLC 6.875%, 5/15/26	1,775,000	1,655
TransDigm, Inc. 4.625%, 1/15/29	2,275,000	1,831
4.875%, 5/1/29	775,000	631
5.500%, 11/15/27	1,250,000	1,060
6.250%, 3/15/26 144A	2,650,000	2,554
6.375%, 6/15/26	1,850,000	1,730
7.500%, 3/15/27	675,000	637
Trident TPI Holdings, Inc. 6.625%, 11/1/25 144A	2,225,000	2,041
9.250%, 8/1/24 144A	1,450,000	1,327
Trivium Packaging Finance BV 5.500%, 8/15/26 144A	525,000	496
8.500%, 8/15/27 144A	3,550,000	3,328
TTM Technologies, Inc. 4.000%, 3/1/29 144A	950,000	799
Watco Cos. LLC / Watco Finance Corp. 6.500%, 6/15/27 144A	2,150,000	1,969
WESCO Distribution, Inc. 7.125%, 6/15/25 144A	775,000	773
7.250%, 6/15/28 144A	1,075,000	1,063

Total		81,522

Technology (6.8%)
AMG AG 7.000%, 7/31/25 144A	1,050,000	1,001
Black Knight InfoServ LLC 3.625%, 9/1/28 144A	1,225,000	1,060

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (94.1%)	Shares/ Par +	Value $ (000’s)

Technology continued
Booz Allen Hamilton, Inc. 3.875%, 9/1/28 144A	400,000	354
4.000%, 7/1/29 144A	250,000	218
Boxer Parent Co., Inc. 9.125%, 3/1/26 144A	375,000	350
CDW LLC / CDW Finance Corp. 3.250%, 2/15/29	200,000	169
Central Parent, Inc. / Central Merger Sub, Inc. 7.250%, 6/15/29 144A	1,950,000	1,877
Clarivate Science Holdings Corp. 3.875%, 7/1/28 144A	350,000	292
4.875%, 7/1/29 144A	1,775,000	1,457
Condor Merger Sub, Inc. 7.375%, 2/15/30 144A	4,625,000	3,759
Consensus Cloud Solutions, Inc. 6.000%, 10/15/26 144A	725,000	624
6.500%, 10/15/28 144A	1,500,000	1,238
Diebold Nixdorf, Inc. 9.375%, 7/15/25 144A	325,000	227
The Dun & Bradstreet Corp. 5.000%, 12/15/29 144A	1,175,000	1,015
Elastic NV 4.125%, 7/15/29 144A	1,800,000	1,503
Entegris Escrow Corp. 5.950%, 6/15/30 144A	675,000	642
Entegris, Inc. 3.625%, 5/1/29 144A	725,000	606
Fair Isaac Corp. 4.000%, 6/15/28 144A	625,000	554
Helios Software Holdings, Inc. 4.625%, 5/1/28 144A	1,800,000	1,429
Logan Merger Sub, Inc. 5.500%, 9/1/27 144A	2,875,000	2,002
Minerva Merger Sub, Inc. 6.500%, 2/15/30 144A	5,475,000	4,553
NCR Corp. 5.000%, 10/1/28 144A	875,000	742
5.125%, 4/15/29 144A	1,475,000	1,248
5.250%, 10/1/30 144A	1,425,000	1,229
5.750%, 9/1/27 144A	1,025,000	910
6.125%, 9/1/29 144A	650,000	562
ON Semiconductor Corp. 3.875%, 9/1/28 144A	675,000	594
Open Text Corp. 3.875%, 2/15/28 144A	800,000	712
3.875%, 12/1/29 144A	125,000	105
4.125%, 2/15/30 144A	800,000	692
4.125%, 12/1/31 144A	300,000	248
PTC, Inc. 4.000%, 2/15/28 144A	500,000	452
Rackspace Technology Global, Inc. 3.500%, 2/15/28 144A	1,825,000	1,430
5.375%, 12/1/28 144A	2,675,000	1,748
Roblox Corp. 3.875%, 5/1/30 144A	1,375,000	1,115
Rocket Software, Inc. 6.500%, 2/15/29 144A	2,925,000	2,114

Corporate Bonds (94.1%)	Shares/ Par +	Value $ (000’s)

Technology continued
Science Applications International Corp. 4.875%, 4/1/28 144A	500,000	466
Seagate HDD Cayman 3.125%, 7/15/29	1,475,000	1,157
3.375%, 7/15/31	1,225,000	952
Sensata Technologies, Inc. 3.750%, 2/15/31 144A	225,000	180
SS&C Technologies, Inc. 5.500%, 9/30/27 144A	3,600,000	3,357
Synaptics, Inc. 4.000%, 6/15/29 144A	575,000	467
Veritas US, Inc. / Veritas Bermuda, Ltd. 7.500%, 9/1/25 144A	2,425,000	1,820

Total		47,230

Utilities (2.1%)
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	425,000	410
5.750%, 5/20/27	550,000	503
5.875%, 8/20/26	2,350,000	2,192
Calpine Corp. 3.750%, 3/1/31 144A	1,250,000	1,017
4.500%, 2/15/28 144A	1,575,000	1,430
4.625%, 2/1/29 144A	350,000	291
5.000%, 2/1/31 144A	200,000	162
5.125%, 3/15/28 144A	1,075,000	946
5.250%, 6/1/26 144A	299,000	284
NRG Energy, Inc. 3.875%, 2/15/32 144A	2,300,000	1,827
5.250%, 6/15/29 144A	775,000	692
5.750%, 1/15/28	225,000	204
6.625%, 1/15/27	625,000	612
Solaris Midstream Holdings LLC 7.625%, 4/1/26 144A	650,000	615
Vistra Operations Co. LLC 5.000%, 7/31/27 144A	1,100,000	1,000
5.500%, 9/1/26 144A	900,000	850
5.625%, 2/15/27 144A	1,925,000	1,810

Total		14,845

Total Corporate Bonds
(Cost: $770,196)		656,109

Short-Term Investments (3.6%)

Money Market Funds (3.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.450%#	25,027,161	25,027

Total		25,027

Total Short-Term Investments
(Cost: $25,027)		25,027

Total Investments (98.3%)
(Cost: $797,981)@		685,081

Other Assets, Less Liabilities (1.7%)		11,964

Net Assets (100.0%)		697,045

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

Æ	Security valued using significant unobservable inputs.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022 the value of these securities (in thousands) was $540,564 representing 77.5% of the net assets.

Þ	PIK - Payment In Kind. PIK rate of Ardonagh Midco 2 PLC 12.75%.

#	7-Day yield as of 6/30/2022.

@

At June 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $797,981 and the net unrealized depreciation of investments based on that cost was $112,900 which is comprised of $2,926 aggregate gross unrealized appreciation and $115,826 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2022. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Energy	$-	$-	$2,164
All Others	1,781	-	-
Corporate Bonds
Communications	-	114,337	10
Energy	-	92,487	-
All Others	-	449,275	-
Short-Term Investments	25,027	-	-
Total Assets:	$26,808	$656,099	$2,174

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2022.

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio (unaudited)

   Sector Allocation 6/30/22

Sector	% of Net Assets
Corporate Bonds	53.9%
Short-Term Investments & Other Net Assets	16.7%
Governments	14.8%
Structured Products	9.4%
Bank Loan Obligations	4.3%
Municipal Bonds	0.7%
Convertible Corporate Bonds	0.1%
Common Stocks	0.1%

Sector Allocation is subject to change.

Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may use derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The Portfolio may invest a portion of its assets in fixed- and floating-rate loans, including senior loans, through loan participations and assignments. Investing in loans may expose the Portfolio to additional risks, including credit risk, interest rate risk, liquidity risk, call risk, settlement risk, and risks associated with being a lender.

The Portfolio may also invest in municipal securities, which may be more sensitive to certain adverse conditions than other fixed income securities, may be or become illiquid, and may have yields which move differently and adversely compared to the yields of the overall debt securities markets.

The U.S. federal funds rate has been subject to frequent adjustments over the course of the last several years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objectives. Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect performance.

Multi-Sector Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

Common Stocks (0.1%)	Shares/ Par +	Value $ (000’s)

Energy (0.1%)
Constellation Oil - Class B *,Æ,d	112,235	12
Noble Corp. PLC *,d	22,787	578
Valaris, Ltd. *	1,429	60

Total		650

Telecommunications (0.0%)
Intelsat Emergence SA *,Æ	9,427	264

Total		264

Total Common Stocks
(Cost: $1,121)		914

Corporate Bonds (53.9%)

Basic Materials (1.7%)
ALROSA Finance SA 3.100%, 6/25/27 144A j	8,500,000	425
4.650%, 4/9/24 144A j	500,000	25
Georgia-Pacific LLC 8.875%, 5/15/31	200,000	263
INEOS Finance PLC 2.875%, 5/1/26 144A EUR ∞	2,700,000	2,462
2.875%, 5/1/26 EUR §,∞	3,400,000	3,101
INEOS Styrolution Group GmbH 2.250%, 1/16/27 144A EUR ∞	200,000	162
2.250%, 1/16/27 EUR §,∞	3,200,000	2,584
MMK International Capital DAC 4.375%, 6/13/24 144A j	1,400,000	364
Sasol Financing USA LLC 5.875%, 3/27/24	500,000	489
Syngenta Finance NV 4.441%, 4/24/23 144A	200,000	202
4.892%, 4/24/25 144A	5,900,000	5,915
5.182%, 4/24/28 144A	2,800,000	2,834

Total		18,826

Communications (6.2%)
Altice Financing SA 3.000%, 1/15/28 EUR §,∞	200,000	156
4.250%, 8/15/29 EUR §,∞	2,300,000	1,814
5.750%, 8/15/29 144A	5,400,000	4,333
Altice France Holding SA 6.000%, 2/15/28 144A	1,700,000	1,207
8.000%, 5/15/27 EUR §,∞	1,000,000	859
Altice France SA 4.000%, 7/15/29 144A EUR ∞	1,850,000	1,414
4.000%, 7/15/29 EUR §,∞	1,400,000	1,070
4.250%, 10/15/29 144A EUR ∞	400,000	312
5.500%, 10/15/29 144A	800,000	611
8.125%, 2/1/27 144A	3,200,000	2,945
AT&T, Inc. 3.500%, 9/15/53	237,000	180
3.650%, 9/15/59 ß	6,663,000	4,990
3.800%, 12/1/57	115,000	89

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)

Communications continued
CCO Holdings LLC / CCO Holdings Capital Corp. 4.250%, 2/1/31 144A	2,500,000	2,037
4.500%, 6/1/33 144A	800,000	630
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.200%, 3/15/28	1,700,000	1,588
4.800%, 3/1/50	200,000	158
5.125%, 7/1/49 ß	3,300,000	2,731
5.375%, 4/1/38	100,000	89
CommScope, Inc. 4.750%, 9/1/29 144A	5,700,000	4,598
Connect Finco SARL / Connect US Finco LLC 6.750%, 10/1/26 144A	1,800,000	1,617
Deutsche Telekom International Finance 8.750%, 6/15/30	475,000	586
DISH DBS Corp. 5.750%, 12/1/28 144A	5,200,000	3,850
Iliad Holding SASU 6.500%, 10/15/26 144A	2,700,000	2,430
Intelsat Jackson Holdings SA 6.500%, 3/15/30 144A	703,000	580
Intelsat Jackson Holdings SA - Series A - Contingent Value Rights *,Æ	986	5
Intelsat Jackson Holdings SA - Series B - Contingent Value Rights *,Æ	986	4
Intelsat Jackson Holdings SA Escrow 5.500%, 8/1/23 *,Æ	700,000	–
8.500%, 10/15/24 *,Æ	200,000	–
9.750%, 7/15/25 *,Æ	100,000	–
Lumen Technologies, Inc. 4.000%, 2/15/27 144A	100,000	85
Prosus NV 2.778%, 1/19/34 144A EUR ∞	500,000	363
3.257%, 1/19/27 144A	500,000	435
3.680%, 1/21/30 §	1,700,000	1,354
4.193%, 1/19/32 144A	500,000	399
Sprint Corp. 7.125%, 6/15/24	100,000	103
7.875%, 9/15/23 ß	6,400,000	6,597
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.152%, 3/20/28 144A	1,300,000	1,310
Summer (BC) Bidco B LLC 5.500%, 10/31/26 144A	400,000	358
Time Warner Cable LLC 5.875%, 11/15/40	300,000	275
6.750%, 6/15/39	200,000	199
United Group BV 5.250%, 2/1/30 144A EUR ∞	1,000,000	773
UPC Broadband Finco BV 4.875%, 7/15/31 144A	4,800,000	3,912

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)

Communications continued
Virgin Media Secured Finance PLC 4.125%, 8/15/30 GBP §,∞	1,200,000	1,163
4.250%, 1/15/30 GBP §,∞	3,200,000	3,134
VMED O2 UK Financing I PLC 3.250%, 1/31/31 EUR §,∞	1,200,000	966
4.000%, 1/31/29 144A GBP ∞	2,600,000	2,511
4.000%, 1/31/29 GBP §,∞	500,000	483
4.500%, 7/15/31 144A GBP ∞	400,000	383
4.750%, 7/15/31 144A	1,100,000	889
Vodafone Group PLC
7.000%, (USD 5 Year Swap Rate plus 4.873%), 4/4/79 ß	1,700,000	1,668

Total		68,243

Consumer, Cyclical (8.1%)
Adient Global Holdings, Ltd. 3.500%, 8/15/24 EUR §,∞	400,000	379
Air Canada Pass-Through Trust, Series 2020-2, Class A 5.250%, 10/1/30 144A	811,445	811
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A 4.800%, 2/15/29 144A	176,484	174
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700%, 4/1/28	180,088	156
American Airlines Pass-Through Trust, Series 2015-1, Class A 3.375%, 11/1/28	325,534	292
American Airlines Pass-Through Trust, Series 2016-1, Class AA 3.575%, 7/15/29	811,938	754
American Airlines Pass-Through Trust, Series 2017-2, Class AA 3.350%, 4/15/31	156,702	144
BMW Finance NV 2.250%, 8/12/22 144A	400,000	400
British Airways Pass-Through Trust, Series 2020-1, Class A 2.900%, 9/15/36 144A	398,883	351
4.250%, 5/15/34 144A	111,139	107
Caesars Entertainment, Inc. 5.750%, 7/1/25 144A	7,300,000	6,981
Delta Air Lines, Inc. 7.000%, 5/1/25 144A	877,000	888
Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.500%, 10/20/25 144A	300,000	291
Ford Motor Co. 3.250%, 2/12/32	400,000	299
Ford Motor Credit Co. LLC 0.092%, (Euribor 3 Month ACT/360 plus 0.420%), 12/7/22 EUR ∞	400,000	415
0.324%, (Euribor 3 Month ACT/360 plus 0.730%), 11/15/23 EUR ∞	100,000	101
0.346%, (Euribor 3 Month ACT/360 plus 0.700%), 12/1/24 EUR ∞	1,300,000	1,266
1.744%, 7/19/24 EUR ∞	200,000	193
2.330%, 11/25/25 EUR ∞	100,000	93
2.386%, 2/17/26 EUR ∞	100,000	92
2.748%, 6/14/24 GBP ∞	700,000	786

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
3.021%, 3/6/24 EUR ∞	900,000	904
3.250%, 9/15/25 EUR ∞	300,000	288
3.350%, 11/1/22	1,400,000	1,390
3.625%, 6/17/31 ß	2,900,000	2,247
3.815%, 11/2/27	300,000	255
4.063%, 11/1/24 ß	3,200,000	3,036
4.134%, 8/4/25	200,000	189
4.389%, 1/8/26	800,000	737
4.535%, 3/6/25 GBP ∞	100,000	114
4.950%, 5/28/27	200,000	186
5.584%, 3/18/24	600,000	597
General Motors Financial Co., Inc. 5.100%, 1/17/24	1,200,000	1,212
IHO Verwaltungs GmbH 3.625%, 5/15/25 EUR §,∞	800,000	730
3.750%, 9/15/26 EUR §,∞	5,100,000	4,431
Jaguar Land Rover Automotive PLC 3.875%, 3/1/23 GBP §,∞	2,500,000	2,921
4.500%, 7/15/28 EUR §,∞	200,000	150
5.875%, 11/15/24 EUR §,∞	2,300,000	2,212
JetBlue Airways Corp. 4.000%, 5/15/34	811,660	754
John Lewis PLC 4.250%, 12/18/34 GBP §,∞	1,000,000	912
Las Vegas Sands Corp. 3.500%, 8/18/26	100,000	87
3.900%, 8/8/29	100,000	82
Marks & Spencer PLC 4.500%, 7/10/27 GBP §,∞	300,000	311
6.000%, 6/12/25 GBP §,∞	1,000,000	1,183
Mattel, Inc. 3.375%, 4/1/26 144A	100,000	92
Melco Resorts Finance, Ltd. 4.875%, 6/6/25 144A	5,700,000	4,252
5.375%, 12/4/29 144A	700,000	420
Mitchells & Butlers Finance PLC 1.605%, (SONIO plus 0.569%), 12/15/30 GBP §,∞	989,802	1,134
2.279%, (ICE LIBOR USD 3 Month plus 0.450%), 12/15/30 §	179,964	164
6.469%, 9/15/32 GBP §,∞	200,000	250
Nissan Motor Acceptance Corp. 2.000%, 3/9/26 144A	400,000	346
Nissan Motor Co., Ltd. 2.652%, 3/17/26 EUR §,∞	100,000	98
3.201%, 9/17/28 144A EUR ∞	500,000	465
4.345%, 9/17/27 144A	6,400,000	5,874
4.810%, 9/17/30 144A	500,000	444
Pinnacle Bidco PLC 5.500%, 2/15/25 EUR §,∞	100,000	94
6.375%, 2/15/25 GBP §,∞	400,000	435
Renault SA 1.250%, 6/24/25 EUR §,∞	900,000	816
2.375%, 5/25/26 EUR §,∞	4,800,000	4,305
Royal Caribbean Cruises, Ltd. 9.125%, 6/15/23 144A	1,100,000	1,088
Sands China, Ltd. 2.550%, 3/8/27 144A	400,000	291
3.250%, 8/8/31 144A	1,100,000	726
3.800%, 1/8/26	1,700,000	1,362

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
5.400%, 8/8/28 ß	3,200,000	2,464
Southwest Airlines Co. 5.250%, 5/4/25	1,000,000	1,019
Toll Brothers Finance Corp. 4.350%, 2/15/28	100,000	90
4.875%, 3/15/27	1,200,000	1,136
Travis Perkins PLC 4.500%, 9/7/23 GBP §,∞	1,900,000	2,211
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000%, 10/11/27	615,541	579
United Airlines Pass-Through Trust, Series 2019-2, Class A 2.900%, 11/1/29	90,448	79
United Airlines Pass-Through Trust, Series 2020-1, Class A 5.875%, 4/15/29 ß	2,455,841	2,413
US Airways Pass-Through Trust, Series 2012- 1, Class A 5.900%, 4/1/26	637,893	636
Volkswagen Financial Services AG 0.875%, 4/12/23 EUR §,∞	200,000	209
Volkswagen International Finance NV 3.875%, (9 Year EUR Annual Swap Rate plus 3.958%), 6/17/29 EUR §,µ,∞	2,100,000	1,822
Volkswagen Leasing GmbH 2.625%, 1/15/24 EUR §,∞	1,800,000	1,900
Wynn Macau, Ltd. 4.875%, 10/1/24 144A	4,100,000	3,049
5.125%, 12/15/29 144A	1,100,000	681
5.500%, 1/15/26 144A	200,000	138
5.500%, 1/15/26 §	500,000	346
5.500%, 10/1/27 144A	200,000	129
5.500%, 10/1/27 §	200,000	129
5.625%, 8/26/28 144A	300,000	185
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125%, 10/1/29 144A	800,000	630
ZF Europe Finance BV 2.000%, 2/23/26 EUR §,∞	2,000,000	1,732
ZF Finance GmbH 2.750%, 5/25/27 EUR §,∞	4,300,000	3,550
3.750%, 9/21/28 EUR §,∞	2,000,000	1,644

Total		89,328

Consumer, Non-cyclical (3.9%)
AA Bond Co., Ltd. 2.750%, 7/31/43 GBP §,∞	100,000	119
4.875%, 7/31/43 GBP §,∞	1,200,000	1,450
AbbVie, Inc. 1.500%, 11/15/23 EUR ∞	400,000	418
Abertis Infraestructuras SA 1.625%, 7/15/29 EUR §,∞	500,000	445
1.875%, 3/26/32 EUR §,∞	600,000	508
3.000%, 3/27/31 EUR §,∞	600,000	569
3.375%, 11/27/26 GBP §,∞	2,100,000	2,414
Albion Financing 1 SARL / Aggreko Holdings, Inc. 5.250%, 10/15/26 EUR §,∞	1,600,000	1,398
6.125%, 10/15/26 144A	300,000	257

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas LuxCo 4 SARL 3.625%, 6/1/28 144A EUR ∞	1,400,000	1,104
Atlantia SpA 1.625%, 2/3/25 EUR §,∞	1,200,000	1,141
1.875%, 7/13/27 EUR §,∞	400,000	339
1.875%, 2/12/28 EUR §,∞	5,500,000	4,464
Bacardi, Ltd. 4.700%, 5/15/28 144A	2,900,000	2,864
BAT Capital Corp. 3.222%, 8/15/24	100,000	97
3.557%, 8/15/27	500,000	457
Bellis Acquisition Co. PLC 3.250%, 2/16/26 GBP §,∞	4,000,000	3,774
Centene Corp. 4.250%, 12/15/27	200,000	187
4.625%, 12/15/29	500,000	466
Constellation Brands, Inc. 3.700%, 12/6/26	200,000	195
Coty, Inc. 5.000%, 4/15/26 144A	2,900,000	2,657
CVS Pass-Through Trust 4.704%, 1/10/36 144A	366,064	351
5.926%, 1/10/34 144A	612,981	629
7.507%, 1/10/32 144A	61,759	67
DaVita, Inc. 4.625%, 6/1/30 144A	1,900,000	1,482
Imperial Brands Finance PLC 3.500%, 7/26/26 144A	200,000	187
Loxam SAS 2.875%, 4/15/26 EUR §,∞	100,000	89
3.250%, 1/14/25 EUR §,∞	900,000	849
Market Bidco Finco PLC 4.750%, 11/4/27 144A EUR ∞	1,898,000	1,575
Nexi SpA 2.125%, 4/30/29 EUR §,∞	3,700,000	2,695
Nielsen Finance LLC / Nielsen Finance Co. 4.500%, 7/15/29 144A	600,000	542
4.750%, 7/15/31 144A	900,000	810
Organon & Co. / Organon Foreign Debt Co-Issuer BV 2.875%, 4/30/28 EUR §,∞	3,500,000	3,063
Organon Finance 1 LLC 2.875%, 4/30/28 144A EUR ∞	400,000	350
4.125%, 4/30/28 144A	1,100,000	973
Perrigo Finance Unlimited Co. 4.400%, 6/15/30	200,000	179
Q-Park Holding I BV 1.500%, 3/1/25 EUR §,∞	1,200,000	1,090
2.000%, 3/1/27 EUR §,∞	2,000,000	1,666
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.750%, 12/1/26 144A	500,000	486
Teva Pharmaceutical Finance Netherlands II BV 4.500%, 3/1/25 EUR ∞	800,000	782

Total		43,188

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)

Diversified (0.1%)
Stena International SA 6.125%, 2/1/25 144A	400,000	380

Total		380

Energy (7.8%)
Aker BP ASA 3.750%, 1/15/30 144A	400,000	358
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.625%, 7/15/26 144A	100,000	90
Boardwalk Pipelines LP 3.400%, 2/15/31	200,000	171
CGG SA 7.750%, 4/1/27 EUR §,∞	200,000	178
8.750%, 4/1/27 144A	3,400,000	2,890
Cheniere Corpus Christi Holdings LLC 5.125%, 6/30/27	100,000	100
Cheniere Energy Partners LP 4.000%, 3/1/31	1,400,000	1,190
Continental Resources, Inc. 4.375%, 1/15/28	1,400,000	1,316
El Paso Natural Gas Co. LLC 8.375%, 6/15/32	200,000	233
Energy Transfer LP 2.900%, 5/15/25	100,000	95
3.600%, 2/1/23	100,000	100
3.750%, 5/15/30	200,000	180
4.950%, 5/15/28	1,200,000	1,173
5.000%, 5/15/50	200,000	170
5.250%, 4/15/29	100,000	99
6.050%, 6/1/41	100,000	96
6.500%, 2/1/42	300,000	299
6.625%, 10/15/36	500,000	502
7.500%, 7/1/38 ß	1,700,000	1,821
EQT Corp. 6.625%, 2/1/25 ß	5,500,000	5,658
Gazprom PJSC via Gaz Finance PLC 3.500%, 7/14/31 §	600,000	165
Gray Oak Pipeline LLC 3.450%, 10/15/27 144A	500,000	457
Greenko Solar Mauritius, Ltd. 5.550%, 1/29/25 144A	1,000,000	936
Kinder Morgan Energy Partners LP 6.550%, 9/15/40 ß	2,382,000	2,476
Kinder Morgan, Inc. 7.750%, 1/15/32	1,216,000	1,419
Midwest Connector Capital Co. LLC 3.900%, 4/1/24 144A	200,000	196
MPLX LP 4.250%, 12/1/27	100,000	96
NGPL PipeCo LLC 7.768%, 12/15/37 144A	3,900,000	4,244
Noble Corp. PLC 11.000%, 2/15/28 144A	32,532	35
11.000%, 2/15/28	45,537	49
NuStar Logistics LP 5.625%, 4/28/27	1,400,000	1,253
6.000%, 6/1/26	200,000	187
Occidental Petroleum Corp. 5.500%, 12/1/25 ß	4,300,000	4,236

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)

Energy continued
5.875%, 9/1/25	700,000	697
Odebrecht Drilling Norbe VIII/IX, Ltd. 7.350%, 12/1/26 §,Þ	1,694,036	1,041
Odebrecht Oil & Gas Finance, Ltd. 0.000%, 8/5/22 §,µ	782,000	2
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	600,000	514
Pertamina Persero PT 6.500%, 11/7/48 144A	3,800,000	3,838
Petrobras Global Finance BV 5.375%, 10/1/29 GBP ∞,ß	1,800,000	1,931
5.500%, 6/10/51	100,000	76
6.250%, 12/14/26 GBP ∞	200,000	236
6.625%, 1/16/34 GBP ∞	300,000	335
6.900%, 3/19/49	300,000	268
Petroleos de Venezuela SA 5.375%, 4/12/27 §,j	6,500,000	364
5.500%, 4/12/37 §,j	4,300,000	241
Petroleos Mexicanos 2.750%, 4/21/27 EUR §,∞	1,100,000	863
4.750%, 2/26/29 EUR §,∞	3,500,000	2,736
4.875%, 2/21/28 EUR §,∞	600,000	497
5.625%, 1/23/46	378,000	214
5.950%, 1/28/31 ß	4,300,000	3,145
6.350%, 2/12/48	100,000	59
6.625%, 6/15/35 ß	4,200,000	2,864
6.625%, 6/15/38	2,000,000	1,318
6.700%, 2/16/32 ß	4,536,000	3,459
6.750%, 9/21/47 ß	2,900,000	1,791
7.690%, 1/23/50	1,880,000	1,278
Petrorio Luxembourg SARL 6.125%, 6/9/26 144A	200,000	184
Plains All American Pipeline LP / PAA Finance Corp. 4.900%, 2/15/45	1,100,000	885
6.650%, 1/15/37	277,000	276
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838%, 9/30/27 144A	1,996,860	2,074
Regency Energy Partners LP / Regency Energy Finance Corp. 4.500%, 11/1/23	300,000	302
5.000%, 10/1/22	1,100,000	1,101
Rio Oil Finance Trust, Series 2014-1 9.250%, 7/6/24 144A	775,769	803
9.250%, 7/6/24 §	678,798	703
Rio Oil Finance Trust, Series 2014-3 9.750%, 1/6/27 §	328,388	348
SA Global Sukuk, Ltd. 2.694%, 6/17/31 144A	500,000	439
Sabine Pass Liquefaction LLC 4.500%, 5/15/30	700,000	671
5.625%, 3/1/25 ß	4,900,000	4,998
5.750%, 5/15/24	800,000	816
5.875%, 6/30/26	400,000	413
Santos Finance, Ltd. 3.649%, 4/29/31 144A	700,000	594
Southwestern Energy Co. 5.375%, 2/1/29	100,000	93
Tallgrass Energy Partners LP 5.500%, 1/15/28 144A	8,400,000	7,141

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)

Energy continued
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.500%, 3/1/30	1,200,000	1,145
Transocean Guardian, Ltd. 5.875%, 1/15/24 144A	1,243,114	1,149
Western Midstream Operating, LP 3.600%, 2/1/25	1,200,000	1,106

Total		85,476

Financial (21.1%)
ADLER Group SA 1.875%, 1/14/26 EUR §,∞	1,100,000	588
2.750%, 11/13/26 EUR §,∞	1,400,000	735
ADLER Real Estate AG 2.125%, 2/6/24 EUR §,∞	4,900,000	3,717
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.150%, 2/15/24 ß	3,600,000	3,484
3.650%, 7/21/27	500,000	454
4.450%, 4/3/26	900,000	859
4.625%, 10/15/27	500,000	471
4.875%, 1/16/24	1,200,000	1,194
Aircastle, Ltd. 2.850%, 1/26/28 144A	600,000	496
4.250%, 6/15/26	300,000	278
5.250%, 8/11/25 144A	2,400,000	2,317
Ally Financial, Inc. 3.050%, 6/5/23	400,000	396
8.000%, 11/1/31	1,371,000	1,524
Antares Holdings LP 2.750%, 1/15/27 144A	250,000	200
Athora Netherlands NV 2.375%, 5/17/24 EUR §,∞	700,000	725
7.000%, (5 Year EUR Annual Swap Rate plus 6.463%), 6/19/25 EUR §,µ,∞	200,000	198
Atrium European Real Estate, Ltd. 3.000%, 9/11/25 EUR §,∞	3,439,000	3,291
Aviation Capital Group LLC 5.500%, 12/15/24 144A	1,000,000	991
Avolon Holdings Funding, Ltd. 2.528%, 11/18/27 144A	2,173,000	1,771
Banca Monte dei Paschi di Siena SpA 1.875%, 1/9/26 EUR §,∞	300,000	262
2.625%, 4/28/25 EUR §,∞	3,300,000	3,053
3.625%, 9/24/24 EUR §,∞	3,800,000	3,664
5.375%, (5 Year EUR Annual Swap Rate plus 5.005%), 1/18/28 EUR §,∞	7,100,000	4,371
8.000%, (5 Year EUR Annual Swap Rate plus 8.149%), 1/22/30 EUR §,∞	500,000	330
8.500%, (5 Year EUR Annual Swap Rate plus 8.917%), 9/10/30 EUR §,∞	800,000	545
Banco Bilbao Vizcaya Argentaria SA 6.000%, (5 Year EUR Annual Swap Rate plus 6.039%), 3/29/24 EUR §,µ,∞	1,600,000	1,572
Banco Bradesco SA 2.850%, 1/27/23 144A	400,000	398
Banco BTG Pactual SA 4.500%, 1/10/25 144A	500,000	481

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)

Financial continued
Banco de Sabadell SA 1.125%, (1 Year EUR Annual Swap Rate plus 1.550%), 3/11/27 EUR §,∞	200,000	192
1.750%, 5/10/24 EUR §,∞	900,000	912
Banco do Brasil SA 4.625%, 1/15/25 144A	900,000	884
Banco Votorantim SA 4.500%, 9/24/24 §	200,000	198
Bank of America Corp. 3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	973,000	906
5.875%, (ICE LIBOR USD 3 Month plus 2.931%), 3/15/28 µ,ß	4,500,000	3,951
Bank of Ireland Group PLC 7.500%, (5 Year EUR Annual Swap Rate plus 7.924%), 5/19/25 EUR §,µ,∞	1,700,000	1,764
Barclays Bank PLC 7.625%, 11/21/22	488,000	493
Barclays PLC 2.279%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.050%), 11/24/27 ß	2,100,000	1,862
2.375%, (GBP Swap Semi-Annual 1 Year plus 1.597%), 10/6/23 GBP §,∞	200,000	243
3.375%, (1 Year EUR Annual Swap Rate plus 3.700%), 4/2/25 EUR §,∞	1,200,000	1,267
3.650%, 3/16/25 ß	3,100,000	3,031
6.125%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 5.867%), 12/15/25 µ	500,000	464
7.875%, (5 Year GBP Swap Rate plus 6.099%), 9/15/22 GBP §,µ,∞	400,000	484
BNP Paribas SA 1.904%, (US SOFR plus 1.609%), 9/30/28 144A	1,700,000	1,453
2.219%, (US SOFR plus 2.074%), 6/9/26 144A	200,000	185
4.705%, (ICE LIBOR USD 3 Month plus 2.235%), 1/10/25 144A	5,800,000	5,797
BPCE SA 2.375%, 1/14/25 144A	200,000	190
CaixaBank SA 6.750%, (5 Year EUR Annual Swap Rate plus 6.498%), 6/13/24 EUR §,µ,∞	200,000	202
Cantor Fitzgerald LP 4.875%, 5/1/24 144A	100,000	100
Chubb INA Holdings, Inc. 0.875%, 6/15/27 EUR ∞	200,000	191
Citigroup, Inc. 1.250%, (Euribor 3 Month ACT/360 plus 1.660%), 7/6/26 EUR §,∞	200,000	199
3.400%, 5/1/26	400,000	386
Corestate Capital Holding SA 3.500%, 4/15/23 EUR §,∞	700,000	147
Country Garden Holdings Co., Ltd. 3.125%, 10/22/25 §	4,600,000	2,242
4.750%, 1/17/23 §	1,200,000	1,052
6.500%, 4/8/24 §	600,000	356
CPI Property Group SA 1.625%, 4/23/27 EUR §,∞	700,000	585

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)

Financial continued
Credit Agricole SA 1.907%, (SOFR Index plus 1.676%), 6/16/26 144A	500,000	460
Credit Suisse AG 6.500%, 8/8/23 144A	7,400,000	7,400
6.500%, 8/8/23 §	1,700,000	1,700
DAE Sukuk (DIFC), Ltd. 3.750%, 2/15/26 144A	1,000,000	943
Deutsche Bank AG 1.375%, (Euribor 3 Month ACT/360 plus 1.500%), 2/17/32 EUR §,∞	2,500,000	1,995
1.625%, 1/20/27 EUR §,∞	100,000	94
1.750%, (Euribor 3 Month ACT/360 plus 2.050%), 11/19/30 EUR §,∞	6,700,000	5,778
3.035%, (US SOFR plus 1.718%), 5/28/32	200,000	158
3.547%, (US SOFR plus 3.043%), 9/18/31	1,300,000	1,088
3.729%, (US SOFR plus 2.757%), 1/14/32	1,500,000	1,128
3.742%, (US SOFR plus 2.257%), 1/7/33	300,000	218
3.961%, (US SOFR plus 2.581%), 11/26/25	600,000	580
5.625%, (5 Year EUR Annual Swap Rate plus 6.000%), 5/19/31 EUR §,∞	4,500,000	4,706
5.882%, (US SOFR plus 5.438%), 7/8/31	400,000	363
Fairfax Financial Holdings, Ltd. 2.750%, 3/29/28 144A EUR ∞	500,000	484
2.750%, 3/29/28 EUR §,∞	1,200,000	1,162
Fidelity National Financial, Inc. 3.400%, 6/15/30	200,000	175
Freedom Mortgage Corp. 6.625%, 1/15/27 144A	500,000	371
7.625%, 5/1/26 144A	2,100,000	1,638
8.125%, 11/15/24 144A	3,560,000	3,071
8.250%, 4/15/25 144A	782,000	658
Globalworth Real Estate Investments, Ltd. 3.000%, 3/29/25 EUR §,∞	3,900,000	3,577
GLP Capital LP / GLP Financing II, Inc. 3.350%, 9/1/24	100,000	96
5.750%, 6/1/28	400,000	391
The Goldman Sachs Group, Inc. 0.137%, (Euribor 3 Month ACT/360 plus 0.620%), 9/26/23 EUR §,∞	300,000	314
2.125%, 9/30/24 EUR §,∞	1,200,000	1,246
3.375%, 3/27/25 EUR §,∞	200,000	213
Growthpoint Properties International Pty, Ltd. 5.872%, 5/2/23 144A	300,000	299
5.872%, 5/2/23 §	5,800,000	5,785
HSBC Holdings PLC 1.645%, (US SOFR plus 1.538%), 4/18/26	200,000	183
2.099%, (US SOFR plus 1.929%), 6/4/26	200,000	185
2.804%, (US SOFR plus 1.187%), 5/24/32 ß	3,300,000	2,710
3.900%, 5/25/26 ß	2,600,000	2,541
3.973%, (ICE LIBOR USD 3 Month plus 1.610%), 5/22/30 ß	4,900,000	4,501
4.000%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 3.222%), 3/9/26 µ	200,000	168
4.300%, 3/8/26 ß	3,000,000	2,969
Huarong Finance 2019 Co., Ltd. 2.125%, 9/30/23 §	1,100,000	1,046
2.500%, 2/24/23 §	800,000	780
2.631%, (ICE LIBOR USD 3 Month plus 1.125%), 2/24/23 §	3,800,000	3,705

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)

Financial continued
ING Groep NV 5.750%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 4.342%), 11/16/26 µ	1,800,000	1,647
6.750%, (5 Year ICE Swap Rate plus 4.204%), 4/16/24 §,µ	900,000	870
International Lease Finance Corp. 5.875%, 8/15/22	400,000	401
Intesa Sanpaolo SpA 3.250%, 9/23/24 144A	300,000	290
4.000%, 9/23/29 144A	200,000	178
5.017%, 6/26/24 144A	2,700,000	2,576
5.500%, (5 Year EUR Annual Swap Rate plus 5.848%), 3/1/28 EUR §,µ,∞	4,050,000	3,395
5.875%, (5 Year EUR Annual Swap Rate plus 6.086%), 9/1/31 EUR §,µ,∞	900,000	734
Jefferies Finance LLC / JFIN Co-Issuer Corp. 5.000%, 8/15/28 144A	1,500,000	1,234
Kaisa Group Holdings, Ltd. 9.375%, 6/30/24 §,j	400,000	54
9.750%, 9/28/23 §,j	600,000	80
10.500%, 1/15/25 §,j	1,100,000	146
10.875%, 7/23/23 §,j	400,000	53
11.250%, 4/16/25 §,j	3,500,000	464
11.650%, 6/1/26 §,j	1,000,000	132
Kennedy Wilson, Inc. 4.750%, 2/1/30	1,800,000	1,408
LeasePlan Corp. NV 2.875%, 10/24/24 144A	300,000	287
Liberty Mutual Finance Europe DAC 1.750%, 3/27/24 EUR §,∞	100,000	104
Lincoln Financing SARL 3.625%, 4/1/24 EUR §,∞	6,000,000	6,076
Lloyds Banking Group PLC 3.511%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.600%), 3/18/26	200,000	195
3.750%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.800%), 3/18/28 ß	2,500,000	2,379
4.450%, 5/8/25 ß	2,800,000	2,802
Logicor Financing SARL 3.250%, 11/13/28 EUR §,∞	600,000	566
Marsh & McLennan Cos., Inc. 1.349%, 9/21/26 EUR ∞	100,000	99
Morgan Stanley 4.000%, 7/23/25 ß	3,600,000	3,597
Nationwide Building Society 4.363%, (ICE LIBOR USD 3 Month plus 1.392%), 8/1/24 144A	4,500,000	4,505
NatWest Group PLC 2.500%, 3/22/23 EUR §,∞	100,000	106
4.519%, (ICE LIBOR USD 3 Month plus 1.550%), 6/25/24	200,000	199
4.800%, 4/5/26 ß	2,800,000	2,789
4.892%, (ICE LIBOR USD 3 Month plus 1.754%), 5/18/29 ß	3,700,000	3,586
6.000%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 5.625%), 12/29/25 µ	500,000	463

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)

Financial continued
New Metro Global, Ltd. 4.500%, 5/2/26 §	1,700,000	767
NN Group NV 4.500%, (Euribor 3 Month ACT/360 plus 4.000%), 1/15/26 EUR §,µ,∞	2,600,000	2,626
OMEGA Healthcare Investors, Inc. 4.500%, 1/15/25	100,000	99
4.950%, 4/1/24	100,000	100
OneMain Finance Corp. 3.500%, 1/15/27	1,100,000	880
4.000%, 9/15/30	700,000	519
6.125%, 3/15/24 ß	2,500,000	2,387
6.875%, 3/15/25 ß	1,900,000	1,801
7.125%, 3/15/26	1,400,000	1,294
Pacific Life Global Funding II 1.200%, 6/24/25 144A	200,000	184
Park Aerospace Holdings, Ltd. 4.500%, 3/15/23 144A	3,900,000	3,886
5.500%, 2/15/24 144A	112,000	111
RLJ Lodging Trust LP 3.750%, 7/1/26 144A	200,000	173
Santander UK Group Holdings PLC 0.367%, (Euribor 3 Month ACT/360 plus 0.850%), 3/27/24 EUR §,∞	400,000	420
2.896%, (US SOFR plus 1.475%), 3/15/32	800,000	664
3.823%, (ICE LIBOR USD 3 Month plus 1.400%), 11/3/28 ß	4,000,000	3,713
6.750%, (GBP Swap Semi-Annual 5 Year plus 6.069%), 6/24/24 GBP §,µ,∞	1,390,000	1,624
Sberbank of Russia Via SB Capital SA 5.250%, 5/23/23 §,j	4,500,000	90
Seazen Group, Ltd. 6.000%, 8/12/24 §	200,000	119
Service Properties Trust 4.350%, 10/1/24	200,000	163
4.750%, 10/1/26 ß	4,900,000	3,571
Sitka Holdings LLC 5.506%, (ICE LIBOR USD 3 Month plus 4.500%), 7/6/26 144A	600,000	580
Societe Generale SA 7.375%, (USD 5 Year Swap Rate plus 4.302%), 10/4/23 144A µ	300,000	289
7.875%, (USD 5 Year Swap Rate plus 4.979%), 12/18/23 144A µ	200,000	196
Sunac China Holdings, Ltd. 5.950%, 4/26/24 §,j	2,000,000	290
6.650%, 8/3/24 §,j	600,000	84
7.250%, 6/14/22 §,j	2,600,000	376
8.350%, 4/19/23 §,j	1,600,000	232
Tesco Property Finance 3 PLC 5.744%, 4/13/40 GBP §,∞	93,054	119
Tesco Property Finance 6 PLC 5.411%, 7/13/44 GBP §,∞	2,580,191	3,173
TP ICAP PLC 5.250%, 1/26/24 GBP §,∞	3,700,000	4,450
Trust Fibra Uno 6.390%, 1/15/50 144A	200,000	159
UBS AG 7.625%, 8/17/22 ß	2,400,000	2,407

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)

Financial continued
UBS Group Funding AG 4.125%, 9/24/25 144A	700,000	694
UniCredit SpA 2.200%, (Euribor 3 Month ACT/360 plus 2.550%), 7/22/27 EUR §,∞	300,000	287
2.569%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.300%), 9/22/26 144A	2,900,000	2,594
7.296%, (USD 5 Year Swap Rate plus 4.914%), 4/2/34 144A	5,700,000	5,238
7.830%, 12/4/23 144A	5,650,000	5,844
The Unique Pub Finance Co. PLC 7.395%, 3/28/24 GBP §,∞	243,840	303
Virgin Money UK PLC 3.125%, (6 Month GBP-LIBOR plus 2.569%), 6/22/25 GBP §,∞	100,000	118
3.375%, (1 Year GBP Swap Rate plus 2.145%), 4/24/26 GBP §,∞	100,000	116
4.000%, (1 Year UK Gilts plus 2.800%), 9/25/26 GBP §,∞	500,000	588
4.000%, (1 Year UK Gilts plus 3.750%), 9/3/27 GBP §,∞	200,000	232
Vonovia Finance BV 5.000%, 10/2/23 144A	300,000	301
Wells Fargo & Co. 1.000%, 2/2/27 EUR §,∞	1,500,000	1,417
Weyerhaeuser Co. 7.375%, 3/15/32	424,000	490
Yango Justice International, Ltd. 7.500%, 4/15/24 §,j	4,200,000	296
7.875%, 9/4/24 §,j	600,000	46
Yanlord Land HK Co., Ltd. 5.125%, 5/20/26 §	1,900,000	1,437

Total		231,942

Industrial (2.6%)
Berry Global, Inc. 1.570%, 1/15/26	100,000	89
Constellation Oil Services Holding SA 3.000%, 12/31/26	99,124	81
DAE Funding LLC 1.550%, 8/1/24 144A	1,700,000	1,592
1.625%, 2/15/24 144A	1,000,000	944
2.625%, 3/20/25 144A	500,000	465
3.375%, 3/20/28 144A	700,000	615
3.375%, 3/20/28 §	200,000	176
Empresa de Transporte de Pasajeros Metro SA 4.700%, 5/7/50 §	1,400,000	1,155
Flex, Ltd. 3.750%, 2/1/26	700,000	670
Fortress Transportation & Infrastructure 5.500%, 5/1/28 144A	400,000	330
6.500%, 10/1/25 144A	6,300,000	5,944
GE Capital UK Funding Unlimited Co. 5.875%, 1/18/33 GBP ∞	800,000	1,077
General Electric Co. 4.125%, 9/19/35 EUR §,∞	500,000	488
Lima Metro Line 2 Finance, Ltd. 5.875%, 7/5/34 144A	292,151	288

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)

Industrial continued
The Manitowoc Co., Inc. 9.000%, 4/1/26 144A	6,200,000	5,772
Rolls-Royce PLC 0.875%, 5/9/24 EUR §,∞	5,300,000	5,124
4.625%, 2/16/26 EUR §,∞	1,600,000	1,572
5.750%, 10/15/27 144A	200,000	180
5.750%, 10/15/27 GBP §,∞	100,000	114
SMBC Aviation Capital Finance DAC 2.300%, 6/15/28 144A	200,000	162
Standard Industries, Inc. 2.250%, 11/21/26 144A EUR ∞	1,300,000	1,063
2.250%, 11/21/26 EUR §,∞	1,300,000	1,064

Total		28,965

Technology (1.0%)
Broadcom, Inc. 2.450%, 2/15/31 144A	700,000	562
Dell International LLC / EMC Corp. 5.300%, 10/1/29 ß	4,300,000	4,239
5.450%, 6/15/23	293,000	296
6.020%, 6/15/26	400,000	415
8.100%, 7/15/36	162,000	189
Lenovo Group, Ltd. 3.421%, 11/3/30 144A	400,000	341
NXP BV / NXP Funding LLC 4.875%, 3/1/24 ß	1,700,000	1,717
5.350%, 3/1/26	1,600,000	1,630
VMware, Inc. 4.500%, 5/15/25	300,000	301
4.650%, 5/15/27	1,400,000	1,393
4.700%, 5/15/30	100,000	96

Total		11,179

Utilities (1.4%)
Adani Electricity Mumbai, Ltd. 3.949%, 2/12/30 144A	300,000	244
Centrais Eletricas Brasileiras SA 4.625%, 2/4/30 144A	300,000	254
Edison International 5.750%, 6/15/27	100,000	102
Electricite de France SA 4.500%, 9/21/28 144A	900,000	874
FEL Energy VI SARL 5.750%, 12/1/40 §	3,108,232	2,253
Nakilat, Inc. 6.067%, 12/31/33 §	920,082	978
6.267%, 12/31/33 144A	478,100	519
National Fuel Gas Co. 5.200%, 7/15/25	300,000	304
Pacific Gas & Electric Co. 1.367%, 3/10/23	1,600,000	1,575
2.100%, 8/1/27	100,000	84
2.500%, 2/1/31	100,000	77
2.950%, 3/1/26	100,000	91
3.150%, 1/1/26	1,600,000	1,465
3.250%, 6/15/23	100,000	99
3.300%, 3/15/27	200,000	179
3.300%, 12/1/27	500,000	437
3.300%, 8/1/40 ß	2,700,000	1,862
3.450%, 7/1/25	300,000	282

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)

Utilities continued
3.500%, 6/15/25	1,500,000	1,420
3.750%, 7/1/28	100,000	88
4.200%, 6/1/41	100,000	73
4.250%, 8/1/23	200,000	199
4.250%, 3/15/46	100,000	73
4.450%, 4/15/42	300,000	225
4.550%, 7/1/30	500,000	444
Perusahaan Listrik Negara PT 3.000%, 6/30/30 144A	1,500,000	1,230

Total		15,431

Total Corporate Bonds
(Cost: $739,020)		592,958

Convertible Corporate Bonds (0.1%)

Financial (0.1%)
Corestate Capital Holding SA 1.375%, 11/28/22 EUR §,∞	5,700,000	1,400

Total		1,400

Total Convertible Corporate Bonds
(Cost: $6,449)		1,400

Governments (14.8%)

Governments (14.8%)
Abu Dhabi Government International Bond 2.700%, 9/2/70 144A	3,700,000	2,473
2.700%, 9/2/70 §	900,000	602
3.875%, 4/16/50 §	1,500,000	1,332
Albania Government International Bond 3.500%, 6/16/27 144A EUR ∞	1,400,000	1,249
Arab Republic of Egypt 5.625%, 4/16/30 144A EUR ∞	1,550,000	1,005
7.500%, 2/16/61 144A	1,900,000	1,053
Argentine Republic Government International Bond 0.500%, 7/9/30 ∑	866,857	189
1.000%, 7/9/29	405,455	95
1.125%, 7/9/35 ∑	5,922,164	1,238
2.500%, 7/9/41 ∑,ß	13,420,196	3,456
Australian Government 4.250%, 4/21/26 AUD §,∞	2,400,000	1,714
Banque Ouest Africaine de Developpement 2.750%, 1/22/33 144A EUR ∞	500,000	416
Brazilian Government International Bond 5.000%, 1/27/45	1,000,000	713
Colombia Government International Bond 5.000%, 6/15/45 ß	6,000,000	4,010
5.200%, 5/15/49	200,000	135
Dominican Republic International Bond 4.875%, 9/23/32 144A	550,000	423
4.875%, 9/23/32 §	1,700,000	1,308
6.500%, 2/15/48 144A	2,800,000	2,114
6.500%, 2/15/48 §	2,800,000	2,114
6.875%, 1/29/26 §	500,000	510
Ecuador Government International Bond 0.010%, 7/31/30 144A	323,958	134
0.500%, 7/31/40 144A	1,225,800	499
1.000%, 7/31/35 144A	2,674,620	1,289
Egypt Government International Bond 6.375%, 4/11/31 EUR §,∞	2,500,000	1,640

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Governments (14.8%)	Shares/ Par +	Value $ (000’s)

Governments continued
7.500%, 2/16/61 §	800,000	443
Export-Import Bank of India 3.375%, 8/5/26 §	600,000	572
Federal Republic of Nigeria 7.625%, 11/28/47 §	700,000	418
7.696%, 2/23/38 §	600,000	369
7.875%, 2/16/32 §	2,800,000	1,942
Ghana Government International Bond 7.875%, 3/26/27 §	600,000	346
8.125%, 3/26/32 §	400,000	192
8.950%, 3/26/51 §	800,000	376
Ivory Coast Government International Bond 5.250%, 3/22/30 EUR §,∞	500,000	408
5.875%, 10/17/31 144A EUR ∞	300,000	245
6.625%, 3/22/48 144A EUR ∞	900,000	629
6.625%, 3/22/48 EUR §,∞	800,000	559
6.875%, 10/17/40 144A EUR ∞	400,000	297
6.875%, 10/17/40 EUR §,∞	100,000	74
Kingdom of Jordan 4.950%, 7/7/25 144A	300,000	270
5.850%, 7/7/30 144A	400,000	316
Morocco Government International Bond 4.000%, 12/15/50 144A	500,000	292
5.500%, 12/11/42 §	800,000	582
North Macedonia 3.675%, 6/3/26 144A EUR ∞	500,000	465
Oman Government International Bond 6.000%, 8/1/29 §	900,000	866
6.250%, 1/25/31 144A	2,300,000	2,218
6.500%, 3/8/47 §	500,000	419
6.750%, 1/17/48 §	4,800,000	4,129
Panama Government International Bond 6.700%, 1/26/36 ß	1,900,000	2,051
8.125%, 4/28/34	100,000	125
Provincia de Buenos Aires 37.463%, (Argentina Private Banks Deposit Rates Index plus 3.750%), 4/12/25 144A ARS §,∞	740,000	3
Republic of Belarus Ministry of Finance 5.875%, 2/24/26 144A	600,000	84
Republic of Indonesia 0.900%, 2/14/27 EUR ∞	1,700,000	1,569
1.400%, 10/30/31 EUR ∞	1,900,000	1,535
1.450%, 9/18/26 EUR ∞	700,000	673
3.375%, 7/30/25 144A EUR ∞	800,000	843
3.750%, 6/14/28 144A EUR ∞	1,900,000	1,951
3.750%, 6/14/28 EUR §,∞	2,200,000	2,259
4.625%, 4/15/43 §	2,700,000	2,448
5.125%, 1/15/45 §	1,800,000	1,725
Republic of Paraguay 5.600%, 3/13/48 §	600,000	473
6.100%, 8/11/44 §	300,000	261
Republic of Peru 3.300%, 3/11/41 ß	2,700,000	2,042
Republic of Serbia 1.650%, 3/3/33 144A EUR ∞	700,000	458
Republic of South Africa Government International Bond 4.850%, 9/30/29	1,200,000	1,023
4.875%, 4/14/26	600,000	569

Governments (14.8%)	Shares/ Par +	Value $ (000’s)

Governments continued
5.000%, 10/12/46	500,000	322
5.750%, 9/30/49 ß	4,500,000	3,069
Romanian Government International Bond 2.000%, 4/14/33 144A EUR ∞	1,400,000	949
2.875%, 4/13/42 144A EUR ∞	500,000	306
4.125%, 3/11/39 EUR §,∞	1,500,000	1,139
Russian Federation 5.625%, 4/4/42 §,j	2,000,000	560
Saudi International Bond 2.900%, 10/22/25 §	300,000	292
4.000%, 4/17/25 §	3,900,000	3,924
4.500%, 10/26/46 §	9,300,000	8,472
Sri Lanka Government International Bond 7.550%, 3/28/30 §,j	1,600,000	506
7.850%, 3/14/29 §,j	500,000	159
State of Minas Gerais 5.333%, 2/15/28 §	120,000	117
State of Qatar 4.400%, 4/16/50 144A	1,200,000	1,143
4.400%, 4/16/50 §	2,400,000	2,286
4.500%, 4/23/28 §	1,100,000	1,139
4.817%, 3/14/49 §	800,000	804
5.103%, 4/23/48 §	1,200,000	1,255
Turkey Government International Bond 4.875%, 4/16/43	1,900,000	1,120
5.125%, 2/17/28 ß	4,300,000	3,268
5.750%, 5/11/47 ß	4,400,000	2,702
Ukraine Government International Bond 4.375%, 1/27/30 144A EUR ∞	1,600,000	402
4.375%, 1/27/30 EUR §,∞	1,700,000	428
6.750%, 6/20/26 144A EUR ∞	600,000	159
6.876%, 5/21/29 144A	900,000	216
7.375%, 9/25/32 §	300,000	74
8.994%, 2/1/24 144A	1,000,000	250
United Mexican States 2.125%, 10/25/51 EUR ∞	1,000,000	573
3.771%, 5/24/61 ß	5,400,000	3,497
US Treasury 1.875%, 8/31/24 ß	7,310,000	7,138
2.125%, 3/31/24 ß	3,970,000	3,912
2.125%, 11/30/24 ß	3,400,000	3,330
2.250%, 11/15/24 ß	15,910,000	15,640
2.375%, 8/15/24 ß	3,700,000	3,651
2.500%, 1/31/24 ß	10,590,000	10,511
2.750%, 2/15/24 ß	8,700,000	8,669
2.875%, 11/30/23 ß	4,230,000	4,225
Venezuela Government International Bond 6.000%, 12/9/20 §,j	32,000	2
7.000%, 3/31/38 §,j	204,000	17
7.650%, 4/21/25 §,j	1,955,000	161
8.250%, 10/13/24 §,j	356,000	28
9.000%, 5/7/23 §,j	32,000	3
9.250%, 5/7/28 §,j	1,241,000	102
9.375%, 1/13/34 j	1,400,000	116

Total		162,866

Total Governments
(Cost: $212,364)		162,866

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Municipal Bonds (0.7%)	Shares/ Par +	Value $ (000’s)

Municipal Bonds (0.7%)
American Municipal Power, Inc., Series 2010-B 7.834%, 2/15/41 RB	100,000	135
Bay Area Toll Authority, California, Series 2010 6.918%, 4/1/40 RB	200,000	245
City of Riverside California Electric Revenue 7.605%, 10/1/40 RB	200,000	268
Irvine Ranch California Water District 6.622%, 5/1/40 RB	100,000	122
Los Angeles County California Public Works Financing Authority 7.618%, 8/1/40 RB	200,000	261
Metropolitan Government of Nashville & Davidson County Tennessee 6.568%, 7/1/37 RB	100,000	123
Municipal Electric Authority of Georgia 6.655%, 4/1/57 RB	96,000	115
New York City Transitional Finance Authority 5.508%, 8/1/37 RB	300,000	330
New York State Urban Development Corp. 5.770%, 3/15/39 RB	100,000	108
Port Authority of New York & New Jersey, Series 165 5.647%, 11/1/40 RB	1,100,000	1,232
Port Authority of New York & New Jersey, Series 168 4.926%, 10/1/51 RB	200,000	213
State of Illinois 6.630%, 2/1/35 GO	245,000	261
6.725%, 4/1/35 GO	95,000	101
7.350%, 7/1/35 GO	200,000	218
Tobacco Settlement Financing Corp. of Virginia, Series 2007-A 6.706%, 6/1/46 RB ß	3,030,000	2,815
Triborough Bridge & Tunnel Authority 5.550%, 11/15/40 RB	800,000	881

Total Municipal Bonds
(Cost: $6,264)		7,428

Structured Products (9.4%)

Asset Backed Securities (8.2%)
ABFC Trust, Series 2007-WMC1, Class A1A 2.256%, (ICE LIBOR USD 1 Month plus 1.250%), 6/25/37	621,803	468
Accredited Mortgage Loan Trust, Series 2005- 3, Class M3 2.344%, (ICE LIBOR USD 1 Month plus 0.720%), 9/25/35	151,578	150
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1 2.224%, (ICE LIBOR USD 1 Month plus 0.900%), 12/25/34	56,498	52
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2 2.154%, (ICE LIBOR USD 1 Month plus 0.795%), 1/25/35	38,900	36
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4 2.274%, (ICE LIBOR USD 1 Month plus 0.975%), 7/25/35	25,387	25

Structured Products (9.4%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2C 1.774%, (ICE LIBOR USD 1 Month plus 0.300%), 7/25/36 ß	7,216,045	2,124
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2 2.624%, (ICE LIBOR USD 1 Month plus 1.000%), (AFC), 3/25/35	82,409	79
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1 2.204%, (ICE LIBOR USD 1 Month plus 0.870%), 7/25/34	12,765	13
Ares European CLO VI DAC, Series 2013-6A, Class ARR 0.610%, (Euribor 3 Month ACT/360 plus 0.610%), 4/15/30 144A EUR ∞	494,860	508
Ares European CLO, Series 10A, Class AR 0.780%, (Euribor 3 Month ACT/360 plus 0.780%), 10/15/31 144A EUR ∞	1,100,000	1,119
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4 2.224%, (ICE LIBOR USD 1 Month plus 0.900%), 6/25/35	103,176	102
Aurium CLO I DAC, Series 2019-1A, Class ARR 1.050%, (Euribor 3 Month ACT/360 plus 1.050%), 3/23/32 144A EUR ∞	250,000	256
Bain Capital Euro CLO, Series 2018-2A, Class AR 0.740%, (Euribor 3 Month ACT/360 plus 0.740%), 1/20/32 144A EUR ∞	300,000	304
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 1A2 1.824%, (ICE LIBOR USD 1 Month plus 0.200%), 12/25/36	734	1
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1 2.874%, (ICE LIBOR USD 1 Month plus 1.250%), 8/25/37	63,974	63
Cairn CLO BV, Series 2014-A4, Class ARRR 0.600%, (Euribor 3 Month ACT/360 plus 0.600%), 4/30/31 144A EUR ∞	299,847	309
Cairn CLO X BV, Series 2018-10A, Class AR 0.780%, (Euribor 3 Month ACT/360 plus 0.780%), 10/15/31 144A EUR ∞	700,000	713
Carlyle Global Market Strategies Euro CLO, Series 2017-3A, Class A1R 0.700%, (Euribor 3 Month ACT/360 plus 0.700%), 1/15/31 144A EUR ∞	900,000	919
Carrington Mortgage Loan Trust, Series 2005- FRE1, Class M3 2.134%, (ICE LIBOR USD 1 Month plus 0.765%), 12/25/35 ß	8,016,000	5,677
Citigroup Mortgage Loan Trust, Series 2007- AHL1, Class A2C 1.834%, (ICE LIBOR USD 1 Month plus 0.420%), 12/25/36	99,463	98
Countrywide Alternative Loan Trust, Series 2006-5, Class M1 2.149%, (ICE LIBOR USD 1 Month plus 0.525%), 8/25/36	1,500,000	1,441

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (9.4%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Countrywide Asset-Backed Certificates, Series 2004-9, Class MV4 3.199%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/34	88,372	86
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6 4.740%, (AFC), 10/25/35	33	–	π
Countrywide Asset-Backed Certificates, Series 2005-AB4, Class 2A4 2.324%, (ICE LIBOR USD 1 Month plus 0.700%), 3/25/36	82,253	73
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5 4.444%, (AFC), 7/25/36 ∑	92,609	84
Countrywide Asset-Backed Certificates, Series 2006-26, Class 1A 1.764%, (ICE LIBOR USD 1 Month plus 0.140%), 6/25/37	389,168	356
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3 2.204%, (ICE LIBOR USD 1 Month plus 0.580%), 8/25/36	11,951	12
Countrywide Asset-Backed Certificates, Series 2006-BC3, Class M2 2.104%, (ICE LIBOR USD 1 Month plus 0.480%), 2/25/37	900,000	763
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3 1.764%, (ICE LIBOR USD 1 Month plus 0.140%), 7/25/37	11,461	11
Countrywide Asset-Backed Certificates, Series 2007-13, Class 1A 2.464%, (ICE LIBOR USD 1 Month plus 0.840%), 10/25/47	1,280,600	1,231
Countrywide Asset-Backed Certificates, Series 2007-9, Class 1A 1.824%, (ICE LIBOR USD 1 Month plus 0.200%), 6/25/47	787,687	705
Countrywide Asset-Backed Certificates, Series 2007-SEA1, Class 1A1 2.174%, (ICE LIBOR USD 1 Month plus 0.550%), (AFC), 5/25/47 144A	1,183,918	923
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1 1.934%, (ICE LIBOR USD 1 Month plus 0.620%), 1/25/32	2,601	2
CVC Cordatus Loan Fund XI DAC, Series 2011-A, Class AR 0.650%, (Euribor 3 Month ACT/360 plus 0.650%), 10/15/31 144A EUR ∞	800,000	813
Ellington Loan Acquisition Trust, Series 2007-2, Class A1 2.674%, (ICE LIBOR USD 1 Month plus 1.050%), 5/25/37 144A	207,984	203
Euro-Galaxy III CLO BV, Series 2013-3A, Class ARRR 0.620%, (Euribor 3 Month ACT/360 plus 0.620%), 4/24/34 144A EUR ∞	300,000	306
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A5 04/25/36	27,781	28

Structured Products (9.4%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Fremont Home Loan Trust, Series 2005-2, Class M4 2.244%, (ICE LIBOR USD 1 Month plus 0.930%), 6/25/35	300,000	274
GSAA Home Equity Trust, Series 2006-17, Class A1 1.684%, (ICE LIBOR USD 1 Month plus 0.120%), 11/25/36	47,650	15
GSAMP Trust, Series 2004-WF, Class M2 2.724%, (ICE LIBOR USD 1 Month plus 1.650%), 10/25/34	14,266	14
GSAMP Trust, Series 2007-FM2, Class A2B 1.096%, (ICE LIBOR USD 1 Month plus 0.090%), 1/25/37	158,692	101
GSAMP Trust, Series 2007-NC1, Class A2A 1.056%, (ICE LIBOR USD 1 Month plus 0.050%), 12/25/46	12,726	7
Harvest CLO XX DAC, Series 2020-A, Class AR 0.680%, (Euribor 3 Month ACT/360 plus 0.680%), 10/20/31 144A EUR ∞	600,000	609
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4 1.964%, (ICE LIBOR USD 1 Month plus 0.340%), 4/25/37	500,000	442
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4 2.014%, (ICE LIBOR USD 1 Month plus 0.780%), 11/25/35	159,134	153
IndyMac Residential Asset Backed Trust, Series 2007-B, Class 2A2 1.784%, (ICE LIBOR USD 1 Month plus 0.160%), 7/25/37	328,551	196
Invesco Euro CLO III DAC, Series 3A, Class A 0.920%, (Euribor 3 Month ACT/360 plus 0.920%), 7/15/32 144A EUR ∞	500,000	505
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class M1 1.924%, (ICE LIBOR USD 1 Month plus 0.300%), 3/25/37	400,000	375
KKR Financial CLO, Ltd., Series 9, Class AR2 1.994%, (ICE LIBOR USD 3 Month plus 0.950%), 7/15/30 144A	2,200,000	2,156
Laurelin DAC, Series 2016-1A, Class ARR 0.720%, (Euribor 3 Month ACT/360 plus 0.720%), 10/20/31 144A EUR ∞	400,000	410
LCM XV LP, Series 2015-A, Class AR2 2.063%, (ICE LIBOR USD 3 Month plus 1.000%), 7/20/30 144A	1,800,000	1,767
Lehman XS Trust, Series 2005-4, Class 1A3 2.424%, (ICE LIBOR USD 1 Month plus 0.800%), 10/25/35	2,420	2
Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A4 2.224%, (ICE LIBOR USD 1 Month plus 0.600%), 2/25/36	54,558	47
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A4 2.164%, (ICE LIBOR USD 1 Month plus 0.540%), 5/25/46	280,557	98

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (9.4%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Long Beach Mortgage Loan Trust, Series 2006-4, Class 1A 1.924%, (ICE LIBOR USD 1 Month plus 0.300%), 5/25/36	1,058,435	638
Madison Park Euro Funding XIV DAC, Series 14A, Class A1R 0.800%, (Euribor 3 Month ACT/360 plus 0.800%), 7/15/32 144A EUR ∞	300,000	304
Man GLG EURO CLO III DAC, Series 3A, Class AR 0.680%, (Euribor 3 Month ACT/360 plus 0.680%), 10/15/30 144A EUR ∞	398,389	408
Man GLG Euro CLO, Series 2022-6A, Class AR 0.810%, (Euribor 3 Month ACT/360 plus 0.810%), 10/15/32 144A EUR ∞	300,000	308
Marathon CLO, Ltd., Series 2017-9A, Class A1AR 2.194%, (ICE LIBOR USD 3 Month plus 1.150%), 4/15/29 144A	1,382,839	1,362
Marble Point CLO X, Ltd., Series 2017-1A, Class AR 2.084%, (ICE LIBOR USD 3 Month plus 1.040%), 10/15/30 144A	5,200,000	5,112
MASTR Asset Backed Securities Trust, Series 2004-OPT1, Class M1 2.144%, (ICE LIBOR USD 1 Month plus 0.780%), 2/25/34	764,396	719
MASTR Asset Backed Securities Trust, Series 2004-WMC2, Class M1 2.524%, (ICE LIBOR USD 1 Month plus 0.900%), 4/25/34	85,315	81
MASTR Asset Backed Securities Trust, Series 2006-FRE2, Class A1 1.774%, (ICE LIBOR USD 1 Month plus 0.300%), 3/25/36 b	9,179,561	8,215
MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A2 1.724%, (ICE LIBOR USD 1 Month plus 0.200%), 8/25/36	2,018,754	657
MASTR Asset Backed Securities Trust, Series 2006-WMC4, Class A5 1.774%, (ICE LIBOR USD 1 Month plus 0.150%), 10/25/36	859,875	302
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1 2.074%, (ICE LIBOR USD 1 Month plus 0.450%), 2/25/47	762,771	488
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE5, Class M4 2.204%, (ICE LIBOR USD 1 Month plus 0.870%), 9/25/35 b	5,912,474	4,900
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2MZ 1.914%, (ICE LIBOR USD 1 Month plus 0.580%), 1/25/35	784,058	769
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class M2 2.094%, (ICE LIBOR USD 1 Month plus 0.705%), 1/25/35	162,120	152

Structured Products (9.4%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5 2.284%, (ICE LIBOR USD 1 Month plus 0.990%), 6/25/35	157,220	155
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE7, Class A2C 1.784%, (ICE LIBOR USD 1 Month plus 0.160%), 9/25/36	61,179	28
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE8, Class A2C 1.146%, (ICE LIBOR USD 1 Month plus 0.140%), 10/25/36	55,971	28
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE5, Class A2C 1.256%, (ICE LIBOR USD 1 Month plus 0.250%), 3/25/37	56,005	26
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC1, Class M1 3.199%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/32	15,984	16
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1 2.524%, (ICE LIBOR USD 1 Month plus 1.350%), 2/25/33	18,121	18
Morgan Stanley Home Equity Loan Trust, Series 2007-2, Class A3 1.236%, (ICE LIBOR USD 1 Month plus 0.230%), 4/25/37 b	3,087,126	1,775
NovaStar Mortgage Funding Trust, Series 2007-2, Class A2B 1.784%, (ICE LIBOR USD 1 Month plus 0.160%), (AFC), 9/25/37	184,133	181
Oak Hill Euro Credit Partners VII DAC, Series 2021-7A, Class AR 0.740%, (Euribor 3 Month ACT/360 plus 0.740%), 10/20/31 144A EUR ∞	1,200,000	1,221
Popular Mortgage Pass-Through Trust, Series 2006-A, Class M1 2.014%, (ICE LIBOR USD 1 Month plus 0.585%), (AFC), 2/25/36	52,438	52
RAAC Series, Series 2007-RP4, Class A 1.974%, (ICE LIBOR USD 1 Month plus 0.350%), (AFC), 11/25/46 144A	181,766	171
Renaissance Home Equity Loan Trust, Series 2006-4, Class AF6 5.340%, 1/25/37 ∑	1,519,247	583
Residential Asset Securities Corp., Series 2007-KS3, Class AI4 1.964%, (ICE LIBOR USD 1 Month plus 0.340%), (AFC), 4/25/37	1,476,779	1,404
Saranac CLO, Ltd., Series 2018-6A, Class A1R 1.256%, (ICE LIBOR USD 3 Month plus 1.140%), 8/13/31 144A	2,900,000	2,833
Saxon Asset Securities Trust, Series 2006-1, Class M1 1.934%, (ICE LIBOR USD 1 Month plus 0.465%), (AFC), 3/25/36	208,783	201
Sculptor CLO XXV, Ltd., Series 25A, Class A1 2.314%, (ICE LIBOR USD 3 Month plus 1.270%), 1/15/31 144A	2,100,000	2,050

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (9.4%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2 2.264%, (ICE LIBOR USD 1 Month plus 0.960%), 1/25/36	38,725	36
Sound Point CLO XIV, Ltd., Series 2016-3A, Class AR2 2.174%, (ICE LIBOR USD 3 Month plus 0.990%), 1/23/29 144A	503,758	496
Sound Point CLO XIV, Ltd., Series 2017-2A, Class AR 2.164%, (ICE LIBOR USD 3 Month plus 0.980%), 7/25/30 144A	5,200,000	5,101
Soundview Home Loan Trust, Series 2006-2, Class M2 1.531%, (ICE LIBOR USD 1 Month plus 0.525%), 3/25/36	199,607	197
Soundview Home Loan Trust, Series 2006- OPT2, Class A4 1.904%, (ICE LIBOR USD 1 Month plus 0.560%), 5/25/36	126,729	124
Soundview Home Loan Trust, Series 2006- OPT3, Class M1 1.934%, (ICE LIBOR USD 1 Month plus 0.465%), 6/25/36 b	6,647,827	5,473
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3 2.274%, (ICE LIBOR USD 1 Month plus 0.975%), 12/25/35	126,914	124
Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1 2.599%, (ICE LIBOR USD 1 Month plus 0.975%), 10/25/33	24,337	24
Structured Asset Investment Loan Trust, Series 2005-7, Class M2 2.389%, (ICE LIBOR USD 1 Month plus 0.765%), 8/25/35	305,659	295
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3 1.156%, (ICE LIBOR USD 1 Month plus 0.150%), 9/25/36	7,571	7
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4 1.964%, (ICE LIBOR USD 1 Month plus 0.340%), 12/25/36	157,285	153
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class A6 1.834%, (ICE LIBOR USD 1 Month plus 0.420%), 2/25/37	56,484	53
Toro European CLO 6 DAC, Series 6A, Class AR 0.920%, (Euribor 3 Month ACT/360 plus 0.920%), 1/12/32 144A EUR ∞	500,000	508
Toro European CLO, Series 7A, Class ARE 0.810%, (Euribor 3 Month ACT/360 plus 0.810%), 2/15/34 144A EUR ∞	250,000	253
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A 1.884%, (ICE LIBOR USD 1 Month plus 0.260%), 3/25/36 144A	587,679	582

Structured Products (9.4%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Venture CDO, Ltd., Series 2018-33A, Class A1LR 2.104%, (ICE LIBOR USD 3 Month plus 1.060%), 7/15/31 144A	1,000,000	981
Venture XIV CLO, Ltd., Series 2013-14A, Class ARR 2.628%, (ICE LIBOR USD 3 Month plus 1.030%), 8/28/29 144A	5,267,061	5,220
Venture XXV CLO, Ltd., Series 2016-25A, Class ARR 2.083%, (ICE LIBOR USD 3 Month plus 1.020%), 4/20/29 144A	2,889,404	2,845
Venture XXVIII CLO, Ltd., Series 2017-28A, Class A1R 2.053%, (ICE LIBOR USD 3 Month plus 0.990%), 7/20/30 144A	200,000	196
Vibrant CLO VII, Ltd., Series 2017-7A, Class A1R 2.103%, (ICE LIBOR USD 3 Month plus 1.040%), 9/15/30 144A	300,000	293
WaMu Asset-Backed Certificates, Series 2007- HE1, Class 1A 1.774%, (ICE LIBOR USD 1 Month plus 0.150%), 1/25/37	113,301	100
Wellfleet CLO, Ltd., Series 2015-1A, Class AR4 1.953%, (ICE LIBOR USD 3 Month plus 0.890%), 7/20/29 144A	1,634,831	1,614
Wellfleet CLO, Ltd., Series 2017-1, Class 1A 1.953%, (ICE LIBOR USD 3 Month plus 0.890%), 4/20/29 144A	3,433,857	3,401

Total		90,457

Mortgage Securities (1.2%)
Banc of America Funding Trust, Series 2005-H, Class 5A1 2.245%, (CSTR), 11/20/35	76,275	68
Banc of America Funding Trust, Series 2006-J, Class 4A1 3.461%, (CSTR), 1/20/47	29,334	27
Banc of America Funding Trust, Series 2007-6, Class A1 1.914%, (ICE LIBOR USD 1 Month plus 0.290%), 7/25/37	42,730	40
BCAP LLC Trust, Series 2009-RR14, Class 2A2 3.229%, (CSTR), 7/26/36 144A	17,819	16
BCAP LLC Trust, Series 2009-RR5, Class 3A3 6.250%, (CSTR), 8/26/36 144A	2,095,905	1,113
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A 3.820%, (CSTR), 7/25/34	1,283	1
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1 3.218%, (CSTR), 11/25/36	126,399	77
Bear Stearns ARM Trust, Series 2007-4, Class 22A1 3.465%, (CSTR), 6/25/47	57,641	54
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3 6.000%, 9/25/37	1,729	2

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (9.4%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA 3.214%, (CSTR), 9/25/37	7,033	6
Citigroup Mortgage Loan Trust, Series 2007-10, Class 2A3A 3.419%, (CSTR), 9/25/37	1,885	2
Citigroup Mortgage Loan Trust, Series 2007- AR4, Class 2A2A 3.206%, (CSTR), 3/25/37	287,077	249
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1 5.750%, 1/25/35	10,768	10
Countrywide Alternative Loan Trust, Series 2005-1CB, Class 2A1 6.000%, 3/25/35	266,776	148
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1 2.272%, (ICE LIBOR USD 1 Month plus 0.660%), 11/20/35	4,104	4
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1 1.956%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 1/25/36	11,938	11
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3 5.500%, 1/25/36	117,520	80
Countrywide Alternative Loan Trust, Series 2005-J1, Class 1A8 5.500%, 2/25/35	97,421	95
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1 6.500%, 8/25/32	846	1
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1A13 5.500%, 11/25/35	157,245	104
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 1A13 6.000%, 2/25/37	105,607	45
Countrywide Alternative Loan Trust, Series 2006-5T2, Class A1 2.124%, (ICE LIBOR USD 1 Month plus 0.500%), 4/25/36	355,928	137
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1 3.096%, (CSTR), 5/25/36	6,847	6
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A1B 1.802%, (ICE LIBOR USD 1 Month plus 0.190%), 9/20/46	8,200	8
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A 1.807%, (ICE LIBOR USD 1 Month plus 0.195%), 12/20/46	22,483	19
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A1 2.032%, (ICE LIBOR USD 1 Month plus 0.420%), 5/20/46	301,571	258

Structured Products (9.4%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A 1.822%, (ICE LIBOR USD 1 Month plus 0.210%), 7/20/46	7,120	5
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2 6.000%, 5/25/37	217,446	114
Countrywide Alternative Loan Trust, Series 2007-AL1, Class A1 1.874%, (ICE LIBOR USD 1 Month plus 0.250%), 6/25/37 b	3,588,579	2,942
Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A1 1.904%, (ICE LIBOR USD 1 Month plus 0.280%), 4/25/47	25,976	23
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-22, Class 3A1 2.334%, (CSTR), 10/25/35	9,217	8
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 1A1 2.968%, (CSTR), 12/20/35	2,000	2
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-16, Class 2A1 6.500%, 11/25/36	14,527	7
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-9, Class A1 6.000%, 5/25/36	98,719	54
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1 1.436%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.960%), 4/25/46	34,163	12
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A2 2.164%, (ICE LIBOR USD 1 Month plus 0.540%), 4/25/46	905,328	284
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 3A1 3.044%, (CSTR), 3/25/37	6,484	6
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1 6.500%, 4/25/33	361	–	π
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 2A3 5.500%, 12/25/35	322,530	286
EMF-NL BV, Series 2008-APRX, Class A2 0.352%, (Euribor 3 Month ACT/360 plus 0.800%), 4/17/41 EUR §,∞	91,593	91
Eurosail-NL BV, Series 2007-NL2X, Class A 1.052%, (Euribor 3 Month ACT/360 plus 1.500%), 10/17/40 EUR §,∞	37,429	39
Federal National Mortgage Association, Series 2003-W6, Class F 1.018%, (ICE LIBOR USD 1 Month plus 0.350%), 9/25/42	15,969	16
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5 5.750%, 5/25/37	161,579	80

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (9.4%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 2.800%, (CSTR), 9/25/35	1,485	1
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6 6.000%, 2/25/36	73,138	40
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1 2.863%, (CSTR), 1/25/36	1,038	1
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1 2.723%, (CSTR), 3/25/47	6,925	5
HarborView Mortgage Loan Trust, Series 2005-10, Class 2A1A 2.232%, (ICE LIBOR USD 1 Month plus 0.620%), (AFC), 11/19/35	7,237	6
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A 2.092%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 6/19/35	10,639	10
HomeBanc Mortgage Trust, Series 2005-1, Class A1 1.874%, (ICE LIBOR USD 1 Month plus 0.500%), 3/25/35	3,476	3
HSI Asset Securitization Corp. Trust, Series 2006-NC1, Class 2A 1.844%, (ICE LIBOR USD 1 Month plus 0.440%), 11/25/35	825,588	764
Impac Secured Assets Trust, Series 2007-1, Class A2 1.784%, (ICE LIBOR USD 1 Month plus 0.320%), (AFC), 3/25/37	1,681	2
IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 5A1 2.804%, (CSTR), 10/25/34	15,235	15
IndyMac INDX Mortgage Loan Trust, Series 2005-AR12, Class 2A1A 2.104%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 7/25/35	1,276	1
IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A 2.224%, (ICE LIBOR USD 1 Month plus 0.600%), 7/25/35	8,377	7
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1 2.581%, (CSTR), 10/25/35	6,882	6
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1 3.065%, (CSTR), 7/25/35	4,444	4
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1 4.340%, (CSTR), 6/25/37	34,454	27
Luminent Mortgage Trust, 2006-6, Class A1 1.824%, (ICE LIBOR USD 1 Month plus 0.400%), 10/25/46	758,713	688
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1 2.933%, (CSTR), 12/25/35	82,834	64
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A 2.079%, (CSTR), 2/25/36	1,064	1

Structured Products (9.4%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1 3.234%, (CSTR), 5/25/36	7,519	7
New Residential Mortgage Loan Trust, Series 2021-NQM1R, Class A3 1.198%, (AFC), 7/25/55 144A	887,331	838
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1 3.025%, (CSTR), 8/25/35	1,350	1
Residential Accredit Loans, Inc., Series 2006-QA7, Class 1A1 2.004%, (ICE LIBOR USD 1 Month plus 0.380%), 8/25/36	4,605	4
Residential Accredit Loans, Inc., Series 2006-QA8, Class A1 2.004%, (ICE LIBOR USD 1 Month plus 0.380%), 9/25/36	14,181	13
Residential Accredit Loans, Inc., Series 2007-QA1, Class A1 1.904%, (ICE LIBOR USD 1 Month plus 0.280%), 1/25/37	6,036	6
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2 6.500%, 4/25/37	3,312,131	1,099
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1 1.944%, (ICE LIBOR USD 1 Month plus 0.320%), 10/25/35	36,773	34
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2 1.567%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 2/25/36	376,222	358
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1 1.804%, (ICE LIBOR USD 1 Month plus 0.360%), (AFC), 7/25/46	162,180	139
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1 2.274%, (ICE LIBOR USD 1 Month plus 0.650%), 12/25/35	6,605	6
Towd Point Mortgage Funding, Series 2019-GR4A, Class A1 2.023%, (SONIO/N plus 1.144%), 10/20/51 144A GBP ∞	1,471,279	1,779
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6 2.614%, (CSTR, AFC), 2/25/33	681	1
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 3A3 3.331%, (CSTR), 10/25/36	16,367	15
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1 3.087%, (CSTR), 3/25/36	99,553	95
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 2A1 2.781%, (CSTR), 8/25/36	6,682	6
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1 3.125%, (CSTR), 2/25/37	2,548	2

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (9.4%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2 1.176%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.700%), 4/25/47	254,566	210
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1 2.610%, (CSTR), 7/25/37	26,868	24
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1 2.756%, (CSTR), 4/25/36	26,776	25
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1 2.863%, (CSTR), 11/25/37	21,217	20

Total		12,877

Total Structured Products
(Cost: $107,320)		103,334

Bank Loan Obligations (4.3%)

Bank Loan Obligations (4.3%)
Adient U.S. LLC, 5.420%, (ICE LIBOR USD 1 Month plus 3.250%), 4/10/28b	6,633,000	6,158
Albion Acquisitions, Ltd., 5.210%, (Euribor 3 Month ACT/360 plus 5.250%), 8/17/26 EUR∞	1,400,000	1,375
Altice Financing SA, 4.920%, 01/31/26	1,166,412	1,059
Altice France SA, 4.920%, (ICE LIBOR USD 3 Month plus 2.750%), 7/31/25	193,384	176
AmSurg Corp., 6.670%, (CME Term SOFR 1 Month plus 4.500%), 4/30/28	319,518	295
Avolon TLB Borrower 1 LLC, 4.420%, (ICE LIBOR USD 1 Month plus 2.250%), 12/1/27	1,182,000	1,121
Casino Guichard Perrachon SA, 3.960%, (Euribor 3 Month ACT/360 plus 4.000%), 8/31/25 EUR∞	1,300,000	1,218
Charter Communications Operating LLC, 3.920%, (ICE LIBOR USD 1 Month plus 1.750%), 2/1/27b	3,363,877	3,202
CommScope, Inc., 5.420%, (ICE LIBOR USD 3 Month plus 3.250%), 4/6/26	486,250	436
Connect Finco SARL, 5.670%, (ICE LIBOR USD 1 Month plus 3.500%), 12/11/26	1,173,000	1,082
Envision Healthcare Corp., 10.040%, (CME Term SOFR 1 Month plus 15.750%), 4/30/27	200,000	195
Grifols SA, 2.210%, (Euribor 3 Month ACT/360 plus 2.250%), 11/15/27 EUR∞,b	1,850,815	1,797
Hilton Worldwide Finance LLC, 3.920%, (ICE LIBOR USD 3 Month plus 1.750%), 6/22/26	1,120,295	1,070
INEOS Quattro Finance 2 PLC, 4.920%, (ICE LIBOR USD 1 Month plus 2.750%), 1/29/26b	2,169,023	2,042
INEOS Quattro Holdings UK, Ltd., 2.710%, (Euribor 3 Month ACT/360 plus 2.750%), 1/29/26 EUR∞	1,100,000	1,047
Intelsat Jackson Holdings SA, 6.420%, (CME Term SOFR 1 Month plus 4.250%), 2/1/29	197,756	180
Lumen Technologies, Inc., 4.420%, (ICE LIBOR USD 1 Month plus 2.250%), 3/15/27b	5,258,393	4,820
Setanta Aircraft Leasing DAC, 4.170%, (ICE LIBOR USD 1 Month plus 2.000%), 11/5/28b	4,000,000	3,798

Bank Loan Obligations (4.3%)	Shares/ Par +	Value $ (000’s)

Bank Loan Obligations continued
Sigma Bidco BV, 3.460%, (Euribor 3 Month plus 3.500%), 7/2/25 EUR∞	1,600,000	1,255
SOCAR Turkey Energy, Inc., 3.410%, (Euribor 3 Month ACT/360 plus 3.450%), 8/17/26 EUR∞	5,800,000	5,561
Standard Industries, Inc., 4.670%, (ICE LIBOR USD 1 Month plus 2.500%), 9/22/28	1,206,975	1,166
Summer BC Holdco B SARL, 6.670%, (ICE LIBOR USD 1 Month plus 4.500%), 12/4/26	992,500	913
WP/AP Telecom Holdings IV BV, 3.960%, (Euribor 3 Month ACT/360 plus 4.000%), 3/30/29 EUR∞	5,800,000	5,572
Ziggo Financing Partnership BV, 4.670%, (ICE LIBOR USD 1 Month plus 2.500%), 4/30/28	1,555,228	1,446

Total Bank Loan Obligations
(Cost: $52,863)		46,984

Short-Term Investments (13.8%)

Governments (9.9%)
Republic of Argentina 0.000%, 9/30/22 ARS∞	13,700,000	46
US Treasury 0.000%, 7/5/22b	2,100,000	2,100
0.000%, 7/7/22b	3,400,000	3,400
0.000%, 7/12/22b	2,200,000	2,199
0.000%, 7/14/22b	9,700,000	9,696
0.000%, 7/19/22b	20,800,000	20,789
0.000%, 7/21/22b	6,900,000	6,896
0.000%, 7/26/22b	18,800,000	18,787
0.000%, 7/28/22b	3,300,000	3,297
0.000%, 8/9/22b	3,200,000	3,196
0.000%, 8/25/22b	3,800,000	3,792
0.000%, 9/29/22b	29,700,000	29,578
0.000%, 10/4/22b	4,600,000	4,578

Total		108,354

Money Market Funds (0.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.450%#,b	5,946,222	5,946

Total		5,946

Repurchase Agreements (3.4%)
JP Morgan repurchase (Purchased on 6/30/22, to be repurchased at $37,701,466, collateralized by US Treasury Bond, 2%, due 8/15/51, par and fair value of $49,481,000 and $38,092,639, respectively) 1.400%, 7/1/22	37,700,000	37,700

Total		37,700

Total Short-Term Investments
(Cost: $152,028)		152,000

Total Investments (97.1%)
(Cost: $1,277,429)@		1,067,884

Other Assets, Less Liabilities (2.9%)		32,456

Net Assets (100.0%)		1,100,340

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Reverse Repurchase Agreements

Reference Entity	Counterparty	Interest Rate	Borrowing Date	Maturity Date	Currency	Amount Borrowed (000’s)	Payable for Reverse Repurchase Agreements (000s)
Ghana Government International Bond	Bank of America Merrill Lynch	–%	6/23/22	Open	USD	(178)	$(178)
Abertis Infrastructuras SA	JP Morgan Chase Bank NA	(1.250)%	1/17/22	Open	EUR	(239)	(219)

							$(397)

Exchange Traded or Centrally Cleared Derivatives Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Long	USD	32,200	322	9/22	$36,145	$(116)	$226
Ten-Year US Treasury Note Future	Long	USD	106,400	1,064	9/22	126,117	(517)	1,160
Two-Year US Treasury Note Future	Long	USD	127,200	636	9/22	133,570	(405)	358
Ultra Ten-Year US Treasury Note Future	Long	USD	12,300	123	9/22	15,667	(5)	115
Ultra Long Term US Treasury Bond Future	Long	USD	27,800	278	9/22	42,908	(916)	651

							$(1,959)	$2,510

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin (000’s)
1-Day JPY - MUTKCALM Compounded-OIS	0.050%	12/31	14,000	JPY	$3	$1	$4	$–	π
1-Day JPY - MUTKCALM Compounded-OIS	0.400%	6/32	2,140,000	JPY	84	47	131	(39)
6-Month EUR-EURIBOR	0.500%	9/52	1,400	EUR	196	296	492	(32)

					$283	$344	$627	$(71)

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)		Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin (000’s)
1-Day US SOFR	2.153%	5/32	14,200	USD	$–		$(783)	$(783)	$116
1-Day US SOFR	2.040%	5/32	6,800	USD	–		(442)	(442)	55
3-Month Canada Bankers Acceptances	2.050%	11/23	33,800	CAD	(9)		(409)	(418)	19
3-Month Canada Bankers Acceptances	0.880%	3/24	12,600	CAD	–	π	(413)	(413)	8
3-Month Canada Bankers Acceptances	2.500%	6/29	8,000	CAD	123		(525)	(402)	25
6-Month EUR-EURIBOR	–%	9/27	11,800	EUR	(672)		(605)	(1,277)	108
6-Month EUR-EURIBOR	0.250%	9/32	15,300	EUR	(1,431)		(1,470)	(2,901)	230

					$(1,989)		$(4,647)	$(6,636)	$561

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin (000’s)
Markit CDX Emerging Markets Index, Series 34	1.000%	12/25	5.688%	29,600	USD	$(771)	$(3,199)	$(3,970)	$(94)
Markit CDX Emerging Markets Index, Series 35	1.000%	6/26	4.599%	200	USD	(6)	(18)	(24)	-	π
Markit CDX Emerging Markets Index, Series 36	1.000%	12/26	4.596%	77,700	USD	(3,104)	(7,011)	(10,115)	(40)
Markit CDX North America High Yield Index, Series 38	5.000%	6/27	5.757%	8,217	USD	(278)	38	(240)	39
Markit CDX North America Investment Grade Index, Series 35	1.000%	12/25	0.804%	200	USD	3	(2)	1	-	π
Markit CDX North America Investment Grade Index, Series 36	1.000%	6/26	0.882%	800	USD	16	(12)	4	-	π
Markit CDX North America Investment Grade Index, Series 37	1.000%	12/26	0.946%	3,500	USD	46	(38)	8	-	π
Markit CDX North America Investment Grade Index, Series 38	1.000%	6/27	1.006%	86,200	USD	992	(1,017)	(25)	(12)
Markit iTraxx Europe Crossover Index, Series 37	5.000%	6/27	5.802%	64,600	EUR	3,836	(5,940)	(2,104)	1,862

						$734	$(17,199)	$(16,465)	$1,755

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)		Unrealized Appreciation/ (Depreciation) (000’s)		Market Value (000’s)		Variation Margin (000’s)
AT&T, Inc.	1.000%	6/26	1.142%	100	USD	$1		$(2)		$(1)		$-	π
AT&T, Inc.	1.000%	6/24	0.983%	200	USD	-	π	–	π	-	π	-	π
AT&T, Inc.	1.000%	6/25	1.061%	100	USD	(2)		2		-	π	-	π
Casino Guichard Perrachon SA	5.000%	6/23	22.437%	600	EUR	12		(103)		(91)		(5)
Casino Guichard Perrachon SA	5.000%	12/22	17.605%	1,700	EUR	(17)		(82)		(99)		(7)
Ford Motor Co.	5.000%	12/25	3.772%	400	USD	15		–	π	15		(1)
Ford Motor Co.	5.000%	6/26	3.931%	1,000	USD	43		(7)		36		(2)
Ford Motor Co.	5.000%	6/27	4.319%	700	USD	47		(28)		19		(2)
Ford Motor Co.	5.000%	12/23	3.074%	200	USD	11		(6)		5		-	π
Ford Motor Co.	5.000%	12/23	3.074%	700	USD	30		(11)		19		(1)
General Electric Co.	1.000%	12/26	1.700%	400	USD	4		(15)		(11)		(1)
General Electric Co.	1.000%	6/24	0.920%	900	USD	(3)		4		1		-	π
General Electric Co.	1.000%	6/26	1.530%	3,800	USD	34		(108)		(74)		(3)
Glencore Finance Europe, Ltd.	5.000%	12/25	1.891%	2,700	EUR	444		(154)		290		(11)
Glencore Finance Europe, Ltd.	5.000%	12/27	2.554%	1,600	EUR	368		(168)		200		(10)
Glencore Finance Europe, Ltd.	5.000%	12/26	2.242%	700	EUR	136		(53)		83		(4)
Marks & Spencer PLC	1.000%	12/24	2.609%	2,900	EUR	(68)		(59)		(127)		(11)
Marks & Spencer PLC	1.000%	6/27	4.082%	100	EUR	(7)		(7)		(14)		(1)
Marks & Spencer PLC	1.000%	12/28	4.469%	500	EUR	(35)		(61)		(96)		(4)

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin (000’s)
Volkswagen International Finance NV	1.000%	12/26	1.782%	3,100	EUR	$56	$(163)	$(107)	$(18)

						$1,069	$(1,021)	$48	$(81)

	Financial Derivative Assets			Financial Derivative Liabilities

	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)

	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$2,462	$2,510	$4,972	$(298)	$-	$(298)	$-

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	UBS AB	AUD	13,639	9,414	7/5/22	$–		$(328)		$(328)
Buy	HSBC Bank PLC	AUD	13,639	9,416	8/2/22	22		–		22
Sell	HSBC Bank PLC	AUD	13,639	9,414	7/5/22	–		(21)		(21)
Buy	BNP Paribas SA	BRL	2,233	427	7/5/22	–	π	–		–	π
Buy	Goldman Sachs Bank USA	BRL	30,189	5,769	7/5/22	–		(308)		(308)
Buy	Goldman Sachs Bank USA	BRL	27,956	5,296	8/2/22	–		(39)		(39)
Sell	BNP Paribas SA	BRL	2,233	427	7/5/22	39		–		39
Sell	Goldman Sachs Bank USA	BRL	30,189	5,769	7/5/22	36		–	π	36
Sell	Bank of America NA	CAD	504	392	7/5/22	8		–		8
Sell	HSBC Bank PLC	CAD	378	294	7/5/22	1		–		1
Sell	Royal Bank of Canada	CAD	179	139	7/5/22	3		–		3
Sell	HSBC Bank PLC	CNH	27,156	4,056	8/10/22	–		(11)		(11)
Sell	JP Morgan Chase Bank NA	CNH	32,116	4,797	8/10/22	–		(23)		(23)
Sell	HSBC Bank PLC	CNH	18,570	2,779	5/10/23	–		(12)		(12)
Buy	Barclays Bank PLC	EUR	7,267	7,616	7/5/22	–		(46)		(46)
Buy	BNP Paribas SA	EUR	219,029	229,532	7/5/22	–		(880)		(880)
Sell	HSBC Bank PLC	EUR	220,615	231,194	7/5/22	6,717		–		6,717
Sell	UBS AB	EUR	5,681	5,953	7/5/22	33		–		33
Sell	BNP Paribas SA	EUR	217,379	228,221	8/2/22	835		–		835
Buy	BNP Paribas SA	GBP	869	1,058	7/5/22	–		(6)		(6)
Sell	Bank of America NA	GBP	38,046	46,313	7/5/22	1,791		–		1,791
Sell	Bank of America NA	GBP	37,177	45,277	8/2/22	–		(106)		(106)
Buy	HSBC Bank PLC	IDR	27,086,198	1,817	8/10/22	–		(30)		(30)
Buy	JP Morgan Chase Bank NA	IDR	61,571,782	4,131	8/10/22	–		(55)		(55)
Sell	Bank of America NA	IDR	214,043	14	8/10/22	–	π	–		–	π
Sell	BNP Paribas SA	IDR	88,890,308	5,964	8/10/22	157		–		157
Sell	Barclays Bank PLC	JPY	27,100	200	7/5/22	10		–		10
Buy	BNP Paribas SA	MXN	9,380	466	7/1/22	18		–		18
Buy	Goldman Sachs Bank USA	MXN	127,560	6,332	7/15/22	86		–		86
Buy	BNP Paribas SA	MXN	9,380	460	9/15/22	–	π	–		–	π
Sell	BNP Paribas SA	MXN	9,380	466	7/1/22	–	π	–		–	π
Sell	Bank of America NA	MXN	4,920	243	8/9/22	–		(1)		(1)
Sell	UBS AB	MXN	129,854	6,381	9/8/22	136		–		136
Buy	UBS AB	NOK	106,340	10,796	7/5/22	–		(481)		(481)
Buy	Barclays Bank PLC	NOK	106,259	10,794	8/2/22	–		(50)		(50)
Sell	Barclays Bank PLC	NOK	106,306	10,793	7/5/22	51		–		51
Buy	BNP Paribas SA	ZAR	94,864	5,772	10/14/22	–		(397)		(397)

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Forward Foreign Currency Contracts (continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	BNP Paribas SA	ZAR	506	31	11/8/22	$–	$(1)	$(1)

						$9,943	$(2,795)	$7,148

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Casino Guichard Perrachon SA	JP Morgan Chase Bank NA	5.000%	12/22	17.605%	EUR	100	$1	$(7)	$(6)
Hochtief AG	JP Morgan Chase Bank NA	5.000%	12/26	2.869%	EUR	1,000	203	(110)	93
Hochtief AG	JP Morgan Chase Bank NA	5.000%	12/26	2.869%	EUR	1,800	370	(203)	167
Intrum AB	Barclays Bank PLC	5.000%	12/24	4.951%	EUR	100	4	(4)	–	π
Intrum AB	Goldman Sachs International	5.000%	12/24	4.951%	EUR	200	10	(10)	–	π
Intrum AB	Goldman Sachs International	5.000%	12/24	4.951%	EUR	200	8	(8)	–	π
Intrum AB	Goldman Sachs International	5.000%	12/24	4.951%	EUR	200	9	(9)	–	π
Intrum AB	Goldman Sachs International	5.000%	12/24	4.951%	EUR	300	16	(16)	–	π
Intrum AB	Goldman Sachs International	5.000%	12/24	4.951%	EUR	300	16	(16)	–	π
Intrum AB	Goldman Sachs International	5.000%	12/24	4.951%	EUR	400	22	(22)	–	π
Intrum AB	Goldman Sachs International	5.000%	12/24	4.951%	EUR	400	22	(22)	–	π
Intrum AB	Goldman Sachs International	5.000%	12/24	4.951%	EUR	500	20	(20)	–	π
Intrum AB	Goldman Sachs International	5.000%	12/24	4.951%	EUR	600	27	(28)	(1)
Intrum AB	Goldman Sachs International	5.000%	12/24	4.951%	EUR	600	33	(34)	(1)
Intrum AB	JP Morgan Chase Bank NA	5.000%	12/24	4.951%	EUR	800	33	(34)	(1)
Intrum AB	Morgan Stanley Capital Services	5.000%	12/24	4.951%	EUR	100	4	(4)	–	π
Intrum AB	Morgan Stanley Capital Services	5.000%	12/24	4.951%	EUR	100	4	(4)	–	π
Intrum AB	Morgan Stanley Capital Services	5.000%	12/24	4.951%	EUR	200	11	(11)	–	π
Republic of Indonesia	Barclays Bank PLC	1.000%	6/31	2.005%	USD	5,700	(216)	(196)	(412)
United Mexican States	Morgan Stanley Capital Services	1.000%	12/26	1.642%	USD	300	1	(9)	(8)
United Mexican States	Morgan Stanley Co., Inc.	1.000%	6/27	1.751%	USD	500	(2)	(15)	(17)

							$596	$(782)	$(186)

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$9,943	$260	$10,203	$(2,795)	–	$(446)	$(3,241)

Restricted Securities

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Constellation Oil - Class B	6/10/22	$12	$12	–	%π
Noble Corp. PLC	2/5/21	237	578	0.05

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

Æ	Security valued using significant unobservable inputs.

d	Restricted security – see accompanying table for additional details

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022 the value of these securities (in thousands) was $273,587 representing 24.9% of the net assets.

f	Defaulted Security

∞	Foreign Bond — par value is foreign denominated.

§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At June 30, 2022, the aggregate value of these securities was $244,954 (in thousands), representing 22.2% of net assets.

b

Cash or securities with an aggregate value of $371,587 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2022.

µ	Perpetual maturity, date shown, if applicable, represents next contractual call date.

Þ	PIK - Payment In Kind. PIK rate of Odebrecht Drilling Norbe VIII/IX, Ltd. 7.350%.

S	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

π	Amount is less than one thousand.

#	7-Day yield as of 6/30/2022.

@

At June 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,277,706 and the net unrealized depreciation of investments based on that cost was $227,662 which is comprised of $17,670 aggregate gross unrealized appreciation and $245,332 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2022. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Bank Loan Obligations	$-	$46,984	$-
Common Stocks
Energy	638	-	12
All Others	-	-	264
Convertible Corporate Bonds	-	1,400	-
Municipal Bonds	-	7,428	-
Corporate Bonds
Communications	-	68,234	9
All Others	-	524,715	-
Governments	-	162,866	-
Structured Products	-	103,334	-
Short-Term Investments
Money Market Funds	5,946	-	-
All Others	-	146,054	-
Other Financial Instruments^
Forward Foreign Currency Contracts	-	9,943	-
Interest Rate Swaps	-	627	-
Credit Default Swaps	-	941	-
Total Assets:	$6,584	$1,072,526	$285
Liabilities:
Other Financial Instruments^
Futures	(1,959)	-	-
Forward Foreign Currency Contracts	-	(2,795)	-
Interest Rate Swaps	-	(6,636)	-
Credit Default Swaps	-	(17,544)	-
Reverse Repurchase Agreements	-	(397)	-
Total Liabilities:	$(1,959)	$(27,372)	$-

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2022.

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio (unaudited)

   Sector Allocation 6/30/22

Sector	% of Net Assets
Fixed Income	46.8%
Domestic Equity	38.3%
Foreign Equity	11.4%
Short-Term Investments & Other Net Assets	3.5%

Sector Allocation is subject to change.

The Portfolio may obtain its exposure to domestic and foreign equity securities by investing in other Series Fund portfolios (Underlying Portfolios). Each of the Underlying Portfolios has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios in which it invests, including that risk that an Underlying Portfolio will not perform as expected. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio, it will be particularly sensitive to the risks associated with that Underlying Portfolio may have a significant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolio’s expenses.

The Portfolio may use derivative instruments to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those investments.

The U.S. federal funds rate has been subject to moderate increases over the course of the last three years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Balanced Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

Investment Companies (96.5%)	Shares/ Par+	Value $ (000’s)

Domestic Equity (38.3%)
iShares Core S&P 500 ETF	285,200	108,134
iShares Core S&P Mid-Cap ETF	37,150	8,404
iShares Core S&P Small-Cap ETF	165,400	15,285
iShares Russell 2000 ETF	64,400	10,907
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	46,410,328	81,125
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio £	15,594,253	28,787
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	29,631,296	91,087
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio £	13,009,922	34,411
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	80,053,301	90,940
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio £	18,413,610	32,316
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio £	24,968,480	27,590
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	27,298,531	79,193
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	50,680,598	93,100
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	8,155,274	18,211
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	11,778,432	24,146

Total		743,636

Fixed Income (46.8%)
iShares Core U.S. Aggregate Bond ETF	57,700	5,867
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	85,802,978	55,600
Northwestern Mutual Series Fund, Inc., Multi- Sector Bond Portfolio £	106,601,548	99,246
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	646,906,405	725,829
Northwestern Mutual Series Fund, Inc., Short- Term Bond Portfolio £	22,680,206	22,975

Total		909,517

Investment Companies (96.5%)	Shares/ Par+	Value $ (000’s)

Foreign Equity (11.4%)
iShares Core MSCI EAFE ETF	654,900	38,541
iShares Core MSCI Emerging Markets ETF	124,900	6,128
iShares MSCI EAFE ETF	139,900	8,742
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	17,166,196	17,372
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	40,424,417	57,969
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	31,157,821	54,433
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio £	38,234,563	39,152

Total		222,337

Total Investment Companies
(Cost: $2,021,639)		1,875,490

Short-Term Investments (3.1%)

Commercial Paper (0.2%)
The Home Depot, Inc. 1.550%, 7/6/22 144A	4,000,000	3,999

Total		3,999

Investment Companies (2.3%)
JPMorgan Ultra-Short Income ETF	452,950	22,688
PIMCO Enhanced Short Maturity Active ETF	225,400	22,339

Total		45,027

Money Market Funds (0.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.450%#	11,096,704	11,097

Total		11,097

Total Short-Term Investments
(Cost: $61,095)		60,123

Total Investments (99.6%)
(Cost: $2,082,734)@		1,935,613

Other Assets, Less Liabilities (0.4%)		7,578

Net Assets (100.0%)		1,943,191

+	All par is stated in U.S. Dollar unless otherwise noted.

£	Affiliated Company

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022 the value of these securities (in thousands) was $3,999 representing 0.2% of the net assets.

#	7-Day yield as of 6/30/2022.

@

At June 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $2,082,734 and the net unrealized depreciation of investments based on that cost was $147,121 which is comprised of $44,164 aggregate gross unrealized appreciation and $191,285 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2022. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
Investment Companies	$1,875,490	$-	$-
Short-Term Investments
All Others	56,124	-	-
Commercial Paper	-	3,999	-
Total Assets:	$1,931,614	$3,999	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio (unaudited)

   Sector Allocation 6/30/22

Sector	% of Net Assets
Domestic Equity	49.4%
Fixed Income	31.8%
Foreign Equity	16.4%
Short-Term Investments & Other Net Assets	2.4%

Sector Allocation is subject to change.

The Portfolio obtains its exposure to equity and fixed income securities by investing in other Series Fund portfolios (Underlying Portfolios). Each of the Underlying Portfolios has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios in which it invests, including that risk that an Underlying Portfolio will not perform as expected. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio, it will be particularly sensitive to the risks associated with that Underlying Portfolio may have a significant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolio’s expenses.

The Portfolio may use derivative instruments to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those investments.

The U.S. federal funds rate has been subject to moderate increases over the course of the last three years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Asset Allocation Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

Investment Companies (97.6%)	Shares/ Par+	Value $ (000’s)

Domestic Equity (49.4%)
iShares Core S&P 500 ETF	47,400	17,972
iShares Core S&P Mid-Cap ETF	7,350	1,663
iShares Core S&P Small-Cap ETF	26,800	2,477
iShares Russell 2000 ETF	300	51
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	8,149,822	14,246
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio £	2,730,982	5,041
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	5,176,722	15,913
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio £	2,257,428	5,971
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	13,772,520	15,645
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio £	3,082,459	5,410
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio £	4,197,970	4,639
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	4,513,579	13,094
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	8,098,630	14,877
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	2,305,661	5,148
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	3,286,156	6,737

Total		128,884

Fixed Income (31.8%)
iShares Core U.S. Aggregate Bond ETF	28,200	2,867
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	19,743,682	12,794
Northwestern Mutual Series Fund, Inc., Multi- Sector Bond Portfolio £	14,257,333	13,274
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	45,295,903	50,822

Investment Companies (97.6%)	Shares/ Par+	Value $ (000’s)

Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short- Term Bond Portfolio £	3,099,764	3,140

Total		82,897

Foreign Equity (16.4%)
iShares Core MSCI EAFE ETF	118,500	6,974
iShares Core MSCI Emerging Markets ETF	23,600	1,158
iShares MSCI EAFE ETF	22,100	1,381
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	3,466,719	3,508
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	7,772,184	11,145
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	6,188,750	10,812
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio £	7,781,712	7,968

Total		42,946

Total Investment Companies
(Cost: $269,444)		254,727

Short-Term Investments (2.3%)

Investment Companies (1.5%)
JPMorgan Ultra-Short Income ETF	40,300	2,018
PIMCO Enhanced Short Maturity Active ETF	20,100	1,992

Total		4,010

Money Market Funds (0.8%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.450%#	2,022,766	2,023

Total		2,023

Total Short-Term Investments
(Cost: $6,120)		6,033

Total Investments (99.9%)
(Cost: $275,564)@		260,760

Other Assets, Less Liabilities (0.1%)		153

Net Assets (100.0%)		260,913

+	All par is stated in U.S. Dollar unless otherwise noted.

£	Affiliated Company

#	7-Day yield as of 6/30/2022.

@

At June 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $275,564 and the net unrealized depreciation of investments based on that cost was $14,804 which is comprised of $7,425 aggregate gross unrealized appreciation and $22,229 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2022. See Note 3 for additional information on portfolio valuation.

		Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
Investment Companies	$254,727	$–	$–
Short-Term Investments	6,033	–	–
Total Assets:	$260,760	$–	$–

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2022 (unaudited) (in thousands)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio
Assets
Unaffiliated Investments, at Value (1)	$853,867	$950,199	$606,980	$181,164	$4,373,387
Cash	–	–	–	–	62
Cash Collateral for Derivative Positions	–	–	–	–	2,874
Receivable for Portfolio Shares Sold	120	106	33	66	671
Receivable for Investment Securities Sold	–	–	92	1,053	–
Prepaid Expenses and Other Assets	16	17	14	11	40
Dividends and Interest Receivable	131	835	659	134	3,457

Total Assets	854,134	951,157	607,778	182,428	4,380,491

Liabilities
Payable for Portfolio Shares Redeemed	141	243	210	7	811
Payable for Investment Securities Purchased	2,947	390	823	353	–
Variation Margin Payable	–	–	–	–	430
Investment Advisory Fees	312	484	224	106	701
Compliance Fees Payable	6	6	5	4	11
Accrued Expenses	33	34	24	19	21

Total Liabilities	3,439	1,157	1,286	489	1,974

Net Assets	$850,695	$950,000	$606,492	$181,939	$4,378,517

Represented By:
Aggregate Paid in Capital (10) (11)	$637,416	$543,644	$413,365	$138,462	$1,520,809
Total Distributable Earnings (Loss)	213,279	406,356	193,127	43,477	2,857,708

Net Assets for Shares Outstanding (10) (11)	$850,695	$950,000	$606,492	$181,939	$4,378,517

Net Asset Value, Offering and Redemption Price per Share	$2.65	$3.07	$1.76	$1.14	$6.54

(1) Unaffiliated Investments, at Cost	$772,210	$734,286	$569,430	$168,130	$1,773,631
(10) Shares Outstanding	321,621	309,057	345,532	160,215	669,691
(11) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2022 (unaudited) (in thousands)

	Large Company Value Portfolio	Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio
Assets
Unaffiliated Investments, at Value (1)	$171,552	$985,285	$720,983	$984,892	$1,070,646
Foreign Currency, at Value (4)	125	–	–	–	–
Cash Collateral for Derivative Positions	–	–	–	–	201
Receivable for Portfolio Shares Sold	61	257	579	6,019	216
Receivable for Investment Securities Sold	447	3,768	645	6,272	–
Receivable for Foreign Currency	71	–	–	–	–
Prepaid Expenses and Other Assets	11	16	14	17	26
Dividends and Interest Receivable	415	1,212	1,526	655	1,123

Total Assets	172,682	990,538	723,747	997,855	1,072,212

Liabilities
Payable for Portfolio Shares Redeemed	6	279	71	355	158
Payable for Investment Securities Purchased	444	10,217	509	3,119	–
Variation Margin Payable	–	–	–	–	151
Payable for Foreign Currency	11	–	–	–	–
Collateral from Counterparty	830	–	–	–	–
Investment Advisory Fees	106	395	347	442	204
Compliance Fees Payable	5	5	5	6	6
Accrued Expenses	25	26	26	29	29

Total Liabilities	1,427	10,922	958	3,951	548

Net Assets	$171,255	$979,616	$722,789	$993,904	$1,071,664

Represented By:
Aggregate Paid in Capital (10) (11)	$119,462	$643,562	$462,036	$939,799	$739,722
Total Distributable Earnings (Loss)	51,793	336,054	260,753	54,105	331,942

Net Assets for Shares Outstanding (10) (11)	$171,255	$979,616	$722,789	$993,904	$1,071,664

Net Asset Value, Offering and Redemption Price per Share	$1.11	$1.75	$1.85	$2.90	$2.07

(1) Unaffiliated Investments, at Cost	$170,222	$816,225	$598,977	$1,014,829	$899,827
(4) Foreign Currency, at Cost	125	–	–	–	–
(10) Shares Outstanding	154,931	560,561	391,443	342,605	518,236
(11) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2022 (unaudited) (in thousands)

	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio	International Growth Portfolio
Assets
Unaffiliated Investments, at Value (1)	$633,483	$580,301	$358,474	$534,535	$826,067
Cash	–	–	4	566	–
Foreign Currency, at Value (4)	–	–	–	–	1,353
Receivable for Portfolio Shares Sold	171	43	83	497	131
Receivable for Investment Securities Sold	829	4,008	595	1,080	–
Receivable for Foreign Currency	193	–	–	–	16
Prepaid Expenses and Other Assets	14	14	25	14	15
Dividends and Interest Receivable	1,093	172	417	362	2,113

Total Assets	635,783	584,538	359,598	537,054	829,695

Liabilities
Payable for Portfolio Shares Redeemed	6,147	192	62	51	236
Payable for Investment Securities Purchased	2,851	4,063	–	832	11,928
Accrued Foreign Capital Gains Tax	–	–	–	–	4
Variation Margin Payable	–	–	39	–	–
Payable to Custodian	105	–	–	–	–
Payable for Foreign Currency	45	–	–	–	–
Collateral from Counterparty	2,930	–	–	–	–
Investment Advisory Fees	372	263	69	388	405
Compliance Fees Payable	5	5	5	5	6
Accrued Expenses	38	26	31	19	63

Total Liabilities	12,493	4,549	206	1,295	12,642

Net Assets	$623,290	$579,989	$359,392	$535,759	$817,053

Represented By:
Aggregate Paid in Capital (10) (11)	$469,846	$525,102	$283,511	$359,383	$631,108
Total Distributable Earnings (Loss)	153,444	54,887	75,881	176,376	185,945

Net Assets for Shares Outstanding (10) (11)	$623,290	$579,989	$359,392	$535,759	$817,053

Net Asset Value, Offering and Redemption Price per Share	$1.84	$2.23	$1.49	$2.05	$1.75

(1) Unaffiliated Investments, at Cost	$659,261	$603,169	$329,675	$456,562	$768,487
(4) Foreign Currency, at Cost	–	–	–	–	1,352
(10) Shares Outstanding	339,284	259,746	240,485	261,344	467,713
(11) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2022 (unaudited) (in thousands)

	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Government Money Market Portfolio	Short-Term Bond Portfolio
Assets
Unaffiliated Investments, at Value (1)	$737,239	$1,650,040	$835,348	$244,183	$399,332
Investments in Repurchase Agreements, at Value (3)	–	–	–	281,000	–
Cash	–	58	–	–	74
Foreign Currency, at Value (4)	302	862	755	–	–
Receivable for Portfolio Shares Sold	229	546	206	1,776	148
Receivable for Investment Securities Sold	501	2,510	–	–	907
Variation Margin Receivable	–	–	–	–	211
Receivable for Foreign Currency	3	3,367	–	–	–
Prepaid Expenses and Other Assets	15	20	15	12	13
Dividends and Interest Receivable	3,015	6,016	1,975	227	1,941

Total Assets	741,304	1,663,419	838,299	527,198	402,626

Liabilities
Payable for Portfolio Shares Redeemed	205	354	184	964	37
Payable for Investment Securities Purchased	1,725	2,866	–	–	5,581
Accrued Foreign Capital Gains Tax	60	–	2,031	–	–
Variation Margin Payable	–	–	–	–	141
Payable for Foreign Currency	–	19	–	–	–
Collateral from Counterparty	–	3,680	–	–	–
Investment Advisory Fees	465	930	605	127	106
Compliance Fees Payable	6	7	5	5	5
Accrued Expenses	54	81	78	26	43

Total Liabilities	2,515	7,937	2,903	1,122	5,913

Net Assets	$738,789	$1,655,482	$835,396	$526,076	$396,713

Represented By:
Aggregate Paid in Capital (10) (11)	$627,635	$1,788,916	$793,260	$526,070	$406,190
Total Distributable Earnings (Loss)	111,154	(133,434)	42,136	6	(9,477)

Net Assets for Shares Outstanding (10) (11)	$738,789	$1,655,482	$835,396	$526,076	$396,713

Net Asset Value, Offering and Redemption Price per Share	$1.02	$1.43	$1.01	$1.00	$1.01

(1) Unaffiliated Investments, at Cost	$708,904	$1,905,441	$866,017	$244,183	$414,344
(3) Investments in Repurchase Agreements, at Cost	–	–	–	281,000	–
(4) Foreign Currency, at Cost	302	860	957	–	–
(10) Shares Outstanding	721,271	1,154,276	825,789	526,068	391,567
(11) Shares Authorized, $.01 Par Value	2,000,000	3,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2022 (unaudited) (in thousands)

	Select Bond Portfolio	Long-Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio
Assets
Unaffiliated Investments, at Value (1)	$3,226,010	$134,360	$453,337	$685,081	$1,030,184
Investments in Repurchase Agreements, at Value (3)	–	–	–	–	37,700
Cash	–	–	3,748	–	2
Foreign Currency, at Value (4)	–	–	–	–	861
Cash Collateral for Derivative Positions	2,940	572	–	–	16,852
Receivable for Portfolio Shares Sold	210	4	70	73	163
Receivable for Investment Securities Sold	288,518	15,611	26	20	19,600
Receivable for Financing Transactions	–	83,508	–	–	–
Variation Margin Receivable	–	213	–	–	4,972
Outstanding Swap Contracts, at Value (8)	–	–	6,280	–	260
Receivable for Foreign Currency	–	–	34	–	10,080
Prepaid Expenses and Other Assets	27	11	12	14	17
Dividends and Interest Receivable	13,112	696	1,456	12,278	12,085

Total Assets	3,530,817	234,975	464,963	697,466	1,132,776

Liabilities
Payable for Portfolio Shares Redeemed	21,867	7	120	129	289
Payable for Investment Securities Purchased	525,567	16,846	1,411	–	17,885
Payable for Financing Transactions	–	102,592	–	–	–
Accrued Foreign Capital Gains Tax	–	–	–	–	1
Variation Margin Payable	–	344	704	–	298
Payable to Custodian	–	–	–	–	896
Securities Sold Short, at Value (7)	–	4,594	–	–	–
Payable for Reverse Repurchase Agreements	–	–	–	–	397
Outstanding Swap Contracts, at Value (9)	–	–	408	–	446
Payable for Foreign Currency	–	–	–	–	2,795
Collateral from Counterparty	–	–	4,157	–	8,720
Investment Advisory Fees	725	46	190	248	629
Compliance Fees Payable	8	4	5	5	6
Deferred Income for Financing Transactions	–	10	–	–	–
Accrued Expenses	50	32	34	39	74

Total Liabilities	548,217	124,475	7,029	421	32,436

Net Assets	$2,982,600	$110,500	$457,934	$697,045	$1,100,340

Represented By:
Aggregate Paid in Capital (10) (11)	$3,313,135	$160,353	$447,884	$751,976	$1,280,363
Total Distributable Earnings (Loss)	(330,535)	(49,853)	10,050	(54,931)	(180,023)

Net Assets for Shares Outstanding (10) (11)	$2,982,600	$110,500	$457,934	$697,045	$1,100,340

Net Asset Value, Offering and Redemption Price per Share	$1.12	$0.74	$1.15	$0.65	$0.93

(1) Unaffiliated Investments, at Cost	$3,477,478	$170,801	$493,486	$797,981	$1,239,729
(3) Investments in Repurchase Agreements, at Cost	–	–	–	–	37,700
(4) Foreign Currency, at Cost	–	–	–	–	914
(7) Proceeds Received from Short Sales	–	4,564	–	–	–
(8) Premiums Paid on Swap Contracts	–	226	2	–	7,314
(9) Premiums Received from Swap Contracts	–	214	1	–	6,621
(10) Shares Outstanding	2,659,298	148,647	397,075	1,075,441	1,181,411
(11) Shares Authorized, $.01 Par Value	6,000,000	2,000,000	2,000,000	3,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2022 (unaudited) (in thousands)

	Balanced Portfolio	Asset Allocation Portfolio
Assets
Unaffiliated Investments, at Value (1)	$262,131	$40,576
Affiliated Investments, at Value (2)	1,673,482	220,184
Receivable for Portfolio Shares Sold	265	11
Receivable for Investment Securities Sold	24,100	3,100
Prepaid Expenses and Other Assets	22	12
Dividends and Interest Receivable	11	1

Total Assets	1,960,011	263,884

Liabilities
Payable for Portfolio Shares Redeemed	332	8
Payable for Investment Securities Purchased	16,369	2,926
Investment Advisory Fees	82	11
Compliance Fees Payable	7	5
Accrued Expenses	30	21

Total Liabilities	16,820	2,971

Net Assets	$1,943,191	$260,913

Represented By:
Aggregate Paid in Capital (10) (11)	$1,869,687	$244,948
Total Distributable Earnings (Loss)	73,504	15,965

Net Assets for Shares Outstanding (10) (11)	$1,943,191	$260,913

Net Asset Value, Offering and Redemption Price per Share	$1.33	$1.10

(1) Unaffiliated Investments, at Cost	$276,500	$43,337
(2) Affiliated Investments, at Cost	1,806,234	232,227
(10) Shares Outstanding	1,456,873	236,504
(11) Shares Authorized, $.01 Par Value	4,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2022 (unaudited) (in thousands)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio
Investment Income
Income
Interest (1)	$9	$26	$7	$6	$81
Unaffiliated Dividends (1)	2,332	4,024	4,974	1,352	37,896

Total Income	2,341	4,050	4,981	1,358	37,977

Expenses
Investment Advisory Fees	2,259	4,029	1,556	699	4,917
Custodian Fees	19	13	13	9	12
Shareholder Reporting Fees	6	8	7	6	9
Audit Fees	14	13	14	11	22
Valuation Services	–	–	1	–	3
Compliance Fees	6	6	5	4	11
Directors Fees	24	24	22	19	45
Professional Fees	5	4	4	4	7
Trade Name Fees	–	–	–	–	51
Other Expenses	8	7	5	1	28

Total Expenses	2,341	4,104	1,627	753	5,105

Less Waived Fees:
Paid by Affiliate	(12)	(672)	(37)	(28)	(293)

Net Expenses	2,329	3,432	1,590	725	4,812

Net Investment Income (Loss)	12	618	3,391	633	33,165
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	(18,645)	64,885	38,619	10,511	29,338
Futures Contracts	–	–	–	–	(7,597)

Net Realized Gain (Loss) on Investments	(18,645)	64,885	38,619	10,511	21,741

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	(456,656)	(442,812)	(211,119)	(48,008)	(1,150,729)
Futures Contracts	–	–	–	–	(3,229)

Net Change in Unrealized Appreciation (Depreciation) of Investments	(456,656)	(442,812)	(211,119)	(48,008)	(1,153,958)

Net Gain (Loss) on Investments	(475,301)	(377,927)	(172,500)	(37,497)	(1,132,217)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(475,289)	$(377,309)	$(169,109)	$(36,864)	$(1,099,052)

(1) Net of Foreign Witholding Tax	$18	$494	$2	$62	$9

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2022 (unaudited) (in thousands)

	Large Company Value Portfolio	Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio
Investment Income
Income
Interest (1)	$6	$23	$17	$5	$26
Unaffiliated Dividends (1)	2,824	11,326	11,056	4,414	9,387

Total Income	2,830	11,349	11,073	4,419	9,413

Expenses
Investment Advisory Fees	765	2,713	2,630	3,002	1,505
Custodian Fees	17	9	19	18	20
Shareholder Reporting Fees	7	8	8	6	9
Audit Fees	13	13	13	14	15
Valuation Services	8	–	1	1	2
Compliance Fees	4	6	5	6	6
Directors Fees	19	23	22	24	24
Professional Fees	4	4	4	5	5
Trade Name Fees	–	–	–	–	57
Other Expenses	1	6	5	7	7

Total Expenses	838	2,782	2,707	3,083	1,650

Less Waived Fees:
Paid by Affiliate	(33)	(196)	(342)	(8)	(177)

Net Expenses	805	2,586	2,365	3,075	1,473

Net Investment Income (Loss)	2,025	8,763	8,708	1,344	7,940
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	16,309	22,368	37,047	(11,424)	23,002
Futures Contracts	–	–	–	–	(1,438)
Foreign Currency Transactions	1,339	–	(3)	–	–

Net Realized Gain (Loss) on Investments	17,648	22,368	37,044	(11,424)	21,564

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	(35,763)	(133,529)	(114,250)	(347,138)	(290,245)
Futures Contracts	–	–	–	–	(1,065)
Foreign Currency Transactions	291	–	(1)	–	–

Net Change in Unrealized Appreciation (Depreciation) of Investments	(35,472)	(133,529)	(114,251)	(347,138)	(291,310)

Net Gain (Loss) on Investments	(17,824)	(111,161)	(77,207)	(358,562)	(269,746)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(15,799)	$(102,398)	$(68,499)	$(357,218)	$(261,806)

(1) Net of Foreign Witholding Tax	$56	$–	$271	$1	$–

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2022 (unaudited) (in thousands)

	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio	International Growth Portfolio
Investment Income
Income
Interest (1)	$17	$11	$8	$27	$133
Unaffiliated Dividends (1)	8,952	1,965	2,463	4,135	9,270

Total Income	8,969	1,976	2,471	4,162	9,403

Expenses
Investment Advisory Fees	2,919	1,795	445	2,566	2,668
Custodian Fees	27	11	35	10	84
Shareholder Reporting Fees	8	9	7	25	9
Audit Fees	14	13	13	12	15
Valuation Services	8	1	4	1	8
Compliance Fees	5	5	5	5	5
Directors Fees	21	22	20	21	23
Professional Fees	4	4	6	4	8
Trade Name Fees	–	–	16	–	–
Other Expenses	4	5	2	4	6

Total Expenses	3,010	1,865	553	2,648	2,826

Less Waived Fees:
Paid by Affiliate	(558)	–	–	(27)	–

Net Expenses	2,452	1,865	553	2,621	2,826

Net Investment Income (Loss)	6,517	111	1,918	1,541	6,577
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	66,419	(32,211)	9,305	22,445	22,257
Futures Contracts	–	–	(1,120)	–	–
Foreign Currency Transactions	3,447	–	–	–	(75)

Net Realized Gain (Loss) on Investments	69,866	(32,211)	8,185	22,445	22,182

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	(131,890)	(223,176)	(93,874)	(163,377)	(323,432)
Futures Contracts	–	–	(192)	–	–
Foreign Currency Transactions	646	–	–	–	(141)

Net Change in Unrealized Appreciation (Depreciation) of Investments	(131,244)	(223,176)	(94,066)	(163,377)	(323,573)

Net Gain (Loss) on Investments	(61,378)	(255,387)	(85,881)	(140,932)	(301,391)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(54,861)	$(255,276)	$(83,963)	$(139,391)	$(294,814)

(1) Net of Foreign Witholding Tax	$141	$–	$2	$12	$139

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2022 (unaudited) (in thousands)

	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Government Money Market Portfolio	Short-Term Bond Portfolio
Investment Income
Income
Interest (1)	$21	$41	$52	$1,133	$3,601
Unaffiliated Dividends (1)	13,752	42,300	12,088	–	–

Total Income	13,773	42,341	12,140	1,133	3,601

Expenses
Investment Advisory Fees	3,250	5,917	4,638	747	647
Custodian Fees	73	162	101	19	29
Shareholder Reporting Fees	9	56	9	3	7
Audit Fees	15	16	15	13	16
Valuation Services	8	7	7	3	31
Compliance Fees	5	7	5	5	5
Directors Fees	22	28	23	21	20
Professional Fees	8	15	15	6	8
Other Expenses	5	10	6	3	2

Total Expenses	3,395	6,218	4,819	820	765

Less Waived Fees:
Paid by Affiliate	(215)	(1,013)	(754)	(230)	–

Net Expenses	3,180	5,205	4,065	590	765

Net Investment Income (Loss)	10,593	37,136	8,075	543	2,836
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	22,804	4,547	(10,260)	6	(2,047)
Futures Contracts	–	–	–	–	(817)
Foreign Currency Transactions	(153)	538	74	–	–

Net Realized Gain (Loss) on Investments	22,651	5,085	(10,186)	6	(2,864)

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	(233,181)	(225,525)	(238,438)	–	(15,555)
Futures Contracts	–	–	–	–	(282)
Foreign Currency Transactions	(179)	3,781	(212)	–	–

Net Change in Unrealized Appreciation (Depreciation) of Investments	(233,360)	(221,744)	(238,650)	–	(15,837)

Net Gain (Loss) on Investments	(210,709)	(216,659)	(248,836)	6	(18,701)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(200,116)	$(179,523)	$(240,761)	$549	$(15,865)

(1) Net of Foreign Witholding Tax	$244	$1,108	$380	$–	$–

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2022 (unaudited) (in thousands)

	Select Bond Portfolio	Long- Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi- Sector Bond Portfolio
Investment Income
Income
Interest (1)	$32,343	$1,787	$12,782	$22,044	$22,412
Unaffiliated Dividends (1)	–	–	112	–	–

Total Income	32,343	1,787	12,894	22,044	22,412

Expenses
Investment Advisory Fees	4,722	333	1,283	1,602	4,632
Custodian Fees	41	13	22	11	88
Shareholder Reporting Fees	44	5	9	11	10
Audit Fees	22	18	18	18	24
Valuation Services	28	7	13	22	35
Compliance Fees	8	5	5	5	6
Directors Fees	36	18	20	22	25
Professional Fees	7	8	8	5	9
Interest Expense	–	46	–	–	6
Other Expenses	19	1	2	5	7

Total Expenses	4,927	454	1,380	1,701	4,842

Less Waived Fees:
Paid by Affiliate	(117)	(10)	(88)	–	(571)

Net Expenses	4,810	444	1,292	1,701	4,271

Net Investment Income (Loss)	27,533	1,343	11,602	20,343	18,141
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	(151,006)	(3,003)	(5,294)	1,786	(2,549)
Futures Contracts	–	1,155	479	–	(30,651)
Options Written	–	–	–	–	139
Short Sales	–	653	–	–	–
Swap Contracts	–	(22)	(112)	–	(3,214)
Foreign Currency Transactions	–	–	(41)	–	15,259

Net Realized Gain (Loss) on Investments	(151,006)	(1,217)	(4,968)	1,786	(21,016)

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	(239,125)	(30,004)	(62,664)	(132,560)	(207,683)
Futures Contracts	–	199	133	–	(3,026)
Short Sales	–	(23)	–	–	–
Swap Contracts	–	641	5,891	–	(25,813)
Foreign Currency Transactions	–	–	113	–	11,137
Reverse Repurchase Agreements	–	–	–	–	19

Net Change in Unrealized Appreciation (Depreciation) of Investments	(239,125)	(29,187)	(56,527)	(132,560)	(225,366)

Net Gain (Loss) on Investments	(390,131)	(30,404)	(61,495)	(130,774)	(246,382)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(362,598)	$(29,061)	$(49,893)	$(110,431)	$(228,241)

(1) Net of Foreign Witholding Tax	$2	$–	$–	$–	$–

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2022 (unaudited) (in thousands)

	Balanced Portfolio	Asset Allocation Portfolio
Investment Income
Income
Interest (1)	$50	$5
Unaffiliated Dividends (1)	1,279	199

Total Income	1,329	204

Expenses
Investment Advisory Fees	3,209	751
Custodian Fees	9	9
Shareholder Reporting Fees	6	6
Audit Fees	18	15

Compliance Fees	7	5
Directors Fees	30	19
Professional Fees	6	4
Other Expenses	13	2

Total Expenses	3,298	811

Less Waived Fees:
Paid by Affiliate	(2,674)	(679)

Net Expenses	624	132

Net Investment Income (Loss)	705	72
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	(1,771)	(51)
Affiliated Investment Securities	18,289	3,712

Net Realized Gain (Loss) on Investments	16,518	3,661

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	(19,720)	(3,004)
Affiliated Investment Securities	(353,696)	(54,441)

Net Change in Unrealized Appreciation (Depreciation) of Investments	(373,416)	(57,445)

Net Gain (Loss) on Investments	(356,898)	(53,784)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(356,193)	$(53,712)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Growth Stock Portfolio		Focused Appreciation Portfolio		Large Cap Core Stock Portfolio
	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
Change in Net Assets
Operations
Net Investment Income (Loss)	$12	$(1,297)	$618	$(94)	$3,391	$5,523
Net Realized Gain (Loss) on Investments	(18,645)	152,928	64,885	126,915	38,619	111,487
Net Change in Unrealized Appreciation (Depreciation) of Investments	(456,656)	51,611	(442,812)	91,159	(211,119)	58,406

Net Increase (Decrease) in Net Assets Resulting from Operations	(475,289)	203,242	(377,309)	217,980	(169,109)	175,416

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	–	(55,999)	–	(128,631)	–	(63,357)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	–	(55,999)	–	(128,631)	–	(63,357)

Capital Transactions:
Shares Sold	17,547	66,958	54,367	67,399	9,547	18,494
Reinvestment of Distributions Paid	–	55,999	–	128,631	–	63,357
Shares Redeemed	(81,462)	(166,704)	(54,419)	(144,714)	(76,752)	(71,081)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(63,915)	(43,747)	(52)	51,316	(67,205)	10,770

Total Increase (Decrease) in Net Assets	(539,204)	103,496	(377,361)	140,665	(236,314)	122,829
Net Assets
Beginning of Period	1,389,899	1,286,403	1,327,361	1,186,696	842,806	719,977

End of Period	$850,695	$1,389,899	$950,000	$1,327,361	$606,492	$842,806

Portfolio Share Transactions:
Shares Sold	5,597	16,816	16,228	15,424	4,767	8,789
Reinvestment of Distributions Paid	–	13,432	–	29,970	–	29,913
Shares Redeemed	(27,779)	(43,417)	(14,494)	(33,493)	(40,682)	(33,738)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(22,182)	(13,169)	1,734	11,901	(35,915)	4,964

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Large Cap Blend Portfolio		Index 500 Stock Portfolio		Large Company Value Portfolio
	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
Change in Net Assets
Operations
Net Investment Income (Loss)	$633	$1,309	$33,165	$59,096	$2,025	$3,726
Net Realized Gain (Loss) on Investments	10,511	18,019	21,741	149,490	17,648	29,653
Net Change in Unrealized Appreciation (Depreciation) of Investments	(48,008)	13,123	(1,153,958)	1,029,723	(35,472)	11,402

Net Increase (Decrease) in Net Assets Resulting from Operations	(36,864)	32,451	(1,099,052)	1,238,309	(15,799)	44,781

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	–	(13,080)	–	(186,699)	–	(5,187)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	–	(13,080)	–	(186,699)	–	(5,187)

Capital Transactions:
Shares Sold	21,411	4,803	164,477	291,017	11,984	18,519
Reinvestment of Distributions Paid	–	13,080	–	186,699	–	5,187
Shares Redeemed	(5,734)	(14,692)	(191,878)	(444,085)	(52,490)	(47,738)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	15,677	3,191	(27,401)	33,631	(40,506)	(24,032)

Total Increase (Decrease) in Net Assets	(21,187)	22,562	(1,126,453)	1,085,241	(56,305)	15,562
Net Assets
Beginning of Period	203,126	180,564	5,504,970	4,419,729	227,560	211,998

End of Period	$181,939	$203,126	$4,378,517	$5,504,970	$171,255	$227,560

Portfolio Share Transactions:
Shares Sold	18,134	3,584	22,358	39,131	10,146	16,602
Reinvestment of Distributions Paid	–	10,031	–	24,195	–	4,538
Shares Redeemed	(4,467)	(11,061)	(25,932)	(59,643)	(46,019)	(42,048)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	13,667	2,554	(3,574)	3,683	(35,873)	(20,908)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Domestic Equity Portfolio		Equity Income Portfolio		Mid Cap Growth Stock Portfolio
	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
Change in Net Assets
Operations
Net Investment Income (Loss)	$8,763	$18,263	$8,708	$14,817	$1,344	$1,825
Net Realized Gain (Loss) on Investments	22,368	118,336	37,044	79,836	(11,424)	97,265
Net Change in Unrealized Appreciation (Depreciation) of Investments	(133,529)	72,800	(114,251)	97,810	(347,138)	35,035

Net Increase (Decrease) in Net Assets Resulting from Operations	(102,398)	209,399	(68,499)	192,463	(357,218)	134,125

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	–	(41,951)	–	(17,168)	–	(177,020)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	–	(41,951)	–	(17,168)	–	(177,020)

Capital Transactions:
Shares Sold	65,337	67,692	15,903	26,819	18,714	27,950
Reinvestment of Distributions Paid	–	41,951	–	17,168	–	177,020
Shares Redeemed	(80,000)	(126,486)	(92,551)	(138,867)	(43,160)	(131,071)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(14,663)	(16,843)	(76,648)	(94,880)	(24,446)	73,899

Total Increase (Decrease) in Net Assets	(117,061)	150,605	(145,147)	80,415	(381,664)	31,004
Net Assets
Beginning of Period	1,096,677	946,072	867,936	787,521	1,375,568	1,344,564

End of Period	$979,616	$1,096,677	$722,789	$867,936	$993,904	$1,375,568

Portfolio Share Transactions:
Shares Sold	35,638	37,242	7,901	14,138	5,857	6,644
Reinvestment of Distributions Paid	–	23,229	–	8,979	–	45,390
Shares Redeemed	(42,204)	(69,390)	(47,370)	(73,961)	(12,794)	(30,976)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(6,566)	(8,919)	(39,469)	(50,844)	(6,937)	21,058

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Index 400 Stock Portfolio		Mid Cap Value Portfolio		Small Cap Growth Stock Portfolio
	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
Change in Net Assets
Operations
Net Investment Income (Loss)	$7,940	$13,051	$6,517	$10,330	$111	$(543)
Net Realized Gain (Loss) on Investments	21,564	120,098	69,866	100,755	(32,211)	111,184
Net Change in Unrealized Appreciation (Depreciation) of Investments	(291,310)	134,912	(131,244)	26,542	(223,176)	(75,989)

Net Increase (Decrease) in Net Assets Resulting from Operations	(261,806)	268,061	(54,861)	137,627	(255,276)	34,652

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	–	(49,492)	–	(12,785)	–	(82,706)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	–	(49,492)	–	(12,785)	–	(82,706)

Capital Transactions:
Shares Sold	43,741	79,432	21,714	47,082	29,051	39,867
Reinvestment of Distributions Paid	–	49,492	–	12,785	–	82,706
Shares Redeemed	(46,208)	(127,025)	(48,418)	(80,257)	(23,800)	(84,951)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(2,467)	1,899	(26,704)	(20,390)	5,251	37,622

Total Increase (Decrease) in Net Assets	(264,273)	220,468	(81,565)	104,452	(250,025)	(10,432)
Net Assets
Beginning of Period	1,335,937	1,115,469	704,855	600,403	830,014	840,446

End of Period	$1,071,664	$1,335,937	$623,290	$704,855	$579,989	$830,014

Portfolio Share Transactions:
Shares Sold	18,768	32,105	10,913	25,282	11,157	11,481
Reinvestment of Distributions Paid	–	20,185	–	6,732	–	24,821
Shares Redeemed	(19,707)	(51,909)	(24,542)	(42,723)	(9,028)	(24,328)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(939)	381	(13,629)	(10,709)	2,129	11,974

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Index 600 Stock Portfolio		Small Cap Value Portfolio		International Growth Portfolio
	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
Change in Net Assets
Operations
Net Investment Income (Loss)	$1,918	$5,239	$1,541	$1,837	$6,577	$5,154
Net Realized Gain (Loss) on Investments	8,185	33,700	22,445	75,354	22,182	96,099
Net Change in Unrealized Appreciation (Depreciation) of Investments	(94,066)	50,661	(163,377)	59,393	(323,573)	47,291

Net Increase (Decrease) in Net Assets Resulting from Operations	(83,963)	89,600	(139,391)	136,584	(294,814)	148,544

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	–	(9,577)	–	(31,940)	–	(34,654)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	–	(9,577)	–	(31,940)	–	(34,654)

Capital Transactions:
Shares Sold	25,569	52,725	13,689	18,877	77,057	82,450
Reinvestment of Distributions Paid	–	9,577	–	31,940	–	34,654
Shares Redeemed	(16,640)	(52,001)	(23,843)	(85,236)	(33,422)	(87,004)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	8,929	10,301	(10,154)	(34,419)	43,635	30,100

Total Increase (Decrease) in Net Assets	(75,034)	90,324	(149,545)	70,225	(251,179)	143,990
Net Assets
Beginning of Period	434,426	344,102	685,304	615,079	1,068,232	924,242

End of Period	$359,392	$434,426	$535,759	$685,304	$817,053	$1,068,232

Portfolio Share Transactions:
Shares Sold	15,273	29,519	5,943	7,540	39,224	36,250
Reinvestment of Distributions Paid	–	5,423	–	13,016	–	14,284
Shares Redeemed	(9,935)	(29,578)	(10,306)	(34,221)	(16,564)	(37,660)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	5,338	5,364	(4,363)	(13,665)	22,660	12,874

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Research International Core Portfolio		International Equity Portfolio		Emerging Markets Equity Portfolio
	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
Change in Net Assets
Operations
Net Investment Income (Loss)	$10,593	$12,855	$37,136	$43,290	$8,075	$11,808
Net Realized Gain (Loss) on Investments	22,651	41,127	5,085	328,388	(10,186)	89,271
Net Change in Unrealized Appreciation (Depreciation) of Investments	(233,360)	50,336	(221,744)	(282,534)	(238,650)	(145,185)

Net Increase (Decrease) in Net Assets Resulting from Operations	(200,116)	104,318	(179,523)	89,144	(240,761)	(44,106)

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	–	(24,775)	–	(43,243)	–	(5,199)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	–	(24,775)	–	(43,243)	–	(5,199)

Capital Transactions:
Shares Sold	60,293	93,466	50,569	144,483	116,437	141,055
Reinvestment of Distributions Paid	–	24,775	–	43,243	–	5,199
Shares Redeemed	(84,491)	(125,682)	(80,772)	(148,238)	(33,773)	(127,554)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(24,198)	(7,441)	(30,203)	39,488	82,664	18,700

Total Increase (Decrease) in Net Assets	(224,314)	72,102	(209,726)	85,389	(158,097)	(30,605)
Net Assets
Beginning of Period	963,103	891,001	1,865,208	1,779,819	993,493	1,024,098

End of Period	$738,789	$963,103	$1,655,482	$1,865,208	$835,396	$993,493

Portfolio Share Transactions:
Shares Sold	52,726	74,528	32,500	88,595	103,925	100,724
Reinvestment of Distributions Paid	–	18,927	–	26,050	–	3,633
Shares Redeemed	(78,250)	(100,841)	(51,611)	(90,302)	(29,549)	(88,474)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(25,524)	(7,386)	(19,111)	24,343	74,376	15,883

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Government Money Market Portfolio		Short-Term Bond Portfolio		Select Bond Portfolio
	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
Change in Net Assets
Operations
Net Investment Income (Loss)	$543	$3	$2,836	$5,155	$27,533	$39,195
Net Realized Gain (Loss) on Investments	6	34	(2,864)	1,732	(151,006)	10,542
Net Change in Unrealized Appreciation (Depreciation) of Investments	–	–	(15,837)	(7,662)	(239,125)	(105,282)

Net Increase (Decrease) in Net Assets Resulting from Operations	549	37	(15,865)	(775)	(362,598)	(55,545)

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	(543)	(37)	–	(8,138)	–	(227,916)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(543)	(37)	–	(8,138)	–	(227,916)

Capital Transactions:
Shares Sold	181,382	349,697	29,259	74,950	96,299	375,420
Reinvestment of Distributions Paid	543	37	–	8,138	–	227,916
Shares Redeemed	(144,713)	(443,188)	(28,965)	(45,499)	(179,517)	(295,727)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	37,212	(93,454)	294	37,589	(83,218)	307,609

Total Increase (Decrease) in Net Assets	37,218	(93,454)	(15,571)	28,676	(445,816)	24,148
Net Assets
Beginning of Period	488,858	582,312	412,284	383,608	3,428,416	3,404,268

End of Period	$526,076	$488,858	$396,713	$412,284	$2,982,600	$3,428,416

Portfolio Share Transactions:
Shares Sold	181,382	349,697	28,374	69,725	81,452	284,777
Reinvestment of Distributions Paid	543	37	–	7,678	–	179,886
Shares Redeemed	(144,713)	(443,188)	(28,077)	(42,495)	(152,634)	(225,698)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	37,212	(93,454)	297	34,908	(71,182)	238,965

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Long-Term U.S. Government Bond Portfolio		Inflation Protection Portfolio		High Yield Bond Portfolio
	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
Change in Net Assets
Operations
Net Investment Income (Loss)	$1,343	$2,460	$11,602	$14,878	$20,343	$40,904
Net Realized Gain (Loss) on Investments	(1,217)	101	(4,968)	10,325	1,786	3,902
Net Change in Unrealized Appreciation (Depreciation) of Investments	(29,187)	(10,623)	(56,527)	5,465	(132,560)	(1,638)

Net Increase (Decrease) in Net Assets Resulting from Operations	(29,061)	(8,062)	(49,893)	30,668	(110,431)	43,168

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	–	(26,311)	–	(5,725)	–	(43,872)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	–	(26,311)	–	(5,725)	–	(43,872)

Capital Transactions:
Shares Sold	9,190	21,188	27,310	104,626	25,821	70,556
Reinvestment of Distributions Paid	–	26,311	–	5,725	–	43,872
Shares Redeemed	(8,498)	(28,190)	(33,414)	(44,752)	(60,677)	(96,595)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	692	19,309	(6,104)	65,599	(34,856)	17,833

Total Increase (Decrease) in Net Assets	(28,369)	(15,064)	(55,997)	90,542	(145,287)	17,129
Net Assets
Beginning of Period	138,869	153,933	513,931	423,389	842,332	825,203

End of Period	$110,500	$138,869	$457,934	$513,931	$697,045	$842,332

Portfolio Share Transactions:
Shares Sold	11,142	19,506	22,238	84,711	36,740	92,955
Reinvestment of Distributions Paid	–	27,931	–	4,555	–	58,809
Shares Redeemed	(10,389)	(26,405)	(27,400)	(36,047)	(85,055)	(127,142)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	753	21,032	(5,162)	53,219	(48,315)	24,622

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Multi-Sector Bond Portfolio		Balanced Portfolio		Asset Allocation Portfolio
	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
Change in Net Assets
Operations
Net Investment Income (Loss)	$18,174	$36,510	$705	$36,067	$72	$4,358
Net Realized Gain (Loss) on Investments	(21,049)	32,861	16,518	169,860	3,661	22,817
Net Change in Unrealized Appreciation (Depreciation) of Investments	(225,366)	(68,874)	(373,416)	(33,360)	(57,445)	4,301

Net Increase (Decrease) in Net Assets Resulting from Operations	(228,241)	497	(356,193)	172,567	(53,712)	31,476

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	–	(39,035)	–	(168,562)	–	(22,798)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	–	(39,035)	–	(168,562)	–	(22,798)

Capital Transactions:
Shares Sold	60,595	266,137	40,832	105,540	8,425	20,000
Reinvestment of Distributions Paid	–	39,035	–	168,562	–	22,798
Shares Redeemed	(48,665)	(98,494)	(123,021)	(263,921)	(14,537)	(37,431)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	11,930	206,678	(82,189)	10,181	(6,112)	5,367

Total Increase (Decrease) in Net Assets	(216,311)	168,140	(438,382)	14,186	(59,824)	14,045
Net Assets
Beginning of Period	1,316,651	1,148,511	2,381,573	2,367,387	320,737	306,692

End of Period	$1,100,340	$1,316,651	$1,943,191	$2,381,573	$260,913	$320,737

Portfolio Share Transactions:
Shares Sold	58,681	232,274	28,098	65,875	6,963	14,856
Reinvestment of Distributions Paid	–	34,092	–	107,570	–	17,297
Shares Redeemed	(47,350)	(86,001)	(84,655)	(164,644)	(11,972)	(27,887)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	11,331	180,365	(56,557)	8,801	(5,009)	4,266

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Cash Flows

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2022 (unaudited) (in thousands)

Long-Term U.S. Government Bond Portfolio
Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets Resulting from Operations	$(29,061)
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash from Operating Activities
Purchase of Investment Securities	(76,142)
Proceeds from Disposition of Investment Securities	53,054
Proceeds from Disposition (Purchase) of Short-Term Investments, net	954
Proceeds from (Payments for) Closed Futures Contracts and Cleared Swaps	2,091
Proceeds from Securities Sold Short	34,183
Amortization (Accretion) of Premium/Discount, net	(407)
(Increase) Decrease in:
Receivable for Investment Securities Sold	(10,356)
Prepaid Expenses and Other Assets	(10)
Dividends and Interest Receivable	114
Increase (Decrease) in:
Payable for investment advisory fees	(20)
Accrued Expenses	(3)
Change in Net Unrealized (Appreciation) Depreciation of:
Investment Securities	30,004
Futures Contracts	(199)
Short Sales	23
Swap Contracts	(641)
Net Realized (Gain) Loss from:
Investment Securities	3,003
Futures Contracts	(1,155)
Paydowns	(5)
Short Sales	(653)
Swap Contracts	22

Total Adjustments	33,857

Net Cash (Used in) Provided by Operating Activities	4,796

Cash Flows from Financing Activities
Cash Received from Financing Transactions	996,604
Cash (Used for) Financing Transactions	(1,001,939)
Proceeds from Portfolio Shares Sold	9,201
Payment on Portfolio Shares Redeemed	(8,513)

Net Cash (Used in) Provided by Financing Activities	(4,647)

Net Increase (Decrease) in Cash and Cash Equivalents	149
Cash and Restricted Cash, Beginning of Period	423

Cash and Restricted Cash, End of Period	$572

Cash and Restricted Cash is the sum of Cash and Cash Collateral for Derivative Positions from the Statement of Assets and Liabilities. Supplemental disclosure of cash flow information:

Interest paid was $42 for the period ended June 30, 2022.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

(For a share outstanding through the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets(r)		Ratio of Net Expenses to Average Net Assets(r)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Growth Stock Portfolio
2022(j)	$4.04	$0.00	(e)	$(1.39)	$(1.39)	$–		$–	$–	$2.65	(34.58)%	$850,695	0.43	%(c)	0.43	%(c)	0.00	%(c)	6%
2021	3.60	0.00	(e)	0.61	0.61	(0.00	)(e)	(0.17)	(0.17)	4.04	16.67	1,389,899	0.42		0.42		(0.10)		36
2020	3.18	0.00	(e)	1.04	1.04	(0.02)		(0.60)	(0.62)	3.60	34.97	1,286,403	0.43		0.42		0.00		24
2019	2.75	0.02		0.77	0.79	(0.02)		(0.34)	(0.36)	3.18	29.68	1,083,324	0.43		0.42		0.71		116
2018	3.03	0.02		0.08	0.10	(0.02)		(0.36)	(0.38)	2.75	1.26	898,626	0.43		0.42		0.68		48
2017	2.58	0.02		0.59	0.61	(0.03)		(0.13)	(0.16)	3.03	24.27	959,854	0.43		0.42		0.78		58
Focused Appreciation Portfolio
2022(j)	$4.32	$0.00	(e)	$(1.25)	$(1.25)	$–		$–	$–	$3.07	(28.83)%	$950,000	0.74	%(c)	0.62	%(c)	0.11	%(c)	15%
2021	4.02	0.00	(e)	0.76	0.76	(0.01)		(0.45)	(0.46)	4.32	18.90	1,327,361	0.74		0.62		(0.01)		11
2020	3.17	0.01		1.02	1.03	(0.02)		(0.16)	(0.18)	4.02	32.55	1,186,696	0.75		0.62		0.19		21
2019	2.57	0.02		0.78	0.80	(0.02)		(0.18)	(0.20)	3.17	31.97	1,012,624	0.75		0.63		0.58		7
2018	2.71	0.02		(0.07)	(0.05)	(0.01)		(0.08)	(0.09)	2.57	(2.34)	849,169	0.75		0.63		0.65		7
2017	2.08	0.02		0.68	0.70	(0.02)		(0.05)	(0.07)	2.71	33.62	945,385	0.75		0.63		0.66		4
Large Cap Core Stock Portfolio
2022(j)	$2.21	$0.01		$(0.46)	$(0.45)	$–		$–	$–	$1.76	(20.55)%	$606,492	0.44	%(c)	0.43	%(c)	0.92	%(c)	25%
2021	1.91	0.01		0.47	0.48	(0.02)		(0.16)	(0.18)	2.21	25.10	842,806	0.44		0.43		0.70		56
2020	1.62	0.02		0.34	0.36	(0.02)		(0.05)	(0.07)	1.91	22.74	719,977	0.45		0.44		0.98		72
2019	1.31	0.02		0.39	0.41	(0.02)		(0.08)	(0.10)	1.62	31.19	633,208	0.45		0.44		1.19		54
2018	1.96	0.02		(0.05)	(0.03)	(0.03)		(0.59)	(0.62)	1.31	(6.04)	518,971	0.45		0.44		1.23		65
2017	1.60	0.03		0.36	0.39	(0.03)		–	(0.03)	1.96	24.87	592,577	0.45		0.44		1.56		101
Large Cap Blend Portfolio
2022(j)	$1.39	$0.00	(e)	$(0.25)	$(0.25)	$–		$–	$–	$1.14	(18.04)%	$181,939	0.81	%(c)	0.78	%(c)	0.68	%(c)	19%
2021	1.25	0.01		0.22	0.23	(0.01)		(0.08)	(0.09)	1.39	18.46	203,126	0.81		0.78		0.68		19
2020	1.22	0.01		0.10	0.11	(0.06)		(0.02)	(0.08)	1.25	10.05	180,564	0.83		0.80		0.77		28
2019	1.09	0.06		0.20	0.26	(0.01)		(0.12)	(0.13)	1.22	23.97	174,953	0.82		0.82		4.92		24
2018	1.21	0.01		(0.06)	(0.05)	(0.01)		(0.06)	(0.07)	1.09	(4.00)	154,435	0.82		0.82		1.20		25
2017	1.07	0.01		0.20	0.21	(0.01)		(0.06)	(0.07)	1.21	19.02	176,221	0.81		0.81		0.75		16

(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(r)

Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’ expenses, please refer to the Fee and Expense table in the Prospectus.

(j)	For the six months ended June 30, 2022. (Unaudited)
(e)	Amount is less than $0.005.
(c)	Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

(For a share outstanding through the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets(r)		Ratio of Net Expenses to Average Net Assets(r)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Index 500 Stock Portfolio
2022(j)	$8.18	$0.05	$(1.69)	$(1.64)	$–	$–	$–	$6.54	(20.04)%	$4,378,517	0.21	%(c)	0.20	%(c)	1.35	%(c)	1%
2021	6.60	0.09	1.77	1.86	(0.09)	(0.19)	(0.28)	8.18	28.45	5,504,970	0.21		0.19		1.19		3
2020	5.79	0.09	0.94	1.03	(0.10)	(0.12)	(0.22)	6.60	18.18	4,419,729	0.21		0.20		1.63		5
2019	4.59	0.10	1.32	1.42	(0.09)	(0.13)	(0.22)	5.79	31.18	3,867,280	0.21		0.20		1.81		4
2018	4.93	0.09	(0.30)	(0.21)	(0.08)	(0.05)	(0.13)	4.59	(4.58)	3,009,141	0.21		0.20		1.74		4
2017	4.17	0.08	0.81	0.89	(0.08)	(0.05)	(0.13)	4.93	21.52	3,222,137	0.21		0.21		1.82		3
Large Company Value Portfolio
2022(j)	$1.19	$0.01	$(0.09)	$(0.08)	$–	$–	$–	$1.11	(7.38)%	$171,255	0.76	%(c)	0.73	%(c)	1.83	%(c)	21%
2021	1.00	0.02	0.19	0.21	(0.01)	(0.01)	(0.02)	1.19	21.92	227,560	0.76		0.74		1.63		40
2020	1.03	0.02	0.00 (e)	0.02	(0.02)	(0.03)	(0.05)	1.00	2.64	211,998	0.78		0.76		2.02		84
2019	0.89	0.02	0.21	0.23	(0.02)	(0.07)	(0.09)	1.03	27.66	205,550	0.77		0.75		1.86		62
2018	1.06	0.02	(0.09)	(0.07)	(0.02)	(0.08)	(0.10)	0.89	(7.92)	173,350	0.76		0.74		1.89		61
2017	1.02	0.02	0.08	0.10	(0.02)	(0.04)	(0.06)	1.06	11.10	199,836	0.75		0.73		2.15		53
Domestic Equity Portfolio
2022(j)	$1.93	$0.02	$(0.20)	$(0.18)	$–	$–	$–	$1.75	(9.62)%	$979,616	0.53	%(c)	0.50	%(c)	1.68	%(c)	7%
2021	1.64	0.03	0.33	0.36	(0.03)	(0.04)	(0.07)	1.93	22.71	1,096,677	0.53		0.50		1.77		29
2020	1.75	0.03	(0.04)	(0.01)	(0.03)	(0.07)	(0.10)	1.64	0.73	946,072	0.55		0.53		2.25		33
2019	1.55	0.03	0.28	0.31	(0.03)	(0.08)	(0.11)	1.75	20.77	920,776	0.54		0.53		2.08		12
2018	1.68	0.03	(0.07)	(0.04)	(0.03)	(0.06)	(0.09)	1.55	(2.81)	772,465	0.54		0.53		1.92		14
2017	1.54	0.03	0.18	0.21	(0.03)	(0.04)	(0.07)	1.68	13.78	819,213	0.55		0.54		1.91		12
Equity Income Portfolio
2022(j)	$2.01	$0.02	$(0.18)	$(0.16)	$–	$–	$–	$1.85	(8.34)%	$722,789	0.65	%(c)	0.57	%(c)	2.08	%(c)	7%
2021	1.63	0.03	0.39	0.42	(0.04)	–	(0.04)	2.01	25.70	867,936	0.65		0.57		1.74		18
2020	1.78	0.04	(0.05)	(0.01)	(0.07)	(0.07)	(0.14)	1.63	1.20	787,521	0.66		0.59		2.48		30
2019	1.53	0.07	0.33	0.40	(0.04)	(0.11)	(0.15)	1.78	26.61	814,252	0.65		0.61		4.21		18
2018	1.86	0.04	(0.19)	(0.15)	(0.04)	(0.14)	(0.18)	1.53	(9.35)	704,674	0.65		0.61		2.25		17
2017	1.72	0.04	0.23	0.27	(0.04)	(0.09)	(0.13)	1.86	16.24	844,398	0.65		0.62		2.04		21

(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(r)

Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’ expenses, please refer to the Fee and Expense table in the Prospectus.

(j)	For the six months ended June 30, 2022. (Unaudited)
(e)	Amount is less than $0.005.
(c)	Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

(For a share outstanding through the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets(r)		Ratio of Net Expenses to Average Net Assets(r)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Mid Cap Growth Stock Portfolio
2022(j)	$3.94	$0.00	(e)	$(1.04)	$(1.04)	$–		$–	$–	$2.90	(26.28)%	$993,904	0.53	%(c)	0.53	%(c)	0.23	%(c)	25%
2021	4.09	0.01		0.41	0.42	(0.01)		(0.56)	(0.57)	3.94	10.18	1,375,568	0.53		0.52		0.13		30
2020	3.42	0.01		0.82	0.83	(0.01)		(0.15)	(0.16)	4.09	25.41	1,344,564	0.54		0.54		0.18		47
2019	2.69	0.01		0.87	0.88	(0.01)		(0.14)	(0.15)	3.42	33.01	1,153,757	0.54		0.54		0.28		30
2018	3.46	0.01		(0.17)	(0.16)	(0.00	)(e)	(0.61)	(0.61)	2.69	(7.38)	943,370	0.54		0.54		0.19		33
2017	2.88	0.00	(e)	0.59	0.59	(0.01)		–	(0.01)	3.46	20.29	1,097,433	0.54		0.54		0.14		148
Index 400 Stock Portfolio
2022(j)	$2.57	$0.02		$(0.52)	$(0.50)	$–		$–	$–	$2.07	(19.63)%	$1,071,664	0.27	%(c)	0.24	%(c)	1.32	%(c)	6%
2021	2.15	0.03		0.49	0.52	(0.02)		(0.08)	(0.10)	2.57	24.46	1,335,937	0.27		0.24		1.03		20
2020	2.02	0.02		0.23	0.25	(0.03)		(0.09)	(0.12)	2.15	13.37	1,115,469	0.28		0.26		1.31		18
2019	1.74	0.03		0.40	0.43	(0.02)		(0.13)	(0.15)	2.02	25.88	993,290	0.28		0.26		1.38		16
2018	2.11	0.03		(0.24)	(0.21)	(0.02)		(0.14)	(0.16)	1.74	(11.33)	792,780	0.28		0.26		1.29		18
2017	1.96	0.02		0.27	0.29	(0.02)		(0.12)	(0.14)	2.11	15.96	896,559	0.28		0.26		1.22		18
Mid Cap Value Portfolio
2022(j)	$2.00	$0.02		$(0.18)	$(0.16)	$–		$–	$–	$1.84	$(8.01)%	$623,290	0.88	%(c)	0.71	%(c)	1.90	%(c)	42%
2021	1.65	0.03		0.35	0.38	(0.02)		(0.01)	(0.03)	2.00	23.27	704,855	0.88		0.72		1.54		54
2020	1.65	0.03		–	0.03	(0.03)		–	(0.03)	1.65	1.67	600,403	0.89		0.75		1.79		76
2019	1.43	0.03		0.37	0.40	(0.03)		(0.15)	(0.18)	1.65	29.21	591,514	0.89		0.75		1.74		44
2018	1.83	0.03		(0.23)	(0.20)	(0.03)		(0.17)	(0.20)	1.43	(12.85)	471,943	0.89		0.76		1.50		62
2017	1.73	0.03		0.16	0.19	(0.03)		(0.06)	(0.09)	1.83	11.81	564,624	0.88		0.76		1.79		46
Small Cap Growth Stock Portfolio
2022(j)	$3.22	$0.00	(e)	$(0.99)	$(0.99)	$–		$–	$–	$2.23	(30.70)%	$579,989	0.55	%(c)	0.55	%(c)	0.03	%(c)	23%
2021	3.42	0.00	(e)	0.15	0.15	(0.00	)(e)	(0.35)	(0.35)	3.22	4.11	830,014	0.54		0.54		(0.06)		43
2020	2.72	0.00	(e)	0.86	0.86	(0.00	)(e)	(0.16)	(0.16)	3.42	33.47	840,446	0.56		0.56		0.10		60
2019	2.35	0.00	(e)	0.79	0.79	(0.00	)(e)	(0.42)	(0.42)	2.72	35.69	671,870	0.56		0.56		0.13		42
2018	2.88	0.00	(e)	(0.28)	(0.28)	–		(0.25)	(0.25)	2.35	(11.71)	520,622	0.56		0.56		0.10		52
2017	2.39	0.00	(e)	0.52	0.52	(0.00	)(e)	(0.03)	(0.03)	2.88	21.61	627,901	0.56		0.56		(0.01)		43

(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(r)

Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’ expenses, please refer to the Fee and Expense table in the Prospectus.

(j)	For the six months ended June 30, 2022. (Unaudited)
(e)	Amount is less than $0.005.
(c)	Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

(For a share outstanding through the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets(r)		Ratio of Net Expenses to Average Net Assets(r)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Index 600 Stock Portfolio
2022(j)	$1.85	$0.01	$(0.37)	$(0.36)	$–		$–	$–	$1.49	(19.11)%	$359,392	0.28	%(c)	0.28	%(c)	0.97	%(c)	8%
2021	1.50	0.02	0.37	0.39	(0.01)		(0.03)	(0.04)	1.85	26.22	434,426	0.27		0.27		1.28		22
2020	1.43	0.01	0.13	0.14	(0.02)		(0.05)	(0.07)	1.50	10.93	344,102	0.31		0.31		1.10		28
2019	1.26	0.02	0.25	0.27	(0.00	)(e)	(0.10)	(0.10)	1.43	22.44	290,111	0.31		0.31		1.25		33
2018	1.45	0.02	(0.13)	(0.11)	(0.02)		(0.06)	(0.08)	1.26	(8.78)	221,803	0.31		0.31		1.06		38
2017	1.36	0.01	0.16	0.17	(0.03)		(0.05)	(0.08)	1.45	12.93	222,348	0.33		0.33		1.04		36
Small Cap Value Portfolio
2022(j)	$2.58	$0.01	$(0.54)	$(0.53)	$–		$–	$–	$2.05	(20.51)%	$535,759	0.88	%(c)	0.87	%(c)	0.51	%(c)	13%
2021	2.20	0.01	0.49	0.50	(0.01)		(0.11)	(0.12)	2.58	23.00	685,304	0.87		0.86		0.27		22
2020	2.17	0.01	0.15	0.16	(0.01)		(0.12)	(0.13)	2.20	9.29	615,079	0.88		0.88		0.50		28
2019	2.04	0.01	0.50	0.51	(0.01)		(0.37)	(0.38)	2.17	25.89	605,534	0.88		0.87		0.48		25
2018	2.54	0.01	(0.31)	(0.30)	(0.01)		(0.19)	(0.20)	2.04	(12.73)	530,072	0.88		0.87		0.43		22
2017	2.42	0.02	0.25	0.27	(0.02)		(0.13)	(0.15)	2.54	11.65	673,234	0.88		0.86		0.56		15
International Growth Portfolio
2022(j)	$2.40	$0.01	$(0.66)	$(0.65)	$–		$–	$–	$1.75	(27.21)%	$817,053	0.62	%(c)	0.62	%(c)	1.45	%(c)	7%
2021	2.14	0.01	0.33	0.34	(0.01)		(0.07)	(0.08)	2.40	15.92	1,068,232	0.62		0.61		0.51		25
2020	1.85	0.01	0.32	0.33	(0.03)		(0.01)	(0.04)	2.14	17.91	924,242	0.63		0.63		0.64		21
2019	1.39	0.03	0.46	0.49	(0.02)		(0.01)	(0.03)	1.85	34.80	816,113	0.64		0.64		1.79		21
2018	1.59	0.02	(0.20)	(0.18)	(0.02)		–	(0.02)	1.39	(11.28)	626,082	0.65		0.65		1.28		33
2017	1.24	0.02	0.35	0.37	(0.02)		–	(0.02)	1.59	30.03	697,581	0.67		0.67		1.32		20
Research International Core Portfolio
2022(j)	$1.29	$0.01	$(0.28)	$(0.27)	$–		$–	$–	$1.02	(20.62)%	$738,789	0.79	%(c)	0.74	%(c)	2.46	%(c)	15%
2021	1.18	0.02	0.12	0.14	(0.01)		(0.02)	(0.03)	1.29	12.07	963,103	0.78		0.73		1.37		18
2020	1.08	0.01	0.13	0.14	(0.02)		(0.02)	(0.04)	1.18	13.46	891,001	0.81		0.76		1.36		25
2019	0.88	0.02	0.23	0.25	(0.02)		(0.03)	(0.05)	1.08	28.25	784,885	0.82		0.77		2.32		18
2018	1.04	0.02	(0.16)	(0.14)	(0.02)		–	(0.02)	0.88	(13.66)	595,585	0.82		0.77		1.88		24
2017	0.82	0.02	0.22	0.24	(0.02)		–	(0.02)	1.04	28.21	658,005	0.86		0.81		1.74		28

(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(r)

Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’ expenses, please refer to the Fee and Expense table in the Prospectus.

(j)	For the six months ended June 30, 2022. (Unaudited)
(c)	Computed on an annualized basis.
(e)	Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

(For a share outstanding through the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments		Total Distributions		Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets(r)		Ratio of Net Expenses to Average Net Assets(r)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
International Equity Portfolio
2022(j)	$1.59	$0.03		$(0.19)	$(0.16)	$–		$–		$–		$1.43	(9.81)%	$1,655,482	0.69	%(c)	0.58	%(c)	4.11	%(c)	10%
2021	1.55	0.04		0.04	0.08	(0.04)		–		(0.04)		1.59	5.00	1,865,208	0.68		0.51		2.30		118
2020	1.65	0.04		(0.09)	(0.05)	(0.05)		–		(0.05)		1.55	(2.71)	1,779,819	0.68		0.54		2.59		65
2019	1.58	0.05		0.14	0.19	(0.04)		(0.08)		(0.12)		1.65	12.60	1,793,034	0.68		0.54		3.33		43
2018	1.91	0.04		(0.32)	(0.28)	(0.05)		–		(0.05)		1.58	(15.41)	1,604,068	0.68		0.54		2.36		31
2017	1.60	0.04		0.31	0.35	(0.04)		–		(0.04)		1.91	22.30	1,927,673	0.70		0.57		2.40		21
Emerging Markets Equity Portfolio
2022(j)	$1.32	$0.01		$(0.32)	$(0.31)	$–		$–		$–		$1.01	(23.45)%	$835,396	1.08	%(c)	0.91	%(c)	1.82	%(c)	18%
2021	1.39	0.02		(0.08)	(0.06)	(0.01)		–		(0.01)		1.32	(4.55)	993,493	1.06		0.91		1.14		33
2020	1.12	0.01		0.28	0.29	(0.02)		–		(0.02)		1.39	26.86	1,024,098	1.10		0.95		0.67		31
2019	0.94	0.02		0.17	0.19	(0.01)		–		(0.01)		1.12	20.60	834,010	1.11		0.99		2.40		22
2018	1.10	0.01		(0.16)	(0.15)	(0.01)		–		(0.01)		0.94	(13.75)	675,350	1.11		1.00		1.27		17
2017	0.87	0.02		0.22	0.24	(0.01)		–		(0.01)		1.10	27.84	718,281	1.18		1.06		1.61		98
Government Money Market Portfolio
2022(j)	$1.00	$0.00	(e)	$–	$0.00 (e)	$(0.00	)(e)	$(0.00	)(e)	$(0.00	)(e)	$1.00	0.10%	$526,076	0.33	%(c)	0.24	%(c)(m)	0.22	%(c)	–%
2021	1.00	0.00	(e)	–	0.00 (e)	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	1.00	–	488,858	0.33		0.08	(m)	0.00		–
2020	1.00	0.00	(e)	–	0.00 (e)	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	1.00	0.31	582,312	0.33		0.25	(m)	0.26		–
2019	1.00	0.02		–	0.02	(0.02)		(0.00	)(e)	(0.02)		1.00	1.94	446,517	0.33		0.33		1.91		–
2018	1.00	0.02		–	0.02	(0.02)		(0.00	)(e)	(0.02)		1.00	1.54	443,474	0.34		0.34		1.53		–
2017	1.00	0.01		0.00 (e)	0.01	(0.01)		(0.00	)(e)	(0.01)		1.00	0.60	439,438	0.33		0.33		0.59		–
Short-Term Bond Portfolio
2022(j)	$1.05	$0.01		$(0.05)	$(0.04)	$–		$–		$–		$1.01	(3.89)%	$396,713	0.38	%(c)	0.38	%(c)	1.42	%(c)	33	%(g)
2021	1.08	0.01		(0.02)	(0.01)	(0.02)		(0.00	)(e)	(0.02)		1.05	(0.10)	412,284	0.38		0.38		1.27		46	(g)
2020	1.06	0.02		0.02	0.04	(0.02)		–		(0.02)		1.08	4.29	383,608	0.39		0.39		1.96		49	(g)
2019	1.03	0.03		0.02	0.05	(0.02)		–		(0.02)		1.06	4.38	334,574	0.39		0.39		2.47		56	(g)
2018	1.03	0.02		–	0.02	(0.02)		–		(0.02)		1.03	1.36	306,541	0.39		0.39		2.14		41	(g)
2017	1.03	0.02		(0.01)	0.01	(0.01)		–		(0.01)		1.03	1.33	293,514	0.42		0.41		1.60		46

(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(m)

For the six months ended June 30, 2022 and during the years ended December 31, 2021 and 2020, MSA voluntarily agreed to waive a portion of its advisory fee to maintain a positive yield in the Government Money Market Portfolio. The Government Money Market Portfolio’s net expense ratio would increase by an amount of 0.09%, 0.25% and 0.08%, respectively, if such voluntary waiver were excluded for the six months ended June 30, 2022 and for the years ended December 31, 2021 and 2020. See Note 7 – Investment Advisory, Sub-Advisory and Compliance Fees for more information.

(r)

Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’ expenses, please refer to the Fee and Expense table in the Prospectus.

(j)	For the six months ended June 30, 2022. (Unaudited)
(c)	Computed on an annualized basis.
(e)	Amount is less than $0.005.
(g)	Portfolio Turnover Rate excludes the impact of TBA transactions.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

(For a share outstanding through the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments		Total Distributions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets(r)		Ratio of Net Expenses to Average Net Assets(r)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Select Bond Portfolio
2022(j)	$1.26	$0.01	$(0.15)	$(0.14)	$–	$–		$–	$1.12	(10.67)%	$2,982,600	0.31	%(c)	0.31	%(c)	1.75	%(c)	157	%(g)
2021	1.37	0.02	(0.04)	(0.02)	(0.03)	(0.06)		(0.09)	1.26	(1.59)	3,428,416	0.31		0.30		1.15		272	(g)
2020	1.30	0.02	0.10	0.12	(0.04)	(0.01)		(0.05)	1.37	8.98	3,404,268	0.31		0.30		1.75		340	(g)
2019	1.23	0.04	0.07	0.11	(0.04)	–		(0.04)	1.30	8.65	3,192,050	0.31		0.30		2.76		403	(g)
2018	1.26	0.03	(0.03)	0.00 (e)	(0.03)	–		(0.03)	1.23	(0.21)	2,967,993	0.31		0.31		2.74		294	(g)
2017	1.26	0.03	0.02	0.05	(0.03)	(0.02)		(0.05)	1.26	3.58	2,943,934	0.32		0.31		2.15		390	(g)
Long-Term U.S. Government Bond Portfolio
2022(j)	$0.94	$0.01	$(0.21)	$(0.20)	$–	$–		$–	$0.74	(20.87)%	$110,500	0.75	%(c)(s)	0.73	%(c)(s)	2.21	%(c)	18	%(g)
2021	1.21	0.02	(0.08)	(0.06)	(0.01)	(0.20)		(0.21)	0.94	(5.37)	138,869	0.67	(s)	0.67	(s)	1.73		28	(g)
2020	1.12	0.02	0.17	0.19	(0.02)	(0.08)		(0.10)	1.21	17.37	153,933	0.94	(s)	0.94	(s)	1.61		157	(g)
2019	1.01	0.02	0.11	0.13	(0.02)	–		(0.02)	1.12	13.17	122,854	1.25	(s)	1.23	(s)	2.06		5	(g)
2018	1.08	0.03	(0.06)	(0.03)	(0.02)	(0.02)		(0.04)	1.01	(2.04)	111,468	0.90	(s)	0.89	(s)	2.48		43	(g)
2017	1.06	0.03	0.05	0.08	(0.02)	(0.04)		(0.06)	1.08	8.28	115,713	0.94	(s)	0.92	(s)	2.64		51	(g)
Inflation Protection Portfolio
2022(j)	$1.28	$0.03	$(0.16)	$(0.13)	$–	$–		$–	$1.15	(9.70)%	$457,934	0.57	%(c)	0.53	%(c)	4.76	%(c)	30%
2021	1.21	0.04	0.04	0.08	(0.01)	(0.00	)(e)	(0.01)	1.28	6.61	513,931	0.56		0.53		3.17		78
2020	1.13	0.02	0.08	0.10	(0.02)	–		(0.02)	1.21	9.57	423,389	0.58		0.55		1.34		56
2019	1.06	0.02	0.08	0.10	(0.03)	–		(0.03)	1.13	9.02	381,132	0.59		0.55		2.13		40
2018	1.11	0.03	(0.06)	(0.03)	(0.02)	–		(0.02)	1.06	(2.61)	349,571	0.59		0.55		2.55		23
2017	1.09	0.02	0.01	0.03	(0.01)	(0.00	)(e)	(0.01)	1.11	3.58	401,711	0.61		0.57		2.05		21
High Yield Bond Portfolio
2022(j)	$0.75	$0.02	$(0.12)	$(0.10)	$–	$–		$–	$0.65	(13.60)%	$697,045	0.45	%(c)	0.45	%(c)	5.32	%(c)	12%
2021	0.75	0.04	–	0.04	(0.04)	–		(0.04)	0.75	5.31	842,332	0.44		0.44		4.87		35
2020	0.75	0.04	–	0.04	(0.04)	–		(0.04)	0.75	6.64	825,203	0.45		0.45		5.36		42
2019	0.69	0.04	0.06	0.10	(0.04)	–		(0.04)	0.75	14.97	846,127	0.45		0.45		5.73		33
2018	0.75	0.04	(0.06)	(0.02)	(0.04)	–		(0.04)	0.69	(2.71)	763,366	0.45		0.45		5.65		23
2017	0.74	0.04	0.01	0.05	(0.04)	–		(0.04)	0.75	6.88	811,878	0.45		0.45		5.48		32

(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(r)

Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’ expenses, please refer to the Fee and Expense table in the Prospectus.

(j)	For the six months ended June 30, 2022. (Unaudited)
(c)	Computed on an annualized basis.
(g)	Portfolio Turnover Rate excludes the impact of TBA transactions.
(e)	Amount is less than $0.005.
(s)

The ratios of gross expenses to average net assets and net expenses to average net assets include interest expense. Excluding interest expense, the ratios would be 0.67% and 0.65% respectively for the period ended June 30, 2022, 0.65% and 0.65% respectively in 2021, 0.64% and 0.64% respectively in 2020, 0.67% and 0.65% respectively in 2019, 0.67% and 0.65% respectively in 2018, 0.67% and 0.65% respectively in 2017.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

(For a share outstanding through the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments		Total Distributions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets(r)		Ratio of Net Expenses to Average Net Assets(r)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Multi-Sector Bond Portfolio
2022(j)	$1.13	$0.02		$(0.22)$	(0.20)	$–	$–		$–	$0.93	(17.24)%	$1,100,340	0.81	%(c)(s)	0.71	%(c)(s)	3.03	%(c)	6%
2021	1.16	0.03		(0.03)	0.00 (e)	(0.02)	(0.01)		(0.03)	1.13	(0.08)	1,316,651	0.81	(s)	0.71	(s)	2.90		21
2020	1.14	0.04		0.03	0.07	(0.05)	(0.00	)(e)	(0.05)	1.16	6.13	1,148,511	0.82	(s)	0.73	(s)	3.23		30	(g)
2019	1.05	0.04		0.10	0.14	(0.05)	–		(0.05)	1.14	14.04	1,021,824	0.83	(s)	0.74	(s)	3.53		30	(g)
2018	1.09	0.04		(0.05)	(0.01)	(0.03)	–		(0.03)	1.05	(1.30)	874,943	0.82	(s)	0.75	(s)	3.67		37	(g)
2017	1.05	0.04		0.04	0.08	(0.04)	–		(0.04)	1.09	8.38	840,981	0.82	(s)	0.75	(s)	4.06		49
Balanced Portfolio
2022(j)	$1.57	$0.00	(e)	$(0.24)	$(0.24)	$–	$–		$–	$1.33	(15.25)%	$1,943,191	0.31	%(c)	0.06	%(c)	0.07	%(c)	12%
2021	1.57	0.02		0.10	0.12	(0.04)	(0.08)		(0.12)	1.57	7.56	2,381,573	0.31		0.06		1.51		20
2020	1.49	0.04		0.13	0.17	(0.04)	(0.05)		(0.09)	1.57	12.49	2,367,387	0.31		0.06		2.40		28
2019	1.36	0.03		0.21	0.24	(0.04)	(0.08)		(0.11)	1.49	17.92	2,254,235	0.31		0.06		2.14		17
2018	1.47	0.03		(0.07)	(0.04)	(0.04)	(0.03)		(0.07)	1.36	(3.45)	2,065,353	0.31		0.06		2.25		27
2017	1.40	0.03		0.12	0.15	(0.03)	(0.05)		(0.08)	1.47	11.98	2,307,470	0.31		0.06		1.75		17
Asset Allocation Portfolio
2022(j)	$1.33	$0.00	(e)	$(0.23)	$(0.23)	$–	$–		$–	$1.10	(16.94)%	$260,913	0.56	%(c)	0.09	%(c)	0.05	%(c)	15%
2021	1.29	0.02		0.12	0.14	(0.03)	(0.07)		(0.10)	1.33	10.45	320,737	0.55		0.09		1.37		18
2020	1.22	0.03		0.12	0.15	(0.03)	(0.05)		(0.08)	1.29	13.43	306,692	0.57		0.09		2.32		29
2019	1.10	0.02		0.20	0.22	(0.03)	(0.08)		(0.10)	1.22	21.08	287,738	0.57		0.09		1.96		15
2018	1.21	0.03		(0.09)	(0.06)	(0.02)	(0.03)		(0.05)	1.10	(4.88)	249,511	0.57		0.09		2.24		32
2017	1.12	0.02		0.15	0.17	(0.03)	(0.05)		(0.08)	1.21	14.87	277,213	0.57		0.09		1.68		22

(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(r)

Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’ expenses, please refer to the Fee and Expense table in the Prospectus.

(j)	For the six months ended June 30, 2022. (Unaudited)
(s)

The ratios of gross expenses to average net assets and net expenses to average net assets include interest expense. Excluding interest expense, the ratios would be 0.81% and 0.71% for the period ended June 30, 2022, 0.80% and 0.71% respectively in 2021, 0.81% and 0.72% respectively in 2020, 0.82% and 0.73% respectively in 2019, 0.81% and 0.74% respectively in 2018.

(c)	Computed on an annualized basis.
(e)	Amount is less than $0.005.
(g)	Portfolio Turnover Rate excludes the impact of TBA transactions.

The Accompanying Notes are an Integral Part of the Financial Statements.

Notes to Financial Statements (unaudited)

NOTE 1. ORGANIZATION

Northwestern Mutual Series Fund, Inc. (the “Series Fund”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Series Fund is also considered an investment company following the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Series Fund consists of the Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio and Asset Allocation Portfolio (each, a “Portfolio” or collectively, the “Portfolios”). All of the outstanding shares of each Portfolio are held by an affiliate, The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), for its segregated asset accounts (either directly or indirectly through one or more underlying Portfolios operating as affiliated fund of funds). The Government Money Market Portfolio is a government money market fund under Rule 2a-7 of the 1940 Act.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Series Fund in the preparation of its financial statements.

A. Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B. Foreign Income and Capital Gains Taxes — The Portfolios may be subject to income taxes imposed by certain countries in which they invest. Foreign withholding taxes on dividends and interest are netted against income and separately disclosed in the Statements of Operations.

Some of the Portfolios may be subject to capital gains taxes imposed by certain countries in which they invest. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

C. Federal Income Taxes — The Portfolios’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their respective shareholders. The Portfolios also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax, as applicable, on distributable income and gains.

In accordance with the authoritative guidance for uncertainty in income taxes, management of the Series Fund has reviewed all open tax years (2018 to 2021) for major jurisdictions and concluded there was no material impact to the Portfolios’ net assets or results of operations. There is no material tax liability relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

D. Distributions — Dividends from net investment income and net realized capital gains are declared and paid each business day for the Government Money Market Portfolio and at least annually for the remaining Portfolios, when applicable.

E. Other — The Portfolios record security transactions on trade date. The basis for determining cost on sale of securities is identified cost. Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from issuers is available. Where applicable, dividends are recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Expenses directly attributable to a Portfolio are incurred by the respective Portfolio. Expenses that are not directly attributable to one

Notes to Financial Statements (unaudited)

or more Portfolios are allocated among applicable Portfolios on an equitable and consistent basis considering such things as the nature and type of expenses and the relative net assets of the Portfolios. The Portfolios consider highly liquid temporary cash investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in the short-term investments on the Schedule of Investments as well as in investments on the Statements of Assets and Liabilities. Temporary cash overdrafts are reported as a payable to custodian.

F. New Accounting Pronouncements — In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” In January 2021, the FASB issued ASU 2021-01 with further amendments to Topic 848. Collectively, these ASUs provide optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASUs are effective immediately upon release of the update on March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management is evaluating implications of this guidance on the financial statements in light of the status of the reference rate transitioning described therein.

In June 2022, the FASB issued ASU 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.” The ASU clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures related to equity securities subject to contractual sale restrictions. The ASU is effective for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management is evaluating the implications of this guidance to future financial statements.

NOTE 3. SECURITY VALUATION

For purposes of calculating a net asset value, Portfolio securities and other assets are valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day during which the Exchange is open for trading.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

•	Level 1 — fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

•

Level 2 — fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 — fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolios’ perceived risk of that instrument.

The following is a description of the valuation techniques and significant inputs used in determining the value of the Portfolios’ investments classified as Level 1 and Level 2 in the fair value hierarchy:

•

Equity securities (common and preferred stock) and exchange traded funds (“ETFs”) for which market quotations are readily available are valued at the last sale or, when available, official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are generally valued at the last quoted bid price. Equity securities traded only in the over-the-counter market and not on a securities exchange are valued at the last sale

Notes to Financial Statements (unaudited)

price or closing bid price, if no sales have occurred. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Additionally, for foreign securities, fair value procedures are used if a significant event occurs between the close of the foreign market and the U.S. market close. The fair value price is reflected as Level 2 in the fair value hierarchy when such fair value procedures are applied.

•

Fixed income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, and non-U.S. bonds are generally valued on the basis of service provider prices that use broker dealer quotations or valuation estimates from internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, call features, maturities, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

•	Fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 in the fair value hierarchy.

•

Mortgage related and asset backed securities are generally issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage related and asset backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

•

Investments in open-end mutual funds (including other Portfolios and excluding ETFs) are valued at the mutual fund’s closing net asset value per share and are categorized as Level 1 in the fair value hierarchy.

•

Money market investments, other than in the Government Money Market Portfolio, are generally valued by a pricing service. All securities in the Government Money Market Portfolio are valued using amortized cost, unless the current market value differs substantially from the amortized cost, at which time the securities are marked to market. Because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

•

Listed derivatives, such as futures or option contracts, which are actively traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation and are categorized as Level 1 in the fair value hierarchy.

•

Centrally-cleared swaps and over-the-counter financial derivatives, such as foreign currency contracts, options contracts, or swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Depending on the product and the terms of the transaction, the value of the derivatives can be estimated using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

The following is a description of the valuation techniques and significant inputs used in determining the value the Portfolios’ investments classified as Level 3 in the fair value hierarchy:

•

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith in accordance with procedures adopted by the Series Fund’s Board of Directors (“Board”). Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g. trade information or broker quotes). The factors considered in reaching these values at June 30, 2022 included, but were not limited to, broker quotes, liquidity, prepayment speed, duration, geopolitical events and recoverability.

Notes to Financial Statements (unaudited)

A table summarizing each Portfolio’s investments under this hierarchy is included following each Portfolio’s Schedule of Investments. Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in investments’ valuation changes. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. Additionally, U.S GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements, a Level 3 reconciliation and details of significant unobservable inputs have been included in the notes to the Schedule of Investments for Portfolios that have a material amount of Level 3 investments. As of June 30, 2022, there were no Portfolios that owned a material amount of Level 3 securities.

The Series Fund has adopted policies and procedures which govern the pricing of Portfolio securities. The Board has delegated the day-to-day responsibility for pricing Portfolio securities and other investments to Mason Street Advisors, LLC (“MSA”), the Portfolios’ investment adviser, Northwestern Mutual in its capacity as fund administrator, and State Street Bank and Trust Company in its capacity as fund accountant, subject to the oversight of a Pricing Committee appointed by the Board and comprised of Series Fund officers and certain representatives of MSA and Northwestern Mutual. The Pricing Committee is charged with the primary and day-to-day operational responsibility for executing the valuation process. The Pricing Committee has been delegated the authority to approve the override of any prices as permitted under the pricing policy and procedures approved by the Board and any variances from these pricing procedures when appropriate. All such actions are subject to further review and approval by the Board at its next regular meeting.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

A. Delayed Delivery Transactions and When-Issued Securities — Certain Portfolios may engage in securities transactions on a when-issued or delayed delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed delivery purchases are outstanding, a Portfolio will earmark liquid assets on its records in amounts sufficient to meet the purchase price. A Portfolio may dispose of or renegotiate a delayed delivery transaction, which may result in a capital gain or loss.

B. Repurchase Agreements — Certain Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

C. Restricted Securities — Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from registration before being sold to the public. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

D. Foreign Currency Transactions — Certain Portfolios may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Portfolios purchase or sell a foreign security they may enter into a foreign currency exchange contract to minimize exchange rate risk from the trade date to the settlement date of such transaction. Such foreign currency exchange contracts are marked to market daily.

The Portfolios do not separately report the results of operations due to fluctuations in foreign exchange rates on investments

Notes to Financial Statements (unaudited)

from the changes arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of income and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent of the amounts actually received or paid.

E. Mortgage Backed and Asset Backed Securities — Certain Portfolios may invest in mortgage backed securities, including collateralized mortgage obligations, and asset backed securities. Mortgage backed securities are interests in pools of residential or commercial mortgage loans and asset backed securities are interests in pools of other assets, including various types of loans and credit card receivables. These securities provide a monthly payment, consisting of both a principal and interest component. Interest payments may be based on either fixed rates or adjustable rates. Receipt of principal payment reduces the outstanding par amount of the security and may generate realized gains or losses. Yields on mortgage backed securities are affected by interest and prepayment rates, which, in turn, are influenced by a variety of economic, geographical, social and other factors. Maturities on mortgage backed securities represent stated maturity dates. Actual maturity dates may differ based on prepayment rates. Unlike mortgage backed securities issued or guaranteed by the U.S. government or one of its sponsored entities, mortgage backed securities and asset backed securities issued by private issuers do not have a government or government sponsored entity guarantee. These issuers may provide credit enhancements through external entities such as financial institutions or through the structuring of the transaction itself. There is no guarantee that credit enhancements, if any, will be sufficient to prevent losses.

F. Inflation-Indexed Bonds — Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income in the applicable Portfolio’s Statements of Operations even though investors do not receive their principal until maturity.

G. Short Sales — Certain Portfolios may enter into short sale transactions. A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested.

H. Financing Transactions — Certain Portfolios may enter into financing transactions. In a financing transaction, the Portfolio transfers a security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. For U.S. GAAP purposes, a financing transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, the Portfolio is entitled to the interest on the security. The difference between the sale price and repurchase price is included in net investment income with the cost of the secured borrowing transaction being recorded in interest expense over the term of the borrowing. The Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the financing transaction exceeds the interest expense incurred by the Portfolio. If the interest expense exceeds the income earned, the Portfolio’s net investment income and dividends to shareholders may be adversely impacted. Financing transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase may decline below the agreed upon repurchase price of those securities. For the period ended June 30, 2022, the Long-Term U.S. Government Bond Portfolio entered into financing transactions utilizing various U.S. Treasury bonds.

I. Loan Participation and Assignments — Certain Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolios’ investments in a loan may be in the form of either actual participation in loans or assignments of all or part of the loans from third parties. A loan is often administered by a bank or other financial institution that acts as an agent for all holders. The agent administers the terms of the loan which are specified in the loan agreement. The Portfolios may invest in multiple series or

Notes to Financial Statements (unaudited)

tranches of a loan, each of which can have different terms and associated risks. The Portfolios generally do not have a right to enforce compliance with the terms of the loan agreement and as a result, the Portfolios may be subject to the credit risk of the borrower and lender that is selling the loan agreement. When the Portfolios purchase assignments from lenders they acquire direct rights against the borrower of the loan. The Portfolios may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments can include lines of credit, which may require the Portfolios to grant additional cash to the borrower upon demand from the borrower. These unfunded loan commitments are in fact a future obligation in full, although a percentage of the loan amount may not be utilized by the borrower. When investing in a loan, the Portfolios have the right to receive principal, interest and any fees from the lender selling the loan agreement and only when the payments are received by the lender from the borrower. There may also be a commitment fee due to the Portfolios based on the unused portion of the line of credit of the floating rate loan. In certain cases, the Portfolios may be entitled to a penalty fee if there was a prepayment of a floating rate loan by the borrower. Fees that are earned or paid will be reflected as interest income or interest expense on the Statements of Operations. As of June 30, 2022, there were no unfunded loan commitments outstanding.

J. Reverse Repurchase Agreements — Certain Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. When effecting reverse repurchase transactions, the Portfolio will hold securities of a dollar amount equal in value to the securities subject to the reverse repurchase agreement in a segregated account.

NOTE 5. DERIVATIVE INSTRUMENTS

The Portfolios may use derivative instruments for various purposes, including as a cash management strategy, to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, to hedge exposure to a foreign currency, or as an alternative to direct investments. Because the Portfolios are required to account for derivative instruments at fair value and recognize changes in fair value through the Statements of Operations, the Portfolios’ derivatives do not qualify for hedge accounting treatment.

Certain Portfolios segregate cash to cover margin requirements for derivative positions. These amounts are denoted as “Cash Collateral for Derivative Positions” on the Statements of Assets and Liabilities.

A. Futures Contracts — Certain Portfolios invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin,” are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

B. Forward Foreign Currency Contracts — The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies or as part of an investment strategy. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

C. Options — Certain Portfolios may write call and put options on futures, swaps, securities or currencies they own or in which they may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing

Notes to Financial Statements (unaudited)

call options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio writes a put option, it is exposed to a decline in the price of the underlying security. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (called) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is a risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Certain Portfolios may also purchase call and put options on futures, swaps, securities or currencies they own or in which they may invest. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium on the purchase of a put option but receives the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio purchases a call option, it is exposed to a decline in the price of the underlying security. Premiums paid are reflected in the Statements of Assets and Liabilities as an investment and are subsequently marked to market to reflect the current value of the option. Premiums paid from purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine realized gain or loss. The risk associated with a Portfolio purchasing call or put options is limited to the premium paid.

D. Swap Agreements — The Portfolios may enter into swap agreements on interest rate, total return and credit default to manage their exposure to interest rates, foreign currencies, investment style risk and credit risk or as an alternative to direct investing. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

Swaps are marked to market daily based upon quotations from market makers or values from third party vendors, which may include a registered commodities exchange, and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Daily changes in the valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period of the swap are reflected on the Statements of Assets and Liabilities. Upfront payments are amortized to realized gain or loss. Upon termination of the swap, unamortized upfront payments are recorded as realized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates.

Interest Rate Swaps — Interest rate swap agreements involve the exchange by a Portfolio with another party to pay or receive a set of cash flows, e.g., an exchange of floating rate payments for fixed rate payments based on a notional amount of principal.

Total Return Swaps — Total return swap agreements involve commitments to pay or receive a financing rate in exchange for the total return of an underlying reference entity, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Notes to Financial Statements (unaudited)

Credit Default Swaps — Credit default swap agreements involve one party making a series of payments to another party in exchange for the right to receive a cash payment equal to the notional value of the swap in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging market country. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers where the Portfolio owns or has exposure to the corporate or sovereign issue or to take an active long or short position on the likelihood of a particular issuer’s default.

As a seller of protection, the Portfolio generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio adds leverage to its investments because the Portfolio has investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally makes an upfront payment or pays a fixed rate of interest throughout the term of the swap provided that there is no credit event. The Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country serve as an indicator of the current status of the payment/performance risk and represent the likelihood of a credit event occurring. The implied credit spread of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and indicate a greater likelihood a credit event could occur as defined under the terms of the agreement. Open credit default swaps on corporate or sovereign issues and credit indices are disclosed in the Schedules of Investments.

If the Portfolio is a seller of protection and a credit event occurs, the Portfolio will either pay to the buyer of the protection an amount equal to the notional value of the swap and may take delivery of the obligation or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the agreement. Notional amounts and fair market value of all credit default swap agreements outstanding for each Portfolio are disclosed in the Schedules of Investments. These maximum potential amounts would be partially offset by any recovery values of the referenced obligations, upfront payments received upon entering into the agreement, or net amounts received by the Portfolio from the settlement of credit default swap agreements purchasing protection for the same referenced obligation.

E. Derivative Disclosures — Derivative positions held by the Portfolios by contract type and primary risk exposure, including location on the Statement of Assets and Liabilities and value as of June 30, 2022, are (amounts in thousands):

	Asset Derivatives		Liability Derivatives
Portfolio	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Index 500 Stock Portfolio
Equity contracts	Receivables – Variation Margin (Futures)	$-	Payables – Variation Margin (Futures)	$430
Large Company Value Portfolio
Forward foreign	Receivables – Foreign Currency	71	Payables – Foreign Currency	11
currency contracts
Index 400 Stock Portfolio
Equity contracts	Receivables – Variation Margin (Futures)	-	Payables – Variation Margin (Futures)	151
Mid Cap Value Portfolio
Forward foreign currency contracts	Receivables – Foreign Currency	193	Payables – Foreign Currency	45
Index 600 Portfolio
Equity contracts	Receivables – Variation Margin (Futures)	-	Payables – Variation Margin (Futures)	39

Notes to Financial Statements (unaudited)

	Asset Derivatives		Liability Derivatives
Portfolio	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
International Growth Portfolio
Forward foreign currency contracts	Receivables – Foreign Currency	$16	Payables – Foreign Currency	$-
Research International Core Portfolio
Forward foreign currency contracts	Receivables – Foreign Currency	3	Payables – Foreign Currency	-
International Equity Portfolio
Forward foreign currency contracts	Receivables – Foreign Currency	3,367	Payables – Foreign Currency	19
Short-Term Bond Portfolio
Interest rate contracts	Receivables – Variation Margin (Futures)	211	Payables – Variation Margin (Futures)	141
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	Receivables – Variation Margin (Futures)	127	Payables – Variation Margin (Futures)	272
Interest rate contracts	Receivables – Variation Margin (Cleared Swap)	86	Payables – Variation Margin (Cleared Swap)	72
Inflation Protection Portfolio
Forward foreign currency contracts	Receivables – Foreign Currency	34	Payables – Foreign Currency	-
Interest rate contracts	Receivables – Variation Margin (Futures)	-	Payables – Variation Margin (Futures)	37
Inflation contracts	Receivables – Variation Margin (Cleared Swap)	-	Payables – Variation Margin (Cleared Swap)	667
Inflation contracts	Receivables – Outstanding Swaps Contracts, at Value	6,280	Payables – Outstanding Swaps Contracts, at Value	408
Multi-Sector Bond Portfolio
Credit contracts	Receivables – Outstanding Swaps Contracts, at Value	260	Payables – Outstanding Swaps Contracts, at Value	446
Credit contracts	Receivables – Variation Margin (Cleared Swap)	1,901	Payables – Variation Margin (Cleared Swap)	227
Forward foreign currency contracts	Receivables – Foreign Currency	10,080	Payables – Foreign Currency	2,795
Interest rate contracts	Receivables – Variation Margin (Futures)	2,510	Payables – Variation Margin (Futures)	-
Interest rate contracts	Receivables – Variation Margin (Cleared Swap)	561	Payables – Variation Margin (Cleared Swap)	71

Realized gains and losses on derivative instruments, by contract type and primary risk exposure, for the period ended June 30, 2022 are (amounts in thousands):

	Realized Gain (Loss) on Derivatives Instruments
Portfolio	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Index 500 Stock Portfolio
Equity contracts	$-	$(7,597)	$-	$-	$(7,597)
Large Company Value Portfolio
Forward foreign currency contracts	-	-	1,339	-	1,339
Equity Income Portfolio
Forward foreign currency contracts	-	-	(3)	-	(3)
Index 400 Stock Portfolio
Equity contracts	-	(1,438)	-	-	(1,438)
Mid Cap Value Portfolio
Forward foreign currency contracts	-	-	3,447	-	3,447
Index 600 Stock Portfolio
Equity contracts	-	(1,120)	-	-	(1,120)

Notes to Financial Statements (unaudited)

	Realized Gain (Loss) on Derivatives Instruments
Portfolio	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
International Growth Portfolio
Forward foreign currency contracts	$-	$-	$(75)	$-	$(75)
Research International Core Portfolio
Forward foreign currency contracts	-	-	(153)	-	(153)
International Equity Portfolio
Forward foreign currency contracts	-	-	538	-	538
Emerging Markets Equity Portfolio
Forward foreign currency contracts	-	-	74	-	74
Short-Term Bond Portfolio
Interest rate contracts	-	(817)	-	-	(817)
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	-	1,155	-	(22)	1,133
Inflation Protection Portfolio
Forward foreign currency contracts	-	-	(41)	-	(41)
Inflation contracts	-	-	-	(112)	(112)
Interest rate contracts	-	479	-	-	479
Multi-Sector Bond Portfolio
Credit contracts	-	-	-	(2,890)	(2,890)
Forward foreign currency contracts	-	-	15,259	-	15,259
Interest rate contracts	139	(30,651)	-	(324)	(30,836)

Change in unrealized appreciation and depreciation on derivative instruments, by contract type and primary risk exposure for the period ended June 30, 2022 are (amounts in thousands):

	Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Index 500 Stock Portfolio
Equity contracts	$-	$(3,229)	$-	$-	$(3,229)
Large Company Value Portfolio
Forward foreign currency contracts	-	-	291	-	291
Equity Income Portfolio
Forward foreign currency contracts	-	-	(1)	-	(1)
Index 400 Stock Portfolio
Equity contracts	-	(1,065)	-	-	(1,065)
Mid Cap Value Portfolio
Forward foreign currency contracts	-	-	646	-	646
Index 600 Stock Portfolio
Equity Contracts	-	(192)	-	-	(192)
International Growth Portfolio
Forward foreign currency contracts	-	-	(141)	-	(141)
Research International Core Portfolio
Forward foreign currency contracts	-	-	(179)	-	(179)
International Equity Portfolio
Forward foreign currency contracts	-	-	3,781	-	3,781
Emerging Markets Equity Portfolio
Forward foreign currency contracts	-	-	(212)	-	(212)
Short-Term Bond Portfolio
Interest rate contracts	-	(282)	-	-	(282)
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	-	199	-	641	840

Notes to Financial Statements (unaudited)

	Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Inflation Protection Portfolio
Forward foreign currency contracts	$-	$-	$113	$-	$113
Interest rate contracts	-	133	-	-	133
Inflation contracts	-	-	-	5,891	5,891
Multi-Sector Bond Portfolio
Credit contracts	-	-	-	(19,825)	(19,825)
Forward foreign currency contracts	-	-	11,137	-	11,137
Interest rate contracts	-	(3,026)	-	(5,988)	(9,014)

Volumes on derivative instruments by contract type and primary risk exposure, for the period ended June 30, 2022 are:

	Volume of Derivative Instruments Held
	Average Number of Contracts		Average Notional (Amounts in Thousands)
Portfolio	Exchange Traded Options	Futures	Forward Foreign Currency Contracts	Swaps	Over the Counter Options
Index 500 Stock Portfolio
Equity contracts	-	233	-	-	-
Large Company Value Portfolio
Forward foreign currency contracts	-	-	21,020	-	-
Index 400 Stock Portfolio
Equity contracts	-	62	-	-	-
Mid Cap Value Portfolio
Forward foreign currency contracts	-	-	54,211	-	-
Index 600 Stock Portfolio
Equity contracts	-	53	-	-	-
International Growth Portfolio
Forward foreign currency contracts	-	-	-	-	-
Research International Core Portfolio
Forward foreign currency contracts	-	-	-	-	-
International Equity Portfolio
Forward foreign currency contracts	-	-	167,834	-	-
Emerging Markets Equity Portfolio
Forward foreign currency contracts	-	-	-	-	-
Short-Term Bond Portfolio
Interest rate contracts	-	443	-	-	-
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	-	267	-	25,860	-
Inflation Protection Portfolio
Forward foreign currency contracts	-	-	12,579	-	-
Interest rate contracts	-	111	-	-	-
Inflation contracts	-	-	-	209,583	-
Multi-Sector Bond Portfolio
Credit contracts	-	-	-	304,939	-
Forward foreign currency contracts	-	-	897,960	-	-
Interest rate contracts	-	2,442	-	832,343	24,129

NOTE 6. PORTFOLIO RISK

In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments

Notes to Financial Statements (unaudited)

when due, reduces the value of the issuer’s debt and could reduce the Portfolios’ income. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Portfolio is required to liquidate all or a portion of its investments quickly, the Portfolio may realize significantly less than the value at which it previously recorded those investments.

LIBOR

Instruments in which the Fund invests may pay interest at floating rates based on the London Interbank Offered Rate (“LIBOR”) or may be subject to interest caps or floors based on LIBOR. In 2017, the head of the United Kingdom’s Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. In March 2021, the FCA and LIBOR’s administrator, ICE Benchmarks Administration announced that LIBOR would no longer be provided (i) for all sterling euro, Swiss franc and Japanese yen settings, and the one-week and two-month U.S. dollar LIBOR settings after December 31, 2021 and (ii) for the remaining U.S. dollar LIBOR settings after June 30, 2023. Various financial industry groups have been planning for the transition away from LIBOR to a new reference rate such as the Secured Overnight Financing Rate (“SOFR”), which is intended to replace the U.S. dollar LIBOR but there are various challenges to converting certain securities and transactions to a new reference rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR and could lead to significant short-term and long-term uncertainty and market instability. Uncertainty remains regarding the effects of implementing replacement references for LIBOR on the Fund, issuers of instruments in which the Fund invests and financial markets generally. Changes accompanying the transition to a new reference rate may have an adverse impact on a Fund’s investments, performance or financial condition.

COVID-19

During the first quarter of 2020, the World Health Organization declared the COVID-19 coronavirus to constitute a public health emergency. COVID-19 led to increased short-term market volatility during 2020 and resulted in ongoing additional adverse effects on the U.S. and world economies and markets in general during 2021. The COVID-19 pandemic adversely affected the value of the Portfolios’ investments in certain periods during 2021, continued to affect independent countries, industries and economic sectors during 2022, and may have adverse impacts on Portfolio investments in the future. Because of the uncertainties regarding the ongoing and future impacts of COVID-19 and related virus variants on the global economy, and business operations, and securities markets, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Portfolios and their investments will depend on future developments, including the duration and spread of the COVID-19 virus and related variants, the imposition of travel, movement and other restrictions as a result of public health advisories, the effectiveness of responsive measures by individual countries (such as vaccine distribution), and the effects of the pandemic on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Russia-Ukraine War

The military invasion of Ukraine by Russia in February 2022 has resulted in the imposition of broad-ranging economic sanctions by numerous countries and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The sanctions and other responsive actions undertaken by countries and individual businesses have adversely impacted many sectors of the Russian economy. The extent and duration of the military action are difficult to predict and could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including additional international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts and tariffs) and potential retaliatory actions by Russia, including cyberattacks and espionage undertaken against other countries and/or foreign businesses, could have a severe adverse impact on regional and/or global securities and financial and energy markets, including markets for oil and gas. These and other related events could have a negative impact on performance of the Fund’s Portfolios and the value and liquidity of an

Notes to Financial Statements (unaudited)

investment held in the Portfolios of the Series Fund.

Master Netting Arrangements

The Portfolios are subject to various Master Agreements that govern the terms of certain transactions. Master Repurchase Agreements and Global Master Repurchase Agreements are in place that governs repurchase, reverse repurchase, and sale-buyback financing transactions. Master Securities Forward Transaction Agreements are in place that govern the settlement of certain forward settling transactions including to-be-announced securities, delayed-delivery or sale-buyback financing transactions. Customer Account Agreements and related addenda are in place that govern certain cleared derivative transactions including futures and cleared OTC derivatives. International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA agreements”) are in place that governs certain OTC financial derivative transactions. ISDA agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA agreement. The terms of Master Agreements may reduce counterparty risk with respect to transactions governed by the Master Agreement under certain circumstances. Certain Portfolios have agreements with counterparties that contain provisions, or contingency features, that allow net settlement in the event of contract termination and permit termination by either party prior to maturity upon the occurrence of certain stated events, such as failure to pay or bankruptcy. In addition, certain agreements specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the Portfolio to terminate while a decline in the Portfolio’s net assets of more than a certain percentage would allow the counterparty to terminate. In such a situation, the counterparty involved would have the option to waive the triggering event or liquidate the affected positions pursuant to the terms of the related agreement. The aggregate amount of derivatives in a liability position is disclosed in Note 5.

Offsetting Assets and Liabilities

Certain Portfolios are parties to enforceable master netting or similar agreements which provide for the right of offset under certain circumstances. The Portfolios have made an accounting policy election not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities. As such, all financial and derivative instruments are presented on a gross basis on the Statements of Assets and Liabilities. The impacts of netting arrangements that provide the right to offset are detailed below (amounts in thousands). The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing transactions such as repurchase agreements and certain forward settling transactions can only be netted across transactions governed under the same Master Agreement with the same legal entity. For certain Portfolios, derivative amounts do not reconcile to the Statements of Assets and Liabilities due to the Statements of Assets and Liabilities including derivatives that are not covered under master netting or similar agreements. The amount of collateral, for the period ended June 30, 2022, has been limited such that the net amount cannot be less than zero.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral as of period end:

Large Company Value Portfolio

	Derivative Assets (000’s)			Derivative Liabilities (000’s)
	Forward			Forward
	Foreign			Foreign			Net	Collateral
	Currency		Total	Currency		Total	Market	Pledged/	Net
Counterparty	Contacts	Swaps	Assets	Contacts	Swaps	Liabilities	Value	(Received)	Exposure
Bank of America NA	$32	$-	$32	$-	$-	$-	$32	$(32)	$-
Goldman Sachs International	39	-	39	-	-	-	39	(39)	-
Morgan Stanley Capital Services, Inc.	-	-	-	(11)	-	(11)	(11)	-	(11)

Total	$71	$-	$71	$(11)	$-	$(11)	$60	$(71)	$(11)

Notes to Financial Statements (unaudited)

Mid Cap Value Portfolio

	Derivative Assets (000’s)			Derivative Liabilities (000’s)
	Forward			Forward
	Foreign			Foreign			Net	Collateral
	Currency		Total	Currency		Total	Market	Pledged/	Net
Counterparty	Contacts	Swaps	Assets	Contacts	Swaps	Liabilities	Value	(Received)	Exposure
Bank of America NA	$59	$-	$59	$(2)	$-	$(2)	$57	$(57)	$-
Goldman Sachs International	134	-	134	(43)	-	(43)	91	(91)	-

Total	$193	$-	$193	$(45)	$-	$(45)	$148	$(148)	$-

International Equity Portfolio

	Derivative Assets (000’s)			Derivative Liabilities (000’s)
	Forward			Forward
	Foreign			Foreign			Net	Collateral
	Currency		Total	Currency		Total	Market	Pledged/	Net
Counterparty	Contacts	Swaps	Assets	Contacts	Swaps	Liabilities	Value	(Received)	Exposure
Bank of America NA	$156	$-	$156	$(5)	$-	$(5)	$151	$-	$151
Barclays Bank PLC	3	-	3	(3)	-	(3)	-	-	-
Citibank NA	104	-	104	(3)	-	(3)	101	-	101
Goldman Sachs Bank USA	274	-	274	-	-	-	274	(274)	-
HSBC Bank USA NA	1,279	-	1,279	(2)	-	(2)	1,277	(1,277)	-
JP Morgan Chase Bank NA	1,370	-	1,370	-	-	-	1,370	(1,370)	-
Standard Chartered Bank	181	-	181	-	-	-	181	-	181
UBS AG	-	-	-	(6)	-	(6)	(6)	-	(6)

Total	$3,367	$-	$3,367	$(19)	$-	$(19)	$3,348	$(2,921)	$427

Inflation Protection Portfolio

	Derivative Assets (000’s)			Derivative Liabilities (000’s)
	Forward			Forward
	Foreign			Foreign			Net	Collateral
	Currency		Total	Currency		Total	Market	Pledged/	Net
Counterparty	Contacts	Swaps	Assets	Contacts	Swaps	Liabilities	Value	(Received)	Exposure
Bank of America NA	$-	$1,769	$1,769	$-	$(9)	$(9)	$1,760	$(1,760)	$-
Barclays Bank PLC	-	417	417	-	(399)	(399)	18	-	18
Goldman Sachs International	-	4,094	4,094	-	-	-	4,094	(4,094)	-
Morgan Stanley Capital Services, Inc.	34	-	34	-	-	-	34	-	34

Total	$34	$6,280	$6,314	$-	$(408)	$(408)	$5,906	$(5,854)	$52

Multi-Sector Bond Portfolio

	Derivative Assets (000’s)			Derivative Liabilities (000’s)
	Forward			Forward
	Foreign			Foreign				Net	Collateral
	Currency		Total	Currency	Written		Total	Market	Pledged/	Net
Counterparty	Contacts	Swaps	Assets	Contacts	Options	Swaps	Liabilities	Value	(Received)	Exposure
Bank of America NA	$1,903	$-	$1,903	$(107)	$-	$-	$(107)	$1,796	$(1,760)	$36
Barclays Bank PLC	61	-	61	(96)	-	(412)	(508)	(447)	274	(173)
BNP Paribas SA	1,049	-	1,049	(1,284)	-	-	(1,284)	(235)	72	(163)
Goldman Sachs International	-	-	-	-	-	(2)	(2)	(2)	-	(2)
Goldman Sachs Bank USA	122	-	122	(347)	-	-	(347)	(225)	-	(225)
HSBC Bank USA NA	6,740	-	6,740	(74)	-	-	(74)	6,666	(6,550)	116
JP Morgan Chase Bank NA	-	260	260	(78)	-	(7)	(85)	175	(175)	-
Morgan Stanley Capital Services, Inc.	33	-	33	-	-	-	-	33	-	33
Royal Bank of Canada	3	-	3	-	-	(25)	(25)	(22)	-	(22)
UBS AG	169	-	169	(809)	-	-	(809)	(640)	640	-

Total	$10,080	$260	$10,340	$(2,795)	$-	$(446)	$(3,241)	$7,099	$(7,499)	$(400)

The following is a summary by counterparty of the market value of repurchase agreements, financing transactions, collateral and net exposure as of period end:

Notes to Financial Statements (unaudited)

Government Money Market Portfolio

Counterparty	Investment in Repurchase Agreements	Payable for Reverse Repurchase Agreements	Payable for Financing Transactions	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Bank of Montreal	$15,000	$-	$-	$15,000	$(15,000)	$-
Bank of Nova Scotia	37,000	-	-	37,000	(37,000)	-
BNP Paribas SA	40,000	-	-	40,000	(40,000)	-
Citigroup Global Markets	36,000	-	-	36,000	(36,000)	-
Goldman Sachs International	41,000	-	-	41,000	(41,000)	-
Mitsubishi UFJ Securities USA	25,000	-	-	25,000	(25,000)	-
Mizuho Bank	29,000	-	-	29,000	(29,000)	-
Morgan Stanley Capital
Services, Inc.	15,000	-	-	15,000	(15,000)	-
Natixis SA	20,000	-	-	20,000	(20,000)	-
TD Securities USA	23,000	-	-	23,000	(23,000)	-

Total	$281,000	$-	$-	$281,000	$(281,000)	$-

Long-Term U.S. Government Bond Portfolio

Counterparty	Payable for Short Sales	Payable for Reverse Repurchase Agreements	Payable for Financing Transactions	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Credit Suisse AG	$(4,594)	$-	$-	$(4,594)	$-	$(4,594)
Morgan Stanley Capital
Services, Inc.	-	-	(102,592)	(102,592)	102,557	(35)

Total	$(4,594)	$-	$(102,592)	$(107,186)	$102,557	$(4,629)

The Long-Term U.S. Government Bond Portfolio average amount of borrowings outstanding during the period ended June 30, 2022 was $34,315 (amount in thousands) at a weighted average interest rate of 0.336%. Average borrowings include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Multi-Sector Bond Portfolio

Counterparty	Investment in Repurchase Agreements	Payable for Reverse Repurchase Agreements	Payable for Financing Transactions	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Bank of America Merrill Lynch	$-	$(178)	$-	$(178)	$178	$-
JP Morgan Chase Bank NA	37,000	(219)	-	37,481	(37,481)	-

Total	$37,000	$(397)	$-	$37,303	$(37,303	$-

The Multi-Sector Bond Portfolio average amount of borrowings outstanding during the period ended June 30, 2022 was $2,864 (amount in thousands) at a weighted average interest rate of 0.559%. Average borrowings include reverse repurchase agreements, if held during the period.

NOTE 7. INVESTMENT ADVISORY, SUB-ADVISORY, AND COMPLIANCE FEES

The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services to MSA, an affiliate and wholly-owned subsidiary of Northwestern Mutual. Certain Portfolios, listed below, pay a fixed annual rate based on the average daily net asset values of the Portfolio.

Portfolio	Fee
Index 500 Stock Portfolio	0.20%
Index 400 Stock Portfolio	0.25%
Mid Cap Value Portfolio	0.85%
Small Cap Value Portfolio	0.85%
Government Money Market Portfolio	0.30%
Select Bond Portfolio	0.30%
Balanced Portfolio	0.30%

Notes to Financial Statements (unaudited)

For the other Portfolios, the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedules:

Portfolio	First $50 Million	Next $50 Million	Excess Over $100 Million
Growth Stock Portfolio	0.60%	0.50%	0.40%
Large Cap Core Stock Portfolio	0.60%	0.50%	0.40%
Mid Cap Growth Stock Portfolio	0.80%	0.65%	0.50%
Small Cap Growth Stock Portfolio	0.80%	0.65%	0.50%
High Yield Bond Portfolio	0.60%	0.50%	0.40%

Portfolio	First $100 Million	Next $400 Million	Excess Over $500 Million
Focused Appreciation Portfolio	0.80%	0.75%	0.70%

Portfolio	First $100 Million	Next $150 Million	Excess Over $250 Million
Large Company Value Portfolio	0.72%	0.67%	0.62%
Domestic Equity Portfolio	0.65%	0.55%	0.50%
International Growth Portfolio	0.75%	0.65%	0.55%
Short-Term Bond Portfolio	0.35%	0.33%	0.30%
Long-Term U.S. Government Bond Portfolio .	0.555%	0.515%	0.495%
Inflation Protection Portfolio	0.58%	0.55%	0.49%
Multi-Sector Bond Portfolio	0.79%	0.78%	0.77%
Asset Allocation Portfolio	0.60%	0.50%	0.40%

Portfolio	First $150 Million	Next $150 Million	Next $200 Million	Excess Over $500 Million
Large Cap Blend Portfolio	0.77%	0.70%	0.62%	0.56%
Research International Core Portfolio	0.88%	0.82%	0.75%	0.68%

Portfolio	First $500 Million	Excess Over $500 Million
Equity Income Portfolio	0.65%	0.60%

Portfolio	First $200 Million	Excess Over $200 Million
Index 600 Stock Portfolio	0.25%	0.20%

Portfolio	First $50 Million	Excess Over $50 Million
International Equity Portfolio	0.85%	0.65%

Portfolio	First $250 Million	Next $250 Million	Next $500 Million	Excess Over $1.0 Billion
Emerging Markets Equity Portfolio	1.14%	1.08%	0.96%	0.78%

For certain Portfolios, MSA contractually agreed to waive the management fee and absorb certain other operating expenses to the extent necessary so that Total Operating Expenses (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges, acquired fund fees, fees for class actions, other passive securities litigation and anti-trust claim filing services and such non-recurring and extraordinary expenses as they may arise) will not exceed the following amounts:

Notes to Financial Statements (unaudited)

Portfolio		Expiration
Focused Appreciation Portfolio	0.90%	April 30, 2023
Large Cap Blend Portfolio	0.85%	April 30, 2023
Large Company Value Portfolio	0.80%	April 30, 2023
Domestic Equity Portfolio	0.75%	April 30, 2023
Equity Income Portfolio	0.75%	April 30, 2023
Mid Cap Value Portfolio	1.00%	April 30, 2023
Index 600 Stock Portfolio	0.35%	April 30, 2023
Small Cap Value Portfolio	1.00%	April 30, 2023
International Growth Portfolio	1.10%	April 30, 2023
Research International Core Portfolio	1.15%	April 30, 2023
Emerging Markets Equity Portfolio	1.50%	April 30, 2023
Short-Term Bond Portfolio	0.45%	April 30, 2023
Long-Term U.S. Government Bond Portfolio .	0.65%	April 30, 2023
Inflation Protection Portfolio	0.65%	April 30, 2023
Multi-Sector Bond Portfolio	0.90%	April 30, 2023
Asset Allocation Portfolio	0.75%	April 30, 2023

Growth Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $900 million, and 0.38% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2023.

Focused Appreciation Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.66% on the Portfolio’s first $100 million of average net assets, 0.61% on the next $400 million, 0.60% on the next $500 million, and 0.57% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2023.

Large Cap Core Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $400 million, and 0.37% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2023.

Large Cap Blend Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.74% on the Portfolio’s first $150 million of average net assets, 0.67% on the next $150 million, 0.62% on the next $200 million, and 0.56% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2023.

Index 500 Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.20% on the Portfolio’s first $2 billion of average net assets, and 0.18% on average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2023.

Large Company Value Portfolio – For the period from January 1, 2022 through April 30, 2022, MSA agreed to waive a portion of its management fee such that the management fee is 0.70% on the Portfolio’s first $100 million of average net assets, 0.65% on the next $150 million, 0.59% on the next $250 million, and 0.57% on the average net assets in excess of $500 million. Effective May 1, 2022, MSA has agreed to waive a portion of its management fee such that the management fee is 0.67% on the Portfolio’s first $100 million of average net assets, 0.62% on the next $150 million, 0.59% on the next $250 million, and 0.57% on the average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2023.

Domestic Equity Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.65% on the Portfolio’s first $100 million of average net assets, 0.55% on the next $150 million, 0.50% on the next $250 million, 0.43% on the next $500 million, and 0.41% on the average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2023.

Equity Income Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.56%

Notes to Financial Statements (unaudited)

on the Portfolio’s first $500 million of average net assets, 0.53% on the next $1 billion, and 0.52% on the average net assets in excess of $1.5 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2023.

Mid Cap Growth Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.80% on the Portfolio’s first $50 million, 0.65% on the next $50 million, 0.50% on the next $900 million, and 0.49% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2023.

Index 400 Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.25% on the Portfolio’s first $500 million and 0.20% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2023.

Mid Cap Value Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.79% on the Portfolio’s first $150 million of average net assets, 0.67% on the next $350 million, and 0.64% on the average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2023.

Small Cap Value Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.85% on the Portfolio’s first $500 million of average net assets, and 0.80% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2023.

International Growth Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.75% on the Portfolio’s first $100 million of average net assets, 0.65% on the next $150 million, 0.55% on the next $750 million, and 0.54% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2023.

Research International Core Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.83% on the Portfolio’s first $150 million of average net assets, 0.77% on the next $150 million, 0.70% on the next $200 million, and 0.63% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2023.

International Equity Portfolio – For the period from January 1, 2022 through April 30, 2022, MSA agreed to waive a portion of its management fee such that the management fee is 0.69% on the Portfolio’s first $50 million of average net assets, 0.54% on the next $450 million, 0.52% on the next $500 million, 0.46% on the next $500 million, and 0.40% on the average net assets in excess of $1.5 billion. Effective May 1, 2022, MSA has agreed to waive a portion of its management fee such that the management fee is 0.85% on the Portfolio’s first $50 million of average net assets, 0.65% on the next $1,950 million, and 0.63% on the average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2023.

Emerging Markets Equity Portfolio – For the period from January 1, 2022 through April 30, 2022, MSA agreed to waive a portion of its management fee such that its management fee was 0.95% on the Portfolio’s first $250 million of average net assets, 0.87% on the next $250 million, 0.84% on the next $500 million, and 0.78% on average net assets in excess of $1 billion. Effective May 1, 2022, MSA has agreed to waive a portion of its management fee such that its management fee was 0.95% on the Portfolio’s first $250 million of average net assets, 0.87% on the next $250 million, 0.80% on the next $500 million, and 0.75% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2023.

Government Money Market Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.30% on the Portfolio’s first $500 million of average net assets, 0.29% on the next $500 million, and 0.28% in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2023. In addition, MSA has voluntarily agreed to waive its advisory fee and/or reimburse expenses in excess of the Government Money Market Portfolio’s daily yield so as to maintain a zero or positive yield for the Portfolio. This voluntary waiver is reviewed periodically by MSA in light of market and economic developments and may be revised or discontinued at any time without advance notice.

Short-Term Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.35% on the Portfolio’s first $100 million of average net assets, 0.33% on the next $150 million, 0.30% on the next $250

Notes to Financial Statements (unaudited)

million, and 0.28% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2023.

Select Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.30% on the Portfolio’s first $2 billion of average net assets, and 0.28% on average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2023.

Long-Term U.S. Government Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.555% on the Portfolio’s first $100 million of average net assets, 0.515% on the next $150 million, 0.495% of the next $250 million, and 0.445% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2023.

Inflation Protection Portfolio – MSA agreed to waive a portion of its management fee such that the management fee is 0.55% on the Portfolio’s first $100 million of average net assets, 0.50% on the next $150 million, and 0.46% on average net assets in excess of $250 million. MSA may terminate this fee waiver agreement at any time after April 30, 2023.

High Yield Bond Portfolio – MSA agreed to waive a portion of its management fee such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $900 million, and 0.30% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2023.

Multi-Sector Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.74% on the Portfolio’s first $100 million of average net assets, 0.73% on the next $150 million, 0.70% on the next $250 million, and 0.65% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2023.

Balanced Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.05% on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2023.

Asset Allocation Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.05% on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2023.

Waivers are not recoupable in future periods.

With respect to certain Portfolios, MSA has engaged and oversees unaffiliated sub-advisers who manage the day-to-day investment operations of such Portfolios. MSA pays each sub-adviser a fee based on the average daily net assets of each such Portfolio out of its investment management fee.

Compliance fees are paid to Northwestern Mutual, an affiliate of the Series Fund. The compliance fees paid are for the compensation, benefits and expenses of the Chief Compliance Officer and compliance staff. The amounts paid relate only to the Chief Compliance Officer and compliance staffs’ duties and functions performed for the Series Fund.

NOTE 8. FEDERAL INCOME TAX MATTERS

Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to the tax treatment of deferred losses, passive foreign investment companies, and financing transactions.

It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the Statements of Assets and Liabilities. Permanent differences primarily relate to character differences with respect to income on swaps, foreign currency transactions, foreign bond sales, passive foreign investment companies and paydowns on structured product investments.

Notes to Financial Statements (unaudited)

A summary of the Portfolios’ capital loss carryovers as of December 31, 2021 is provided below:

	Short-Term Loss Carryover	Long-Term Loss Carryover	Losses Utilized

	(Amounts in thousands)
Equity Income Portfolio	$-	$-	$119
International Equity Portfolio	-	-	282,054
Emerging Markets Equity Portfolio	-	-	22,115
Long-Term U.S. Government Bond Portfolio	146	1,585	-
High Yield Bond Portfolio	-	5,092	3,780

Capital losses are carried forward indefinitely and retain the character of the original loss. These losses are deferred to the first day of the next fiscal year.

When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains. The tax character of distributions paid for the period ended December 31, 2021 was as follows:

	2021 Distributions Paid From:
Portfolio	Ordinary Income	Long-term Capital Gain

	(Amounts in thousands)
Growth Stock Portfolio	$50	$55,949
Focused Appreciation Portfolio	8,040	120,591
Large Cap Core Stock Portfolio	10,068	53,289
Large Cap Blend Portfolio	1,241	11,839
Index 500 Stock Portfolio	66,172	120,527
Large Company Value Portfolio	5,187	-
Domestic Equity Portfolio	18,598	23,353
Equity Income Portfolio	17,168	-
Mid Cap Growth Stock Portfolio	37,141	139,880
Index 400 Stock Portfolio	20,914	28,578
Mid Cap Value Portfolio	7,676	5,109
Small Cap Growth Stock Portfolio	24,801	57,905
Index 600 Stock Portfolio	5,359	4,217
Small Cap Value Portfolio	2,594	29,347
International Growth Portfolio	5,610	29,044
Research International Core Portfolio	10,349	14,425
International Equity Portfolio	43,243	-
Emerging Markets Equity Portfolio	5,199	-
Government Money Market Portfolio	10	27
Short-Term Bond Portfolio	8,138	-
Select Bond Portfolio	202,684	25,232
Long-Term U.S. Government Bond Portfolio	26,311	-
Inflation Protection Portfolio	5,663	62
High Yield Bond Portfolio	43,872	-
Multi-Sector Bond Portfolio	32,327	6,708
Balanced Portfolio	64,727	103,835
Asset Allocation Portfolio	7,196	15,602

As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)

		(Amounts in thousands)
Growth Stock Portfolio	$8,528	$142,825	$–	$537,214
Focused Appreciation Portfolio	2,197	125,795	–	656,084
Large Cap Core Stock Portfolio	34,456	81,320	–	246,479
Large Cap Blend Portfolio	1,337	18,030	–	61,025
Index 500 Stock Portfolio	64,246	144,466	–	3,748,046
Large Company Value Portfolio	12,442	19,968	–	35,205
Domestic Equity Portfolio	30,279	106,319	–	301,853
Equity Income Portfolio	22,906	71,575	–	234,771

Notes to Financial Statements (unaudited)

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)

		(Amounts in thousands)
Mid Cap Growth Stock Portfolio	$1,825	$98,222	$–	$311,275
Index 400 Stock Portfolio	32,136	101,320	–	460,419
Mid Cap Value Portfolio	44,502	64,719	–	99,088
Small Cap Growth Stock Portfolio	3,361	107,357	–	199,444
Index 600 Stock Portfolio	12,254	25,215	–	122,383
Small Cap Value Portfolio	12,419	65,202	–	238,146
International Growth Portfolio	8,195	93,077	–	380,462
Research International Core Portfolio	20,345	34,292	–	257,826
International Equity Portfolio	41,795	46,804	–	(40,732)
Emerging Markets Equity Portfolio	19,996	58,276	–	208,118
Government Money Market Portfolio	–	–	–	–
Short-Term Bond Portfolio	6,233	172	–	508
Select Bond Portfolio	51,441	3,950	–	(23,318)
Long-Term U.S. Government Bond Portfolio	1,876	–	(1,731)	(19,676)
Inflation Protection Portfolio	16,642	8,985	–	36,870
High Yield Bond Portfolio	40,650	–	(5,092)	19,942
Multi-Sector Bond Portfolio	47,671	–	–	3,929
Balanced Portfolio	82,626	121,741	–	225,330
Asset Allocation Portfolio	9,305	17,887	–	42,486

NOTE 9. VOLUNTARY REIMBURSEMENTS

Northwestern Mutual voluntarily reimburses foreign equity portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 79% of the foreign dividend taxes withheld attributable to the portion of the Portfolio owned by Northwestern Mutual. Reimbursements are recorded when foreign dividend taxes are accrued.

Voluntary reimbursements for the period ended June 30, 2022 are summarized below (amounts in thousands):

Portfolio	2022 Reimbursements
International Growth Portfolio	$809
International Equity Portfolio	2,825
Research International Core Portfolio	1,127
Emerging Markets Equity Portfolio	1,017

NOTE 10. GUARANTEES

In the normal course of business, the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of material loss to be remote.

NOTE 11. INVESTMENT INCOME AND SECURITIES TRANSACTIONS

For the period ended June 30, 2022, transactions in securities other than short term investments were:

Portfolios	Non-U.S. Govt. Security Purchases	U.S. Govt. Security Purchases	Non-U.S. Govt. Security Sales/ Maturities	U.S. Govt. Security Sales/ Maturities

		(Amounts in thousands)
Growth Stock Portfolio	$64,089	$-	$124,980	$-
Focused Appreciation Portfolio	172,794	-	162,173	-
Large Cap Core Stock Portfolio	184,758	-	248,854	-

Notes to Financial Statements (unaudited)

Portfolios	Non-U.S. Govt. Security Purchases	U.S. Govt. Security Purchases	Non-U.S. Govt. Security Sales/ Maturities	U.S. Govt. Security Sales/ Maturities

		(Amounts in thousands)
Large Cap Blend Portfolio	$55,081	$-	$34,977	$-
Index 500 Stock Portfolio	52,601	-	52,746	-
Large Company Value Portfolio	46,122	-	85,391	-
Domestic Equity Portfolio	75,957	-	82,421	-
Equity Income Portfolio	60,956	-	127,391	-
Mid Cap Growth Stock Portfolio	293,494	-	327,458	-
Index 400 Stock Portfolio	76,298	-	71,899	-
Mid Cap Value Portfolio	282,301	-	292,470	-
Small Cap Growth Stock Portfolio	166,336	-	160,398	-
Index 600 Stock Portfolio	40,539	-	31,379	-
Small Cap Value Portfolio	77,332	-	88,256	-
International Growth Portfolio	105,862	-	67,011	-
Research International Core Portfolio	132,638	-	149,403	-
International Equity Portfolio	206,072	-	172,868	-
Emerging Markets Equity Portfolio	238,076	-	155,838	-
Short-Term Bond Portfolio	74,141	68,353	58,591	69,967
Select Bond Portfolio	1,643,870	3,188,316	1,345,437	3,493,616
Long-Term U.S. Government Bond Portfolio	691	25,401	196	26,003
Inflation Protection Portfolio	120,589	37,246	102,386	33,611
High Yield Bond Portfolio	89,117	-	114,862	-
Multi-Sector Bond Portfolio	69,006	-	96,648	154
Balanced Portfolio	255,517	-	310,682	-
Asset Allocation Portfolio	44,155	-	46,844	-

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended June 30, 2022 are as follows:

Portfolio	Value at 12/31/2021	Purchases	Sales	Value at 6/30/2022	Change in Unrealized Appreciation/ Depreciation	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 6/30/2022

				(Amounts in thousands)
Balanced Portfolio:
Growth Stock	$108,826	$-	$37,600	$34,411	$(32,713)	$(4,102)	$-	$-	4.0%
Focused Appreciation	109,064	18,000	5,500	91,087	(32,707)	2,230	-	-	9.6%
Large Cap Core Stock	91,335	-	41,900	32,316	(23,142)	6,023	-	-	5.3%
Large Cap Blend	92,903	15,200	-	90,940	(17,163)	-	-	-	50.0%
Large Company Value	66,888	-	35,160	27,590	(8,029)	3,891	-	-	16.1%
Domestic Equity	67,194	27,600	7,460	81,125	(9,256)	3,047	-	-	8.3%
Equity Income	67,424	-	33,600	28,787	(8,942)	3,905	-	-	4.0%
Mid Cap Growth Stock	100,637	5,000	-	79,193	(26,444)	-	-	-	8.0%
Mid Cap Value	106,645	-	5,000	93,100	(9,060)	515	-	-	14.9%
Small Cap Growth Stock	26,276	-	-	18,211	(8,065)	-	-	-	3.1%
Small Cap Value	30,377	-	-	24,146	(6,231)	-	-	-	4.5%
International Growth	63,466	8,400	-	54,433	(17,433)	-	-	-	6.7%
Research International Core	104,121	-	44,400	39,152	(26,012)	5,443	-	-	5.3%
International Equity	64,275	-	-	57,969	(6,306)	-	-	-	3.5%
Emerging Markets Equity	17,063	4,400	-	17,372	(4,091)	-	-	-	2.1%
Short-Term Bond	23,905	-	-	22,975	(930)	-	-	-	5.8%
Select Bond	865,259	-	49,700	725,829	(86,686)	(3,044)	-	-	24.3%
High Yield Bond	84,024	-	19,000	55,600	(9,805)	381	-	-	8.0%
Multi-Sector Bond	119,927	-	-	99,246	(20,681)	-	-	-	9.0%

	$2,209,609	$78,600	$279,320	$1,673,482	$(353,696)	$18,289	$-	$-

Notes to Financial Statements (unaudited)

Portfolio	Value at 12/31/2021	Purchases	Sales	Value at 6/30/2022	Change in Unrealized Appreciation/ Depreciation	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 6/30/2022

					(Amounts in thousands)
Asset Allocation Portfolio:
Growth Stock	$18,697	$-	$6,400	$5,971	$(5,844)	$(482)	$-	$-	0.7%
Focused Appreciation	18,738	3,200	740	15,913	(5,548)	263	-	-	1.7%
Large Cap Core Stock	15,479	-	7,140	5,410	(3,955)	1,026	-	-	0.9%
Large Cap Blend	15,764	2,800	-	15,645	(2,919)	-	-	-	8.6%
Large Company Value	11,445	-	6,090	4,639	(1,419)	703	-	-	2.7%
Domestic Equity	11,541	4,800	1,000	14,246	(1,504)	409	-	-	1.5%
Equity Income	11,503	-	5,600	5,041	(1,629)	767	-	-	0.7%
Mid Cap Growth Stock	16,404	1,000	-	13,094	(4,310)	-	-	-	1.3%
Mid Cap Value	17,260	-	1,000	14,877	(1,524)	141	-	-	2.4%
Small Cap Growth Stock	7,429	-	-	5,148	(2,281)	-	-	-	0.9%
Small Cap Value	8,475	-	-	6,737	(1,738)	-	-	-	1.3%
International Growth	12,159	2,000	-	10,812	(3,347)	-	-	-	1.3%
Research International Core	20,899	-	8,800	7,968	(5,643)	1,512	-	-	1.1%
International Equity	12,358	-	-	11,145	(1,213)	-	-	-	0.7%
Emerging Markets Equity	3,559	800	-	3,508	(851)	-	-	-	0.4%
Short-Term Bond	3,267	-	-	3,140	(127)	-	-	-	0.8%
Select Bond	61,927	1,330	6,100	50,822	(5,799)	(536)	-	-	1.7%
High Yield Bond	17,650	-	2,740	12,794	(2,025)	(91)	-	-	1.8%
Multi-Sector Bond	16,039	-	-	13,274	(2,765)	-	-	-	1.2%

	$300,593	$15,930	$45,610	$220,184	$(54,441)	$3,712	$-	$-

The Series Fund and its Portfolios are permitted to purchase securities from, and sell securities to (so called “cross-trades”), (i) other Portfolios, (ii) any registered investment company which is an affiliate, or an affiliate of an affiliate, or (iii) any person which is an affiliate, or an affiliate of an affiliate, of the Series Fund or the Portfolio solely by reason of having a common investment adviser or sub-adviser (or affiliated investment advisers) or common directors and/or officers, pursuant to procedures adopted by the Board under Rule 17a-7 of the 1940 Act (“Procedures”). These Procedures have been designed to ensure that any cross-trade of securities by a Portfolio complies with Rule 17a-7 of the 1940 Act. Each cross-trade is effected at the current market price as defined under the Procedures. Pursuant to the Procedures, for the period ended June 30, 2022, the Series Fund Portfolios engaged in the following cross-trades (amounts in thousands):

Portfolio	Cross Trade Purchases
Mid Cap Value Portfolio	$844
International Growth Portfolio	3,290
Research International Core Portfolio	82
High Yield Bond Portfolio	3,245

	Cross Trade Sales
Portfolio	Proceeds	Net Realized Gain (Loss) on Sales
Large Company Value Portfolio	$126	(25)
International Growth Portfolio	4,195	2,338
High Yield Bond Portfolio	940	42

NOTE 12. SUBSEQUENT EVENT

Effective July 1, 2022, in the Large Cap Blend Portfolio, MSA has agreed to waive a portion of its management fee such that the management fee is 0.70% on the Portfolio’s first $150 million of average net assets, 0.65% on the next $150 million, 0.62% on the next $200 million, and 0.56% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2023.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Proxy Voting and Portfolio Holdings (unaudited)

Proxy Voting Guidelines

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Filing of Portfolio Holdings

Each Portfolio, other than the Government Money Market Portfolio, files its complete schedule of portfolio holdings on a monthly basis with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. Each Portfolio’s holdings reported on Form N-PORT for the first and third quarters of the fiscal year are available on the SEC’s website at http://www.sec.gov. Portfolios that file their holdings on Form N-PORT also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on the Internet at www.northwesternmutual.com.

The Government Money Market Portfolio files its complete schedule of portfolio holdings on a monthly basis with the SEC on Form N-MFP. Form N-MFP is available on the SEC’s website at http://www.sec.gov. The Government Money Market Portfolio also makes its complete schedule of portfolio holdings for the most recent month available on the Internet at www. northwesternmutual.com.

Statement Regarding Liquidity Risk Management Program (unaudited)

Each series/portfolio of Northwestern Mutual Series Fund, Inc. (“Series Fund”) other than the Government Money Market Portfolio (each, a “Portfolio”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Portfolio’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) the assessment, management and periodic review of liquidity risk; (ii) the classification of portfolio holdings; (iii) the establishment of a highly liquid investment minimum, as applicable; (iv) limitations on illiquid investments; and (v) related reporting, disclosure and recordkeeping.

The Board of Directors of the Series Fund (“Board”) has designated a multi-disciplinary committee to act as administrator of the Program (“Program Administrator” or “Committee”). The Committee’s membership includes representatives of the Series Fund’s investment adviser, Mason Street Advisors, LLC (“MSA”) as well as the Mutual Fund Administration and Managed Investments Compliance divisions of The Northwestern Mutual Life Insurance Company. Under the Program, the Program Administrator assesses, manages and periodically reviews each Portfolio’s liquidity risk and classifies each investment held by each Portfolio as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. The liquidity of a Portfolio’s investments is determined based on the varying levels at which the Portfolio expects to trade in a particular investment or asset class (the reasonably anticipated trading size) and other relevant market, trading and investment-specific considerations under the Program. In addition to the foregoing, the Program Administrator determines the need for, and if applicable, establishes highly liquid investment minimums (“HLIM”) (a minimum percentage of net assets that must be invested in highly liquid investments that are assets), oversees the preparation of reports to the Board and the Securities and Exchange Commission required by the Liquidity Rule, and prepares required written annual reports on the operation and adequacy of the Program.

Pursuant to the Liquidity Rule, no Portfolio may acquire any illiquid investment if, after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets (i.e., investments with positive values). In addition, the Liquidity Rule requires funds that do not primarily hold assets that are highly liquid investments to adopt an HLIM. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable. The Program contemplates the use of a third-party liquidity classification tool to aid the Program Administrator in assigning liquidity classifications and monitoring the Portfolios’ level of investments in each liquidity category.

During the six months ended June 30, 2022, the Board received and reviewed the annual written report of the Program Administrator (the “Report”), concerning the operation of the Program for the period from January 1, 2021 to March 31, 2022 (the “Reporting Period”). The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in reviewing the adequacy and effectiveness of the Program’s implementation with respect to each Portfolio during the Reporting Period. Such information and factors included, among other things:

•

Each Portfolio’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Portfolio’s investment strategy was appropriate for an open-end fund; (ii) the extent to which the Portfolio’s strategy involves a relatively concentrated portfolio or large

Statement Regarding Liquidity Risk Management Program (unaudited)

positions in particular issuers, countries or geographic regions; (iii) whether the Portfolio’s strategy involves holdings that are particularly sensitive to stressed market conditions; and (iv) the Portfolio’s use of derivatives;

•	The liquidity experience of each Portfolio during the Reporting Period;

•	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

•	Holdings of cash and cash equivalents, as well as other sources of liquidity.

In addition, the Program Administrator sought and considered the input of MSA and the sub-advisers as to whether any Portfolio had been impacted by market or sector-wide developments, changes in operations or other Portfolio specific circumstances that did, or could, materially impact the Portfolio’s liquidity risk profile. The Report also discussed notable events during the Reporting Period affecting Portfolio liquidity and/or overall market liquidity, such as the impacts of extended market holidays and the imposition of capital controls in certain countries in response to the Russia/Ukraine conflict. No significant liquidity events impacting the Portfolios were noted in the Report. During the Reporting Period, each of the Portfolios continued to qualify as a fund that primarily holds assets that are highly liquid investments, and, therefore, no Portfolio was required to establish or comply with an HLIM as set forth in the Program.

Based on the information considered, the Report concluded that (i) the Program was reasonably designed to assess and manage liquidity risk; (ii) the Program was adequately and effectively implemented during the Reporting Period; (iii) each Portfolio’s investment strategy continues to be appropriate for an open-end fund; (iv) an HLIM continued to not be required or warranted for any of the Portfolios, and (v) each Portfolio was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Portfolio during the Reporting Period. There were no material changes to the Program during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Series Fund’s prospectus for more information regarding each Portfolio’s exposure to illiquidity risk and other risks to which it may be subject.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

Northwestern Mutual Series Fund, Inc.

Annual Contract Review Process

Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of an investment company’s independent directors each year. In addition, each investment company is required to disclose in its annual or semi-annual report, as applicable, the material factors and conclusions that formed the basis for the board’s approval or renewal of any investment advisory agreements within the investment company’s most recently completed fiscal half-year period.

At least annually, the Board of Directors (the “Board”) of Northwestern Mutual Series Fund, Inc. (the “Series Fund”) considers and votes upon the renewal of the investment advisory agreement between Mason Street Advisors, LLC (“Mason Street Advisors”) and the Series Fund with respect to the portfolios of the Series Fund (each, a “Portfolio” and collectively, the “Portfolios”), as well as the investment sub-advisory agreements between Mason Street Advisors and each of the sub-advisers of those Portfolios for which Mason Street Advisors and the Board have appointed a sub-adviser. In order to afford the Board the opportunity to focus on a smaller number of relationships at any one meeting, the Board considers the annual continuation of the sub-advisory agreements on a staggered basis during the course of the year.

Board Approvals During the Six-Month Period Ended June 30, 2022

At its February 24, 2022 meeting, the Board, including the directors who are not “interested persons” (as that term is defined in the 1940 Act) of the Series Fund or Mason Street Advisors (the “Independent Directors”), unanimously approved the continuance of the Amended and Restated Advisory Agreement between the Series Fund and Mason Street Advisors with respect to each of the Series Fund’s Portfolios (the “Advisory Agreement”).

Also at its February 24, 2022 meeting, the Board, including the Independent Directors, unanimously approved the continuance of (1) a Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Wellington Management Company LLP (“Wellington”) relating to the Series Fund’s Small Cap Growth Stock, Large Cap Core Stock and Mid Cap Growth Stock Portfolios and (2) Investment Sub-Advisory Agreements between Mason Street Advisors and Northern Trust Investments, Inc. (“Northern Trust”) relating to the Series Fund’s Index 400 Stock Portfolio and Index 600 Stock Portfolio.

At its June 2, 2022 meeting, the Board, including the Independent Directors, unanimously approved the continuance of (1) a Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Massachusetts Financial Services Company (“MFS”) relating to the Series Fund’s Research International Core Portfolio, (2) a Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and FIAM LLC (“FIAM”) relating to the Series Fund’s International Growth Portfolio, (3) a Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Fiduciary Management, Inc. (“Fiduciary”), along with an amendment thereto, relating to the Series Fund’s Large Cap Blend Portfolio, and (4) an Amended Investment Sub-Advisory Agreement between Mason Street Advisors and Aberdeen Asset Managers Limited (“Aberdeen”) relating to the Series Fund’s Emerging Markets Equity Portfolio.

Wellington, Northern Trust, MFS, FIAM, Fiduciary and Aberdeen are sometimes collectively referred to herein as the “Sub-Advisers,” and their respective sub-advised Portfolios are collectively referred to herein as the “Sub-Advised Portfolios.” The Investment Sub-Advisory Agreements with Wellington, Northern Trust, MFS, FIAM, Fiduciary and Aberdeen are collectively referred to herein as the “Sub-Advisory Agreements.”

In determining whether to approve the continuance of the Sub-Advisory Agreements on behalf of the Series Fund, the Board requested and received detailed information from Mason Street Advisors and the Sub-Advisers in advance of each meeting to assist them in their evaluation, including information compiled by certain independent providers of evaluative data. With respect to the continuation of the Sub-Advisory Agreements, while particular focus was given to an evaluation of the services, performance, fees, costs, and certain other relevant information under such Agreements at the meeting at which their continuation is formally considered, the evaluation process with respect to Mason Street Advisors and the Sub-

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

Advisers and the nature, extent and quality of the services they provide to the Portfolios pursuant to the terms of the Sub-Advisory Agreements is an ongoing one. As a result, the Board’s consideration of such services, and the performance, fees, costs and other relevant factors was also based upon information provided and deliberations that occurred at other meetings throughout the year.

The Independent Directors received a memorandum from their counsel advising them of their responsibilities in connection with the review and approval of the of the continuance of the Sub-Advisory Agreements, and summarizing the legal standards governing the review and approval of these Agreements. The Independent Directors reviewed these standards with their counsel during the course of the meetings, including how these standards should be applied to the review of information relating to sub-advisers under the Series Fund’s manager of managers structure. During the course of their deliberations, the Independent Directors had the opportunity to meet privately without representatives of Mason Street Advisors and the Sub-Advisers, and were represented throughout the process by legal counsel.

Continuation of the Advisory Agreement between the Series Fund and Mason Street Advisors

At its February 24, 2022 meeting, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement with respect to each Series Fund Portfolio. In addition to the information presented by and about Mason Street Advisors during the course of that meeting, the materials provided to the directors in advance of the meeting included Mason Street Advisor’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from Mason Street Advisors designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Advisory Agreement. Those materials also included an independent report prepared by Broadridge (“Broadridge Report”) for each of the Portfolios. The Broadridge Report provided details regarding the fees, expenses, and performance returns captured over a variety of measurement periods, as well as comparative information associated with a peer group for each Portfolio as selected by Broadridge based on the Portfolio’s investment style, characteristics and asset levels, and further customized to filter out funds with different share class characteristics and fund structures. (The Broadridge Report utilizes Morningstar fund classifications and data.) The Broadridge Report included an executive summary of the performance and expense information compiled by Broadridge to facilitate the directors’ review. The materials provided to the Independent Directors included a summary from the Mason Street Advisors’ Chief Compliance Officer (“CCO”) of Mason Street Advisors’ compliance program, as well as the CCO’s Annual Compliance Report summarizing the results of his review and assessment of the adequacy of Mason Street Advisors’ compliance program. In addition to the information presented at the February 24, 2022 meeting, the directors’ considerations were informed by the information regularly provided to them throughout the year regarding the Portfolios and Mason Street Advisors, their experience with and knowledge of the nature and quality of services provided by Mason Street Advisors to the Portfolios and their interactions with representatives of Mason Street Advisors and its affiliates.

The material factors and conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement include those discussed below. The directors evaluated the information they deemed relevant on a Portfolio-by-Portfolio basis. No one particular factor was identified as determinative, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors. Further, different directors may have placed greater weight on certain factors than did other directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of Mason Street Advisors’ services, factors considered by the directors included Mason Street Advisors’ overall business, organization and management structure, and the tenure and experience of Mason Street Advisors’ investment personnel. The directors considered the performance of each Portfolio over various time periods as presented at the February 24, 2022 meeting and at each of the quarterly meetings prior thereto.

Included as part of their review were the presentations and information provided by Mason Street Advisors regarding the services provided by Mason Street Advisors to the Portfolios. These services include the investment management services rendered by Mason Street Advisors’ portfolio managers in providing day-to-day portfolio management services for the Asset Allocation Portfolio and Balanced Portfolio. The directors considered the effectiveness of Mason Street Advisors’ portfolio

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

managers in providing day-to-day portfolio management services for the foregoing Portfolios. The directors also considered the investment management, administrative and supervisory services related to Mason Street Advisors’ oversight, evaluation and ongoing monitoring of the various sub-advisers appointed to manage the majority of the Series Fund’s Portfolios. The directors considered the effectiveness and coverage of Mason Street Advisors supervisory oversight of the appointed sub-advisors, including its monitoring and assessment of sub-advisory investment performance, sub-advisory organizational and personnel developments, sub-advisory investment strategies and execution as well as Mason Street Advisors’ overall level of engagement with the sub-advisory investment teams.

The directors received and considered information about the recent functional realignment of MSA under Northwestern Mutual’s retail investment function (the “Reorganization”), and the impacts of the Reorganization to MSA’s operations and personnel. The directors took into consideration the strategic objectives and anticipated benefits of the Reorganization to MSA and the Series Fund, including access to additional resources to support MSA’s investment management functions. The directors also considered changes to senior leadership at MSA and the Series Fund that had resulted from the Reorganization as well as related changes to the MSA and Series Fund committee and oversight structure. The directors expressed confidence in the ability of the reconstituted senior leadership team. In addition, the directors evaluated the impact of the Reorganization to the investment advisory services provided by MSA and the administrative services provided by Northwestern Mutual. The directors considered MSA’s assertions that the Reorganization would enhance and augment both the investment advisory and administrative services by providing additional senior leadership resources and additional investment and non-investment personnel. The directors considered personnel changes accompanying the Reorganization, including MSA’s use of certain dual officers shared with a retail investment affiliate, including one individual serving as MSA’s Chief Investment Officer and another individual serving in an investment officer capacity for MSA. The directors considered the potential conflicts of interest arising from these shared officer arrangements, along with the means by which MSA would mitigate any such risks. The directors viewed favorably MSA’s heightened sensitivity to managing the potential conflicts of interest arising from aspects of the Reorganization. The directors noted that, while the Reorganization would enhance MSA’s sub-advisory oversight team, it was not expected to result in any material change to MSA’s approach to ongoing monitoring and oversight of Series Fund sub-advisers, its process for new sub-adviser searches and selection, or the Board’s involvement in the same. The directors further noted that the Reorganization would not change the scope of administrative services provided by Northwestern Mutual for the Series Fund. In connection with their consideration of services provided to the Asset Allocation and Balanced Portfolios, the directors received a presentation from the Allocation Portfolios’ portfolio management team, including two newly named portfolio managers, about planned investment process enhancements.

The directors recognized that in addition to the investment advisory services provided, Mason Street Advisors and its affiliates provided administrative services critical to the operation of the Portfolios and the servicing of the Series Fund’s investors. The risk management infrastructure implemented by Mason Street Advisors, the Series Fund’s compliance program and compliance infrastructure, and its various compliance policies and procedures, oversight of brokerage and trading, and succession planning were also considered by the directors.

Based on their review of these factors, and reflecting upon their experience with Mason Street Advisors’ services provided to the Portfolios, the Board concluded, as part of their overall evaluation of the Advisory Agreement, that they were satisfied with the nature, extent and quality of services provided by Mason Street Advisors with respect to each Portfolio, including the resources committed by Mason Street Advisors and its affiliates in providing those services, and the experience and capabilities of the personnel rendering such services.

Investment Performance. The directors considered the investment performance of each of the Portfolios over a variety of periods. The Broadridge Report assisted the Board in its evaluation of the performance of the Portfolios. In addition to considering performance for each Portfolio for both short- and long-term periods, the directors considered: (i) a comparison of each Portfolio’s one-, three-, and five-year performance to the returns of appropriate index benchmarks, and to the performance averages of each Portfolio’s respective Broadridge and Lipper fund group categories for the same periods; (ii) the Broadridge overall star rating and Lipper rating for each Portfolio; and (iii) the Broadridge and Lipper performance rankings for each Portfolio for the one-, three- and five-year time periods. The directors evaluated each Portfolio’s performance against these peer categories, industry benchmarks and indices. They viewed this information as providing an objective

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

comparative measure against which they could assess the performance of the Portfolios. The directors were also presented with information from Mason Street Advisors regarding the relevant market conditions and other factors affecting the performance of each Portfolio. The directors evaluated a chart provided by Broadridge regarding each Portfolio’s net returns relative to net expenses for the five-year period ended December 31, 2021, which permitted the identification of those Portfolios scoring in the bottom half for performance returns on a comparative basis. The directors considered the Mason Street Advisor’s oversight efforts and steps that had been taken to improve the performance of those Portfolios, including the recent appointment of Dodge & Cox as the sub-adviser for the International Equity Portfolio. The directors commented that the sub-adviser transition had been accomplished in an extremely efficient manner. The directors considered Wellington’s efforts to improve the performance of the Small Cap Growth Stock and Mid Cap Growth Stock Portfolios. The directors also considered MSA’s views with respect to performance challenges and expectations for the remaining portfolios in the bottom half of the chart. The directors observed that the performance of a number of such underperforming Portfolios had recently improved.

In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. The directors gave weight to their ongoing discussions with senior management at Mason Street Advisors concerning Portfolio performance, as well as discussions among the Board, the Sub-Advisers and the portfolio managers of the Portfolios regarding investment strategies and Portfolio performance that occurred at meetings from time to time. While attentive to short-term performance and what it might indicate in the context of current developments in the economy and financial markets, the directors generally placed greater emphasis on longer-term performance.

In particular, the directors noted the longer-term performance returns of the Portfolios as reported by Broadridge, which indicated that 16 of the 27 Portfolios were ranked in the first or second quartile of their respective Broadridge category peer groups for the three- and five-year periods ended December 31, 2021. The directors also noted the performance returns of the Portfolios as reported on a peer category basis by Lipper, which indicated that 15 of the 27 Portfolios were ranked in the first or second quartile for their respective peer categories for the three-year period ended December 31, 2021, and that 18 of the 27 Portfolios were ranked in the first or second quartile for the five-year period ended December 31, 2021.

Based on the Board’s review of investment performance over various periods, an analysis of the factors resulting in the performance of certain of the Portfolios, the Board concluded that, considering investment performance within the context of its overall determinations regarding the Advisory Agreement, it was satisfied with the relative investment performance of each Portfolio over time.

Management Fees and Other Expenses. The Broadridge Report assisted the Board in the evaluation of the relative expenses of the Portfolios. The directors reviewed a comparison of the management fees of the Portfolios and those of an independently selected peer group of mutual funds for each of the Portfolios. The directors further considered the expenses of each Portfolio and a comparison of those expenses with each Portfolio’s respective peer group and fund category group as a guide to help assess the reasonableness of each Portfolio’s advisory fees and net and total expense ratios. The Broadridge Report also included additional comparative information relating to other fee components, including costs relating to custodial services, shareholder reporting, audit expenses and advisory fees. The directors used the comparative data to help assess the reasonableness of each Portfolio’s advisory fee, although they acknowledged that it was difficult to make precise comparisons with other funds because of the differing manner in which service providers bundle the services they provide and the fees they charge.

In evaluating the level of management fees paid by each Portfolio, the directors considered the structure and size of the Portfolios, the fees paid by each Portfolio under the Advisory Agreement, the expense cap and fee waiver agreements in place for certain Portfolios, and the amounts waived or reimbursed by Mason Street Advisors under such agreements. In considering Mason Street Advisors’ management fees on a stand-alone basis, the directors took into consideration that the management fees compensated Mason Street Advisors for a broader range of services (both investment management and administrative services) than may be included under a typical investment management contract, and concluded that as a

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

result of these additional services, viewing Mason Street Advisors’ management fees in light of Broadridge-reported averages might not provide the most accurate frame of reference for comparative purposes.

The directors also evaluated each Portfolio’s total operating expenses over various periods. The directors observed favorably that all but one of the Portfolios were ranked in Broadridge’s first or second quartile (meaning lowest expenses) for net total expenses within their respective category groups at December 31, 2021, with 22 of the Portfolios ranking in the first quartile. With respect to the Government Money Market Portfolio, which had ranked in the 72nd percentile for the year ended December 31, 2021, the directors considered that the expense ranking was a result of fee compression from expense waivers across the peer group in response to the ongoing low interest rate environment.

Based on their review of the management fees and other expenses, the comparative data, the performance of each Portfolio, and other factors deemed relevant by the directors, the Board concluded that the management fees and total operating expenses of each of the Portfolios (as modified by the applicable expense waivers and fee caps) were reasonable in relation to the nature, scope and quality of advisory services provided by Mason Street Advisors and the performance of the Portfolios.

Costs and Profitability. The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors based upon its relationship with the Portfolios. The directors considered Mason Street Advisors’ pricing methodology for its services as investment adviser. The directors considered Mason Street Advisors’ presentation to the directors regarding Mason Street Advisors’ revenues, expenses, income and profit margins allocable to its services to the Portfolios on an aggregate and a per Portfolio basis, and reviewed Mason Street Advisors’ allocation methodology with respect to its revenues and expenses. The profitability information presented for the directors’ consideration was supplemented by information regarding the range of expenses in each Portfolio’s respective Broadridge peer group and fund group category and the ranking of each Portfolio within the applicable peer group and fund group category. In connection with its review of the profitability of Mason Street Advisors’ services to the Portfolios, the directors considered services provided by affiliates of Mason Street Advisors.

The directors considered the allocation of fees as between Mason Street Advisors and each sub-adviser as well as applicable asset levels, breakpoints, total expenses and management fee waivers that are in place for those Portfolios. As part of the allocation of fees, the Board considered Mason Street Advisors’ decision for the upcoming year to increase existing advisory fee waivers with respect to the Large Company Value and Emerging Markets Equity Portfolios and, as a result of the recent change in sub-adviser for the International Equity Portfolio, to decrease the existing advisory fee waiver with respect to such Portfolio. The directors noted further MSA’s decision to retain all other existing advisory fee waivers and expense caps for an additional one year period.

The directors also received information on soft dollar arrangements and any other benefits to Mason Street Advisors or its affiliates arising from its relationship with the Portfolios, including (as applicable) the participation of fund families advised by certain sub-advisers to the Portfolios on the retail brokerage platform maintained by a brokerage affiliate of Mason Street Advisors, the participation of such fund families in a mutual fund partner program offered by such brokerage affiliate of Mason Street Advisors, and the payment of fees by the fund families based upon participation on the brokerage platform and the mutual fund partner program maintained by the brokerage affiliate of Mason Street Advisors.

The directors received information about MSA’s decision to rely on Rule 12d1-4 under the Investment Company Act of 1940, as amended, to operate each of the Asset Allocation and Balanced Portfolios as fund of funds on a going forward basis. The directors considered the full scope of services provided by MSA to the Asset Allocation and Balanced Portfolios (the “Allocation Portfolios”), and MSA’s view that the fees it received under the Advisory Agreement relating to the Allocation Portfolios were based on services that were in addition to and not duplicative of the services provided by any funds acquired by the Allocation Portfolios in reliance on Rule 12d1-4 (“acquired funds”). Moreover, the directors were apprised that MSA had evaluated the complexity of the structure and fees and expenses associated with the Allocation Portfolios’ investments in acquired funds, and had found that the Allocation Portfolios’ fees and expenses did not duplicate the fees and expenses of any acquired fund, as required by Rule 12d1-4.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

The directors recognized the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability, since such information generally is not publicly available and may be impacted by numerous factors specific to the investment adviser and its method of allocating revenues and expenses. Based on their review of the profitability provided for each Portfolio, the Board concluded that they were satisfied that Mason Street Advisors’ level of profitability arising from each Portfolio was not excessive.

Economies of Scale. The directors also considered whether each Portfolio’s expense structure permitted economies of scale to be shared with Portfolio investors. The directors considered that breakpoints are contained in the advisory fee schedules for 20 of the 27 Portfolios and further considered the extent to which the Portfolios may benefit from economies of scale through those breakpoints. The directors also considered Mason Street Advisors’ explanation of why breakpoints for the remaining Portfolios had not been established, including that those Portfolios were ranked the lowest or close to the lowest in terms of total expenses of each Portfolio’s respective peer group as determined by Broadridge or benefited from advisory fee waivers and/or expense limitation agreements put in place by Mason Street Advisors. Also considered was Mason Street Advisors’ commitment to continue to regularly work with the Board to evaluate the need for additional breakpoints or fee waivers as each Portfolio’s assets grow over time. Based on this information, the Board concluded that, within the context of its overall determinations regarding the Advisory Agreement, each Portfolio’s fee structure reflected appropriate economies of scale for the benefit of Portfolio investors.

Continuation of the Sub-Advisory Agreements between Mason Street Advisors and Certain Sub-Advisers

At its February 24, 2022 and June 2, 2022 meetings, the Board, including the Independent Directors, unanimously approved the continuance of the Sub-Advisory Agreements with respect to the related Sub-Advised Portfolios. At those meetings, the directors received a presentation from representatives of each Sub-Adviser involved in the management of the respective Sub-Advised Portfolios. In addition to the information presented by and about such Sub-Advisers during the course of those meetings, the directors also had each Sub-Adviser’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from the Sub-Advisers designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Sub-Advisory Agreements. The directors also had Mason Street Advisors’ Executive Summary and Overview of each Sub-Adviser and other materials prepared by Mason Street Advisors. The materials contained detailed information on organizational and management structures, client base, performance over multiple time periods, expenses, brokerage commissions, portfolio turnover, style consistency, key portfolio statistics and metrics, and other factors with respect to each of the Sub-Advised Portfolios. The materials also contained an analysis of the Sub-Advisers’ responses to the compliance questions contained in the Section 15(c) Report and the observations of the Series Fund’s Chief Compliance Officer regarding the compliance structure and practices of each Sub-Adviser. The directors also considered their experience with and knowledge of the nature and quality of the services provided by the Sub-Advisers and their ongoing discussions with representatives of Mason Street Advisors, its affiliates and each Sub-Adviser.

The material factors and conclusions that formed the basis for the Board’s approval of the continuance of each of the Sub-Advisory Agreements include those discussed below. The directors evaluated a variety of information they deemed relevant on a Portfolio-by-Portfolio basis. No one particular factor was identified as determinative, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the Board. Further, different directors may have placed greater weight on certain factors than did other directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of each Sub-Adviser’s services, the directors reviewed each Sub-Adviser’s financial strength and stability, assets under management and overall reputation. The directors evaluated the investment strategies employed by each Sub-Adviser, as well as the personnel providing such services with respect to the Sub-Advised Portfolio. In particular, the directors considered presentations given by the portfolio managers and how the Sub-Advised Portfolios were being positioned in the current market environment. The directors also considered Mason Street Advisors’ reports on due diligence visits and conference calls that had been conducted with the Sub-Advisers.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

With respect to the Sub-Advisory Agreements reviewed in February, the directors expressed continued confidence in Wellington’s ability as a sub-adviser. The directors discussed the impact of Wellington’s use of a shared pool of investment analysts and the role of each portfolio manager in differentiating the use of this resource. The directors considered adjustments made by the portfolio manager for the Mid Cap Growth Stock Portfolio in his approach to market cap size and concluded that it did not represent a change in Wellington’s investment strategy. With respect to Northern Trust, the directors were satisfied with the initial performance of Northern Trust as sub-adviser for the Index 400 Stock and Index 600 Stock Portfolios. The directors expressed no concerns with either Sub-Adviser’s financial stability, financial strength or other firm level matters.

With respect to the Sub-Advisory Agreements considered for continuance in June, the directors noted no concerns with overall financial strength or stability of any of the Sub-Advisers. The directors considered organizational changes that had occurred at Aberdeen with respect to the elimination of the role of Chief Investment Officer and the assumption of additional corporate level responsibilities by the lead portfolio manager for the Emerging Markets Equity Portfolio. In that regard, the directors considered the portfolio manager’s remarks that his expanded role did not prevent him from continuing to devote a significant portion of his time to his investment management responsibilities. The directors considered information provided by Fiduciary about plans to continue to transfer the firm’s ownership across its employee base. The directors considered updated information about succession planning for executive management at Fiduciary.

The directors also considered each Sub-Adviser’s investment philosophy and process and the scope of services provided by the Sub-Advisers. The directors commented favorably on the portfolio manager’s remarks about the outlook for the Large Cap Blend Portfolio and Fiduciary’s approach to valuations. The directors expressed satisfaction with Fiduciary’s consistent application of its articulated investment philosophy. With respect to Aberdeen and FIAM, the directors considered the role that ESG factors played in the respective investment processes for the Emerging Markets Equity and International Growth Portfolios. Consideration was also given to the Sub-Advisers’ respective reputations and experience in providing investment management services and the performance of each Sub-Advised Portfolio. Based on their review of these factors, their discussions with the Sub-Advisers, and their experience with the services provided by the Sub-Advisers for the respective Sub-Advised Portfolios, the Board concluded, within the context of their overall determinations regarding the Sub-Advisory Agreements, that they were satisfied with the nature, extent and quality of services, and the resources committed by each Sub-Adviser in providing those services, and were satisfied with the experience and capabilities of the Sub-Advisers and the personnel associated with the Sub-Advised Portfolios.

Investment Performance. The directors reviewed the investment performance of each of the Sub-Advised Portfolios over multiple time periods. In addition to considering performance for each Sub-Advised Portfolio for both short- and long-term periods, the directors considered: (i) a comparison of each Sub-Advised Portfolio’s one-, three-, and five-year (as applicable) performance to the returns of appropriate industry benchmarks and indices, and to the performance averages of each Sub-Advised Portfolio’s respective Broadridge and Lipper fund group categories for the same periods; (ii) the Broadridge overall star rating and Lipper rating for each Sub-Advised Portfolio; and (iii) the Broadridge and Lipper performance rankings for each Sub-Advised Portfolio for the one-, three- and five-year time periods (as applicable). The directors evaluated each Sub-Advised Portfolio’s performance against these peer groups and industry benchmarks and indices and viewed this information as providing an objective comparative measure against which they could assess the performance of the Sub-Advised Portfolios. The directors also considered the performance of accounts managed in a similar manner by each of the Sub-Advisers and information from the Sub-Advisers regarding any significant differences in the performance of those accounts from that of the Sub-Advised Portfolios.

With respect to the Portfolios managed by Wellington, the directors considered information provided by Wellington about performance issues encountered in the health care sector. The directors discussed the performance of the Small Cap Growth Stock and Mid Cap Growth Stock Portfolios, noting that historically the Portfolios had performed well over a market cycle. The directors also noted the recent performance improvements achieved by these Portfolios, and expressed optimism that the trend would continue. The directors considered the strong longer term performance record achieved by the Large Cap Core Stock Portfolio. With respect to Northern Trust, the directors noted that the initial performance achieved by Northern Trust for the Index 400 Stock and Index 600 Stock Portfolios had been strong.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

The directors identified no concerns with respect to the overall performance of Portfolios sub-advised by Aberdeen, MFS or FIAM. The directors considered Aberdeen’s explanation of the impact of certain Russian and Chinese holdings on the 2021 calendar year and first quarter 2022 performance of the Emerging Markets Equity Portfolio. While acknowledging that the performance of the Large Cap Blend Portfolio sub-advised by Fiduciary continued to be challenged, the directors considered the Portfolio’s goal to provide downside protection, which they noted had been demonstrated in market downturns in 2001 and 2008 as well as in the most recent quarter. The directors also considered the current composition of the Large Cap Blend Portfolio, and the portfolio manager’s confidence that the Portfolio was well positioned to outperform based on his market expectations. The directors viewed favorably the fact that the Portfolio’s investment strategy and performance profile differentiated it from other large cap investment options available within Northwestern Mutual’s variable products.

In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. While attentive to short term performance and what it might indicate, the directors generally placed greater emphasis on longer-term performance. For the reasons set forth above, the Board concluded that, considering investment performance within the context of its overall determinations regarding the Sub-Advisory Agreements, it was satisfied with the relative investment performance of the Sub-Advised Portfolios.

Management Fees and Other Expenses. The directors evaluated the reasonableness of the management fees and total expenses paid by the Sub-Advised Portfolios under the Sub-Advisory Agreements. The directors considered the fees paid by each Sub-Advised Portfolio. The directors also considered the sub-advisory fees paid by Mason Street Advisors out of its management fee, including a comparison of those fees with fees charged by the respective Sub-Advisers for similarly-managed accounts. In considering the level of management fees, the directors evaluated the size of the Sub-Advised Portfolios, expenses assumed by Mason Street Advisors, and the existing expense limitation and/or fee waiver arrangements agreed to by Mason Street Advisors with respect to each Sub-Advised Portfolio (as applicable).

As part of their evaluation, the directors reviewed an independent analysis prepared by Broadridge of comparative expense data for each Sub-Advised Portfolio. Broadridge provided data as of December 31, 2021 comparing each Sub-Advised Portfolio’s net and total expenses with those of a peer group of funds utilized in connection with variable insurance products sharing a similar investment classification, objective and asset allocation, each as selected by Broadridge. The directors considered the comparative data as a guide to help assess the reasonableness of each Sub-Advised Portfolio’s net and total expense ratios. The directors considered that 8 of the 9 Sub-Advised Portfolios whose sub-advisory agreements were approved for renewal at the February and June meetings were ranked in Broadridge’s first quartile for total expenses for the period ended December 31, 2021. The directors considered that the remaining Sub-Advised Portfolio, the Large Cap Blend Portfolio, was ranked in the second quartile for net total expenses. The directors also noted that, in connection with the renewal of the Sub-Advisory Agreement for such Portfolio, the Sub-Advisory Agreement would be amended to reduce Fiduciary’s sub-advisory fee.

The directors also reviewed the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios. The directors took into consideration the advisory fee waiver and/or expense limitation agreements that were in place with respect to each of the Sub-Advised Portfolios whose sub-advisory agreement was approved for renewal, except for the Small Cap Growth Stock Portfolio, which ranked in the first quartile of its peer group for both net and total expenses (meaning lowest expenses).

Based on their review of the above information and other factors deemed relevant by the directors, the Board concluded that the management fees and total operating expenses of each of the Sub-Advised Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Sub-Advised Portfolios.

Costs and Profitability. The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors from the Sub-Advised Portfolios. The directors considered Mason Street Advisors’ presentations to the directors regarding Mason Street Advisors’ revenues, expenses, income and profit margins allocable to its services to the Sub-Advised Portfolios on an aggregate and a per Portfolio basis, and Mason Street Advisors’ allocation

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

methodology with respect to revenues and expenses. The profitability information presented for the directors’ consideration was supplemented by the aforementioned information regarding the expense-based rankings of each Sub-Advised Portfolio within the Portfolio’s respective Broadridge peer group category. The directors also considered the profitability information related to certain of the Sub-Advised Portfolios where such information had been provided. The directors recognized that sub-advisory fees were the result of arm’s-length negotiations between Mason Street Advisors and each Sub-Adviser. The directors also recognized that there are limitations inherent in allocating costs and calculating profitability for organizations such as the Sub-Advisers, and that it is difficult to make comparisons of profitability among investment advisers because comparative information is not generally publicly available and, when available, such information is developed using a variety of assumptions and factors. The directors concluded that they had received sufficient information to evaluate the Sub-Advisers’ costs and profitability.

The directors considered certain fall-out benefits that may be realized by Mason Street Advisors and its affiliates due to their relationship with the Sub-Advised Portfolios, including (as applicable) the participation of fund families advised by certain Sub-Advisers to the Sub-Advised Portfolios on the retail brokerage platform maintained by a brokerage affiliate of Mason Street Advisors, the participation of such fund families in a certain mutual fund partner program offered by such brokerage affiliate, and the payment of fees by the fund families based upon participation on the brokerage platform and the mutual fund partner program maintained by the brokerage affiliate of Mason Street Advisors. The directors also reviewed information concerning certain of the Sub-Advisers’ soft dollar arrangements and any other benefits to the Sub-Advisers arising from their relationships with the Sub-Advised Portfolios. Based on their review, the Board concluded, within the context of their overall determinations regarding the Sub-Advisory Agreements, that they were satisfied that the fees paid by each of the Sub-Advised Portfolios, and the profits realized by Mason Street Advisors and the Sub-Advisers due to their relationship with the Sub-Advised Portfolios, were not excessive.

Economies of Scale. The directors also considered whether each Sub-Advised Portfolio’s expense structure permitted economies of scale to be shared with such Portfolio’s investors. The directors considered the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios and the extent to which the Sub-Advised Portfolios may benefit from economies of scale through those breakpoints. The directors also took into account the expense limitation arrangements in place for the Large Cap Blend, International Growth, Research International Core, Emerging Markets Equity and Index 600 Stock Portfolios, and the fee waiver arrangements in place with respect to the Large Cap Core Stock, Mid Cap Growth Stock, Large Cap Blend, International Growth, Research International Core, Emerging Markets Equity and Index 400 Stock Portfolios. The directors also considered the total assets and expense ratio of each Sub-Advised Portfolio. Based on this information, the Board concluded, within the context of its overall determinations regarding the Sub-Advisory Agreements, that each Sub-Advised Portfolio’s fee structure reflected appropriate economies of scale for the benefit of such Portfolio’s investors.

Other Information

The directors were presented with other information to assist them in their consideration of the continuation of the Advisory Agreement and the Sub-Advisory Agreements, including information about the services provided by affiliates of Mason Street Advisors to the Portfolios and information regarding Mason Street Advisors’ and the Sub-Advisers’ brokerage practices and commissions. The directors took into consideration reports from Mason Street Advisors on its review of the respective compliance programs of the Sub-Advisers, including any recent compliance exceptions noted and the applicable Sub-Adviser’s response. Also considered were key affiliations and business relationships between the Sub-Advisers and their affiliates and Mason Street Advisors’ parent company and affiliates. Their review further included information relating to each Sub-Adviser’s risk management infrastructure, pending or recent litigation or regulatory actions to which a Sub-Adviser or its affiliates may have been a party, and the applicable Sub-Adviser’s responses to those actions. The directors also considered information regarding each Sub-Adviser’s code of ethics, approach to portfolio manager compensation, and succession planning, as well as information supplied by the Sub-Advisers related to their cybersecurity programs and business continuity plans, and other matters they deemed relevant.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

Conclusions of the Directors

Based on a consideration of the foregoing, the Board, including the Independent Directors, and assisted by the advice of legal counsel independent of Mason Street Advisors, in the exercise of their reasonable business judgment, concluded that the terms of the Advisory Agreement and the Sub-Advisory Agreements were fair and reasonable and approved the continuation of each Agreement for another year as being in the best interests of each Portfolio.

(b)	Not applicable.

Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable to semi-annual reports.

Item 6.	Investments

Full Schedule of Investments is included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized, and reported timely.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1) Not applicable.

(a)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit

EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibit EX-99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Paul A. Mikelson
Paul A. Mikelson, President

Date:	August 17, 2022

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul A. Mikelson
Paul A. Mikelson, President

Date:	August 17, 2022

By:	/s/ Todd M. Jones
Todd M. Jones, Vice President,
Chief Financial Officer and Treasurer

Date:	August 17, 2022